UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

600 Lexington Avenue, 20th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Luis Berruga

Global X Management Company LLC

600 Lexington Ave, 20th Floor

New York, NY 10022

(Name and address of agent for service)

With a copy to:

Eric S. Purple, Esq.
Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, N.W.,
Washington, DC 20036-2652

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Item 1. Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Global X Silver Miners ETF (ticker: SIL)
Global X Gold Explorers ETF (ticker: GOEX)
Global X Copper Miners ETF (ticker: COPX)
Global X Uranium ETF (ticker: URA)
Global X Lithium & Battery Tech ETF (ticker: LIT)
Global X Fertilizers/Potash ETF (ticker: SOIL)

Semi-Annual Report

April 30, 2018

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Silver Miners ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.7%
CANADA— 18.8%
Basic Materials — 18.8%
Americas Silver *	599,897	$2,302,347
Bear Creek Mining * (A)	807,415	1,278,562
Excellon Resources * (A)	981,446	1,064,168
First Majestic Silver * (A)	2,357,355	15,336,277
Fortuna Silver Mines *	2,324,685	13,219,668
Great Panther Silver *	2,402,875	2,942,793
Klondex Mines *	1,652,573	4,047,802
MAG Silver *	1,091,545	12,150,511
Silvercorp Metals	2,350,649	6,417,779
SilverCrest Metals *	324,200	606,950
Tahoe Resources *	3,855,221	19,457,295
TOTAL CANADA		78,824,152
MEXICO— 5.7%
Basic Materials — 5.7%
Industrias Penoles	928,704	19,409,571
Minera Frisco *	8,160,200	4,375,069
TOTAL MEXICO		23,784,640
PERU— 3.1%
Basic Materials — 3.1%
Volcan Cia Minera SAA	35,740,100	12,881,299
SOUTH KOREA— 11.5%
Basic Materials — 11.5%
Korea Zinc	118,160	47,958,766
UNITED KINGDOM— 27.8%
Basic Materials — 27.8%
Fresnillo	2,775,473	48,740,797
Hochschild Mining	3,651,480	10,556,666
Polymetal International	5,695,146	57,215,811
TOTAL UNITED KINGDOM		116,513,274
UNITED STATES— 32.8%
Basic Materials — 32.8%
Coeur d'Alene Mines *	2,346,774	17,765,079
Endeavour Silver * (A)	1,836,847	5,510,541

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Silver Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Basic Materials — continued
Hecla Mining	5,284,593	$20,239,991
McEwen Mining * (A)	3,743,022	7,785,486
Pan American Silver	1,184,157	19,088,611
SSR Mining *	1,746,160	17,845,755
Wheaton Precious Metals	2,365,322	49,175,044
TOTAL UNITED STATES		137,410,507
TOTAL COMMON STOCK
(Cost $431,789,777)		417,372,638

SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.62%
(Cost $1,222,236)	1,222,236	1,222,236

REPURCHASE AGREEMENTS(B) — 2.6%
Chase Securities
1.650%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $3,142,022 (collateralized by U.S. Treasury Obligations, ranging in par value $598,423 - $1,490,754, 1.875%, 01/31/22, with a total market value of $3,287,859)	$3,141,878	3,141,878
Royal Bank of Canada
1.670%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $7,800,455 (collateralized by U.S. Treasury Obligations, ranging in par value $824,860 - $1,395,047, 1.625%, 05/15/26, with a total market value of $8,722,501)	7,800,093	7,800,093
TOTAL REPURCHASE AGREEMENTS
(Cost $10,941,971)		10,941,971
TOTAL INVESTMENTS — 102.6%
(Cost $443,953,984)		$429,536,845

Percentages are based on Net Assets of $418,490,569.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $10,938,047.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2018, was $12,164,207.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2018.

The following is a summary of the level of inputs used as of April 30, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$417,372,638	$—	$—	$417,372,638
Short-Term Investment	1,222,236	—	—	1,222,236
Repurchase Agreements	—	10,941,971	—	10,941,971
Total Investments in Securities	$418,594,874	$10,941,971	$—	$429,536,845

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of April 30, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Gold Explorers ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 21.5%
Basic Materials — 21.5%
Beadell Resources *(A) (B) (C)	1,417,349	$88,800
Dacian Gold *	66,243	142,510
Gold Road Resources *	938,880	563,426
Independence Group	457,000	1,783,472
Perseus Mining *	1,050,216	368,630
Ramelius Resources *	621,100	243,795
Regis Resources	496,039	1,767,329
Resolute Mining	808,003	701,407
Saracen Mineral Holdings *	1,048,942	1,496,486
Silver Lake Resources *	622,067	262,957
St. Barbara	535,285	1,725,331
Westgold Resources *	386,654	433,420
TOTAL AUSTRALIA		9,577,563
CANADA— 56.9%
Basic Materials — 56.9%
Alacer Gold *	376,941	626,299
Alamos Gold, Cl A	326,020	1,764,951
Argonaut Gold *	216,101	416,373
Asanko Gold *	190,076	212,028
B2Gold *	639,667	1,841,235
China Gold International Resources *	312,290	635,810
Continental Gold *	192,616	521,376
Dalradian Resources *	370,362	294,683
Dundee Precious Metals *	183,549	466,765
Eldorado Gold *	1,027,636	977,976
Guyana Goldfields *	216,287	840,212
Kirkland Lake Gold	140,541	2,455,726
Klondex Mines *	147,473	361,219
Lundin Gold *	88,918	341,952
New Gold *	740,850	1,739,505
Novo Resources *	74,880	290,887
OceanaGold	646,639	1,745,287
Osisko Mining *	215,304	446,748
Premier Gold Mines *	255,278	541,641

The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Pretium Resources *	232,398	$1,566,300
Roxgold *	436,327	394,820
Sabina Gold & Silver *	247,547	328,273
SEMAFO *	421,424	1,308,372
SSR Mining *	155,170	1,591,705
Tahoe Resources *	356,647	1,799,997
Teranga Gold *	105,811	404,442
Torex Gold Resources *	109,692	1,129,478
Wesdome Gold Mines *	169,788	250,321
TOTAL CANADA		25,294,381
INDONESIA— 1.5%
Basic Materials — 1.5%
Aneka Tambang	10,923,600	663,464
PERU— 2.1%
Basic Materials — 2.1%
Hochschild Mining	324,700	938,729
TURKEY— 1.5%
Basic Materials — 1.5%
Koza Altin Isletmeleri *	59,474	663,025
UNITED KINGDOM— 5.6%
Basic Materials — 5.6%
Centamin	847,297	1,829,316
Highland Gold Mining	339,352	686,154
TOTAL UNITED KINGDOM		2,515,470
UNITED STATES— 10.6%
Basic Materials — 10.6%
Coeur d'Alene Mines *	214,953	1,627,194
Golden Star Resources *	487,301	345,253
McEwen Mining * (C)	333,085	692,817
Novagold Resources * (C)	299,523	1,431,720
Seabridge Gold *	58,141	607,573
TOTAL UNITED STATES		4,704,557
TOTAL COMMON STOCK
(Cost $41,646,470)		44,357,189

SHORT-TERM INVESTMENT(D)(E) — 0.2%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.62%
(Cost $74,387)	74,387	74,387

The accompanying notes are an integral part of the financial statements.

4

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Gold Explorers ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — 1.5%
Chase Securities
1.650%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $191,227 (collateralized by U.S. Treasury Obligations, ranging in par value $36,421 - $90,729, 1.875%, 01/31/22, with a total market value of $200,103)	$191,219	$191,219
Royal Bank of Canada
1.670%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $474,746 (collateralized by U.S. Treasury Obligations, ranging in par value $50,202 - $84,904, 1.625%, 05/15/26, with a total market value of $530,862)	474,723	474,723
TOTAL REPURCHASE AGREEMENTS
(Cost $665,942)		665,942
TOTAL INVESTMENTS — 101.4%
(Cost $42,386,799)		$45,097,518

Percentages are based on Net Assets of $44,468,964.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2018, was $88,800 and represents 0.2% of net assets.
(C)	This security or a partial position of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $708,608.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2018, was $740,329.
(E)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2018.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$44,268,389	$—	$88,800	$44,357,189
Short-Term Investment	74,387	—	—	74,387
Repurchase Agreements	—	665,942	—	665,942
Total Investments in Securities	$44,342,776	$665,942	$88,800	$45,097,518

(1)

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2018, the transfers into Level 3 were due to the change in the availability of observable inputs to determine fair value.

The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Copper Miners ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 7.2%
Basic Materials — 7.2%
Avanco Resources *	1,464,604	$176,889
OZ Minerals	580,693	4,054,598
Sandfire Resources	293,794	1,760,852
TOTAL AUSTRALIA		5,992,339
CANADA— 26.7%
Basic Materials — 26.7%
Altius Minerals	79,275	886,158
Capstone Mining *	677,962	592,314
First Quantum Minerals	328,498	4,740,601
HudBay Minerals, Cl B	496,972	3,477,389
Ivanhoe Mines, Cl A *	1,028,468	2,126,011
Lundin Mining	514,337	3,410,324
Nevsun Resources *	571,775	1,596,751
Northern Dynasty Minerals * (A)	563,574	509,962
Taseko Mines *	411,614	491,259
Teck Resources, Cl B	179,365	4,509,485
TOTAL CANADA		22,340,254
HONG KONG— 14.5%
Basic Materials — 14.5%
Jiangxi Copper, Cl H	2,293,729	3,290,847
Jinchuan Group International Resources * (A)	3,617,900	742,181
MMG *	4,060,000	3,057,318
Zijin Mining Group, Cl H	10,869,960	5,013,762
TOTAL HONG KONG		12,104,108
JAPAN— 0.8%
Basic Materials — 0.8%
Nittetsu Mining	11,040	673,952
MEXICO— 4.9%
Basic Materials — 4.9%
Grupo Mexico, Cl B	1,239,710	4,103,511
POLAND— 3.6%
Basic Materials — 3.6%
KGHM Polska Miedz	113,199	3,025,317

The accompanying notes are an integral part of the financial statements.

6

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Copper Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
SWEDEN— 4.6%
Basic Materials — 4.6%
Boliden	110,080	$3,837,628
UNITED KINGDOM— 22.6%
Basic Materials — 22.6%
Antofagasta	297,597	3,985,831
Central Asia Metals	255,878	1,018,536
Glencore	801,070	3,869,472
KAZ Minerals *	351,997	4,462,323
SolGold * (A)	1,235,756	444,241
Vedanta ADR	207,961	3,685,069
Vedanta Resources	145,777	1,462,127
TOTAL UNITED KINGDOM		18,927,599
UNITED STATES— 14.9%
Basic Materials — 14.9%
Freeport-McMoRan Copper & Gold	265,823	4,043,168
Southern Copper	91,919	4,854,242
Turquoise Hill Resources *	1,184,381	3,517,612
TOTAL UNITED STATES		12,415,022
TOTAL COMMON STOCK
(Cost $80,817,297)		83,419,730

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.62%
(Cost $90,163)	90,163	90,163

REPURCHASE AGREEMENTS(B) — 1.0%
Chase Securities
1.650%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $231,783 (collateralized by U.S. Treasury Obligations, ranging in par value $44,145 - $109,971, 1.875%, 01/31/22, with a total market value of $242,541)	$231,772	231,772
Royal Bank of Canada
1.670%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $575,430 (collateralized by U.S. Treasury Obligations, ranging in par value $60,849 - $102,911, 1.625%, 05/15/26, with a total market value of $643,449)	575,404	575,404
TOTAL REPURCHASE AGREEMENTS
(Cost $807,176)		807,176
TOTAL INVESTMENTS — 100.9%
(Cost $81,714,636)		$84,317,069

Percentages are based on Net Assets of $83,561,422.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $848,909.

The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Copper Miners ETF

(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2018, was $897,339.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2018.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of April 30, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$83,419,730	$—	$—	$83,419,730
Short-Term Investment	90,163	—	—	90,163
Repurchase Agreements	—	807,176	—	807,176
Total Investments in Securities	$83,509,893	$807,176	$—	$84,317,069

For the period April 30, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of April 30, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Uranium ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA— 12.1%
Basic Materials — 10.6%
Altura Mining *	1,412,000	$405,021
Berkeley Energia * (A) (B)	24,936,707	16,094,027
Energy Resources of Australia * (B)	25,070,756	10,124,667
Greenland Minerals & Energy * (A) (B)	102,284,239	6,639,979
Paladin Energy *	68,225	6,437
Peninsula Energy * (A) (B)	30,427,425	5,742,020
		39,012,151
Consumer, Non-cyclical — 1.0%
Silex Systems * (A)	16,162,475	3,599,063
Financials — 0.5%
Macquarie Group	23,859	1,957,498
TOTAL AUSTRALIA		44,568,712
CANADA— 61.6%
Basic Materials — 54.4%
Barrick Gold	382,073	5,146,523
Cameco	8,616,548	90,873,848
Denison Mines * (B)	34,371,909	15,819,202
eCobalt Solutions * (B)	145,364	165,554
Energy Fuels * (A)	8,925,019	15,873,508
Fission Uranium * (A)	31,966,167	16,208,127
Laramide Resources * (A)	15,637,870	4,147,491
Mega Uranium * (A) (B)	43,425,556	4,911,818
NexGen Energy * (B)	19,480,853	38,902,440
Power Metals *	144,286	60,778
Uex * (A) (B)	37,389,860	8,166,591
		200,275,880

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Financials — 6.9%
Uranium Participation * (A)	8,350,289	$25,273,311
Industrials — 0.3%
Aecon Group	65,716	925,289
TOTAL CANADA		226,474,480
CHINA— 3.6%
Utilities — 3.6%
CGN Power, Cl H (C)	47,923,686	13,128,522
HONG KONG— 7.4%
Basic Materials — 4.0%
CGN Mining	223,353,652	14,798,700
Utilities — 3.4%
CNNC International *	26,318,315	12,306,975
TOTAL HONG KONG		27,105,675
JAPAN— 1.2%
Consumer, Cyclical — 0.8%
ITOCHU	77,000	1,543,870
Sumitomo	86,400	1,555,082
		3,098,952
Industrials — 0.4%
Mitsubishi Heavy Industries	40,000	1,581,357
TOTAL JAPAN		4,680,309
SOUTH AFRICA— 0.0%
Basic Materials — 0.0%
Sibanye Gold *	15,520	13,651
SOUTH KOREA— 4.1%
Consumer, Cyclical — 1.4%
Samsung C&T	38,842	5,091,410
Industrials — 2.7%
Daewoo Engineering & Construction *	762,196	4,531,571
Doosan Heavy Industries & Construction *	62,706	1,050,922
GS Engineering & Construction	44,503	1,700,035
Hyundai Engineering & Construction	44,812	2,668,455
KEPCO Engineering & Construction	3,178	109,648
		10,060,631
TOTAL SOUTH KOREA		15,152,041
UNITED KINGDOM— 1.1%
Basic Materials — 1.1%
BHP Billiton	90,972	1,934,641
Rio Tinto	36,421	1,979,495
TOTAL UNITED KINGDOM		3,914,136

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Uranium ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
UNITED STATES— 8.9%
Basic Materials — 8.9%
Centrus Energy, Cl A * (A)	661,222	$2,400,236
Uranium Energy * (B)	9,576,200	14,460,062
Ur-Energy * (A) (B)	21,640,790	15,691,737
		32,552,035
Industrials — 0.0%
Graham	5,637	121,646
TOTAL UNITED STATES		32,673,681
TOTAL COMMON STOCK
(Cost $433,998,701)		367,711,207

U.S. TREASURY OBLIGATION(D) — 19.0%
United States Treasury Bill
1.569%, 05/17/18
(Cost $69,951,233)	$70,000,000	69,950,377

SHORT-TERM INVESTMENT(E)(F) — 0.9%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.62%
(Cost $3,387,682)	3,387,682	3,387,682

REPURCHASE AGREEMENTS(E) — 8.2%
Chase Securities
1.650%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $8,708,772 (collateralized by U.S. Treasury Obligations, ranging in par value $1,658,655 - $4,131,937, 1.875%, 01/31/22, with a total market value of $9,112,990)	$8,708,373	8,708,373
Royal Bank of Canada
1.670%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $21,620,598 (collateralized by U.S. Treasury Obligations, ranging in par value $2,286,272 - $3,866,665, 1.625%, 05/15/26, with a total market value of $24,176,242)	21,619,595	21,619,595
TOTAL REPURCHASE AGREEMENTS
(Cost $30,327,968)		30,327,968
TOTAL INVESTMENTS — 128.1%
(Cost $537,665,584)		$471,377,234

Percentages are based on Net Assets of $367,897,083.

*	Non-income producing security.
(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $31,787,538.
(C)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2018 was $13,128,522 and represents 3.6% of Net Assets.
(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2018, was $33,715,650.

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Uranium ETF

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$367,711,207	$—	$—	$367,711,207
U.S. Treasury Obligation	—	69,950,377	—	69,950,377
Short-Term Investment	3,387,682	—	—	3,387,682
Repurchase Agreements	—	30,327,968	—	30,327,968
Total Investments in Securities	$371,098,889	$100,278,345	$—	$471,377,234

For the period ended April 30, 2018, there were transfers out of Level 3 due to the availability of observable inputs to determine fair value.

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Uranium ETF

The following is a summary of the transactions with affiliates for the period ended April 30, 2018:

			Changes in
			Unrealized
Value At	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at	Dividend
10/31/2017	Cost	Sales	(Depreciation)	(Loss)	4/30/2018	Income
Berkeley Energia
$11,385,222	$5,012,831	$(379,702)	$173,192	$(97,516)	$16,094,027	$—
Centrus Energy, Cl A
2,647,353	—	(8,585)	(226,847)	(11,685)	2,400,236	—
Energy Fuels
10,182,054	6,060,595	(2,953,364)	9,862,190	(7,277,967)	15,873,508	—
Fission Uranium
10,856,458	6,834,736	(2,442,315)	2,852,587	(1,893,339)	16,208,127	—
Greenland Minerals & Energy
6,758,834	1,568,774	(358,624)	(735,491)	(593,514)	6,639,979	—
Laramide Resources
2,246,576	1,758,915	(342,528)	719,767	(235,239)	4,147,491	—
Mega Uranium
3,684,773	2,348,620	(469,601)	(494,641)	(157,333)	4,911,818	—
Peninsula Energy
4,506,006	3,789,817	(552,987)	(1,065,332)	(935,484)	5,742,020	—
Silex Systems
3,019,540	1,344,948	(224,570)	(328,777)	(212,078)	3,599,063	—
Uex
3,545,542	3,254,821	(1,154,059)	3,277,551	(757,264)	8,166,591	—
Uranium Participation
18,037,580	9,847,311	(3,661,505)	2,020,092	(970,167)	25,273,311	—
Ur-Energy
8,780,887	5,069,296	(1,515,346)	4,095,125	(738,225)	15,691,737	—
Totals:
$85,650,825	$46,890,664	$(14,063,186)	$20,149,416	$(13,879,811)	$124,747,908	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Lithium & Battery Tech ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 11.5%
Basic Materials — 11.5%
Altura Mining * (A)	44,714,996	$12,826,150
Galaxy Resources * (A)	13,898,716	32,103,740
Lithium Australia NL * (A)	9,256,522	943,281
Neometals * (A)	16,578,412	4,192,251
Orocobre * (A)	6,577,657	28,052,992
Pilbara Minerals * (A)	49,447,555	34,339,357
TOTAL AUSTRALIA		112,457,771
CANADA— 2.5%
Basic Materials — 2.5%
Lithium Americas * (A)	1,729,244	8,889,362
Millennial Lithium * (A)	1,261,883	2,126,188
Nemaska Lithium * (A)	13,031,975	13,215,467
TOTAL CANADA		24,231,017
FRANCE— 0.1%
Industrials — 0.1%
Blue Solutions *	45,222	923,366
HONG KONG— 5.6%
Consumer Goods — 5.4%
BYD, Cl H (A)	5,327,338	37,435,440
FDG Electric Vehicles * (A)	475,987,100	15,040,907
		52,476,347
Industrials — 0.2%
Coslight Technology International Group *	4,725,773	1,872,667
TOTAL HONG KONG		54,349,014
JAPAN— 11.3%
Consumer Goods — 5.7%
Panasonic	3,734,820	55,702,319
Industrials — 5.6%
GS Yuasa	10,190,294	54,944,240
TOTAL JAPAN		110,646,559

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA— 12.8%
Basic Materials — 5.6%
LG Chemical	160,963	$54,254,651
Industrials — 7.2%
L&F (A)	515,417	18,482,722
Samsung SDI	296,469	50,935,875
Vitzrocell *(B) (C) (D)	123,568	776,850
		70,195,447
TOTAL SOUTH KOREA		124,450,098
SWITZERLAND— 0.2%
Consumer Goods — 0.2%
Leclanche * (A)	968,293	1,765,601
TAIWAN— 4.6%
Consumer Goods — 0.1%
SYNergy ScienTech	1,234,900	1,430,800
Industrials — 4.5%
Advanced Lithium Electrochemistry Cayman *	4,832,029	3,813,492
Changs Ascending Enterprise *	1,422,951	1,716,977
Dynapack International Technology	4,975,100	6,574,837
Simplo Technology	5,683,680	31,985,288
		44,090,594
TOTAL TAIWAN		45,521,394
UNITED KINGDOM— 0.4%
Basic Materials — 0.4%
Bacanora Lithium *	2,729,977	3,478,133
UNITED STATES— 50.9%
Basic Materials — 40.4%
Albemarle	1,609,888	156,094,740
FMC	2,013,177	160,510,602
Sociedad Quimica y Minera de Chile ADR (A)	1,411,920	77,500,289
		394,105,631
Consumer Goods — 4.5%
Tesla * (A)	149,011	43,794,333
Industrials — 6.0%
CBAK Energy Technology *	777,641	1,010,933
EnerSys	784,823	53,807,465
Highpower International *	372,727	1,211,363
Ultralife *	360,760	3,048,422
		59,078,183

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Lithium & Battery Tech ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$496,978,147
TOTAL COMMON STOCK
(Cost $1,020,963,140)		974,801,100

SHORT-TERM INVESTMENT(E)(F) — 1.6%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.62%
(Cost $15,480,830)	15,480,830	15,480,830

REPURCHASE AGREEMENTS(E) — 14.2%
Chase Securities
1.650%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $39,796,832 (collateralized by U.S. Treasury Obligations, ranging in par value $7,579,625 - $18,881,882, 1.875%, 01/31/22, with a total market value of $41,664,002)	$39,795,009	39,795,009
Royal Bank of Canada
1.670%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $98,800,532 (collateralized by U.S. Treasury Obligations, ranging in par value $10,447,672 - $17,669,656, 1.625%, 05/15/26, with a total market value of $110,479,163)	98,795,949	98,795,949
TOTAL REPURCHASE AGREEMENTS
(Cost $138,590,958)		138,590,958
TOTAL INVESTMENTS — 115.7%
(Cost $1,175,034,928)		$1,128,872,888

Percentages are based on Net Assets of $975,916,626.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $147,787,147.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of April 30, 2018 was $776,850 and represented 0.1% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2018, was $776,850 and represents 0.1% of net assets.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2018, was $154,071,788.
(F)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$974,024,250	$—	$776,850	$974,801,100
Short-Term Investment	15,480,830	—	—	15,480,830
Repurchase Agreements	—	138,590,958	—	138,590,958
Total Investments in Securities	$989,505,080	$138,590,958	$776,850	$1,128,872,888

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Lithium & Battery Tech ETF

(1)

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2018, the transfers into Level 3 were due to the change in the availability of observable inputs to determine fair value.

The accompanying notes are an integral part of the financial statements.

17

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Fertilizers/Potash ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 8.6%
Basic Materials — 8.6%
Incitec Pivot	228,421	$655,208
Nufarm	91,223	627,999
TOTAL AUSTRALIA		1,283,207
BELGIUM— 2.9%
Basic Materials — 2.9%
Tessenderlo Group *	10,253	431,090
CANADA— 8.8%
Basic Materials — 8.8%
Nutrien	29,076	1,325,709
CHILE— 4.4%
Basic Materials — 4.4%
Sociedad Quimica y Minera de Chile ADR	12,061	662,028
EGYPT— 0.3%
Basic Materials — 0.3%
Egyptian Chemical Industries KIMA *	105,654	47,739
GERMANY— 5.9%
Basic Materials — 5.9%
K+S	30,132	888,655
HONG KONG— 1.8%
Basic Materials — 1.8%
China BlueChemical	700,101	185,546
Sinofert Holdings *	694,265	83,153
TOTAL HONG KONG		268,699
ISRAEL— 7.3%
Basic Materials — 7.3%
Israel Chemicals	178,289	801,778
The Israel Corp	1,511	297,127
TOTAL ISRAEL		1,098,905
MALAYSIA— 5.8%
Basic Materials — 5.8%
Petronas Chemicals Group	400,600	862,768

The accompanying notes are an integral part of the financial statements.

18

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS— 4.5%
Basic Materials — 4.5%
OCI *	28,239	$672,471
NORWAY— 4.2%
Basic Materials — 4.2%
Yara International	14,902	630,597
POLAND— 1.5%
Basic Materials — 1.5%
Grupa Azoty	14,658	223,818
SINGAPORE— 4.9%
Industrials — 4.9%
Wilmar International	295,800	728,302
SOUTH AFRICA— 1.7%
Basic Materials — 1.7%
Omnia Holdings	22,420	257,699
TAIWAN— 2.7%
Basic Materials — 2.7%
All Cosmos Bio-Tech Holding	4,800	19,630
Taiwan Fertilizer	280,397	379,562
TOTAL TAIWAN		399,192
TURKEY— 0.2%
Basic Materials — 0.2%
Gubre Fabrikalari *	30,955	29,316
UNITED KINGDOM— 9.0%
Basic Materials — 9.0%
PhosAgro PJSC GDR	43,174	622,569
Sirius Minerals *	1,697,700	724,883
TOTAL UNITED KINGDOM		1,347,452
UNITED STATES— 25.4%
Basic Materials — 20.8%
CF Industries Holdings	19,098	741,002
Compass Minerals International	10,746	723,206
CVR Partners * (A)	26,285	74,649
Intrepid Potash *	37,287	168,910
Mosaic	30,609	824,913
Rentech Escrow Shares * (B)	7,168	—
Scotts Miracle-Gro, Cl A	7,041	588,487
		3,121,167
Consumer Goods — 4.6%
SiteOne Landscape Supply *	9,958	682,123

The accompanying notes are an integral part of the financial statements.

19

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Fertilizers/Potash ETF

Value
COMMON STOCK — continued
TOTAL UNITED STATES	$3,803,290
TOTAL COMMON STOCK
(Cost $15,552,327)	14,960,937
TOTAL INVESTMENTS — 99.9%
(Cost $15,552,327)	$14,960,937

Percentages are based on Net Assets of $14,969,803.

*	Non-income producing security.
(A)	Security considered Master Limited Partnership. At April 30, 2018, these securities amounted to $74,649 or 0.5% of net assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2018, was $0 and represents 0.0% of net assets.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of April 30, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$14,960,937	$—	$—	$14,960,937
Total Investments in Securities	$14,960,937	$—	$—	$14,960,937

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

20

Statements of Assets and Liabilities

April 30, 2018 (Unaudited)

	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF
Assets:
Cost of Investments	$433,012,013	$41,720,857	$80,907,460
Cost of Repurchase Agreement	10,941,971	665,942	807,176
Cost of Foreign Currency	—	8,345	5
Investments, at Value	$418,594,874 *	$44,431,576 *	$83,509,893 *
Repurchase Agreement, at Value	10,941,971	665,942	807,176
Cash	602,958	29,419	73,378
Foreign Currency, at Value	—	8,363	10
Receivable for Investment Securities Sold	17,662,582	3,715,710	—
Dividend and Interest Receivable	884,875	17,536	262,153
Reclaim Receivable	17,680	372	31,545
Total Assets	448,704,940	48,868,918	84,684,155
Liabilities:
Obligation to Return Securities Lending Collateral	12,164,207	740,329	897,339
Payable for Investment Securities Purchased	17,825,800	3,634,800	180,269
Payable due to Investment Adviser	223,666	24,685	45,076
Unrealized Depreciation on Spot Contracts	698	140	49
Total Liabilities	30,214,371	4,399,954	1,122,733
Net Assets	$418,490,569	$44,468,964	$83,561,422
Net Assets Consist of:
Paid-in Capital	$743,969,975	$107,570,242	$105,816,514
Undistributed (Distributions in Excess of) Net Investment Income/Accumulated Net Investment Loss	(2,323,572)	(3,781,114)	38,165
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(308,741,496)	(62,031,725)	(24,894,619)
Net Unrealized Appreciation (Depreciation) on Investments	(14,417,139)	2,710,719	2,602,433
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	2,801	842	(1,071)
Net Assets	$418,490,569	$44,468,964	$83,561,422
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	13,647,318	1,962,054	3,199,374
Net Asset Value, Offering and Redemption Price Per Share	$30.66	$22.66	$26.12
*Includes Market Value of Securities on Loan	$10,938,047	$708,608	$848,909

 The accompanying notes are an integral part of the financial statements.

21

Statements of Assets and Liabilities

April 30, 2018 (Unaudited)

	Global X Uranium ETF	Global X Lithium & Battery Tech ETF	Global X Fertilizers/Potash ETF
Assets:
Cost of Investments	$346,411,728	$1,036,443,970	$15,552,327
Cost of Repurchase Agreement	30,327,968	138,590,958	—
Cost of Affiliated Investments	160,925,888	—	—
Cost of Foreign Currency	—	10	49
Investments, at Value	$316,301,358 *	$990,281,930 *	$14,960,937
Repurchase Agreement, at Value	30,327,968	138,590,958	—
Affiliated Investments, at Value	124,747,908	—	—
Foreign Currency, at Value	—	11	50
Receivable for Investment Securities Sold	13,460,587	4,980,586	—
Dividend and Interest Receivable	69,751	1,726,974	3,013
Reclaim Receivable	66,449	—	15,808
Unrealized Appreciation on Spot Contracts	—	635	—
Total Assets	484,974,021	1,135,581,094	14,979,808
Liabilities:
Obligation to Return Securities Lending Collateral	33,715,650	154,071,788	—
Cash Overdraft	68,856,197	11,516	1,423
Payable for Investment Securities Purchased	14,296,104	—	—
Payable due to Investment Adviser	201,929	604,324	8,581
Unrealized Depreciation on Spot Contracts	7,058	90	1
Payable for Capital Shares Redeemed	—	4,976,750	—
Total Liabilities	117,076,938	159,664,468	10,005
Net Assets	$367,897,083	$975,916,626	$14,969,803
Net Assets Consist of:
Paid-in Capital	$820,871,138	$1,080,330,603	$23,347,846
Distributions in Excess of Net Investment Income	(9,751,374)	(30,651,365)	(69,891)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(376,917,778)	(27,572,246)	(7,715,911)
Net Unrealized Appreciation (Depreciation) on Investments	(66,288,350)	(46,162,040)	(591,390)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(16,553)	(28,326)	(851)
Net Assets	$367,897,083	$975,916,626	$14,969,803
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	27,631,666	29,374,628	1,450,000
Net Asset Value, Offering and Redemption Price Per Share	$13.31	$33.22	$10.32
*Includes Market Value of Securities on Loan	$31,787,538	$147,787,147	$—

The accompanying notes are an integral part of the financial statements.

22

Statements of Operations

For the period ended April 30, 2018 (Unaudited)

	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF
Investment Income:
Dividend Income	$2,644,723	$205,717	$853,511
Interest Income	1,998	109	438
Security Lending Income	87,920	14,968	30,881
Less: Foreign Taxes Withheld	(295,300)	(4,067)	(31,479)
Total Investment Income	2,439,341	216,727	853,351
Supervision and Administration Fees(1)	1,286,761	148,863	255,052
Custodian Fees	4,589	105	131
Total Expenses	1,291,350	148,968	255,183
Net Expenses	1,291,350	148,968	255,183
Net Investment Income	1,147,991	67,759	598,168
Net Realized Gain (Loss) on:
Investments(2)	(20,206,468)	1,645,151	1,468,566
Foreign Currency Transactions	(14,889)	(7,351)	7,376
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(20,221,357)	1,637,800	1,475,942
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	3,777,366	888,713	(1,093,530)
Foreign Currency Translations	11,265	3,512	(11,170)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	3,788,631	892,225	(1,104,700)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(16,432,726)	2,530,025	371,242
Net Increase (Decrease) in Net Assets Resulting from Operations	$(15,284,735)	$2,597,784	$969,410

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

23

Statements of Operations

For the period ended April 30, 2018 (Unaudited)

	Global X Uranium ETF	Global X Lithium & Battery Tech ETF	Global X Fertilizers/Potash ETF
Investment Income:
Dividend Income	$692,552	$5,099,897	$118,401
Interest Income	17,066	11,644	—
Security Lending Income	519,426	2,372,587	—
Less: Foreign Taxes Withheld	(103,930)	(564,370)	(16,018)
Total Investment Income	1,125,114	6,919,758	102,383
Supervision and Administration Fees(1)	1,190,815	3,906,074	53,992
Custodian Fees	13,648	3,654	21
Total Expenses	1,204,463	3,909,728	54,013
Net Expenses	1,204,463	3,909,728	54,013
Net Investment Income (Loss)	(79,349)	3,010,030	48,370
Net Realized Gain (Loss) on:
Investments(2)	(21,144,701)	32,085,111	(279,215)
Affiliated Investments	(13,879,811)	—	—
Foreign Currency Transactions	43,900	71,213	2,844
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(34,980,612)	32,156,324	(276,371)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	37,497,634	(188,012,720)	389,488
Affiliated Investments	20,149,416	—	—
Foreign Currency Translations	(16,577)	(26,067)	277
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	57,630,473	(188,038,787)	389,765
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	22,649,861	(155,882,463)	113,394
Net Increase (Decrease) in Net Assets Resulting from Operations	$22,570,512	$(152,872,433)	$161,764

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

24

Statements of Changes in Net Assets

	Global X Silver Miners ETF		Global X Gold Explorers ETF
	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income	$1,147,991	$1,981,511	$67,759	$144,860
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(20,221,357)	(21,599,973)	1,637,800	(989,916)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	3,788,631	(62,697,050)	892,225	(10,310,736)
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,284,735)	(82,315,512)	2,597,784	(11,155,792)
Dividends and Distributions from:
Net Investment Income	(82,106)	(9,132,632)	—	(15,400,105)
Return of Capital	—	(91,018)	—	—
Total Dividends and Distributions	(82,106)	(9,223,650)	—	(15,400,105)
Capital Share Transactions:
Issued	66,142,954	137,114,616	2,224,834	4,463,722
Redeemed	(10,941,956)	(46,536,334)	(4,609,444)	(5,726,129)
Increase (Decrease) in Net Assets from Capital Share Transactions	55,200,998	90,578,282	(2,384,610)	(1,262,407)
Total Increase (Decrease) in Net Assets	39,834,157	(960,880)	213,174	(27,818,304)
Net Assets:
Beginning of Period	378,656,412	379,617,292	44,255,790	72,074,094
End of Period	$418,490,569	$378,656,412	$44,468,964	$44,255,790
Undistributed (Distributions in Excess of) Net Investment Income/ Accumulated Net Investment Loss	$(2,323,572)	$(3,389,457)	$(3,781,114)	$(3,848,873)
Share Transactions:
Issued	2,150,000	3,850,000	100,000	200,000
Redeemed	(350,000)	(1,350,000)	(200,000)	(200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,800,000	2,500,000	(100,000)	—

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

25

Statements of Changes in Net Assets

	Global X Copper Miners ETF		Global X Uranium ETF
	Period Ended		Period Ended
	April 30, 2018	Year Ended	April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017	(Unaudited)	October 31, 2017
Operations:
Net Investment Income (Loss)	$598,168	$390,283	$(79,349)	$2,826,704
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	1,475,942	965,461	(34,980,612)	(37,977,067)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(1,104,700)	8,358,892	57,630,473	(10,324,873)
Net Increase (Decrease) in Net Assets Resulting from Operations	969,410	9,714,636	22,570,512	(45,475,236)
Dividends and Distributions from:
Net Investment Income	(1,070,604)	(232,862)	(7,648,887)	(9,254,190)
Total Dividends and Distributions	(1,070,604)	(232,862)	(7,648,887)	(9,254,190)
Capital Share Transactions:
Issued	23,686,822	52,074,785	129,354,179	220,075,566
Redeemed	(6,591,648)	(20,492,970)	(12,596,927)	(31,564,623)
Increase in Net Assets from Capital Share Transactions	17,095,174	31,581,815	116,757,252	188,510,943
Total Increase in Net Assets	16,993,980	41,063,589	131,678,877	133,781,517
Net Assets:
Beginning of Period	66,567,442	25,503,853	236,218,206	102,436,689
End of Period	$83,561,422	$66,567,442	$367,897,083	$236,218,206
Undistributed (Distributions in Excess of) Net Investment Income	$38,165	$510,601	$(9,751,374)	$(2,023,138)
Share Transactions:
Issued	850,000	2,100,000	8,750,000	13,800,000
Redeemed	(250,000)	(950,000)	(1,000,000)	(2,400,000)
Net Increase in Shares Outstanding from Share Transactions	600,000	1,150,000	7,750,000	11,400,000

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

26

Statements of Changes in Net Assets

	Global X Lithium & Battery Tech ETF		Global X Fertilizers/Potash ETF
	Period Ended		Period Ended
	April 30, 2018	Year Ended	April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017	(Unaudited)	October 31, 2017
Operations:
Net Investment Income	$3,010,030	$2,770,612	$48,370	$201,848
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	32,156,324	6,323,958	(276,371)	(967,706)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(188,038,787)	142,518,704	389,765	3,596,533
Net Increase (Decrease) in Net Assets Resulting from Operations	(152,872,433)	151,613,274	161,764	2,830,675
Dividends and Distributions from:
Net Investment Income	(34,929,753)	(2,450,314)	(111,375)	(403,740)
Total Dividends and Distributions	(34,929,753)	(2,450,314)	(111,375)	(403,740)
Capital Share Transactions:
Issued	341,841,472	717,180,556	1,546,123	2,812,869
Redeemed	(128,193,485)	(28,576,935)	(2,044,284)	(946,901)
Increase (Decrease) in Net Assets from Capital Share Transactions	213,647,987	688,603,621	(498,161)	1,865,968
Total Increase (Decrease) in Net Assets	25,845,801	837,766,581	(447,772)	4,292,903
Net Assets:
Beginning of Period	950,070,825	112,304,244	15,417,575	11,124,672
End of Period	$975,916,626	$950,070,825	$14,969,803	$15,417,575
Undistributed (Distributions in Excess of) Net Investment Income	$(30,651,365)	$1,268,358	$(69,891)	$(6,886)
Share Transactions:
Issued	8,750,000	20,500,000	150,000	300,000
Redeemed	(3,650,000)	(900,000)	(200,000)	(100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	5,100,000	19,600,000	(50,000)	200,000

(1) Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

27

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss)($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X Silver Miners ETF
2018(Unaudited)	31.96	0.09	(1.38)	(1.29)	(0.01)	—	(0.01)	30.66	(4.05)	418,491	0.65	†	0.58	†	14.13
2017	40.61	0.20	(7.78)	(7.58)	(1.06)	(0.01)	(1.07)	31.96	(18.61)	378,656	0.65		0.56		24.46
2016	20.83	0.05	19.80	19.85	(0.07)	—	(0.07)	40.61	95.69	379,617	0.65		0.17		27.45
2015(1)	26.16	0.06	(5.37)	(5.31)	(0.02)	—	(0.02)	20.83	(20.35)	143,756	0.65		0.22		26.75
2014(1)	38.64	0.09	(12.35)	(12.26)	(0.22)	—	(0.22)	26.16	(31.85)	170,965	0.65		0.24		24.23
2013(1)	74.94	0.34	(36.03)	(35.69)	(0.61)	—	(0.61)	38.64	(47.97)	218,240	0.65		0.67		23.79
Global X Gold Explorers ETF
2018(Unaudited)	21.46	0.03	1.17	1.20	—	—	—	22.66	5.59	44,469	0.65	†	0.30	†	10.53
2017	34.95	0.07	(5.51)	(5.44)	(8.05)	—	(8.05)	21.46	(13.61)	44,256	0.66		0.31		84.00
2016	19.89	(0.06)	17.04	16.98	(1.92)	—	(1.92)	34.95	95.95	72,074	0.66		(0.22)		17.06
2015(2)	19.28	0.14	0.50	0.64	(0.03)	—	(0.03)	19.89	3.36	29,093	0.65		0.70		57.53
2014(2)	26.96	0.01	(7.69)	(7.68)	—	—	—	19.28	28.49	27,714	0.65		0.02		29.94
2013(2)(3)	69.44	(0.25)	(39.35)	(39.60)	(2.88)	—	(2.88)	26.96	(59.16)	32,020	0.65		(0.65)		31.73
Global X Copper Miners ETF
2018(Unaudited)	25.61	0.20	0.74	0.94	(0.43)	—	(0.43)	26.12	3.59	83,561	0.65	†	1.52	†	1.19
2017	17.60	0.20	7.93	8.13	(0.12)	—	(0.12)	25.61	46.38	66,567	0.65		0.89		43.58
2016	14.98	0.07	2.69	2.76	(0.14)	—	(0.14)	17.60	18.88	25,504	0.65		0.57		34.73
2015(1)	24.96	0.21	(9.68)	(9.47)	(0.51)	—	(0.51)	14.98	(38.64)	18,979	0.65		1.07		29.72
2014(1)	29.40	0.45	(4.69)	(4.24)	(0.20)	—	(0.20)	24.96	(14.49)	27,053	0.65		1.59		15.77
2013(1)	38.79	0.52	(8.63)	(8.11)	(1.28)	—	(1.28)	29.40	(21.69)	32,828	0.65		1.63		37.06
Global X Uranium ETF
2018(Unaudited)	11.88	—	1.74	1.74	(0.31)	—	(0.31)	13.31	14.35	367,897	0.70	†	(0.05	)†	10.71
2017	12.08	0.16	0.58	0.74	(0.94)	—	(0.94)	11.88	5.75	236,218	0.69		1.16		11.95
2016	14.94	0.09	(2.68)	(2.59)	(0.27)	—	(0.27)	12.08	(17.53)	102,437	0.70		0.71		14.48
2015(2)	23.26	0.15	(7.50)	(7.35)	(0.97)	—	(0.97)	14.94	(33.01)	142,056	0.69		0.74		22.37
2014(2)	28.94	0.09	(5.60)	(5.51)	(0.17)	—	(0.17)	23.26	(19.18)	212,357	0.69		0.30		20.90
2013(2)(4)	42.06	0.18	(12.56)	(12.38)	(0.74)	—	(0.74)	28.94	(29.88)	118,871	0.69		0.51		73.16
Global X Lithium & Battery Tech ETF
2018(Unaudited)	39.14	0.11	(4.77)	(4.66)	(1.26)	—	(1.26)	33.22	(12.36)	975,917	0.75	†	0.58	†	9.28
2017	24.02	0.33	15.31	15.64	(0.52)	—	(0.52)	39.14	66.46	950,071	0.75		1.02		68.13
2016	20.62	0.27	3.18	3.45	(0.05)	—	(0.05)	24.02	16.76	112,304	0.76		1.21		44.90
2015(2)	24.00	0.08	(3.22)	(3.14)	(0.24)	—	(0.24)	20.62	(13.18)	40,731	0.75		0.35		31.14
2014(2)	25.88	0.20	(2.00)	(1.80)	(0.08)	—	(0.08)	24.00	(6.97)	50,389	0.75		0.75		43.37
2013(2)	28.82	0.06	(2.31)	(2.25)	(0.69)	—	(0.69)	25.88	(8.00)	51,105	0.75		0.21		38.46
Global X Fertilizers/Potash ETF
2018(Unaudited)	10.28	0.03	0.08	0.11	(0.07)	—	(0.07)	10.32	1.10	14,970	0.69	†	0.62	†	17.86
2017	8.56	0.14	1.87	2.01	(0.29)	—	(0.29)	10.28	23.99	15,418	0.69		1.46		23.56
2016	9.98	0.18 ‡‡	(1.27)	(1.09)	(0.33)	—	(0.33)	8.56	(11.15)	11,125	0.69		2.00	‡‡	25.38
2015	10.87	0.33	(0.97)	(0.64)	(0.25)	—	(0.25)	9.98	(6.01)	11,483	0.69		2.97		30.64
2014	11.73	0.23	(0.90)	(0.67)	(0.19)	—	(0.19)	10.87	(5.79)	15,761	0.69		1.98		18.79
2013	13.85	0.25	(2.21)	(1.96)	(0.16)	—	(0.16)	11.73	14.33	22,864	0.69		1.93		14.12

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡‡	Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the Fund recorded investment income that differed from amounts previously estimated.
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on November 18, 2015. For more information see Note 9 in the Notes to Financial Statements.
(2)	Per share amounts have been adjusted for a 1 for 2 reverse share split on November 18, 2015. For more information see Note 9 in the Notes to Financial Statements.
(3)	Per share amounts have been adjusted for a 1 for 4 reverse share split on May 16, 2013. For more information see Note 9 in the Notes to Financial Statements.
(4)	Per share amounts have been adjusted for a 1 for 3 reverse share split on May 16, 2013. For more information see Note 9 in the Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

28

Notes to Financial Statements

April 30, 2018 (Unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2018, the Trust had eighty-four portfolios, fifty-three of which were operational. The financial statements herein and the related notes pertain to the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF, Global X Lithium & Battery Tech ETF and Global X Fertilizers/Potash ETF (the “Funds”). Each Fund has elected non-diversified status.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximate fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot

29

Notes to Financial Statements (continued)

April 30, 2018 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of April 30, 2018, there was $88,800 and $776,850 of fair valued securities in Global X Gold Explorers ETF and Global X Lithium & Battery Tech ETF, respectively. There were no other securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

30

Notes to Financial Statements (continued)

April 30, 2018 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the period ended April 30, 2018, there have been no significant changes to the Funds’ fair valuation methodologies.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at April 30, 2018. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements by Chase Securities and Royal Bank of Canada are held by Brown Brothers Harriman & Co (“BBH”) and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

31

Notes to Financial Statements (continued)

April 30, 2018 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

At April 30, 2018, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

		Fair Value of Non-Cash	Cash Collateral
	Repurchase Agreements	Collateral Received(1)	Received	Net Amount(2)
Global X Silver Miners ETF
Chase Securities Inc.	$3,141,878	$3,141,878	$-	$-
Royal Bank of Canada	7,800,093	7,800,093	-	-
Global X Gold Explorers ETF
Chase Securities Inc.	191,219	191,219	-	-
Royal Bank of Canada	474,723	474,723	-	-
Global X Copper Miners ETF
Chase Securities Inc.	231,772	231,772	-	-
Royal Bank of Canada	575,404	575,404	-	-
Global X Uranium ETF
Chase Securities Inc.	8,708,373	8,708,373	-	-
Royal Bank of Canada	21,619,595	21,619,595	-	-
Global X Lithium & Battery Tech ETF
Barclays	39,795,009	39,795,009	-	-
Deutsche Bank	98,795,949	98,795,949	-	-

(1)	Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for each Fund.
(2)	Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable) and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

If the Funds have foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Funds.

As of and during the period ended April 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized

32

Notes to Financial Statements (continued)

April 30, 2018 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, the Funds’ custodian (“Custodian”), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

		Creation	Value as of
	Creation Unit Shares	Fee	April 30, 2018	Redemption Fee
Global X Silver Miners ETF	50,000	$500	$1,533,000	$500
Global X Gold Explorers ETF	50,000	1,000	1,133,000	1,000
Global X Copper Miners ETF	50,000	1,000	1,306,000	1,000
Global X Uranium ETF	50,000	1,000	665,500	1,000
Global X Lithium & Battery Tech ETF	50,000	1,000	1,661,000	1,000
Global X Fertilizers/Potash ETF	50,000	1,000	516,000	1,000

33

Notes to Financial Statements (continued)

April 30, 2018 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an "all-in" fee structure. For the Adviser’s services to the Funds, under the supervision and administration agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund) (the “Supervisor and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the supervision and administration agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and
Administration Fee
Global X Silver Miners ETF	0.65%
Global X Gold Explorers ETF	0.65%
Global X Copper Miners ETF	0.65%
Global X Uranium ETF	0.69%
Global X Lithium & Battery Tech ETF	0.75%
Global X Fertilizers/Potash ETF	0.69%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAVs; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of

34

Notes to Financial Statements (continued)

April 30, 2018 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (concluded)

maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as Custodian of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2018, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities, were:

	Purchases	Sales and Maturities
Global X Silver Miners ETF	$65,457,506	$56,307,748
Global X Gold Explorers ETF	4,866,072	4,825,996
Global X Copper Miners ETF	936,463	1,572,029
Global X Uranium ETF	35,423,655	37,911,580
Global X Lithium & Battery Tech ETF	99,099,650	96,039,735
Global X Fertilizers/Potash ETF	2,795,758	2,837,413

During the period ended April 30, 2018, there were no purchases or sales of long-term U.S. Government securities for the Funds.

For the period ended April 30, 2018, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain (Loss)
Global X Silver Miners ETF	$55,954,597	$9,367,351	$2,370,505
Global X Gold Explorers ETF	2,227,109	4,610,909	1,208,672
Global X Copper Miners ETF	23,675,824	6,591,101	1,815,982
Global X Uranium ETF	127,713,476	12,337,903	1,710,285
Global X Lithium & Battery Tech ETF	285,307,750	106,490,706	33,821,489
Global X Fertilizers/Potash ETF	1,412,309	1,880,551	363,759

35

Notes to Financial Statements (continued)

April 30, 2018 (Unaudited)

4. INVESTMENT TRANSACTIONS (concluded)

For the year ended October 31, 2017, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain (Loss)
Global X Silver Miners ETF	$134,999,650	$46,423,991	$14,135,966
Global X Gold Explorers ETF	4,464,710	5,725,045	2,195,637
Global X Copper Miners ETF	51,988,692	20,442,081	5,518,062
Global X Uranium ETF	219,684,517	31,497,992	5,860,803
Global X Lithium & Battery Tech ETF	582,212,989	23,140,393	9,800,107
Global X Fertilizers/Potash ETF	2,566,977	860,231	181,966

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended October 31, 2017 and 2016 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X Silver Miners ETF
2017	$9,132,632	$–	$91,018	$9,223,650
2016	492,527	–	–	492,527
Global X Gold Explorers ETF
2017	$15,400,105	$–	$–	$15,400,105
2016	2,809,410	–	–	2,809,410
Global X Copper Miners ETF
2017	$232,862	$–	$–	$232,862
2016	205,898	–	–	205,898
Global X Uranium ETF
2017	$9,254,190	$–	$–	$9,254,190
2016	2,421,696	–	–	2,421,696
Global X Lithium & Battery Tech ETF
2017	$2,450,314	$–	$–	$2,450,314
2016	97,361	–	–	97,361
Global X Fertilizers/Potash ETF
2017	$403,740	$–	$–	$403,740
2016	363,096	–	–	363,096

36

Notes to Financial Statements (continued)

April 30, 2018 (Unaudited)

5. TAX INFORMATION (continued)

As of October 31, 2017, the components of tax basis accumulated losses were as follows:

	Global X Funds
	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF
Undistributed Ordinary Income	$–	$–	$1,006,229
Capital Loss Carryforwards	(259,687,716)	(62,111,168)	(22,917,036)
Unrealized Depreciation on Investments and Foreign Currency	(50,424,846)	(3,587,895)	(243,082)
Other Temporary Differences	(3)	1	(9)
Total Accumulated Losses	$(310,112,565)	$(65,699,062)	$(22,153,898)

	Global X Funds
	Global X Uranium ETF	Global X Lithium & Battery Tech ETF	Global X Fertilizers/Potash ETF
Undistributed Ordinary Income	$7,113,909	$33,248,337	$74,722
Capital Loss Carryforwards	(308,444,586)	(51,501,238)	(6,150,269)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(166,565,006)	101,641,113	(2,352,879)
Other Temporary Differences	3	(3)	(6)
Total Distributable Earnings (Accumulated Losses)	$(467,895,680)	$83,388,209	$(8,428,432)

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2017, the Funds that had capital loss carryforwards are listed below:

	Global X Silver	Global X Gold	Global X	Global X Lithium &
Expiration Date	Miners ETF	Explorers ETF	Uranium ETF	Battery Tech ETF
Oct. 2019	$8,433,465	$130,976	$12,705,798	$7,329,308

For taxable years beginning after December 22, 2010, a registered investment company (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Net capital losses of a RIC realized in taxable years beginning before that date (pre-2011 losses) can be carried forward up to 8 years and are characterized in later years as short-term losses. If a Fund uses pre-2011 loss carryforwards in later years, the carryforwards will not reduce the Fund’s current earnings and profits, while loss carryforwards from later years will reduce the Fund’s current earnings and profits. To the extent that later year capital gains are offset by pre-2011 loss carryforwards, distributions of such gains will be treated as ordinary dividend distributions. Losses carried forward under these new provisions are as follows:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Silver Miners ETF	$39,350,083	$211,904,168	$251,254,251
Global X Gold Explorers ETF	12,499,975	49,480,217	61,980,192
Global X Copper Miners ETF	4,424,798	18,492,238	22,917,036
Global X Uranium ETF	57,023,884	238,714,904	295,738,788
Global X Lithium & Battery Tech ETF	10,233,343	33,938,587	44,171,930
Global X Fertilizers/Potash ETF	814,337	5,335,932	6,150,269

37

Notes to Financial Statements (continued)

April 30, 2018 (Unaudited)

5. TAX INFORMATION (concluded)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2018 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Silver Miners ETF	$476,405,976	$22,239,523	$(69,108,654)	$(46,869,131)
Global X Gold Explorers ETF	47,920,178	7,403,989	(10,226,649)	(2,822,660)
Global X Copper Miners ETF	85,663,780	8,600,268	(9,946,979)	(1,346,711)
Global X Uranium ETF	580,295,215	2,902,068	(111,820,049)	(108,917,981)
Global X Lithium & Battery Tech ETF	1,215,341,014	52,918,155	(139,386,281)	(86,468,126)
Global X Fertilizers/Potash ETF	16,923,200	1,441,853	(3,404,116)	(1,962,263)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors.

Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income or gains earned or gains repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as

38

Notes to Financial Statements (continued)

April 30, 2018 (Unaudited)

6. CONCENTRATION OF RISKS (concluded)

diversification requirements that apply to the Funds but not the underlying indexes). Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on these Funds.

A more complete description of risks is included is each Fund’s prospectus and statement of additional information (“SAI”).

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

As of April 30, 2018, the value of securities on loan was $10,938,047, $708,608, $848,909, $31,787,538 and $147,787,147 for the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF and Global X Lithium & Battery Tech ETF, respectively, and the value of securities purchased with the cash collateral held from securities on loan was $12,164,207, $740,329, $897,339, $33,715,650 and $154,071,788 for the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF and Global X Lithium & Battery Tech ETF, respectively.

39

Notes to Financial Statements (continued)

April 30, 2018 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (continued)

At April 30, 2018, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X Silver Miners ETF
Citigroup Global Markets	$850,297	$926,663
Credit Suisse Securities (USA)	2,080,000	2,560,800
Goldman Sachs & Co.	824,512	872,080
JPMorgan Securities	2,973,111	3,240,130
Morgan Stanley & Co.	3,680,710	4,011,317
MS Securities Services	163,417	168,917
UBS Securities	366,000	384,300
Global X Gold Explorers ETF
Credit Suisse Securities (USA)	$53,277	$59,526
Merrill Lynch Pierce Fenner & Smith	276,284	289,000
MS Securities Services	379,047	391,803
Global X Copper Miners ETF
Citigroup Global Markets	$210,376	$214,032
Credit Suisse Securities (USA)	102,570	110,000
JPMorgan Securities	215,801	234,117
Morgan Stanley & Co.	53,478	53,190
UBS AG London Branch	266,684	286,000
Global X Uranium ETF
Barclays Capital	$1,005,062	$1,185,852
Credit Suisse Securities (USA)	71,321	75,939
Deutsche Bank Securities	14,704,007	15,524,167
Goldman Sachs & Co.	708,341	750,560
JPMorgan Securities	10,650,176	11,290,700
Morgan Stanley & Co.	4,648,631	4,888,432
Global X Lithium & Battery Tech ETF
Barclays Capital	$10,030,111	$10,324,367
Citigroup Global Markets	45,280,134	46,739,760
Credit Suisse Securities (USA)	22,130,835	23,255,525
Deutsche Bank Securities	12,550,705	12,929,542
Goldman Sachs & Co.	8,108,789	8,523,285
JPMorgan Securities	12,331,749	12,850,533
Merrill Lynch Pierce Fenner & Smith	832,778	1,073,000
Morgan Stanley & Co.	24,923,261	26,306,045
MS Securities Services	7,865,737	8,082,120
Scotia Capital USA	486,953	505,250
SG Americas Securities	274,526	297,500
UBS AG London Branch	2,971,569	3,184,861

40

Notes to Financial Statements (continued)

April 30, 2018 (Unaudited)

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. REVERSE SHARE SPLIT

Effective May 16, 2013, each of the Global X Gold Explorers ETF and Global X Uranium ETF executed a reverse share split for shareholders of record after the close of markets on May 15, 2013. The effect of this transaction for each Fund was to divide the number of outstanding Shares of the Fund by the applicable ratio below, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions. The details of the reverse splits are as follows:

May 16, 2013:

Fund Name	Ratio
Global X Gold Explorers ETF	1:4
Global X Uranium ETF	1:3

Effective November 18, 2015, each of the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF and the Global X Lithium & Battery Tech ETF executed a reverse share split for shareholders of record after the close of markets on November 17, 2015. The effect of this transaction for each Fund was to divide the number of outstanding Shares of the Fund by the applicable ratio below, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions. The details of the reverse splits are as follows:

November 18, 2015:

Fund Name	Ratio
Global X Silver Miners ETF	1:3
Global X Gold Explorers ETF	1:2
Global X Copper Miners ETF	1:3
Global X Uranium ETF	1:2
Global X Lithium & Battery Tech ETF	1:2

41

Notes to Financial Statements (concluded)

April 30, 2018 (Unaudited)

10. SUBSEQUENT EVENTS

The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosure or adjustments were required to the financial statements as of the date the financial statements were issued except as follows:

Subsequent to the April 30, 2018 period end, the Global X Future Analytics Tech ETF investment portfolio of the Trust commenced operations, on May 11, 2018.

42

Disclosure of Fund Expenses (Unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.

Operating expenses such as these are deducted from Funds’ gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Funds’ average net assets; this percentage is known as the Funds’ expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2017 through April 30, 2018.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

43

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Silver Miners ETF
Actual Fund Return	$1,000.00	$959.50	0.65%	$3.17
Hypothetical 5% Return	1,000.00	1,021.56	0.65	3.27
Global X Gold Explorers ETF
Actual Fund Return	$1,000.00	$1,055.90	0.65%	$3.32
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X Copper Miners ETF
Actual Fund Return	$1,000.00	$1,035.90	0.65%	$3.28
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X Uranium ETF
Actual Fund Return	$1,000.00	$1,143.50	0.70%	$3.71
Hypothetical 5% Return	1,000.00	1,021.33	0.70	3.50
Global X Lithium & Battery Tech ETF
Actual Fund Return	$1,000.00	$876.40	0.75%	$3.49
Hypothetical 5% Return	1,000.00	1,021.07	0.75	3.76
Global X Fertilizers/Potash ETF
Actual Fund Return	$1,000.00	$1,011.00	0.69%	$3.44
Hypothetical 5% Return	1,000.00	1,021.37	0.69	3.46

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period.)

44

Advisory Renewal (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not "interested persons" of the ETF, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

On November 14, 2017, at an in person quarterly Board meeting called for the purpose (the “November Board Meeting”), the Board of Trustees (including the Independent Trustees of Global X Funds (the “Trust”), voting separately) considered and unanimously approved (i) the renewal of the Investment Advisory Agreement (each a “Renewal Investment Advisory Agreement”) for each of the series of the Trust included in this semi-annual report (each, a “Renewal Fund”), and (ii) the renewal of the Supervision and Administration Agreement between the Trust (each a “Renewal Supervision and Administration Agreement”), on behalf the each Renewal Fund, and Global X Management, LLC (“Global X Management”). Each Renewal Investment Advisory Agreement and each Renewal Supervision and Administration Agreement are referred to herein, collectively, as the “Renewal Agreements.”

In advance of the November Board Meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the respective Renewal Agreements for each Renewal Fund to be considered at the November Board Meeting, and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meeting with management of Global X Management, the Independent Trustees met separately in executive session with their counsel.

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board considered a variety of factors at the November Board Meeting, including the factors discussed at greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services to be provided to the Renewal Funds in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory services to the Renewal Funds;

•	Global X Management’s responsibilities under the Renewal Agreements to, among other things, (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of the Funds’ holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the

45

Advisory Renewal (Unaudited) (Continued)

preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the Securities and Exchange Commission ("SEC") and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are provided by Global X Management or made available to the Renewal Funds; and

•	the quality of Global X Management’s resources and personnel that would be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded at the November Board Meeting that it was satisfied with the nature, extent and quality of the services to be provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. The Board examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investment performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable specialized and/or focused ETFs and other registered funds in the same classification as the Renewal Funds, which performance information is publicly available from such registered funds as well as from other third-party sources; and (ii) the performance of comparable registered funds and pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the comparable funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.

Based on these considerations and comparisons, the Board concluded, at the November Board Meeting, that the investment performance of each of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements for each Renewal Fund.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to each of the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered the current and expected profitability to Global X Management from all services that Global X Management provided or expected to provide to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding

46

Advisory Renewal (Unaudited) (Continued)

Global X Management’s operations and the services provided to the Renewal Funds and discussed with the Board Global X Management’s current and expected profitability with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated, similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average and median for the Renewal Fund’s peer group;

•	the structure of the unified Management Fee (which includes as one component the investment advisory fees for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the Renewal Funds and that the proposed Management Fee for each Renewal Fund was set at a competitive fee to make the Renewal Fund viable in the marketplace; and

•	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded, at the November Board Meeting, that the services to be received and the fees to be charged under the applicable Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as each Renewal Fund grows and whether the proposed unitary Management Fee for the Renewal Fund reflected these economies of scale;

47

Advisory Renewal (Unaudited) (Concluded)

•	the significant investment of time, personnel and other resources that Global X Management intends to continue to make in the Renewal Funds in order to seek to assure that each Renewal Fund is attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each Renewal Fund and its shareholders.

Based on these considerations, the Board concluded, at the November Board Meeting, that approval of the proposed unitary Management Fees for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering each Renewal Agreement, in addition to the factors discussed above, the Board considered at the November Board Meeting any other benefits that may be realized by Global X Management as a result of its relationships with the Renewal Funds. As a result, the Board concluded that, in each case, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the applicable Renewal Agreements.

Conclusion

After full consideration of the factors discussed above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching these decisions, the Board did not assign relative weights to the factors discussed above, nor did the Board deem any one factor or group of factors to be controlling in and of themselves. Each member of the Board may have afforded different weight to the various factors.

48

Supplemental Information (Unaudited)

NAV, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

49

NOTES

NOTES

NOTES

600 Lexington Avenue, 20th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

600 Lexington Avenue, 20th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Suite 500

Washington, DC 20036

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

2001 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-001-1000

Global X China Consumer ETF (ticker: CHIQ)

Global X China Energy ETF (ticker: CHIE)

Global X China Financials ETF (ticker: CHIX)

Global X China Industrials ETF (ticker: CHII)

Global X China Materials ETF (ticker: CHIM)

Global X NASDAQ China Technology ETF (ticker: QQQC)

Global X FTSE Southeast Asia ETF (ticker: ASEA)

Global X MSCI Colombia ETF (ticker: GXG)

Global X MSCI Argentina ETF (ticker: ARGT)

Global X MSCI Greece ETF (ticker: GREK)

Global X MSCI Norway ETF (ticker: NORW)

Global X FTSE Nordic Region ETF (ticker: GXF)

Global X MSCI Nigeria ETF (ticker: NGE)

Global X Next Emerging & Frontier ETF (ticker: EMFM)

Global X MSCI Portugal ETF (ticker: PGAL)

Global X MSCI Pakistan ETF (ticker: PAK)

Semi-Annual Report

April 30, 2018

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	April 30, 2018 (Unaudited)

Global X China Consumer ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and Note 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.6%
CHINA— 53.8%
Consumer Goods — 18.1%
ANTA Sports Products	1,752,796	$10,083,616
China Resources Beer Holdings	2,382,088	10,304,448
Dongfeng Motor Group, Cl H	4,885,746	5,434,659
Great Wall Motor, Cl H	5,303,197	5,561,152
Guangzhou Automobile Group, Cl H	3,431,517	6,339,884
Hengan International Group	1,151,249	10,268,204
Li Ning *	2,968,469	3,362,494
Tingyi Cayman Islands Holding	3,190,925	6,049,879
Want Want China Holdings	8,445,209	7,500,157
		64,904,493
Consumer Services — 35.7%
Air China, Cl H	2,914,028	3,891,188
Alibaba Group Holding ADR *	99,299	17,728,844
China Lodging Group ADR	55,167	7,704,623
China Southern Airlines, Cl H	3,471,891	3,760,211
Ctrip.com International ADR *	406,818	16,638,856
GOME Electrical Appliances Holding * (A)	17,979,805	1,947,292
JD.com ADR *	434,416	15,860,528
New Oriental Education & Technology Group ADR	189,731	17,045,433
TAL Education Group ADR *	464,297	16,909,697
Vipshop Holdings ADR *	522,182	8,083,377
Xunlei ADR *	71,255	925,602
Yum China Holdings	432,728	18,503,449
		128,999,100
TOTAL CHINA		193,903,593
HONG KONG— 46.8%
Consumer Goods — 28.9%
BAIC Motor, Cl H (B)	2,104,900	2,054,411
Brilliance China Automotive Holdings	4,968,000	8,963,384
BYD, Cl H (A)	1,181,600	8,303,156
China Agri-Industries Holdings	2,197,000	926,585
China Foods	908,000	419,971

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	April 30, 2018 (Unaudited)

Global X China Consumer ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Consumer Goods — continued
China Mengniu Dairy	4,583,852	$14,893,540
Geely Automobile Holdings	5,933,100	15,875,526
Health and Happiness H&H International Holdings *	316,400	2,277,782
Li & Fung	9,646,000	4,879,383
Shenzhou International Group Holdings	1,238,662	13,604,646
Skyworth Digital Holdings	3,122,487	1,428,309
Techtronic Industries	2,347,800	13,880,537
Uni-President China Holdings	1,468,000	1,395,379
WH Group (B)	14,689,400	15,329,046
		104,231,655
Consumer Services — 17.9%
China Literature * (B)	366,200	2,976,913
China ZhengTong Auto Services Holdings	1,877,900	1,538,547
Chow Tai Fook Jewellery Group	1,817,879	2,353,346
Galaxy Entertainment Group *	1,979,300	17,502,427
Melco Crown Entertainment ADR	549,126	17,138,223
Melco International Development	1,200,800	4,490,616
MTR	2,690,300	15,168,448
Sun Art Retail Group	2,831,925	3,204,217
		64,372,737
TOTAL HONG KONG		168,604,392
TOTAL COMMON STOCK
(Cost $332,835,233)		362,507,985

SHORT-TERM INVESTMENT(C) (D) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.620%
(Cost $367,208)	367,208	367,208

REPURCHASE AGREEMENTS(C) — 0.9%
Chase Securities
1.650%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $943,987 (collateralized by U.S. Treasury Obligations, ranging in par value $179,790 - $447,881, 1.875%, 1/31/2022, with a total market value of $987,802)	$943,944	943,944
Royal Bank of Canada
1.670%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $2,343,563 (collateralized by U.S. Treasury Obligations, ranging in par value $247,820 - $419,127, 1.625%, 5/15/2026, with a total market value of $6,620,582)	2,343,454	2,343,454

TOTAL REPURCHASE AGREEMENTS
(Cost $3,287,398)		3,287,398
TOTAL INVESTMENTS — 101.6%
(Cost $336,489,839)		$366,162,591

Percentages are based on Net Assets of $360,499,640.

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	April 30, 2018 (Unaudited)

Global X China Consumer ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $3,411,243.
(B)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2018 was $20,360,370 and represents 5.6% of Net Assets.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2018 was $3,654,606.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2018.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$362,507,985	$—	$—	$362,507,985
Short-Term Investment	367,208	—	—	367,208
Repurchase Agreements	—	3,287,398	—	3,287,398
Total Investments in Securities	$362,875,193	$3,287,398	$—	$366,162,591

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments	April 30, 2018 (Unaudited)

Global X China Energy ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 47.2%
Energy — 8.1%
China Coal Energy, Cl H	30,341	$13,222
China Shenhua Energy, Cl H	35,130	87,106
Honghua Group *	31,800	3,160
Tianneng Power International	9,515	13,821
Yanzhou Coal Mining, Cl H	25,725	32,647
		149,956
Oil & Gas — 28.2%
China Longyuan Power Group, Cl H	45,166	44,658
China Oilfield Services, Cl H	26,286	26,359
China Petroleum & Chemical, Cl H	192,697	188,320
Huaneng Renewables, Cl H	69,340	31,011
JA Solar Holdings ADR *	615	4,342
JinkoSolar Holding ADR *	283	5,202
Kunlun Energy	44,825	38,552
PetroChina, Cl H	252,263	186,106
		524,550
Utilities — 10.9%
CGN Power, Cl H (A)	147,160	40,314
Datang International Power Generation, Cl H	41,012	13,534
ENN Energy Holdings	9,591	90,188
Huadian Fuxin Energy, Cl H	37,160	10,606
Huadian Power International, Cl H	23,601	9,623
Huaneng Power International, Cl H	61,151	40,673
		204,938
TOTAL CHINA		879,444
HONG KONG— 52.7%
Energy — 3.3%
Agritrade Resources	34,900	6,537
Beijing Enterprises Holdings	6,963	35,044
Canvest Environmental Protection Group	14,100	7,833
EPI Holdings *	40,400	4,221
Shougang Fushan Resources Group	29,515	7,333
		60,968

The accompanying notes are an integral part of the financial statements.

4

Schedule of Investments	April 30, 2018 (Unaudited)

Global X China Energy ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 17.8%
Beijing Gas Blue Sky Holdings *	63,700	$4,139
China Gas Holdings	24,117	86,042
CNOOC	114,885	192,640
GCL-Poly Energy Holdings *	177,121	22,117
Panda Green Energy Group *	63,300	6,775
Sinopec Kantons Holdings	12,400	5,909
Xinjiang Goldwind Science & Technology, Cl H	8,778	16,755
		334,377
Utilities — 31.6%
Beijing Jingneng Clean Energy, Cl H	27,500	6,938
China Power International Development	63,074	16,958
China Resources Gas Group	11,670	43,196
China Resources Power Holdings	25,901	49,899
China Suntien Green Energy, Cl H	23,400	7,871
CLP Holdings	17,670	183,494
Hong Kong & China Gas	87,263	182,793
Power Assets Holdings	11,320	84,306
Towngas China *	13,000	11,628
		587,083
TOTAL HONG KONG		982,428
TOTAL INVESTMENTS — 99.9%
(Cost $1,924,914)		$1,861,872

Percentages are based on Net Assets of $1,863,713.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2018 was $40,314 and represents 2.2% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments	April 30, 2018 (Unaudited)

Global X China Financials ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 50.9%
Financials — 50.9%
Agricultural Bank of China, Cl H	2,786,988	$1,583,788
Bank of China, Cl H	5,167,234	2,831,091
Bank of Communications, Cl H	720,171	592,783
China Citic Bank, Cl H	925,822	667,684
China Construction Bank, Cl H	5,660,426	6,000,668
China Galaxy Securities, Cl H	359,700	238,326
China Life Insurance, Cl H	733,440	2,102,686
China Merchants Bank, Cl H	405,234	1,786,525
China Minsheng Banking, Cl H	556,955	525,145
China Pacific Insurance Group, Cl H	273,312	1,217,119
CITIC Securities, Cl H	218,696	539,477
Country Garden Holdings	814,197	1,682,703
Guangzhou R&F Properties	95,193	228,999
Industrial & Commercial Bank of China, Cl H	6,781,437	6,031,208
Longfor Properties	138,738	418,959
PICC Property & Casualty, Cl H	452,242	817,098
Ping An Insurance Group of China, Cl H	260,514	2,574,187
Qudian ADR *	25,900	256,410
TOTAL CHINA		30,094,856
HONG KONG— 49.0%
Financials — 49.0%
AIA Group	667,200	6,010,390
BOC Hong Kong Holdings	353,600	1,840,482
China Cinda Asset Management, Cl H	1,044,700	375,377
China Evergrande Group *	205,361	660,703
China Overseas Land & Investment	474,366	1,604,742
China Resources Land	263,708	999,626
China Taiping Insurance Holdings	144,030	488,160
China Vanke, Cl H	129,100	537,899
CK Asset Holdings	249,550	2,163,779
CK Hutchison Holdings	234,450	2,781,167
Haitong Securities, Cl H	305,800	420,812
Hang Seng Bank	71,300	1,813,332
Hong Kong Exchanges & Clearing	82,860	2,715,458
KWG Property Holding	118,185	162,033
New China Life Insurance, Cl H	94,811	446,375
New World Development	550,500	813,659

The accompanying notes are an integral part of the financial statements.

6

Schedule of Investments	April 30, 2018 (Unaudited)

Global X China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
People's Insurance Group of China, Cl H	685,100	$325,604
Postal Savings Bank of China, Cl H (A)	1,231,000	850,128
Shimao Property Holdings	108,904	292,094
Sun Hung Kai Properties	143,250	2,314,414
Sunac China Holdings	223,000	963,234
Wharf Holdings	113,550	379,790
TOTAL HONG KONG		28,959,258
TOTAL INVESTMENTS — 99.9%
(Cost $49,683,325)		$59,054,114

Percentages are based on Net Assets of $59,102,979.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2018 was $850,128 and represents 1.4% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments	April 30, 2018 (Unaudited)

Global X China Industrials ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
CHINA— 48.8%
Industrials — 48.8%
Anhui Conch Cement, Cl H	25,177	$158,474
China Communications Construction, Cl H	135,043	156,582
China COSCO Holdings, Cl H *	92,432	47,345
China Lesso Group Holdings	34,855	26,958
China National Building Material, Cl H	103,237	122,071
China Railway Construction, Cl H	67,701	80,483
China Railway Group, Cl H	138,998	111,754
China Shanshui Cement Group *(A) (B) (C)	243,752	—
China Shipping Container Lines, Cl H *	130,482	24,273
CRRC	156,853	139,501
Guangshen Railway, Cl H	51,248	29,907
Haitian International Holdings	23,226	61,851
Hollysys Automation Technologies	1,919	42,333
Jiangsu Expressway, Cl H	43,819	60,300
Metallurgical Corp of China, Cl H	102,701	32,976
Shanghai Electric Group, Cl H	95,571	34,827
Sinotrans, Cl H	73,000	42,135
Weichai Power, Cl H	69,696	81,345
Yangzijiang Shipbuilding Holdings	81,073	71,640
Zhejiang Expressway, Cl H	51,340	52,921
Zhuzhou CRRC Times Electric, Cl H	19,623	104,638
TOTAL CHINA		1,482,314
HONG KONG— 50.9%
Industrials — 50.9%
AviChina Industry & Technology, Cl H	74,490	47,362
Beijing Capital International Airport, Cl H	58,731	80,520
Beijing Enterprises Water Group	183,330	107,453
BYD, Cl H	17,814	125,180
China Everbright International	87,550	123,601
China High Speed Transmission Equipment Group	14,550	21,246
China Merchants Holdings International	44,131	99,303
China Resources Cement Holdings	62,321	66,067
China State Construction International Holdings	63,510	83,026
COSCO Pacific	60,530	53,448
Guangdong Investment	89,260	138,981
Lee & Man Paper Manufacturing	47,900	53,282
Minth Group	24,800	118,498

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	April 30, 2018 (Unaudited)

Global X China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Orient Overseas International	7,000	$66,626
Seaspan, Cl A	2,056	15,811
Shanghai Industrial Holdings	15,239	40,193
Shenzhen International Holdings	31,206	68,629
Sunny Optical Technology Group	7,104	117,763
Xinyi Glass Holdings	65,800	95,913
Zoomlion Heavy Industry Science and Technology	49,600	21,424
TOTAL HONG KONG		1,544,326
TOTAL INVESTMENTS — 99.7%
(Cost $3,594,149)		$3,026,640

Percentages are based on Net Assets of $3,035,499.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2018 was $0 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2018, was $0 and represents 0.0% of net assets.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stock	$3,026,640	$—	$—	(1)	$3,026,640
Total Investments in Securities	$3,026,640	$—	$—		$3,026,640

(1) Represents one security with value of $0.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock
Beginning Balance as of October 31, 2017	$37,533
Transfers out of Level 3	-
Transfers into Level 3	-
Net purchases	-
Net sales	(31,982)
Realized gain/(loss)	(61,468)
Change in unrealized appreciation/(depreciation)	55,917
Ending Balance as of April 30, 2018	$-

For the period ended April 30, 2018, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	April 30, 2018 (Unaudited)

Global X China Materials ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
CHINA— 58.7%
Basic Materials — 58.7%
Aluminum Corp of China, Cl H *	396,039	$226,575
Angang Steel, Cl H	241,524	262,197
BBMG, Cl H	520,240	239,298
China BlueChemical	393,409	104,264
China Hongqiao Group	219,300	240,306
China Molybdenum, Cl H	341,554	260,248
Daqo New Energy ADR *	1,484	79,171
Dongyue Group	236,500	199,488
Fosun International	111,640	239,830
Jiangxi Copper, Cl H	177,691	254,936
Maanshan Iron & Steel, Cl H	385,325	191,478
Real Gold Mining *(A) (B) (C)	97,864	—
Sinofert Holdings *	390,430	46,763
Sinopec Shanghai Petrochemical, Cl H	391,250	261,224
Sinopec Yizheng Chemical Fibre, Cl H *	625,414	92,438
Zhaojin Mining Industry	223,584	176,058
Zijin Mining Group, Cl H	535,059	246,796
TOTAL CHINA		3,121,070
HONG KONG— 41.0%
Basic Materials — 41.0%
China Lumena New Materials *(A) (B) (C)	1,950	—
China Metal Resources Utilization * (D)	193,700	126,859
China Oriental Group	230,600	166,892
China Sanjiang Fine Chemicals	153,100	59,108
China Silver Group	252,300	46,613
Citic Pacific	170,840	262,086
CPMC Holdings	103,200	64,037
E-Commodities Holdings	335,700	26,947
Fufeng Group	338,354	189,693
Hengxing Gold Holding	51,300	58,828
IRC *	849,800	18,191
Kingboard Chemical Holdings	59,500	244,876
Kingboard Laminates Holdings	172,600	233,117
MMG *	381,300	287,132
Mobile Internet China Holding *	105,600	27,987
Nine Dragons Paper Holdings	160,870	242,691
West China Cement	459,160	93,608
Xiwang Special Steel	167,200	35,152

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	April 30, 2018 (Unaudited)

Global X China Materials ETF

Value
TOTAL HONG KONG	$2,183,817
TOTAL INVESTMENTS — 99.7%
(Cost $5,009,687)	$5,304,887

Percentages are based on Net Assets of $5,321,728.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2018 was $0 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2018, was $0 and represents 0.0% of net assets.
(D)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2018 was $126,859 and represents 2.4% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of April 30, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stock	$5,304,887	$—	$—	(1)	$5,304,887
Total Investments in Securities	$5,304,887	$—	$—		$5,304,887

(1) Represents two securities with value of $0.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock
Beginning Balance as of October 31, 2017	$194,512
Transfers out of Level 3	-
Transfers into Level 3	-
Net purchases	-
Net sales	(194,258)
Realized gain/(loss)	55,792
Change in unrealized appreciation/(depreciation)	(56,046)
Ending Balance as of April 30, 2018	$-

For the period ended April 30, 2018, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	April 30, 2018 (Unaudited)

Global X NASDAQ China Technology ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 66.2%
Technology — 66.2%
21Vianet Group ADR *	21,105	$111,223
500.com ADR, Cl A *	7,394	134,940
Autohome ADR *	17,733	1,729,854
Baidu ADR *	10,997	2,759,147
Baozun ADR *	14,669	674,627
Cheetah Mobile ADR *	13,520	181,303
China Communications Services, Cl H	859,753	543,354
Coolpad Group *(A) (B) (C)	777,435	24,963
GDS Holdings ADR *	7,792	227,292
Gridsum Holding ADR *	4,440	22,289
Kingdee International Software Group	700,589	687,355
Kingsoft	378,900	1,139,367
Lenovo Group	2,653,273	1,267,770
Link Motion ADR *	32,206	62,802
Momo ADR *	41,965	1,464,579
NetEase ADR	9,460	2,431,882
O-Net Technologies Group *	151,500	97,483
Shanghai Baosight Software, Cl B	87,010	162,100
SINA *	22,632	2,162,261
Sogou ADR *	19,304	166,015
Sohu.com *	5,783	179,157
Travelsky Technology, Cl H	303,595	893,581
Weibo ADR *	21,421	2,453,133
YY ADR *	10,722	1,033,494
ZTE, Cl H (A) (C)	287,383	628,063
TOTAL CHINA		21,238,034
HONG KONG— 33.8%
Technology — 33.8%
Alibaba Health Information Technology *	1,165,909	589,769
ASM Pacific Technology	96,433	1,327,017
BYD Electronic International	241,281	370,764
China Goldjoy Group	3,853,500	255,321
Chinasoft International *	762,956	564,811
Comba Telecom Systems Holdings *	532,000	76,598
Digital China Holdings *	293,548	167,939
FIH Mobile *	1,143,309	196,664
Green Leader Holdings Group *	2,051,300	84,945
HKBN	207,170	290,367

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	April 30, 2018 (Unaudited)

Global X NASDAQ China Technology ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Hua Hong Semiconductor (D)	139,000	$317,026
Legend Holdings, Cl H (D)	136,400	457,954
Meitu * (D)	835,000	889,447
Nanfang Communication Holdings	105,100	60,262
National Agricultural Holdings *(A) (B) (C)	204,200	6,192
PAX Global Technology	281,180	128,261
Semiconductor Manufacturing International *	1,029,621	1,327,655
SUNeVision Holdings	225,800	134,360
Tencent Holdings	50,245	2,503,207
Tian Ge Interactive Holdings (D)	189,200	162,001
VTech Holdings	50,980	624,563
Yangtze Optical Fibre and Cable Joint Stock, Cl H * (D)	65,800	282,961
TOTAL HONG KONG		10,818,084
TOTAL COMMON STOCK
(Cost $28,522,359)		32,056,118
TOTAL INVESTMENTS — 100.0%
(Cost $28,522,359)		$32,056,118

Percentages are based on Net Assets of $32,070,220.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2018 was $31,155 and represented 0.1% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2018, was $659,218 and represents 2.1% of net assets.
(D)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2018 was $2,109,389 and represents 6.6% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$31,396,900	$—	$659,218	$32,056,118
Total Investments in Securities	$31,396,900	$—	$659,218	$32,056,118

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	April 30, 2018 (Unaudited)

Global X NASDAQ China Technology ETF

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock
Beginning Balance as of October 31, 2017	$49,889
Transfers out of Level 3	-
Transfers into Level 3	628,063
Net purchases	-
Net sales	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	(18,734)
Ending Balance as of April 30, 2018	$659,218

For the year ended April 30, 2018, the transfers into Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	April 30, 2018 (Unaudited)

Global X FTSE Southeast Asia ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.6%
INDONESIA— 16.7%
Consumer Goods — 4.3%
Astra International	979,481	$503,381
Gudang Garam	22,400	111,618
Hanjaya Mandala Sampoerna	425,000	108,140
Unilever Indonesia	56,076	186,819
		909,958
Financials — 9.4%
Bank Central Asia	467,296	742,300
Bank Mandiri	891,080	456,348
Bank Negara Indonesia Persero	354,200	204,946
Bank Rakyat Indonesia Persero	2,561,800	592,920
		1,996,514
Telecommunications — 3.0%
Telekomunikasi Indonesia Persero	2,279,500	627,528
TOTAL INDONESIA		3,534,000
MALAYSIA— 21.2%
Basic Materials — 1.4%
Petronas Chemicals Group	137,324	295,753
Consumer Goods — 1.1%
Sime Darby Plantation	168,896	239,773
Financials — 10.7%
CIMB Group Holdings	314,575	577,275
Malayan Banking	284,231	780,938
Public Bank	149,299	905,650
		2,263,863
Health Care — 1.0%
IHH Healthcare	135,980	210,720
Telecommunications — 3.3%
Axiata Group	213,888	288,927

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	April 30, 2018 (Unaudited)

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — continued
DiGi.com	175,100	$206,630
Maxis	133,606	198,528
		694,085
Utilities — 3.7%
Tenaga Nasional	197,245	796,320
TOTAL MALAYSIA		4,500,514
PHILIPPINES— 4.6%
Consumer Services — 2.0%
SM Investments	23,500	426,864
Financials — 2.6%
Ayala Land	336,560	265,348
SM Prime Holdings	438,100	289,953
		555,301
TOTAL PHILIPPINES		982,165
SINGAPORE— 32.7%
Consumer Services — 1.6%
Jardine Cycle & Carriage	4,818	124,666
Singapore Airlines	24,643	202,497
		327,163
Financials — 25.5%
CapitaLand	120,718	342,812
DBS Group Holdings	86,773	2,021,132
Oversea-Chinese Banking	158,566	1,652,665
United Overseas Bank	61,957	1,410,357
		5,426,966
Industrials — 1.1%
Wilmar International	94,851	233,537
Telecommunications — 4.5%
Singapore Telecommunications	360,604	958,669
TOTAL SINGAPORE		6,946,335
THAILAND— 24.4%
Consumer Services — 3.3%
CP ALL NVDR	252,773	696,808
Financials — 5.8%
Bangkok Bank	5,400	33,023
Bangkok Bank NVDR	17,611	107,697
Kasikornbank NVDR	97,508	604,018
Siam Commercial Bank NVDR	116,631	484,115
		1,228,853
Industrials — 5.0%
Airports of Thailand NVDR	208,800	471,388

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	April 30, 2018 (Unaudited)

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Siam Cement NVDR	40,726	$603,921
		1,075,309
Oil & Gas — 8.6%
PTT NVDR	693,440	1,241,425
PTT Exploration & Production NVDR	67,310	285,790
PTT Global Chemical NVDR	97,500	302,756
		1,829,971
Telecommunications — 1.7%
Advanced Info Service NVDR	54,361	358,273
TOTAL THAILAND		5,189,214
TOTAL INVESTMENTS — 99.6%
(Cost $18,620,082)		$21,152,228

Percentages are based on Net Assets of $21,234,054.

NVDR  — Non-Voting Depositary Receipt

As of April 30, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

17

Schedule of Investments	April 30, 2018 (Unaudited)

Global X MSCI Colombia ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and Note 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 87.6%
CHILE— 3.8%
Oil & Gas — 1.9%
Empresas COPEC	138,760	$2,271,307
Utilities — 1.9%
Enersis	9,626,599	2,204,745
TOTAL CHILE		4,476,052
COLOMBIA— 83.8%
Consumer Goods — 4.4%
Grupo Nutresa	536,862	5,198,725
Consumer Services — 3.7%
Almacenes Exito	728,116	4,396,344
Financials — 42.7%
Banco de Bogota	146,788	3,631,956
BanColombia	713,670	8,435,305
BanColombia ADR	353,014	16,824,647
Celsia ESP	2,455,788	4,047,969
Financiera Colombiana *	389,074	3,346,528
Grupo Aval Acciones y Valores	2,350,086	1,041,642
Grupo Aval Acciones y Valores ADR	382,407	3,388,126
Grupo de Inversiones Suramericana	730,900	10,142,968
		50,859,141
Industrials — 8.4%
Cementos Argos	1,085,181	3,836,337
Cemex Latam Holdings *	810,657	2,499,311
Grupo Argos	518,518	3,691,978
		10,027,626
Oil & Gas — 15.6%
Canacol Energy *	733,250	2,453,795

The accompanying notes are an integral part of the financial statements.

18

Schedule of Investments	April 30, 2018 (Unaudited)

Global X MSCI Colombia ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Oil & Gas — continued
Ecopetrol ADR (A)	726,373	$16,038,316
		18,492,111
Utilities — 9.0%
Grupo Energia Bogota ESP	7,177,306	5,263,734
Interconexion Electrica	1,064,950	5,489,882
		10,753,616
TOTAL COLOMBIA		99,727,563
TOTAL COMMON STOCK
(Cost $90,304,298)		104,203,615

PREFERRED STOCK — 12.2%
COLOMBIA— 12.2%
Consumer Services — 1.8%
Avianca Holdings*	2,022,931	2,102,951
Financials — 8.5%
Banco Davivienda	413,090	4,964,922
Grupo Aval Acciones y Valores	1,431,941	629,589
Grupo de Inversiones Suramericana	349,323	4,539,263
		10,133,774
Industrials — 1.9%
Cementos Argos GDR	342,633	1,006,348
Grupo Argos	218,526	1,291,447
		2,297,795
TOTAL PREFERRED STOCK
(Cost $13,297,413)		14,534,520

SHORT-TERM INVESTMENT(B) (C) — 0.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.620%
(Cost $947,546)	947,456	947,546

REPURCHASE AGREEMENTS(B) — 7.1%
Chase Securities
1.650%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $2,435,873 (collateralized by U.S. Treasury Obligations, ranging in par value $463,931 - $1,155,717, 1.875%, 1/31/2022, with a total market value of $2,548,934)	$2,435,761	2,435,761
Royal Bank of Canada
1.670%, dated 04/30/18, to be repurchased on 05/01/2018, repurchase price $ 6,047,353 (collateralized by U.S. Treasury Obligations, ranging in par value $639,478 - $1,081,519, 1.625%, 5/15/2026, with a total market value of $6,762,176)	6,047,073	6,047,073

TOTAL REPURCHASE AGREEMENTS
(Cost $8,482,834)		8,482,834
TOTAL INVESTMENTS — 107.7%
(Cost $113,032,091)		$128,168,515

The accompanying notes are an integral part of the financial statements.

19

Schedule of Investments	April 30, 2018 (Unaudited)

Global X MSCI Colombia ETF

Percentages are based on Net Assets of $119,030,475.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $9,273,909.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2018, was $9,430,380.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2018.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The following is a summary of the level of inputs used as of April 30, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$104,203,615	$—	$—	$104,203,615
Preferred Stock	14,534,520	—	—	14,534,520
Short-Term Investment	947,546	—	—	947,546
Repurchase Agreements	—	8,482,834	—	8,482,834
Total Investments in Securities	$119,685,681	$8,482,834	$—	$128,168,515

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2, and Level 3 investments.

As of April 30, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

20

Schedule of Investments	April 30, 2018 (Unaudited)

Global X MSCI Argentina ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 97.8%
ARGENTINA— 66.4%
Consumer Goods — 4.3%
Adecoagro *	534,621	$4,127,274
Cresud SACIF y A ADR	213,779	4,391,021
		8,518,295
Consumer Services — 21.7%
MercadoLibre *	127,105	43,166,129
Financials — 24.2%
Banco Macro ADR	86,872	8,419,634
BBVA Banco Frances ADR	321,381	7,150,727
Grupo Financiero Galicia ADR	329,807	21,081,264
Grupo Supervielle ADR	290,346	8,112,267
IRSA Inversiones y Representaciones ADR	148,291	3,403,278
		48,167,170
Oil & Gas — 8.0%
Petrobras Argentina ADR *	19,485	228,949
Transportadora de Gas del Sur ADR *	348,299	6,638,579
YPF ADR	404,691	8,858,686
		15,726,214
Telecommunications — 4.1%
Telecom Argentina ADR	273,240	8,208,130
Utilities — 4.1%
Empresa Distribuidora Y Comercializadora Norte ADR *	8,555	448,710
Pampa Energia ADR *	134,592	7,677,127
		8,125,837
TOTAL ARGENTINA		131,911,775
CANADA— 4.4%
Basic Materials — 4.4%
Pan American Silver	249,801	4,033,605

The accompanying notes are an integral part of the financial statements.

21

Schedule of Investments	April 30, 2018 (Unaudited)

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
SSR Mining *	464,658	$4,766,374
TOTAL CANADA		8,799,979
CHILE— 4.0%
Consumer Goods — 2.0%
Cia Cervecerias Unidas	283,798	3,938,433
Consumer Services — 2.0%
Cencosud	1,320,950	3,934,216
TOTAL CHILE		7,872,649
LUXEMBOURG— 14.4%
Basic Materials — 14.4%
Tenaris	1,517,976	28,555,585
SPAIN— 1.9%
Industrials — 1.9%
Prosegur Cia de Seguridad	486,220	3,689,181
UNITED KINGDOM— 0.9%
Industrials — 0.0%
IOX Investments *(A) (B) (C)	2,360,025	23,404
Oil & Gas — 0.9%
Phoenix Global Resources *	5,036,776	1,855,760
TOTAL UNITED KINGDOM		1,879,164
UNITED STATES— 3.0%
Technology — 3.0%
Globant *	131,545	5,920,841
URUGUAY— 2.8%
Consumer Services — 2.8%
Arcos Dorados Holdings, Cl A	616,771	5,612,616
TOTAL COMMON STOCK
(Cost $167,981,171)		194,241,790

PREFERRED STOCK — 2.0%
CHILE— 2.0%
Consumer Goods — 2.0%
Embotelladora Andina
(Cost $3,802,829)	805,004	4,016,203
TOTAL INVESTMENTS — 99.8%
(Cost $171,784,000)		$198,257,993

Percentages are based on Net Assets of $198,570,711.

* Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2018 was $23,404 and represented 0.0% of Net Assets.

The accompanying notes are an integral part of the financial statements.

22

Schedule of Investments	April 30, 2018 (Unaudited)

Global X MSCI Argentina ETF

(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2018, was $23,404 and represents 0.0% of net assets.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$194,218,386	$—	$23,404	$194,241,790
Preferred Stock	4,016,203	—	—	4,016,203
Total Investments in Securities	$198,234,589	$—	$23,404	$198,257,993

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock
Beginning Balance as of October 31, 2017	$-
Transfers out of Level 3	-
Transfers into Level 3	23,404
Net purchases	-
Net sales	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Ending Balance as of April 30, 2018	$23,404

For the period ended April 30, 2018, the transfers into Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

23

Schedule of Investments	April 30, 2018 (Unaudited)

Global X MSCI Greece ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and Note 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
GREECE— 96.6%
Basic Materials — 4.2%
Mytilineos Holdings	1,033,318	$12,484,511
Mytilineos Holdings ADR *	626,200	7,565,748
		20,050,259
Consumer Goods — 5.1%
JUMBO	761,083	13,940,192
JUMBO ADR	340,000	6,227,542
Sarantis	262,248	4,515,071
		24,682,805
Consumer Services — 14.1%
Aegean Airlines	721,300	8,148,264
FF Group *	458,552	8,698,128
FF Group ADR *	200,300	3,799,431
OPAP	3,239,408	38,864,442
OPAP ADR	1,404,900	8,394,277
		67,904,542
Financials — 36.5%
Alpha Bank AE *	24,589,339	65,062,164
Eurobank Ergasias *	21,295,874	26,990,349
Grivalia Properties	853,289	9,402,179
Hellenic Exchanges - Athens Stock Exchange	1,240,876	7,795,954
LAMDA Development *	602,289	4,868,202
National Bank of Greece * (A)	99,317,413	41,518,249
Piraeus Bank * (A)	4,668,698	19,810,153
		175,447,250
Industrials — 12.0%
Aegean Marine Petroleum Network	759,886	2,127,681

The accompanying notes are an integral part of the financial statements.

24

Schedule of Investments	April 30, 2018 (Unaudited)

Global X MSCI Greece ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — continued
Capital Product Partners (A) (B)	2,292,888	$7,428,957
Dorian LPG *	500,983	3,602,068
Ellaktor *	2,916,775	5,807,613
GasLog	846,755	14,267,822
Titan Cement	515,139	13,599,202
Titan Cement ADR	439,800	5,805,140
Tsakos Energy Navigation (A)	1,392,769	5,041,824
		57,680,307
Oil & Gas — 7.2%
Hellenic Petroleum	1,236,926	12,628,098
Motor Oil Hellas Corinth Refineries	540,506	12,917,080
Motor Oil Hellas Corinth Refineries ADR	768,300	9,180,494
		34,725,672
Telecommunications — 13.1%
Hellenic Telecommunications Organization	4,305,571	62,683,804
Utilities — 4.4%
Athens Water Supply & Sewage	639,919	4,600,230
Holding ADMIE IPTO *	1,716,242	3,836,081
Public Power * (A)	2,569,330	8,487,034
Terna Energy	639,073	3,953,284
		20,876,629
TOTAL GREECE		464,051,268
MONACO— 3.3%
Industrials — 3.3%
GasLog Partners (A) (B)	660,663	15,690,746
TOTAL COMMON STOCK
(Cost $418,935,393)		479,742,014

SHORT-TERM INVESTMENT(C) (D) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.620%
(Cost $1,555,440)	1,555,440	1,555,440

REPURCHASE AGREEMENTS(C) — 2.9%
Chase Securities
1.650%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $3,998,595 (collateralized by U.S. Treasury Obligations, ranging in par value $761,564 - $1,897,161, 1.875%, 1/31/2022, with a total market value of $4,184,190)	$3,998,412	3,998,412

The accompanying notes are an integral part of the financial statements.

25

Schedule of Investments	April 30, 2018 (Unaudited)

Global X MSCI Greece ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — 2.9% — continued
Royal Bank of Canada
1.670%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $9,927,004 (collateralized by U.S. Treasury Obligations, ranging in par value $1,049,732 - $1,775,362, 1.625%, 5/15/2026, with a total market value of $11,100,417)	$9,926,544	$9,926,543

TOTAL REPURCHASE AGREEMENTS
(Cost $13,924,955)		13,924,955
TOTAL INVESTMENTS — 103.1%
(Cost $434,415,788)		$495,222,409

Percentages are based on Net Assets of $480,433,915.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $15,274,458.
(B)	Security considered Master Limited Partnership. At April 30, 2018, these securities amounted to $23,119,703 or 4.8% of net assets.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2018, was $15,480,395.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2018.

ADR — American Depositary Receipt

The following is a summary of the level of inputs used as of April 30, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$479,742,014	$—	$—	$479,742,014
Short-Term Investment	1,555,440	—	—	1,555,440
Repurchase Agreements	—	13,924,955	—	13,924,955
Total Investments in Securities	$481,297,454	$13,924,955	$—	$495,222,409

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

26

Schedule of Investments	April 30, 2018 (Unaudited)

Global X MSCI Norway ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and Note 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
NORWAY— 99.8%
Basic Materials — 9.6%
Borregaard	137,917	$1,468,503
Norsk Hydro	1,260,690	7,877,837
Yara International	158,073	6,689,062
		16,035,402
Consumer Goods — 15.8%
Austevoll Seafood	123,318	1,490,080
Bakkafrost P	49,295	2,836,689
Grieg Seafood	52,400	564,155
Kongsberg Automotive Holding *	687,693	806,920
Leroy Seafood Group	383,500	2,823,436
Marine Harvest	371,007	8,088,324
Norway Royal Salmon	13,777	327,094
Orkla	675,324	6,266,753
Salmar	64,633	3,025,474
		26,228,925
Consumer Services — 3.6%
Europris (A)	169,700	593,127
Norwegian Air Shuttle *	37,001	1,399,471
Schibsted, Cl B	110,286	2,973,596
XXL (A)	122,854	1,070,416
		6,036,610
Financials — 23.4%
Aker, Cl A	33,180	2,087,444
Axactor *	1,303,800	459,929

The accompanying notes are an integral part of the financial statements.

27

Schedule of Investments	April 30, 2018 (Unaudited)

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
B2Holding	202,715	$509,881
DnB	996,432	18,725,623
Entra (A)	121,742	1,677,712
Gjensidige Forsikring	238,908	3,793,374
Norwegian Finance Holding *	120,800	1,474,734
Norwegian Property	301,090	378,096
Protector Forsikring *	86,609	809,753
Sbanken (A)	77,605	702,321
Selvaag Bolig	89,958	458,711
Sparebank 1 Nord Norge	148,039	1,095,819
Sparebank 1 Oestlandet	33,287	357,339
SpareBank 1 SMN	168,800	1,698,303
Storebrand	547,288	4,693,324
		38,922,363
Health Care — 0.2%
Nordic Nanovector *	41,900	259,629
Industrials — 3.4%
BW LPG * (A) (B)	112,650	394,010
Frontline * (B)	112,364	486,984
Gaming Innovation Group *	379,200	238,565
Golden Ocean Group	143,660	1,162,930
Hexagon Composites (B)	147,640	387,018
Hoegh LNG Holdings	69,188	403,757
IDEX *	593,207	299,895
Ocean Yield	87,307	754,159
Stolt-Nielsen	42,540	605,355
Wallenius Wilhelmsen Logistics, Cl B *	112,527	779,575
		5,512,248
Oil & Gas — 31.4%
Akastor *	306,485	609,060
Aker BP	126,452	4,170,291
Aker Solutions *	208,066	1,416,525
Borr Drilling *	359,000	1,658,074
BW Offshore *	95,698	524,415
DNO International *	900,124	1,680,900
Odfjell Drilling *	63,900	285,158
Petroleum Geo-Services *	426,490	1,845,208
REC Silicon *	3,032,594	518,233
Scatec Solar (A) (B)	118,810	741,534
Statoil	1,188,326	30,482,829
Subsea 7 *	317,844	4,471,423
TGS Nopec Geophysical	128,110	4,065,055
		52,468,705

The accompanying notes are an integral part of the financial statements.

28

Schedule of Investments	April 30, 2018 (Unaudited)

Global X MSCI Norway ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Technology — 2.2%
Atea	108,491	$1,616,985
Evry (A)	155,383	581,879
Nordic Semiconductor *	175,304	1,109,450
Otello *	156,720	402,017
		3,710,331
Telecommunications — 10.2%
Telenor	762,096	16,914,115
TOTAL COMMON STOCK
(Cost $157,377,482)		166,088,328

SHORT-TERM INVESTMENT(C) (D) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.620%
(Cost $115,555)	115,555	115,555

REPURCHASE AGREEMENTS(C) — 0.6%
Chase Securities
1.650%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $297,059 (collateralized by U.S. Treasury Obligations, ranging in par value $56,577 - $140,942, 1.875%, 1/31/2022, with a total market value of $310,847)	$297,045	297,045
Royal Bank of Canada
1.670%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $737,485 (collateralized by U.S. Treasury Obligations, ranging in par value $77,985 - $131,893, 1.625%, 5/15/2026, with a total market value of $824,658)	737,450	737,450

TOTAL REPURCHASE AGREEMENTS
(Cost $1,034,495)		1,034,495
TOTAL INVESTMENTS — 100.5%
(Cost $158,527,532)		$167,238,378

Percentages are based on Net Assets of $166,373,573.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2018 was $5,760,999 and represents 3.5% of Net Assets.
(B)	This security or a partial position of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $1,082,325.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2018 was $1,150,050.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2018.

Cl — Class

The accompanying notes are an integral part of the financial statements.

29

Schedule of Investments	April 30, 2018 (Unaudited)

Global X MSCI Norway ETF

The following is a summary of the level of inputs used as of April 30, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$166,088,328	$—	$—	$166,088,328
Short-Term Investment	115,555	—	—	115,555
Repurchase Agreements	—	1,034,495	—	1,034,495
Total Investments in Securities	$166,203,883	$1,034,495	$—	$167,238,378

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

30

Schedule of Investments	April 30, 2018 (Unaudited)

Global X FTSE Nordic Region ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
DENMARK— 28.8%
Consumer Goods — 1.9%
Carlsberg, Cl B	5,609	$628,877
Financials — 4.0%
Danske Bank	36,993	1,292,159
Health Care — 17.2%
Coloplast, Cl B	7,109	604,074
Novo Nordisk, Cl B	94,394	4,466,634
Novozymes, Cl B	11,497	543,468
		5,614,176
Industrials — 1.7%
A P Moller - Maersk, Cl B	348	561,843
Oil & Gas — 2.2%
Vestas Wind Systems	10,930	709,329
Utilities — 1.8%
Orsted (A)	8,695	574,013
TOTAL DENMARK		9,380,397
FINLAND— 14.3%
Financials — 4.2%
Sampo, Cl A	25,084	1,356,211
Industrials — 3.1%
Kone, Cl B	20,427	1,018,290
Technology — 5.4%
Nokia	289,350	1,740,267
Utilities — 1.6%
Fortum	23,162	534,779
TOTAL FINLAND		4,649,547

The accompanying notes are an integral part of the financial statements.

31

Schedule of Investments	April 30, 2018 (Unaudited)

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — continued
NORWAY— 11.2%
Basic Materials — 1.2%
Yara International	9,376	$396,758
Financials — 3.4%
DnB	57,729	1,084,882
Oil & Gas — 4.1%
Statoil	52,227	1,339,722
Telecommunications — 2.5%
Telenor	36,468	809,378
TOTAL NORWAY		3,630,740
SWEDEN— 45.4%
Consumer Goods — 2.5%
Essity, Cl B	31,719	809,029
Consumer Services — 2.7%
Hennes & Mauritz, Cl B	50,636	867,698
Financials — 17.4%
Investor, Cl B	24,311	1,065,257
Nordea Bank	170,193	1,739,889
Skandinaviska Enskilda Banken, Cl A	76,604	722,845
Svenska Handelsbanken, Cl A	78,345	878,166
Swedbank, Cl A	56,251	1,228,540
		5,634,697
Industrials — 14.5%
Assa Abloy, Cl B	50,148	1,056,532
Atlas Copco, Cl A	33,680	1,325,551
Sandvik	57,597	988,168
Volvo, Cl B	79,411	1,355,155
		4,725,406
Technology — 6.1%
Hexagon, Cl B	13,400	778,589
Telefonaktiebolaget LM Ericsson, Cl B	158,484	1,218,132
		1,996,721
Telecommunications — 2.2%
Telia	145,778	719,969
TOTAL SWEDEN		14,753,520
TOTAL INVESTMENTS — 99.7%
(Cost $32,813,832)		$32,414,204

Percentages are based on Net Assets of $32,525,309.

(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2018 was $574,013 and represents 1.8% of Net Assets.

The accompanying notes are an integral part of the financial statements.

32

Schedule of Investments	April 30, 2018 (Unaudited)

Global X FTSE Nordic Region ETF

Cl — Class

As of April 30, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of April 30, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

33

Schedule of Investments	April 30, 2018 (Unaudited)

Global X MSCI Nigeria ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
NIGERIA— 99.9%
Consumer Goods — 35.7%
Dangote Sugar Refinery	42,150,244	$2,403,561
Flour Mills of Nigeria	27,019,451	2,592,965
Guinness Nigeria	9,904,814	2,837,819
Nestle Nigeria	1,836,996	8,170,672
Nigerian Breweries	23,542,936	8,506,891
Unilever Nigeria	20,562,995	3,140,218
		27,652,126
Financials — 53.8%
Access Bank	101,825,616	3,172,314
Diamond Bank *	230,691,275	1,296,235
Ecobank Transnational	62,615,231	3,500,879
FBN Holdings	104,328,631	3,627,560
Fidelity Bank	230,848,720	1,637,453
First City Monument Bank	154,846,942	1,063,900
Guaranty Trust Bank	90,630,474	11,344,565
Stanbic IBTC Holdings	27,899,714	3,841,546
Transnational Corp of Nigeria	351,352,854	1,661,474
United Bank for Africa	105,597,732	3,392,639
Zenith Bank	92,837,696	7,088,720
		41,627,285
Industrials — 7.7%
Dangote Cement	4,937,192	3,378,440
Lafarge Africa	22,323,553	2,608,037
		5,986,477
Oil & Gas — 2.7%
Oando *	83,141,105	2,116,109

TOTAL COMMON STOCK
(Cost $61,259,411)		77,381,997

The accompanying notes are an integral part of the financial statements.

34

Schedule of Investments	April 30, 2018 (Unaudited)

Global X MSCI Nigeria ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 5.2%
United States Treasury Bill
1.569%, 05/17/18(A)
(Cost $3,997,213)	$4,000,000	$3,997,165
TOTAL INVESTMENTS — 105.1%
(Cost $65,256,624)		$81,379,162

Percentages are based on Net Assets of $77,450,908.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

The following is a summary of the level of inputs used as of April 30, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$77,381,997	$—	$—	$77,381,997
U.S. Treasury Obligation	—	3,997,165	—	3,997,165
Total Investments in Securities	$77,381,997	$3,997,165	$—	$81,379,162

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of April 30, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

35

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Next Emerging & Frontier ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.3%
ARGENTINA— 3.7%
Basic Materials — 0.4%
Tenaris ADR	1,999	$74,723
Consumer Services — 1.7%
MercadoLibre *	910	309,045
Financials — 0.6%
Banco Macro ADR	1,030	99,828
Oil & Gas — 1.0%
YPF ADR	8,606	188,385
TOTAL ARGENTINA		671,981
AUSTRALIA— 2.3%
Basic Materials — 0.6%
St. Barbara	34,070	109,814
Oil & Gas — 1.7%
Oil Search	30,947	183,145
Santos *	25,550	118,418
		301,563
TOTAL AUSTRALIA		411,377
CANADA— 2.6%
Basic Materials — 2.6%
B2Gold *	36,650	105,494
Barrick Gold	3,952	53,234
Endeavour Mining *	3,866	66,074
First Quantum Minerals	10,896	157,242
Lucara Diamond	7,078	11,208
Turquoise Hill Resources *	27,268	80,829
TOTAL CANADA		474,081

The accompanying notes are an integral part of the financial statements.

36

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
CHILE— 4.3%
Basic Materials — 0.3%
Empresas CMPC	12,000	$49,069
Consumer Goods — 0.3%
Cia Cervecerias Unidas ADR	2,120	58,554
Consumer Services — 2.0%
Cencosud	8,600	25,614
Latam Airlines Group	10,070	154,846
SACI Falabella	17,860	173,348
		353,808
Financials — 0.4%
Banco de Chile	254,191	42,089
Banco Santander Chile	532,250	44,305
		86,394
Oil & Gas — 0.2%
Empresas COPEC	2,400	39,285
Utilities — 1.1%
Enersis	523,613	119,921
Enersis Chile	553,262	69,072
		188,993
TOTAL CHILE		776,103
COLOMBIA— 0.7%
Consumer Services — 0.0%
Almacenes Exito	1,650	9,963
Financials — 0.1%
Grupo de Inversiones Suramericana	1,351	18,748
Industrials — 0.1%
Cementos Argos	5,346	18,899
Oil & Gas — 0.5%
Ecopetrol	76,348	84,261
TOTAL COLOMBIA		131,871
CZECH REPUBLIC— 1.2%
Financials — 0.2%
Komercni Banka	755	32,674
Utilities — 1.0%
CEZ	7,011	179,723
TOTAL CZECH REPUBLIC		212,397
EGYPT— 0.4%
Financials — 0.3%
Commercial International Bank Egypt SAE	7,975	42,432

The accompanying notes are an integral part of the financial statements.

37

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Talaat Moustafa Group	21,400	$16,512
		58,944
Telecommunications — 0.1%
Global Telecom Holding SAE *	34,503	10,035
TOTAL EGYPT		68,979
GEORGIA— 0.5%
Financials — 0.5%
Bank of Georgia Holdings *	1,954	93,659
HONG KONG— 0.5%
Consumer Services — 0.5%
NagaCorp	90,033	94,068
HUNGARY— 1.6%
Financials — 1.1%
OTP Bank	4,620	202,087
Health Care — 0.3%
Richter Gedeon Nyrt	2,046	41,436
Oil & Gas — 0.2%
MOL Hungarian Oil & Gas	3,320	38,411
TOTAL HUNGARY		281,934
INDONESIA— 9.1%
Basic Materials — 0.2%
Chandra Asri Petrochemical	64,300	27,962
Consumer Goods — 2.0%
Astra International	306,717	157,630
Gudang Garam	10,954	54,583
Hanjaya Mandala Sampoerna	100,600	25,597
Indofood CBP Sukses Makmur TBK	58,800	36,664
Indofood Sukses Makmur	59,800	29,981
Unilever Indonesia	13,299	44,306
		348,761
Financials — 4.0%
Bank Central Asia	188,048	298,714
Bank Mandiri	511,626	262,019
Bank Rakyat Indonesia Persero	696,560	161,216
		721,949
Health Care — 0.2%
Kalbe Farma	309,900	33,524
Industrials — 1.0%
Indocement Tunggal Prakarsa	21,600	27,519
Semen Indonesia Persero	151,385	105,004

The accompanying notes are an integral part of the financial statements.

38

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
United Tractors	18,800	$46,079
		178,602
Telecommunications — 1.4%
Telekomunikasi Indonesia Persero	944,505	260,015
Utilities — 0.3%
Perusahaan Gas Negara	412,839	58,903
TOTAL INDONESIA		1,629,716
ITALY— 0.4%
Oil & Gas — 0.4%
Saipem *	19,940	76,466
JAPAN— 0.9%
Industrials — 0.3%
Namura Shipbuilding	10,040	62,208
Oil & Gas — 0.6%
Inpex	7,700	98,691
TOTAL JAPAN		160,899
KENYA— 0.4%
Telecommunications — 0.4%
Safaricom	249,900	70,414
KUWAIT— 1.1%
Financials — 0.8%
Kuwait Finance House	60,521	103,549
National Bank of Kuwait SAK	18,944	46,951
		150,500
Telecommunications — 0.3%
Mobile Telecommunications KSC	41,500	53,771
TOTAL KUWAIT		204,271
MALAYSIA— 9.2%
Basic Materials — 0.2%
Petronas Chemicals Group	17,590	37,884
Consumer Goods — 1.0%
IOI	23,100	28,201
Kuala Lumpur Kepong	3,980	25,847
PPB Group	6,000	29,423
Sime Darby Plantation	64,289	91,268
		174,739
Consumer Services — 0.4%
Genting	12,000	27,312
Genting Malaysia	28,000	36,610
		63,922

The accompanying notes are an integral part of the financial statements.

39

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 2.7%
CIMB Group Holdings	41,600	$76,340
Malayan Banking	65,286	179,376
Public Bank	33,790	204,971
Sime Darby Property	66,289	25,343
		486,030
Health Care — 0.2%
IHH Healthcare	26,272	40,712
Industrials — 0.5%
MISC	19,000	34,673
Sime Darby	71,189	48,445
		83,118
Oil & Gas — 0.2%
Petronas Dagangan	3,000	20,645
Petronas Gas	4,089	18,572
		39,217
Telecommunications — 2.5%
Axiata Group	87,967	118,829
DiGi.com	134,102	158,250
Maxis	91,576	136,074
Telekom Malaysia	25,885	34,966
		448,119
Utilities — 1.5%
Tenaga Nasional	67,933	274,260
TOTAL MALAYSIA		1,648,001
MEXICO— 7.6%
Basic Materials — 1.9%
Grupo Mexico, Cl B	57,298	189,660
Industrias Penoles	1,304	27,253
Mexichem	42,560	132,379
		349,292
Consumer Goods — 1.0%
Arca Continental	6,038	41,554
Becle	18,300	30,867
Fomento Economico Mexicano	3,500	33,688
Gruma, Cl B	3,380	41,108
Grupo Bimbo, Ser A	11,260	26,096
		173,313
Consumer Services — 1.6%
Grupo Elektra	760	20,637
Grupo Televisa	13,041	46,603
Wal-Mart de Mexico	77,880	215,493
		282,733

The accompanying notes are an integral part of the financial statements.

40

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.8%
Grupo Financiero Banorte, Cl O	14,424	$89,867
Grupo Financiero Inbursa, Cl O	35,500	58,895
		148,762
Industrials — 1.2%
Alfa, Cl A	69,770	89,190
Cemex *	77,779	48,451
Grupo Aeroportuario del Pacifico, Cl B	3,200	33,145
Grupo Aeroportuario del Sureste, Cl B	1,690	30,262
		201,048
Telecommunications — 0.9%
America Movil	173,067	159,502
Utilities — 0.2%
Infraestructura Energetica Nova	10,140	44,448
TOTAL MEXICO		1,359,098
OMAN— 0.2%
Financials — 0.0%
BankMuscat SAOG	5,433	5,420
Telecommunications — 0.2%
Oman Telecommunications SAOG	15,460	33,740
TOTAL OMAN		39,160
PAKISTAN— 0.6%
Financials — 0.1%
United Bank	10,200	17,749
Oil & Gas — 0.5%
Oil & Gas Development	13,200	19,043
Pakistan Petroleum	38,600	71,572
		90,615
TOTAL PAKISTAN		108,364
PANAMA— 1.4%
Consumer Services — 1.4%
Copa Holdings, Cl A	2,156	252,618
PERU— 1.0%
Basic Materials — 0.1%
Hochschild Mining	9,000	26,020
Financials — 0.9%
Credicorp	680	158,093
TOTAL PERU		184,113
PHILIPPINES— 3.8%
Consumer Goods — 0.3%
JG Summit Holdings	23,249	28,730

The accompanying notes are an integral part of the financial statements.

41

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Universal Robina	12,537	$34,038
		62,768
Consumer Services — 1.5%
Jollibee Foods	5,600	30,841
SM Investments	12,906	234,430
		265,271
Financials — 0.7%
Ayala Land	46,600	36,740
GT Capital Holdings	1,290	26,174
SM Prime Holdings	92,327	61,106
		124,020
Industrials — 0.4%
Aboitiz Equity Ventures	10,300	13,903
Ayala	2,300	42,934
International Container Terminal Services	11,800	19,291
		76,128
Telecommunications — 0.6%
Globe Telecom	430	12,796
PLDT	2,904	82,098
		94,894
Utilities — 0.3%
Aboitiz Power	35,758	26,257
Manila Electric	5,620	34,969
		61,226
TOTAL PHILIPPINES		684,307
POLAND— 4.4%
Basic Materials — 0.7%
KGHM Polska Miedz	4,496	120,159
Consumer Goods — 0.1%
LPP	10	26,172
Financials — 1.4%
Bank Pekao	1,364	45,509
Bank Zachodni	265	28,090
Powszechna Kasa Oszczednosci Bank Polski	6,861	81,931
Powszechny Zaklad Ubezpieczen	7,260	88,933
		244,463
Oil & Gas — 1.7%
Polski Koncern Naftowy Orlen S.A.	10,666	273,062
Polskie Gornictwo Naftowe i Gazownictwo	20,000	35,276
		308,338
Utilities — 0.5%
PGE *	29,530	88,242

The accompanying notes are an integral part of the financial statements.

42

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TOTAL POLAND		$787,374
QATAR— 1.5%
Financials — 0.6%
Qatar National Bank	2,590	107,413
Industrials — 0.7%
Industries Qatar QSC	4,236	130,302
Telecommunications — 0.2%
Ooredoo QPSC	1,760	38,284
TOTAL QATAR		275,999
SINGAPORE— 0.8%
Consumer Goods — 0.8%
Thai Beverage	229,607	148,268
SOUTH AFRICA— 9.2%
Basic Materials — 2.1%
Anglo American Platinum	1,975	53,209
AngloGold Ashanti	5,650	50,848
Gold Fields ADR	39,559	151,116
Mondi	1,720	47,997
Sasol	2,033	72,953
		376,123
Consumer Goods — 1.0%
Remgro	3,960	71,281
Tiger Brands	3,183	99,184
		170,465
Consumer Services — 3.2%
Naspers, Cl N	1,638	401,431
Shoprite Holdings	5,414	107,987
Woolworths Holdings	13,988	71,992
		581,410
Financials — 1.6%
FirstRand	28,680	153,833
Standard Bank Group	7,835	134,510
		288,343
Health Care — 0.4%
Aspen Pharmacare Holdings	3,391	73,115
Industrials — 0.0%
Novus Holdings	539	175
Telecommunications — 0.9%
MTN Group	5,463	54,806
Vodacom Group	8,810	110,071
		164,877

The accompanying notes are an integral part of the financial statements.

43

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TOTAL SOUTH AFRICA		$1,654,508
SOUTH KOREA— 0.2%
Consumer Goods — 0.2%
Youngone	1,440	40,313
THAILAND— 13.0%
Basic Materials — 0.4%
Indorama Ventures NVDR	35,700	68,154
Consumer Goods — 0.9%
Carabao Group NVDR	34,000	58,175
Charoen Pokphand Foods NVDR	126,027	97,435
		155,610
Consumer Services — 1.4%
CP ALL NVDR	78,952	217,643
Minor International NVDR	24,600	31,373
		249,016
Financials — 0.7%
Kasikornbank NVDR	5,850	36,238
Siam Commercial Bank NVDR	19,370	80,401
		116,639
Health Care — 0.3%
Bangkok Dusit Medical Services NVDR	77,500	55,252
Industrials — 4.0%
Airports of Thailand NVDR	144,350	325,885
Berli Jucker NVDR	46,300	87,656
CH Karnchang NVDR	124,300	94,525
Siam Cement NVDR	14,210	210,719
		718,785
Oil & Gas — 3.8%
PTT NVDR	194,510	348,220
PTT Exploration & Production NVDR	36,620	155,484
PTT Global Chemical NVDR	43,921	136,383
Thai Oil NVDR	19,200	57,338
		697,425
Technology — 0.4%
Intouch Holdings PCL NVDR	41,470	75,555
Telecommunications — 1.1%
Advanced Info Service NVDR	24,854	163,804
True NVDR	134,120	32,298
		196,102
TOTAL THAILAND		2,332,538

The accompanying notes are an integral part of the financial statements.

44

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TURKEY— 7.4%
Basic Materials — 2.4%
Eregli Demir ve Celik Fabrikalari	168,253	$420,503
Consumer Services — 0.9%
Arcelik	4,800	21,348
BIM Birlesik Magazalar	8,459	143,472
		164,820
Financials — 0.8%
Akbank Turk	22,420	46,657
Turkiye Garanti Bankasi	21,145	47,905
Turkiye Is Bankasi, Cl C	34,044	51,586
		146,148
Industrials — 0.1%
Enka Insaat ve Sanayi	19,106	22,982
Oil & Gas — 2.1%
KOC Holding	36,846	124,353
Tupras Turkiye Petrol Rafinerileri	9,953	253,400
		377,753
Technology — 0.4%
Aselsan Elektronik Sanayi Ve Ticaret	10,200	63,229
Telecommunications — 0.7%
Turk Telekomunikasyon *	12,036	18,593
Turkcell Iletisim Hizmetleri	32,300	110,918
		129,511
TOTAL TURKEY		1,324,946
UKRAINE— 0.5%
Consumer Goods — 0.5%
Kernel Holding	6,051	82,465
UNITED ARAB EMIRATES— 2.5%
Financials — 1.5%
Emaar Properties PJSC	114,141	179,921
National Bank of Abu Dhabi PJSC	27,480	92,769
		272,690
Industrials — 0.6%
DP World	4,601	102,372
Telecommunications — 0.4%
Emirates Telecommunications Group PJSC	17,100	79,840
TOTAL UNITED ARAB EMIRATES		454,902
UNITED KINGDOM— 3.1%
Basic Materials — 2.3%
Antofagasta	5,310	71,119

The accompanying notes are an integral part of the financial statements.

45

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Fresnillo	10,651	$187,045
KAZ Minerals *	11,730	148,703
		406,867
Health Care — 0.4%
Mediclinic International	7,298	67,448
Oil & Gas — 0.4%
Tullow Oil *	24,640	77,277
TOTAL UNITED KINGDOM		551,592
UNITED STATES— 1.7%
Basic Materials — 0.3%
Southern Copper	1,155	60,995
Oil & Gas — 1.1%
Kosmos Energy *	8,523	60,002
Occidental Petroleum	977	75,483
Seadrill Partners (A)	17,159	56,453
		191,938
Telecommunications — 0.3%
VEON ADR	20,349	55,960
TOTAL UNITED STATES		308,893
VIETNAM— 1.5%
Consumer Goods — 0.5%
Vietnam Dairy Products JSC	12,000	97,525
Financials — 0.2%
Bank for Foreign Trade of Vietnam JSC	11,600	30,575
Industrials — 0.8%
Hoa Phat Group JSC *	58,800	138,970
TOTAL VIETNAM		267,070
TOTAL COMMON STOCK
(Cost $16,883,793)		17,862,745

PREFERRED STOCK — 0.3%
CHILE— 0.3%
Basic Materials — 0.3%
Sociedad Quimica y Minera de Chile
(Cost $32,266)	930	51,069
TOTAL INVESTMENTS — 99.6%
(Cost $16,916,059)		$17,913,814

Percentages are based on Net Assets of $17,978,347.

*	Non-income producing security.
(A)	Security considered Master Limited Partnership. At April 30, 2018, these securities amounted to $56,453 or 0.3% of net assets.

The accompanying notes are an integral part of the financial statements.

46

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Next Emerging & Frontier ETF

ADR — American Depositary Receipt

Cl — Class

JSC — Joint Stock Company

NVDR  — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

Ser — Series

As of April 30, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of April 30, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

47

Schedule of Investments	April 30, 2018 (Unaudited)

Global X MSCI Portugal ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and Note 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 98.6%
NETHERLANDS— 1.8%
Telecommunications — 1.8%
Altice *	88,420	$848,007
PORTUGAL— 96.8%
Basic Materials — 10.7%
Altri	197,382	1,428,473
Navigator	370,995	2,169,457
Semapa-Sociedade de Investimento e Gestao	64,387	1,442,266
		5,040,196
Consumer Services — 12.7%
Ibersol SGPS	51,496	706,166
Jeronimo Martins	94,895	1,667,037
NOS SGPS	327,978	1,951,986
Sonae	1,251,600	1,705,738
		6,030,927
Financials — 5.6%
Banco Comercial Portugues, Cl R *	5,463,691	1,835,797
Banco Espirito Santo *(A) (B) (C)	2,085,614	—
BANIF - Banco Internacional do Funchal *(A) (B) (C)	55,479,410	670
Sonae Capital *	672,302	822,020
		2,658,487
Industrials — 10.1%
Corticeira Amorim SGPS	89,473	1,191,272
CTT-Correios de Portugal	293,209	1,083,309
Mota-Engil	283,116	1,229,705
Sonae Industria SGPS *	151,039	552,929
Teixeira Duarte	2,051,047	688,903
		4,746,118

The accompanying notes are an integral part of the financial statements.

48

Schedule of Investments	April 30, 2018 (Unaudited)

Global X MSCI Portugal ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Oil & Gas — 23.0%
Galp Energia	566,095	$10,885,127
Telecommunications — 2.8%
Pharol SGPS * (D)	2,255,373	742,544
Sonaecom	205,461	556,052
		1,298,596
Utilities — 31.9%
EDP Renovaveis	232,257	2,233,672
Energias de Portugal (D)	2,977,220	11,064,577
REN - Redes Energeticas Nacionais	568,121	1,792,881
		15,091,130
TOTAL PORTUGAL		45,750,581
TOTAL COMMON STOCK
(Cost $46,995,830)		46,598,588

SHORT-TERM INVESTMENT(E) (F) — 1.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.620%
(Cost $744,128)	744,128	744,128

REPURCHASE AGREEMENTS(E) — 14.1%
Chase Securities
1.650%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $1,912,944 (collateralized by U.S. Treasury Obligations, ranging in par value $364,335 - $907,609, 1.875%, 1/31/2022, with a total market value of $2,001,733)	$1,912,856	1,912,856
Royal Bank of Canada
1.670%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $4,749,118 (collateralized by U.S. Treasury Obligations, ranging in par value $502,196 - $849,340, 1.625%, 5/15/2026, with a total market value of $5,310,483)	4,748,897	4,748,897

TOTAL REPURCHASE AGREEMENTS
(Cost $6,661,753)		6,661,753
TOTAL INVESTMENTS — 114.3%
(Cost $54,401,711)		$54,004,469

Percentages are based on Net Assets of $47,233,043.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2018 was $670 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2018, was $670 and represents 0.0% of net assets.
(D)	This security or a partial position of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $7,076,913.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2018, was $7,405,881.

The accompanying notes are an integral part of the financial statements.

49

Schedule of Investments	April 30, 2018 (Unaudited)

Global X MSCI Portugal ETF

(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2018.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$46,597,918	$—	$670	$46,598,588
Short-Term Investment	744,128	—	—	744,128
Repurchase Agreements	—	6,661,753	—	6,661,753
Total Investments in Securities	$47,342,046	$6,661,753	$670	$54,004,469

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

50

Schedule of Investments	April 30, 2018 (Unaudited)

Global X MSCI Pakistan ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.7%
PAKISTAN— 100.7%
Basic Materials — 14.3%
Engro	1,375,490	$3,719,310
Engro Fertilizers	2,744,300	1,713,733
Fauji Fertilizer	2,887,700	2,492,662
Fauji Fertilizer Bin Qasim	1,719,600	651,564
International Steels	551,800	556,240
		9,133,509
Consumer Goods — 7.0%
Honda Atlas Cars Pakistan	145,850	607,656
Indus Motor	93,190	1,454,359
Nishat Mills	1,047,100	1,322,986
Pak Elektron	1,281,600	501,684
PAK Suzuki Motor	136,750	569,624
		4,456,309
Financials — 30.7%
Askari Bank	1,525,800	304,051
Bank Al Habib	4,695,400	3,002,830
Bank Alfalah	2,927,700	1,314,007
Habib Bank	3,121,950	5,259,529
MCB Bank	2,256,740	4,078,222
National Bank of Pakistan *	2,559,700	1,123,149
United Bank	2,581,090	4,491,280
		19,573,068
Health Care — 2.6%
Ferozsons Laboratories	87,630	183,790
Searle	478,614	1,473,818
		1,657,608
Industrials — 14.3%
DG Khan Cement	1,142,660	1,435,913
Fauji Cement	3,749,100	914,486
Kohat Cement	178,400	228,816
Lucky Cement	559,710	3,202,218

The accompanying notes are an integral part of the financial statements.

51

Schedule of Investments	April 30, 2018 (Unaudited)

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Maple Leaf Cement Factory	1,612,299	$964,840
Millat Tractors	115,280	1,309,376
Packages	189,130	854,759
Pakistan International Bulk Terminal *	2,152,942	326,192
		9,236,600
Oil & Gas — 23.4%
National Refinery	148,700	525,166
Oil & Gas Development	3,403,940	4,910,781
Pakistan Oilfields	499,720	2,937,395
Pakistan Petroleum	2,071,700	3,841,348
Pakistan State Oil	947,152	2,781,055
		14,995,745
Utilities — 8.4%
Hub Power	3,328,142	2,967,884
K-Electric *	10,144,300	588,979
Kot Addu Power	1,679,500	871,212
SUI Northern Gas Pipeline	987,000	971,371
		5,399,446
TOTAL INVESTMENTS — 100.7%
(Cost $72,129,248)		$64,452,285

Percentages are based on Net Assets of $63,990,785.

*	Non-income producing security.

As of April 30, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

52

Statements of Assets and Liabilities
April 30, 2018 (Unaudited)

	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF
Assets:
Cost of Investments	$333,202,441	$1,924,914	$49,683,325	$3,594,149
Cost of Repurchase Agreement	3,287,398	—	—	—
Cost of Foreign Currency	123,454	5	3	7
Investments, at Value	$362,875,193 *	$1,861,872	$59,054,114	$3,026,640
Repurchase Agreement, at Value	3,287,398	—	—	—
Cash	2,150	700	33,467	1,711
Foreign Currency, at Value	123,453	5	3	7
Receivable for Investment Securities Sold	30,443,606	135,405	3,674,827	290,998
Unrealized Appreciation on Spot Contracts	133,879	—	—	—
Dividend and Interest Receivable	16,300	—	47,339	—
Total Assets	396,881,979	1,997,982	62,809,750	3,319,356
Liabilities:
Obligation to Return Securities Lending Collateral	3,654,606	—	—	—
Payable for Investment Securities Purchased	32,406,013	133,304	3,675,888	281,921
Payable due to Investment Adviser	187,824	965	30,883	1,936
Unrealized Depreciation on Spot Contracts	133,896	—	—	—
Total Liabilities	36,382,339	134,269	3,706,771	283,857
Net Assets	$360,499,640	$1,863,713	$59,102,979	$3,035,499
Net Assets Consist of:
Paid-in Capital	$374,677,174	$3,191,064	$53,491,967	$6,028,073
Undistributed (Distributions in Excess of) Net Investment Income	(289,136)	5,239	(42,321)	(42,638)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(43,561,128)	(1,269,548)	(3,717,449)	(2,382,428)
Net Unrealized Appreciation (Depreciation) on Investments	29,672,752	(63,042)	9,370,789	(567,509)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(22)	—	(7)	1
Net Assets	$360,499,640	$1,863,713	$59,102,979	$3,035,499
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	19,650,000	150,000	3,150,000	200,000
Net Asset Value, Offering and Redemption Price Per Share	$18.35	$12.42	$18.76	$15.18
*Includes Market Value of Securities on Loan	$3,411,243	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

53

Statements of Assets and Liabilities
April 30, 2018 (Unaudited)

	Global X China Materials ETF	Global X NASDAQ China Technology ETF	Global X FTSE Southeast Asia ETF	Global X MSCI Colombia ETF
Assets:
Cost of Investments	$5,009,687	$28,522,359	$18,620,082	$104,549,257
Cost of Repurchase Agreement	—	—	—	8,482,834
Cost of Foreign Currency	8	5	52,358	723,958
Investments, at Value	$5,304,887	$32,056,118	$21,152,228	$119,685,681	*
Repurchase Agreement, at Value	—	—	—	8,482,834
Cash	2,525	59,212	—	—
Foreign Currency, at Value	8	5	52,381	723,964
Receivable for Investment Securities Sold	570,899	—	28,428	1,762,269
Dividend and Interest Receivable	2,047	—	56,108	104,976
Total Assets	5,880,366	32,115,335	21,289,145	130,759,724
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	—	9,430,380
Payable for Investment Securities Purchased	555,841	—	28,374	722,589
Payable due to Investment Adviser	2,797	17,803	11,294	55,911
Cash Overdraft	—	27,312	15,423	1,501,206
Payable due to Custodian	—	—	—	19,163
Total Liabilities	558,638	45,115	55,091	11,729,249
Net Assets	$5,321,728	$32,070,220	$21,234,054	$119,030,475
Net Assets Consist of:
Paid-in Capital	$6,428,064	$31,932,467	$24,115,210	$188,361,364
Undistributed (Distributions in Excess of) Net Investment Income	(9,138)	(595,622)	152,164	605,540
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(1,392,398)	(2,800,384)	(5,565,470)	(85,073,675)
Net Unrealized Appreciation (Depreciation) on Investments	295,200	3,533,759	2,532,146	15,136,424
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	—	—	4	822
Net Assets	$5,321,728	$32,070,220	$21,234,054	$119,030,475
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	249,971	1,100,000	1,200,000	10,780,000
Net Asset Value, Offering and Redemption Price Per Share	$21.29	$29.15	$17.70	$11.04
*Includes Market Value of Securities on Loan	$—	$—	$—	$9,273,909

The accompanying notes are an integral part of the financial statements.

54

Statements of Assets and Liabilities
April 30, 2018 (Unaudited)

	Global X MSCI Argentina ETF	Global X MSCI Greece ETF	Global X MSCI Norway ETF		Global X FTSE Nordic Region ETF
Assets:
Cost of Investments	$171,784,000	$420,490,833	$157,493,037		$32,813,832
Cost of Repurchase Agreement	—	13,924,955	1,034,495		—
Cost of Foreign Currency	33,365	—	84,320		—
Investments, at Value	$198,257,993	$481,297,454 *	$166,203,883	*	$32,414,204
Repurchase Agreement, at Value	—	13,924,955	1,034,495		—
Cash	377,908	894,675	316,690		—
Foreign Currency, at Value	33,361	—	84,320		—
Unrealized Appreciation on Spot Contracts	33,093	—	—		—
Reclaim Receivable	3,398	—	—		741,251
Dividend and Interest Receivable	—	66,905	1,087,047		164,821
Total Assets	198,705,753	496,183,989	168,726,435		33,320,276
Liabilities:
Obligation to Return Securities Lending Collateral	—	15,480,395	1,150,050		—
Payable due to Investment Adviser	101,872	205,543	65,422		13,444
Unrealized Depreciation on Spot Contracts	33,093	—	79		—
Payable for Investment Securities Purchased	32	—	1,137,311		—
Cash Overdraft	—	—	—		781,523
Payable due to Custodian	45	64,136	—		—
Total Liabilities	135,042	15,750,074	2,352,862		794,967
Net Assets	$198,570,711	$480,433,915	$166,373,573		$32,525,309
Net Assets Consist of:
Paid-in Capital	$155,729,163	$604,888,860	$180,671,443		$36,879,485
Undistributed (Distributions in Excess of) Net Investment Income	330,775	(2,325,649)	1,821,217		421,623
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	16,036,645	(182,936,527)	(24,831,296)		(4,298,323)
Net Unrealized Appreciation (Depreciation) on Investments	26,473,993	60,806,621	8,710,846		(399,628)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	135	610	1,363		(77,848)
Net Assets	$198,570,711	$480,433,915	$166,373,573		$32,525,309
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	5,674,975	44,850,000	11,650,000		1,460,000
Net Asset Value, Offering and Redemption Price Per Share	$34.99	$10.71	$14.28		$22.28
*Includes Market Value of Securities on Loan	$—	$15,274,458	$1,082,325		$—

The accompanying notes are an integral part of the financial statements.

55

Statements of Assets and Liabilities
April 30, 2018 (Unaudited)

	Global X MSCI Nigeria ETF	Global X Next Emerging & Frontier ETF	Global X MSCI Portugal ETF	Global X MSCI Pakistan ETF
Assets:
Cost of Investments	$65,256,624	$16,916,059	$47,739,958	$72,129,248
Cost of Repurchase Agreement	—	—	6,661,753	—
Cost of Foreign Currency	952,625	18,437	14,631	536,688
Investments, at Value	$81,379,162	$17,913,814	$47,342,716 *	$64,452,285
Repurchase Agreement, at Value	—	—	6,661,753	—
Cash	—	34,317	—	—
Foreign Currency, at Value	952,914	18,464	14,631	536,688
Receivable for Investment Securities Sold	498,594	—	160,696	—
Dividend and Interest Receivable	418,936	21,246	529,130	235,571
Unrealized Appreciation on Spot Contracts	191	10,414	—	—
Reclaim Receivable	135	3,188	—	—
Total Assets	83,249,932	18,001,443	54,708,926	65,224,544
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	7,405,881	—
Cash Overdraft	5,702,188	—	44,208	608,746
Payable due to Investment Adviser	42,714	7,332	22,357	36,473
Unrealized Depreciation on Spot Contracts	191	10,396	—	—
Payable due to Custodian	53,931	3,171	3,437	34,412
Accrued Foreign Capital Gains Tax on Appreciated Securities	—	2,197	—	554,128
Total Liabilities	5,799,024	23,096	7,475,882	1,233,759
Net Assets	$77,450,908	$17,978,347	$47,233,043	$63,990,785
Net Assets Consist of:
Paid-in Capital	$81,086,838	$38,410,377	$54,976,495	$76,297,366
Undistributed Net Investment Income	1,801,382	215,562	72,494	738,780
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(21,560,760)	(21,643,750)	(7,423,365)	(4,814,199)
Net Unrealized Appreciation (Depreciation) on Investments	16,122,538	997,755	(397,242)	(7,676,963)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	910	600	4,661	(71)
Accumulated Foreign Capital Gains Tax on Appreciated Securities	—	(2,197)	—	(554,128)
Net Assets	$77,450,908	$17,978,347	$47,233,043	$63,990,785
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,212,135	750,000	3,750,000	5,000,000
Net Asset Value, Offering and Redemption Price Per Share	$24.11	$23.97	$12.60	$12.80
*Includes Market Value of Securities on Loan	$—	$—	$7,076,913	$—

The accompanying notes are an integral part of the financial statements.

56

Statements of Operations
For the period ended April 30, 2018 (Unaudited)

	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF
Investment Income:
Dividend Income	$501,433	$10,932	$176,309	$2,033
Interest Income	748	32	336	25
Security Lending Income	83,752	—	—	—
Less: Foreign Taxes Withheld	(9,580)	—	—	(71)
Total Investment Income	576,353	10,964	176,645	1,987
Supervision and Administration Fees(1)	862,573	5,672	178,738	12,333
Custodian Fees	37	52	1	29
Total Expenses	862,610	5,724	178,739	12,362
Net Expenses	862,610	5,724	178,739	12,362
Net Investment Income (Loss)	(286,257)	5,240	(2,094)	(10,375)
Net Realized Gain on:
Investments(2)	509,863	(101,154)	515,632	(124,342)
Foreign Currency Transactions	86	18	174	12
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	509,949	(101,136)	515,806	(124,330)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	4,319,082	267,869	3,003,758	(17,019)
Foreign Currency Translations	(21)	—	(25)	(9)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	4,319,061	267,869	3,003,733	(17,028)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	4,829,010	166,733	3,519,539	(141,358)
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,542,753	$171,973	$3,517,445	$(151,733)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

57

Statements of Operations
For the period ended April 30, 2018 (Unaudited)

	Global X China Materials ETF	Global X NASDAQ China Technology ETF	Global X FTSE Southeast Asia ETF	Global X MSCI Colombia ETF
Investment Income:
Dividend Income	$8,380	$42,469	$272,380	$1,402,083
Interest Income	42	258	151	1,525
Security Lending Income	—	—	—	12,969
Less: Foreign Taxes Withheld	—	—	(17,583)	(35,770)
Total Investment Income	8,422	42,727	254,948	1,380,807
Supervision and Administration Fees(1)	17,366	97,057	60,381	326,177
Custodian Fees	193	14	41	41,025
Total Expenses	17,559	97,071	60,422	367,202
Waiver of Supervision and Administration Fees	–	–	–	(61,948)
Net Expenses	17,559	97,071	60,422	305,254
Net Investment Income (Loss)	(9,137)	(54,344)	194,526	1,075,553
Net Realized Gain on:
Investments(2)	77,510	197,188	(80,105)	(841,492)
Foreign Currency Transactions	68	58	(890)	89,688
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	77,578	197,246	(80,995)	(751,804)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(84,818)	(955,463)	1,970,863	14,707,380
Foreign Currency Translations	3	—	65	978
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(84,815)	(955,463)	1,970,928	14,708,358
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(7,237)	(758,217)	1,889,933	13,956,554
Net Increase (Decrease) in Net Assets Resulting from Operations	$(16,374)	$(812,561)	$2,084,459	$15,032,107

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

58

Statements of Operations
For the period ended April 30, 2018 (Unaudited)

	Global X MSCI Argentina ETF	Global X MSCI Greece ETF	Global X MSCI Norway ETF	Global X FTSE Nordic Region ETF
Investment Income:
Dividend Income	$1,898,440	$3,436,597	$3,125,140	$979,321
Interest Income	5,519	4,022	1,117	52
Security Lending Income	—	102,154	171,496	25,902
Less: Foreign Taxes Withheld	(81,952)	(578,979)	(638,589)	(151,632)
Total Investment Income	1,822,007	2,963,794	2,659,164	853,643
Supervision and Administration Fees(1)	735,937	1,145,057	379,742	84,106
Custodian Fees	12,799	72,867	916	11,925
Overdraft Fees	—	20	—	—
Total Expenses	748,736	1,217,944	380,658	96,031
Waiver of Supervision and Administration Fees	(105,611)	–	–	–
Net Expenses	643,125	1,217,944	380,658	96,031
Net Investment Income	1,178,882	1,745,850	2,278,506	757,612
Net Realized Gain on:
Investments(2)	21,489,553	12,550,945	6,685,943	381,497
Foreign Currency Transactions	6,360	37,675	8,659	10,828
Net Realized Gain on Investments and Foreign Currency Transactions	21,495,913	12,588,620	6,694,602	392,325
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,700,499)	44,221,203	2,882,559	(2,333,218)
Foreign Currency Translations	217	600	2,946	(17,652)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(4,700,282)	44,221,803	2,885,505	(2,350,870)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	16,795,631	56,810,423	9,580,107	(1,958,545)
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,974,513	$58,556,273	$11,858,613	$(1,200,933)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

59

Statements of Operations
For the period ended April 30, 2018 (Unaudited)

	Global X MSCI Nigeria ETF	Global X Next Emerging & Frontier ETF	Global X MSCI Portugal ETF	Global X MSCI Pakistan ETF
Investment Income:
Dividend Income	$2,362,168	$258,684	$731,898	$1,597,584
Interest Income	8,146	57,304	325	1,212
Security Lending Income	—	—	7,279	—
Less: Foreign Taxes Withheld	(233,059)	(24,898)	(109,785)	(228,778)
Total Investment Income	2,137,255	291,090	629,717	1,370,018
Supervision and Administration Fees(1)	262,521	42,381	146,143	204,294
Custodian Fees	73,352	5,192	5,630	55,844
Total Expenses	335,873	47,573	151,773	260,138
Net Expenses	335,873	47,573	151,773	260,138
Net Investment Income	1,801,382	243,517	477,944	1,109,880
Net Realized Gain (Loss) on:
Investments(2)	(3,662,580)	(58,617)	3,557,294	(3,878,535)
Foreign Currency Transactions	(72,976)	(1,032)	11,861	(72,264)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(3,735,556)	(59,649)	3,569,155	(3,950,799)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	10,821,602	544,969	(2,409,753)	4,236,122
Foreign Capital Gains Tax on Appreciated Securities	—	(790)	—	(449,721)
Foreign Currency Translations	853	(257)	2,269	(284)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	10,822,455	543,922	(2,407,484)	3,786,117
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	7,086,899	484,273	1,161,671	(164,682)
Net Increase in Net Assets Resulting from Operations	$8,888,281	$727,790	$1,639,615	$945,198

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

60

Statements of Changes in Net Assets

	Global X China Consumer ETF		Global X China Energy ETF
	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income (Loss)	$(286,257)	$1,512,926	$5,240	$61,815
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	509,949	(2,028,700)	(101,136)	(155,604)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	4,319,061	37,454,170	267,869	296,238
Net Increase in Net Assets Resulting from Operations	4,542,753	36,938,396	171,973	202,449
Dividends and Distributions from:
Net Investment Income	(1,451,475)	(998,941)	(61,751)	(32,233)
Total Dividends and Distributions	(1,451,475)	(998,941)	(61,751)	(32,233)
Capital Share Transactions:
Issued	213,977,955	59,493,386	—	—
Redeemed	(12,619,170)	(12,405,900)	—	—
Increase in Net Assets from Capital Share Transactions	201,358,785	47,087,486	—	—
Total Increase in Net Assets	204,450,063	83,026,941	110,222	170,216
Net Assets:
Beginning of Period	156,049,577	73,022,636	1,753,491	1,583,275
End of Period	$360,499,640	$156,049,577	$1,863,713	$1,753,491
Undistributed (Distributions in Excess of) Net Investment Income	$(289,136)	$1,448,596	$5,239	$61,750
Share Transactions:
Issued	11,400,000	3,800,000	—	—
Redeemed	(700,000)	(950,000)	—	—
Net Increase in Shares Outstanding from Share Transactions	10,700,000	2,850,000	—	—

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

61

Statements of Changes in Net Assets

	Global X China Financials ETF		Global X China Industrials ETF
	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income (Loss)	$(2,094)	$918,762	$(10,375)	$62,777
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	515,806	(153,881)	(124,330)	(4,149)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	3,003,733	9,449,183	(17,028)	934,589
Net Increase (Decrease) in Net Assets Resulting from Operations	3,517,445	10,214,064	(151,733)	993,217
Dividends and Distributions from:
Net Investment Income	(957,793)	(528,238)	(86,463)	(59,685)
Total Dividends and Distributions	(957,793)	(528,238)	(86,463)	(59,685)
Capital Share Transactions:
Issued	7,190,921	13,671,514	—	—
Redeemed	(898,913)	(1,394,630)	(741,324)	(688,805)
Increase (Decrease) in Net Assets from Capital Share Transactions	6,292,008	12,276,884	(741,324)	(688,805)
Total Increase (Decrease) in Net Assets	8,851,660	21,962,710	(979,520)	244,727
Net Assets:
Beginning of Period	50,251,319	28,288,609	4,015,019	3,770,292
End of Period	$59,102,979	$50,251,319	$3,035,499	$4,015,019
Undistributed (Distributions in Excess of) Net Investment Income	$(42,321)	$917,566	$(42,638)	$54,165
Share Transactions:
Issued	350,000	900,000	—	—
Redeemed	(50,000)	(100,000)	(50,000)	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	300,000	800,000	(50,000)	(50,000)

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements)

The accompanying notes are an integral part of the financial statements.

62

Statements of Changes in Net Assets

	Global X China Materials ETF		Global X NASDAQ China Technology ETF
	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income (Loss)	$(9,137)	$59,219	$(54,344)	$156,714
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	77,578	(222,948)	197,246	(291,327)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(84,815)	1,197,073	(955,463)	4,011,282
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,374)	1,033,344	(812,561)	3,876,669
Dividends and Distributions from:
Net Investment Income	(58,997)	(16,197)	(578,519)	(528,298)
Total Dividends and Distributions	(58,997)	(16,197)	(578,519)	(528,298)
Capital Share Transactions:
Issued	—	3,862,280	15,927,282	4,112,680
Redeemed	—	(823,898)	(1,473,001)	(2,394,276)
Increase in Net Assets from Capital Share Transactions	—	3,038,382	14,454,281	1,718,404
Total Increase (Decrease) in Net Assets	(75,371)	4,055,529	13,063,201	5,066,775
Net Assets:
Beginning of Period	5,397,099	1,341,570	19,007,019	13,940,244
End of Period	$5,321,728	$5,397,099	$32,070,220	$19,007,019
Undistributed (Distributions in Excess of) Net Investment Income	$(9,138)	$58,996	$(595,622)	$37,241
Share Transactions:
Issued	—	200,000	500,000	150,000
Redeemed	—	(50,000)	(50,000)	(100,000)
Net Increase in Shares Outstanding from Share Transactions	—	150,000	450,000	50,000

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

63

Statements of Changes in Net Assets

	Global X FTSE Southeast Asia ETF		Global X MSCI Colombia ETF
	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income	$194,526	$269,285	$1,075,553	$1,702,871
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(80,995)	(364,249)	(751,804)	(9,509,560)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,970,928	2,135,876	14,708,358	11,274,573
Net Increase in Net Assets Resulting from Operations	2,084,459	2,040,912	15,032,107	3,467,884
Dividends and Distributions from:
Net Investment Income	(284,000)	(284,922)	(1,748,612)	(1,265,662)
Total Dividends and Distributions	(284,000)	(284,922)	(1,748,612)	(1,265,662)
Capital Share Transactions:
Issued	5,113,777	1,545,296	26,774,998	23,943,306
Redeemed	—	(1,330,835)	(14,012,387)	(21,921,654)
Increase in Net Assets from Capital Share Transactions	5,113,777	214,461	12,762,611	2,021,652
Total Increase in Net Assets	6,914,236	1,970,451	26,046,106	4,223,874
Net Assets:
Beginning of Period	14,319,818	12,349,367	92,984,369	88,760,495
End of Period	$21,234,054	$14,319,818	$119,030,475	$92,984,369
Undistributed Net Investment Income	$152,164	$241,638	$605,540	$1,219,909
Share Transactions:
Issued	300,000	100,000	2,400,000	2,450,000
Redeemed	—	(100,000)	(1,350,000)	(2,350,000)
Net Increase in Shares Outstanding from Share Transactions	300,000	—	1,050,000	100,000

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

64

Statements of Changes in Net Assets

	Global X MSCI Argentina ETF		Global X MSCI Greece ETF
	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income	$1,178,882	$327,973	$1,745,850	$5,618,988
Net Realized Gain on Investments and Foreign Currency Transactions(1)	21,495,913	15,389,828	12,588,620	12,524,784
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(4,700,282)	21,713,526	44,221,803	53,234,048
Net Increase in Net Assets Resulting from Operations	17,974,513	37,431,327	58,556,273	71,377,820
Dividends and Distributions from:
Net Investment Income	(1,050,485)	(308,816)	(8,523,662)	(5,196,758)
Total Dividends and Distributions	(1,050,485)	(308,816)	(8,523,662)	(5,196,758)
Capital Share Transactions:
Issued	43,450,069	107,177,896	128,012,719	116,402,043
Redeemed	(45,271,093)	(51,434,300)	(47,399,888)	(78,355,928)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,821,024)	55,743,596	80,612,831	38,046,115
Total Increase in Net Assets	15,103,004	92,866,107	130,645,442	104,227,177
Net Assets:
Beginning of Period	183,467,707	90,601,600	349,788,473	245,561,296
End of Period	$198,570,711	$183,467,707	$480,433,915	$349,788,473
Undistributed (Distributions in Excess of) Net Investment Income	$330,775	$202,378	$(2,325,649)	$4,452,163
Share Transactions:
Issued	1,200,000	3,700,000	12,100,000	12,400,000
Redeemed	(1,250,000)	(1,800,000)	(4,850,000)	(8,200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	1,900,000	7,250,000	4,200,000

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

65

Statements of Changes in Net Assets

	Global X MSCI Norway ETF		Global X FTSE Nordic Region ETF
	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income	$2,278,506	$4,268,678	$757,612	$845,183
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	6,694,602	(102,095)	392,325	442,834
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	2,885,505	23,368,488	(2,350,870)	7,088,681
Net Increase (Decrease) in Net Assets Resulting from Operations	11,858,613	27,535,071	(1,200,933)	8,376,698
Dividends and Distributions from:
Net Investment Income	(4,071,466)	(3,382,974)	(1,206,770)	(1,335,962)
Total Dividends and Distributions	(4,071,466)	(3,382,974)	(1,206,770)	(1,335,962)
Capital Share Transactions:
Issued	25,934,212	67,394,304	—	3,497,127
Redeemed	(32,083,900)	(40,807,392)	(3,530,556)	(12,972,942)
Increase (Decrease) in Net Assets from Capital Share Transactions	(6,149,688)	26,586,912	(3,530,556)	(9,475,815)
Total Increase (Decrease) in Net Assets	1,637,459	50,739,009	(5,938,259)	(2,435,079)
Net Assets:
Beginning of Period	164,736,114	113,997,105	38,463,568	40,898,647
End of Period	$166,373,573	$164,736,114	$32,525,309	$38,463,568
Undistributed Net Investment Income	$1,821,217	$3,614,177	$421,623	$743,838
Share Transactions:
Issued	1,850,000	5,150,000	—	150,000
Redeemed	(2,400,000)	(3,250,000)	(150,000)	(650,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(550,000)	1,900,000	(150,000)	(500,000)

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

66

Statements of Changes in Net Assets

	Global X MSCI Nigeria ETF			Global X Next Emerging & Frontier ETF
	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017		Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income	$1,801,382	$1,352,545		$243,517	$280,755
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(3,735,556)	(7,512,272)		(59,649)	(228,611)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	10,822,455	20,889,663		543,922	2,397,387
Net Increase in Net Assets Resulting from Operations	8,888,281	14,729,936		727,790	2,449,531
Dividends and Distributions from:
Net Investment Income	(1,360,193)	(706,374)		(288,733)	(337,103)
Total Dividends and Distributions	(1,360,193)	(706,374)		(288,733)	(337,103)
Capital Share Transactions:
Issued	20,850,022	25,280,343		1,245,356	—
Redeemed	(15,486,510)	(2,753,139)		—	(930,290)
Increase (Decrease) in Net Assets from Capital Share Transactions	5,363,512	22,527,204		1,245,356	(930,290)
Total Increase in Net Assets	12,891,600	36,550,766		1,684,413	1,182,138
Net Assets:
Beginning of Period	64,559,308	28,008,542		16,293,934	15,111,796
End of Period	$77,450,908	$64,559,308		$17,978,347	$16,293,934
Undistributed Net Investment Income	$1,801,382	$1,360,193		$215,562	$260,778
Share Transactions:
Issued	850,000	1,537,500	(2)	50,000	—
Redeemed	(650,000)	(150,365	)(2)	—	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	200,000	1,387,135		50,000	(50,000)

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).
(2)	Adjusted to reflect the effect of a 1 for 4 reverse share split on March 16, 2017. (See Note 9 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

67

Statements of Changes in Net Assets

	Global X MSCI Portugal ETF		Global X MSCI Pakistan ETF
	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income	$477,944	$1,187,421	$1,109,880	$1,474,017
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	3,569,155	(3,210,054)	(3,950,799)	1,841,348
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(2,407,484)	11,767,282	3,786,117	(12,088,919)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,639,615	9,744,649	945,198	(8,773,554)
Dividends and Distributions from:
Net Investment Income	(1,558,591)	(878,665)	(1,724,080)	(363,656)
Net Realized Gains	—	—	(2,559,418)	—
Total Dividends and Distributions	(1,558,591)	(878,665)	(4,283,498)	(363,656)
Capital Share Transactions:
Issued	2,410,110	36,796,138	17,614,289	69,427,851
Redeemed	(18,962,633)	(7,651,145)	(3,861,491)	(17,377,887)
Increase (Decrease) in Net Assets from Capital Share Transactions	(16,552,523)	29,144,993	13,752,798	52,049,964
Total Increase (Decrease) in Net Assets	(16,471,499)	38,010,977	10,414,498	42,912,754
Net Assets:
Beginning of Period	63,704,542	25,693,565	53,576,287	10,663,533
End of Period	$47,233,043	$63,704,542	$63,990,785	$53,576,287
Undistributed Net Investment Income	$72,494	$1,153,141	$738,780	$1,352,980
Share Transactions:
Issued	200,000	3,250,000	1,350,000	4,200,000
Redeemed	(1,550,000)	(750,000)	(300,000)	(950,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,350,000)	2,500,000	1,050,000	3,250,000

(1) Includes realized gains(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

68

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X China Consumer ETF
2018(Unaudited)	17.44	(0.02)	1.05	1.03	(0.12)	(0.12)	18.35	5.88	360,500	0.65	†	(0.22	)†	12.00
2017	11.97	0.24	5.40	5.64	(0.17)	(0.17)	17.44	47.90	156,050	0.65		1.67		34.72
2016	13.72	0.20	(1.36)	(1.16)	(0.59)	(0.59)	11.97	(8.57)	73,023	0.65		1.71		38.13
2015	13.82	0.53	(0.37)	0.16	(0.26)	(0.26)	13.72	1.34	93,951	0.65		3.86		24.57
2014	15.87	0.17	(2.07)	(1.90)	(0.15)	(0.15)	13.82	(12.09)	134,014	0.65		1.18		18.89
2013	14.00	0.16	1.88	2.04	(0.17)	(0.17)	15.87	14.66	170,554	0.65		1.11		27.76
Global X China Energy ETF
2018(Unaudited)	11.69	0.03	1.11	1.14	(0.41)	(0.41)	12.42	10.09	1,864	0.66	†	0.60	†	8.06
2017	10.56	0.41	0.93	1.34	(0.21)	(0.21)	11.69	13.13	1,753	0.65		3.82		11.85
2016	11.61	0.22	(0.94)	(0.72)	(0.33)	(0.33)	10.56	(6.11)	1,583	0.65		2.19		22.19
2015	15.03	0.22	(3.31)	(3.09)	(0.33)	(0.33)	11.61	(20.89)	1,741	0.65		1.66		15.62
2014	15.11	0.29	(0.09)	0.20	(0.28)	(0.28)	15.03	1.34	4,509	0.65		1.90		12.65
2013	13.76	0.26	1.34	1.60	(0.25)	(0.25)	15.11	11.72	4,534	0.65		1.82		24.41
Global X China Financials ETF
2018(Unaudited)	17.63	—	1.47	1.47	(0.34)	(0.34)	18.76	8.44	59,103	0.65	†	(0.01	)†	6.68
2017	13.80	0.39	3.70	4.09	(0.26)	(0.26)	17.63	30.32	50,251	0.65		2.58		19.12
2016	14.90	0.25	(0.62)	(0.37)	(0.73)	(0.73)	13.80	(2.56)	28,289	0.65		1.92		18.43
2015	13.50	0.54	1.02	1.56	(0.16)	(0.16)	14.90	11.50	57,358	0.65		3.34		15.88
2014	13.29	0.23	0.05^	0.28	(0.07)	(0.07)	13.50	2.08	48,585	0.65		1.76		6.90
2013	12.03	0.27	1.36	1.63	(0.37)	(0.37)	13.29	13.61	42,518	0.65		2.09		33.49
Global X China Industrials ETF
2018(Unaudited)	16.06	(0.04)	(0.49)	(0.53)	(0.35)	(0.35)	15.18	(3.32)	3,035	0.65	†	(0.55	)†	7.54
2017	12.57	0.24	3.45	3.69	(0.20)	(0.20)	16.06	29.88	4,015	0.65		1.68		21.53
2016	14.44	0.18	(1.71)	(1.53)	(0.34)	(0.34)	12.57	(10.60)	3,770	0.65		1.47		14.08
2015	12.93	0.21	1.40	1.61	(0.10)	(0.10)	14.44	12.49	7,222	0.65		1.38		23.87
2014	12.14	0.15	0.83	0.98	(0.19)	(0.19)	12.93	8.13	5,821	0.65		1.24		10.61
2013	11.40	0.15	0.75	0.90	(0.16)	(0.16)	12.14	7.89	4,248	0.65		1.28		19.01
Global X China Materials ETF
2018(Unaudited)	21.59	(0.04)	(0.02)	(0.06)	(0.24)	(0.24)	21.29	(0.28)	5,322	0.66	†	(0.34	)†	17.17
2017	13.42	0.38	7.95	8.33	(0.16)	(0.16)	21.59	62.79	5,397	0.65		2.19		49.80
2016	13.29	0.16	0.68	0.84	(0.71)	(0.71)	13.42	6.84	1,342	0.65		1.31		26.33
2015	14.80	0.40	(1.70)	(1.30)	(0.21)	(0.21)	13.29	(8.95)	1,329	0.65		2.39		28.59
2014	15.13	0.19	(0.27)	(0.08)	(0.25)	(0.25)	14.80	(0.57)	2,959	0.65		1.26		13.51
2013(1)	16.28	0.17	(1.05)	(0.88)	(0.27)	(0.27)	15.13	(5.63)	2,269	0.65		1.65		31.07
Global X NASDAQ China Technology ETF
2018(Unaudited)	29.24	(0.06)	0.65	0.59	(0.68)	(0.68)	29.15	1.90	32,070	0.65	†	(0.36	)†	18.52
2017	23.23	0.28	6.69	6.97	(0.96)	(0.96)	29.24	31.56	19,007	0.65		1.14		42.59
2016	22.01	0.45	0.91	1.36	(0.14)	(0.14)	23.23	6.20	13,940	0.65		2.09		42.02
2015	23.48	0.12	(1.52)	(1.40)	(0.07)	(0.07)	22.01	(5.94)	15,404	0.65		0.52		44.95
2014	20.63	0.06	2.80	2.86	(0.01)	(0.01)	23.48	13.85	22,307	0.65		0.29		64.79
2013	13.77	0.02	6.92	6.94	(0.08)	(0.08)	20.63	50.68	10,317	0.65		0.14		57.24

(1)	Per share amounts have been restated for a 1 for 2 reverse share split on May 16, 2013. See Note 9 in the Notes to Financial Statements.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

69

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††
Global X FTSE Southeast Asia ETF
2018(Unaudited)	15.91	0.18	1.88	2.06	(0.27)	—	(0.27)	17.70	13.05	21,234	0.65	†	2.09	†	4.88
2017	13.72	0.32	2.23	2.55	(0.36)	—	(0.36)	15.91	19.19	14,320	0.65		2.23		7.78
2016	13.07	0.31	0.78	1.09	(0.44)	—	(0.44)	13.72	8.75	12,349	0.65		2.40		12.94
2015	16.76	0.34	(3.61)	(3.27)	(0.42)	—	(0.42)	13.07	(19.97)	14,376	0.65		2.26		24.06
2014	17.12	0.39	(0.16)	0.23	(0.59)	—	(0.59)	16.76	1.68	29,336	0.65		2.36		8.36
2013	16.75	0.47	0.28 ^	0.75	(0.38)	—	(0.38)	17.12	4.50	49,634	0.65		2.73		24.07
Global X MSCI Colombia ETF
2018(Unaudited)	9.56	0.11	1.55	1.66	(0.18)	—	(0.18)	11.04	17.59	119,030	0.61	†@	2.16	†	22.39
2017	9.22	0.18	0.29	0.47	(0.13)	—	(0.13)	9.56	5.24	92,984	0.62	@	1.83		40.93
2016	8.79	0.16	0.39	0.55	(0.12)	—	(0.12)	9.22	6.55	88,760	0.65	@	1.82		37.60
2015	17.42	0.31	(8.53)	(8.22)	(0.41)	—	(0.41)	8.79	(47.93)	66,616	0.61	@	2.80		66.93
2014	20.55	0.40	(2.78)	(2.38)	(0.75)	—	(0.75)	17.42	(11.73)	100,688	0.66	@	2.12		47.57
2013	21.89	0.42	(1.31)	(0.89)	(0.45)	—	(0.45)	20.55	(4.21)	149,625	0.75	@	2.05		52.06
Global X MSCI Argentina ETF
2018(Unaudited)	32.05	0.19	2.92	3.11	(0.17)	—	(0.17)	34.99	9.71	198,571	0.60	†	1.10	†	16.08
2017	23.69	0.07	8.37	8.44	(0.08)	—	(0.08)	32.05	35.79	183,468	0.65	‡	0.24		24.45
2016	19.81	0.15	3.89	4.04	(0.16)	—	(0.16)	23.69	20.65	90,602	0.74		0.69		20.88
2015	21.18	0.11	(1.39)	(1.28)	(0.09)	—	(0.09)	19.81	(6.04)	15,355	0.74		0.58		26.88
2014	20.29	0.10	0.91^	1.01	(0.12)	—	(0.12)	21.18	5.03	20,652	0.74		0.49		95.29
2013(1)	16.84	0.10	3.53	3.63	(0.18)	—	(0.18)	20.29	21.73	6,595	0.74		0.57		26.52
Global X MSCI Greece ETF
2018(Unaudited)	9.30	0.04	1.59	1.63	(0.22)	—	(0.22)	10.71	17.65	480,434	0.58	†	0.84	†	5.36
2017	7.35	0.15	1.95	2.10	(0.15)	—	(0.15)	9.30	29.04	349,788	0.61		1.69		21.59
2016	10.41	0.13	(3.07)	(2.94)	(0.12)	—	(0.12)	7.35	(28.33)	245,561	0.62		1.71		76.19
2015	15.84	0.18	(5.48)	(5.30)	(0.13)	—	(0.13)	10.41	(33.66)	314,907	0.62		1.61		29.35
2014	22.60	0.08	(6.83)	(6.75)	(0.01)	—	(0.01)	15.84	(29.83)	140,201	0.62		0.38		64.19
2013	16.16	0.15	6.32	6.47	(0.02)	(0.01)	(0.03)	22.60	40.14	94,938	0.61		0.84		77.29
Global X MSCI Norway ETF
2018(Unaudited)	13.50	0.20	0.96	1.16	(0.38)	—	(0.38)	14.28	8.83	166,374	0.50	†	3.00	†	5.66
2017	11.07	0.41	2.34	2.75	(0.32)	—	(0.32)	13.50	25.53	164,736	0.50		3.41		9.53
2016	10.75	0.35	0.34	0.69	(0.37)	—	(0.37)	11.07	6.86	113,997	0.50		3.39		16.62
2015	14.82	0.34	(3.58)	(3.24)	(0.83)	—	(0.83)	10.75	(22.50)	65,024	0.50		2.76		16.05
2014	16.76	0.63	(2.18)	(1.55)	(0.39)	—	(0.39)	14.82	(9.46)	183,038	0.50		3.76		26.50
2013	15.09	0.50	1.60	2.10	(0.43)	—	(0.43)	16.76	14.21	80,465	0.50		3.23		11.01
Global X FTSE Nordic Region ETF
2018(Unaudited)	23.89	0.52	(1.30)	(0.78)	(0.83)	—	(0.83)	22.28	(3.34)	32,525	0.57	†	4.50	†	2.55
2017	19.38	0.51	4.72	5.23	(0.72)	—	(0.72)	23.89	27.97	38,464	0.55		2.37		6.79
2016	22.29	0.63	(2.91)	(2.28)	(0.63)	—	(0.63)	19.38	(10.54)	40,899	0.51		3.01		10.90
2015	24.36	0.59	(1.81)	(1.22)	(0.85)	—	(0.85)	22.29	(5.05)	52,596	0.50		2.53		7.76
2014	23.74	0.79	0.46	1.25	(0.63)	—	(0.63)	24.36	5.30	59,927	0.50		3.16		6.05
2013	18.65	0.62	4.97	5.59	(0.50)	—	(0.50)	23.74	30.54	56,015	0.50		2.92		8.95

(1)	Per share amounts have been restated for a 1 for 2 reverse share split on May 16, 2013. See Note 9 in the Notes to Financial Statements.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers
@	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.74%, 0.81%, 0.84%, 0.79%, 0.78% and 0.80% for the period ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.
‡	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.74% for the year ended October 31, 2017.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

70

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††
Global X MSCI Nigeria ETF
2018(Unaudited)	21.43	0.54	2.56	3.10	(0.42)	—	(0.42)	24.11	14.70	77,451	0.87	†	4.67	†	42.23
2017(1)	17.24	0.54	4.07	4.61	(0.42)	—	(0.42)	21.43	27.52	64,559	1.07		2.99		21.07
2016(1)	31.76	0.86	(14.16)	(13.30)	(1.22)	—	(1.22)	17.24	(43.30)	28,009	1.02@		3.80		29.61
2015(1)	52.08	1.37	(20.47)	(19.10)	(1.22)	—	(1.22)	31.76	(37.25)	24,623	0.68@		3.72		34.00
2014(1)	59.68	1.88	(8.65)	(6.77)	(0.68)	(0.15)	(0.83)	52.08	(11.55)	16,924	0.68@		3.14		54.75
2013(1) (2)	61.24	1.21	(2.77)	(1.56)	—	—	—	59.68	(2.55)	5,970	0.68@†		3.54	†	5.44
Global X Next Emerging & Frontier ETF
2018(Unaudited)	23.28	0.34	0.76	1.10	(0.41)	—	(0.41)	23.97	4.73	17,978	0.55	†	2.82	†	2.31
2017	20.15	0.40	3.21	3.61	(0.48)	—	(0.48)	23.28	18.53	16,294	0.56		1.89		7.93
2016	19.27	0.20	1.14^	1.34	(0.46)	—	(0.46)	20.15	7.33	15,112	0.56		1.13		9.35
2015	25.55	0.49	(6.37)	(5.88)	(0.40)	—	(0.40)	19.27	(23.29)	106,925	0.58		2.22		19.72
2014(3)	25.08	0.51	0.01	0.52	(0.05)	—	(0.05)	25.55	2.07	152,027	0.58	†,‡	2.00	†	24.14
Global X MSCI Portugal ETF
2018(Unaudited)	12.49	0.11	0.36	0.47	(0.36)	—	(0.36)	12.60	3.96	47,233	0.57	†	1.80	†	8.21
2017	9.88	0.36	2.65	3.01	(0.40)	—	(0.40)	12.49	31.88	63,705	0.60		3.31		25.31
2016	10.85	0.42	(0.93)	(0.51)	(0.46)	—	(0.46)	9.88	(4.86)	25,694	0.61		4.26		27.20
2015	12.65	0.30	(1.87)	(1.57)	(0.23)	—	(0.23)	10.85	(12.39)	37,449	0.61		2.68		35.26
2014(4)	15.04	0.38	(2.77)	(2.39)	—	—	—	12.65	(15.89)	36,692	0.61	†	2.58	†	53.58
Global X MSCI Pakistan ETF
2018(Unaudited)	13.56	0.24	0.09	0.33	(0.44)	(0.65)	(1.09)	12.80	2.88	63,991	0.87	†	3.69	†	17.11
2017	15.23	0.75	(1.90)	(1.15)	(0.52)	—	(0.52)	13.56	(8.25)	53,576	0.89		4.64		65.51
2016	14.17	0.58	0.90	1.48	(0.37)	(0.05)	(0.42)	15.23	10.87	10,664	0.91		4.01		21.22
2015(5)	15.28	0.35	(1.46)	(1.11)	—	—	—	14.17	(7.26)	5,667	0.90	†	4.43	†	19.31

(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on March 16, 2017 (See Note 9 in the Notes to Financial Statements).
(2)	The Fund commenced operations on April 2, 2013.
(3)	The Fund commenced operations on November 6, 2013.
(4)	The Fund commenced operations on November 12, 2013.
(5)	The Fund commenced operations on April 22, 2015.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
@	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 1.10%, 0.92%, 0.92% and 0.92% for the years and or period ended October 31, 2016, 2015, 2014, and 2013, respectively.
‡	The ratio of Expenses to Average Net Assets includes the effect of income taxes. If these expenses were excluded, the ratio would have been 0.58% for the Global X Next Emerging & Frontier ETF.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

71

Notes to Financial Statements

April 30, 2018

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2018, the Trust had eighty-four portfolios, fifty-three of which were operational. The financial statements herein and the related notes pertain to the Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Materials ETF, Global X NASDAQ China Technology ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF, Global X FTSE Nordic Region ETF, Global X FTSE Southeast Asia ETF, Global X MSCI Argentina ETF, Global X MSCI Colombia ETF, Global X MSCI Nigeria ETF, Global X MSCI Pakistan ETF, Global X MSCI Portugal ETF and Global X Next Emerging & Frontier ETF (each a “Fund”, and collectively, the “Funds”). Each Fund (except for the Global X Next Emerging & Frontier ETF) has elected non-diversification status.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds:

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ and the Nigerian Stock Exchange), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximate fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ and the Nigerian Stock Exchange, the Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations,

72

Notes to Financial Statements (continued)

April 30, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which appr- oximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disaster, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds investment adviser (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2018, there were securities that were valued using the Fair Value Procedures in the amounts of $659,218, $23,404 and $670 in Global X NASDAQ China Technology ETF, Global X MSCI Argentina ETF and Global X MSCI Portugal ETF, respectively. There were no other securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

73

Notes to Financial Statements (continued)

April 30, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the period ended April 30, 2018, there have been no significant changes to the Funds’ fair valuation methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of April 30, 2018. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Global X NASDAQ China Technology ETF

Assets	Fair Value at 4/30/18	Valuation Technique(s)	Unobservable Input	Discount Percentage
Common Stock	$659,218	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	33-80%

Global X MSCI Argentina ETF

Assets	Fair Value at 04/30/18	Valuation Technique(s)	Unobservable Input	Discount Percentage
Common Stock	$23,404	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	0.0%

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at April 30, 2018. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business.  In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements by Chase Securites and Royal Bank of Canada are held by Brown Brothers Harriman & Co. (“BBH”) and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

74

Notes to Financial Statements (continued)

April 30, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

At April 30, 2018, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Collateral Received	Net Amount(2)
Global X China Consumer ETF
Chase Securities	$943,944	$943,944	$-	$-
Royal Bank of Canada	2,343,454	2,343,454	-	-
Global X MSCI Colombia ETF
Chase Securities	2,435,761	2,435,761	-	-
Royal Bank of Canada	6,047,073	6,047,073	-	-
Global X MSCI Greece ETF
Chase Securities	3,998,412	3,998,412	-	-
Royal Bank of Canada	9,926,543	9,926,543	-	-
Global X MSCI Norway ETF
Chase Securities	297,045	297,045	-	-
Royal Bank of Canada	737,450	737,450	-	-
Global X MSCI Portugal ETF
Chase Securities	1,912,856	1,912,856	-	-
Royal Bank of Canada	4,748,897	4,748,897	-	-

(1)	As of April 30, 2018, the value of the collateral received exceeded the market value of the Funds’ holding in the repurchase agreements. Please refer to the Schedule of Investments for the market value of each Fund’s collateral.

(2)	Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

If the Funds have foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of each Fund.

The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2018, the Funds did not have a liability for any unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

75

Notes to Financial Statements (continued)

April 30, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.

CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at Net Asset Value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, the Funds’ custodian (“Custodian”), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

76

Notes to Financial Statements (continued)

April 30, 2018

	Creation Unit Shares	Creation Fee	Value at April 30, 2018	Redemption Fee
Global X China Consumer ETF	50,000	$1,600	$917,500	$1,600
Global X China Energy ETF	50,000	1,600	621,000	1,600
Global X China Financials ETF	50,000	1,600	938,000	1,600
Global X China Industrials ETF	50,000	1,600	759,000	1,600
Global X China Materials ETF	50,000	1,600	1,064,500	1,600
Global X NASDAQ China Technology ETF	50,000	1,600	1,457,500	1,600
Global X FTSE Southeast Asia ETF	50,000	2,300	885,000	2,300
Global X MSCI Colombia ETF	50,000	2,500	552,000	2,500
Global X MSCI Argentina ETF	50,000	500	1 ,749,500	500
Global X MSCI Greece ETF	50,000	1,000	535,500	1,000
Global X MSCI Norway ETF	50,000	2,300	714,000	2,300
Global X FTSE Nordic Region ETF	50,000	1,300	1,114,000	1,300
Global X MSCI Nigeria ETF	50,000	2,300	1,205,500	2,300
Global X Next Emerging & Frontier ETF	50,000	9,500	1,198,500	9,500
Global X MSCI Portugal ETF	50,000	1,000	630,000	1,000
Global X MSCI Pakistan ETF	50,000	3,800	640,000	3,800

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For the Adviser’s services to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund) (the “Supervision and Administration Fee”).

In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions and other transaction expenses, interest expenses, acquired fund fees and extraordinary expenses (such as litigation and indemnification expenses). In addition, the Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X MSCI Nigeria ETF, Global X Next Emerging & Frontier ETF, Global X MSCI Portugal ETF and Global X MSCI Pakistan ETF pay custodial fess that are not covered by the Supervision and Administration Agreement. Pursuant to an agreement with the Custodian, the Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X MSCI Nigeria ETF, Global X Next Emerging & Frontier ETF, Global X MSCI Portugal ETF and Global X MSCI Pakistan ETF may pay up to 0.16%, 0.01%, 0.07%, 0.42%, 0.07%, 0.06% and 0.23%, respectively, in custody fees (in addition to the Supervision and Administration Fee).

77

Notes to Financial Statements (continued)

April 30, 2018

Supervision and Administration Fee
Global X China Consumer ETF	0.65%
Global X China Energy ETF	0.65%
Global X China Financials ETF	0.65%
Global X China Industrials ETF	0.65%
Global X China Materials ETF	0.65%
Global X NASDAQ China Technology ETF	0.65%
Global X FTSE Southeast Asia ETF	0.65%
Global X MSCI Colombia ETF*	0.61%
Global X MSCI Argentina ETF**	0.59%
Global X MSCI Greece ETF	0.55%
Global X MSCI Norway ETF	0.50%
Global X FTSE Nordic Region ETF	0.50%
Global X MSCI Nigeria ETF***	0.68%
Global X Next Emerging & Frontier ETF	0.49%
Global X MSCI Portugal ETF	0.55%
Global X MSCI Pakistan ETF	0.68%

*Pursuant to an expense limitation agreement in existence between the Global X MSCI Colombia ETF (the “Fund”) and the Adviser prior to March 1, 2018, the Adviser agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.61% of the Fund’s average daily net assets per year until at least March 1, 2018. Pursuant to the expense limitation agreement, the Fund (at a later date) could reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser would not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board had approved such reimbursement to the Adviser. Although the Board voted on December 19, 2017, to permanently reduce the Fund’s fees to 0.61% and end the expense limitation agreement as of March 1, 2018, prior waived or reimbursed fees are still subject to recoupment. As of April 30, 2018, the amounts of waivers/reimbursements subject to recoupment for Global X MSCI Colombia ETF were $61,948 (expiring 2021), $178,804 (expiring 2020), $145,757 (expiring 2019), and $65,395 (expiring 2018). As of April 30, 2018, there had been no recoupment of previously waived and reimbursed fees.

**Pursuant to an expense limitation agreement in existence between the Global X MSCI Argentina ETF (the “Fund”) and the Adviser prior to March 1, 2018, the Adviser agreed to waive or reimburse fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) would not exceed 0.59% of the Fund’s average daily net assets per year until at least May 1, 2018. Pursuant to the expense limitation agreement, the Fund (at a later date) could reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser would not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.59% during the period in which it is paid and the Board had approved such reimbursement to the Adviser. Although the Board voted on December 19, 2017, to permanently reduce the Fund’s fees to 0.59% and end the expense limitation agreement as of March 1, 2018, prior waived or reimbursed fees are still subject to recoupment. As of April 30, 2018,

78

Notes to Financial Statements (continued)

April 30, 2018

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

the amounts of waivers/reimbursements subject to recoupment for Global X MSCI Argentina ETF were $105,611 (expiring 2021) and $123,845 (expiring 2020). As of April 30, 2018, there had been no recoupment of previously waived and reimbursed fees.

***Effective March 1, 2016, the Adviser discontinued an expense limitation agreement that had been in place with respect to the Global X MSCI Nigeria ETF. As of April 30, 2018, the amounts of waivers/reimbursements subject to recoupment for Global X MSCI Nigeria ETF were $15,742 (expiring 2019) and $35,115 (expiring 2018). As of April 30, 2018, there had been no recoupment of previously waived and reimbursed fees.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAVs; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a Distribution Agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as transfer agent and custodian of certain Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of each Fund, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

79

Notes to Financial Statements (continued)

April 30, 2018

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2018, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities, were:

	Purchases	Sales and Maturities
Global X China Consumer ETF	$32,704,350	$32,605,650
Global X China Energy ETF	142,584	199,178
Global X China Financials ETF	3,722,498	4,667,236
Global X China Industrials ETF	281,921	377,556
Global X China Materials ETF	928,147	957,852
Global X NASDAQ China Technology ETF	5,461,727	6,281,789
Global X FTSE Southeast Asia ETF	1,913,353	908,776
Global X MSCI Colombia ETF	30,602,498	22,650,408
Global X MSCI Argentina ETF	34,773,441	34,243,593
Global X MSCI Greece ETF	22,580,013	28,713,892
Global X MSCI Norway ETF	8,731,311	10,384,158
Global X FTSE Nordic Region ETF	870,339	1,426,392
Global X MSCI Nigeria ETF	37,817,746	32,071,586
Global X Next Emerging & Frontier ETF	557,217	401,226
Global X MSCI Portugal ETF	4,406,166	6,096,766
Global X MSCI Pakistan ETF	20,868,709	10,289,151

During the period ended April 30, 2018, there were no purchases or sales of long-term U.S. Government securities for the Funds.

80

Notes to Financial Statements (continued)

April 30, 2018

4. INVESTMENT TRANSACTIONS (continued)

For the period ended April 30, 2018, in-kind transactions associated with creations and redemptions were:

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X China Consumer ETF	$214,112,683	$12,626,267	$4,740,021
Global X China Energy ETF	-	-	-
Global X China Financials ETF	7,196,907	899,821	199,248
Global X China Industrials ETF	-	742,914	(24,699)
Global X China Materials ETF	-	-	-
Global X NASDAQ China Technology ETF	15,894,939	1,464,808	630,401
Global X FTSE Southeast Asia ETF	3,967,944	-	-
Global X MSCI Colombia ETF	8,014,605	3,816,605	1,033,447
Global X MSCI Argentina ETF	41,178,534	43,368,416	19,608,885
Global X MSCI Greece ETF	127,966,319	47,457,977	12,954,525
Global X MSCI Norway ETF	25,853,202	31,986,388	8,116,511
Global X FTSE Nordic Region ETF	-	3,528,768	588,216
Global X MSCI Nigeria ETF	-	-	-
Global X Next Emerging & Frontier ETF	966,426	-	-
Global X MSCI Portugal ETF	2,408,194	18,940,491	3,466,036
Global X MSCI Pakistan ETF	-	-	-

For the year ended October 31, 2017, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X China Consumer ETF	$59,418,280	$12,389,046	$1,868,852
Global X China Financials ETF	13,636,459	1,395,729	100,070
Global X China Industrials ETF	-	685,305	55,110
Global X China Materials ETF	3,783,954	822,939	105,132
Global X NASDAQ China Technology ETF	4,096,896	2,363,171	597,429
Global X FTSE Southeast Asia ETF	1,203,176	1,030,597	(95,948)
Global X MSCI Colombia ETF	7,104,849	6,100,974	853,890
Global X MSCI Argentina ETF	104,228,654	50,146,596	17,011,676
Global X MSCI Greece ETF	115,144,814	77,641,139	24,189,607
Global X MSCI Norway ETF	67,332,225	40,587,472	9,009,777
Global X FTSE Nordic Region ETF	3,499,734	12,958,926	983,586
Global X Next Emerging & Frontier ETF	-	721,337	4,312
Global X MSCI Portugal ETF	36,748,356	7,652,313	835,739

81

Notes to Financial Statements (continued)

April 30, 2018

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the periods ended October 31, 2017 and 2016 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X China Consumer ETF
2017	$998,941	$–	$–	$998,941
2016	4,048,651	–	–	4,048,651
Global X China Energy ETF
2017	$32,233	$–	$–	$32,233
2016	49,338	–	–	49,338
Global X China Financials ETF
2017	$528,238	$–	$–	$528,238
2016	2,772,013	–	–	2,772,013
Global X China Industrials ETF
2017	$59,685	$–	$–	$59,685
2016	103,249	–	–	103,249
Global X China Materials ETF
2017	$16,197	$–	$–	$16,197
2016	70,832	–	–	70,832
Global X NASDAQ China Technology ETF
2017	$528,298	$–	$–	$528,298
2016	100,894	–	–	100,894
Global X FTSE Southeast Asia ETF
2017	$284,922	$–	$–	$284,922
2016	486,151	–	–	486,151
Global X MSCI Colombia ETF
2017	$1,265,662	$–	$–	$1,265,662
2016	948,793	–	–	948,793
Global X MSCI Argentina ETF
2017	$308,816	$–	$–	$308,816
2016	213,754	–	–	213,754
Global X MSCI Greece ETF
2017	$5,196,758	$–	$–	$5,196,758
2016	3,840,043	–	–	3,840,043
Global X MSCI Norway ETF
2017	$3,382,974	$–	$–	$3,382,974
2016	2,212,531	–	–	2,212,531
Global X FTSE Nordic Region ETF
2017	$1,335,962	$–	$–	$1,335,962
2016	1,490,826	–	–	1,490,826
Global X MSCI Nigeria ETF
2017	$706,374	$–	$–	$706,374

82

Notes to Financial Statements (continued)

April 30, 2018

5. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
2016	850,578	–	–	850,578
Global X Next Emerging & Frontier ETF
2017	$337,103	$–	$–	$337,103
2016	2,414,376	–	–	2,414,376
Global X MSCI Portugal ETF
2017	$878,665	$–	$–	$878,665
2016	1,260,520	–	–	1,260,520
Global X MSCI Pakistan ETF
2017	$363,656	$–	$–	$363,656
2016	164,848	–	–	164,848

As of October 31, 2017, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF
Undistributed Ordinary Income	$1,451,473	$61,751	$927,639	$79,368
Capital Loss Carryforwards	(41,709,640)	(1,163,324)	(3,247,017)	(2,199,662)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	22,989,360	(335,999)	5,370,741	(587,835)
Other Temporary Differences	(5)	(1)	(3)	(3)
Total Distributable Earnings (Accumulated Losses)	$(17,268,812)	$(1,437,573)	$3,051,360	$(2,708,132)

	Global X Funds
	Global X China Materials ETF	Global X NASDAQ China Technology ETF	Global X FTSE Southeast Asia ETF	Global X MSCI Colombia ETF
Undistributed Ordinary Income	$58,997	$570,365	$241,636	$1,536,733
Capital Loss Carryforwards	(1,396,891)	(2,744,099)	(5,365,479)	(76,235,695)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	306,930	3,702,567	442,229	(9,058,290)
Other Temporary Differences	(1)	–	(1)	(5)
Total Distributable Earnings (Accumulated Losses)	$(1,030,965)	$1,528,833	$(4,681,615)	$(83,757,257)

	Global X Funds
	Global X MSCI Argentina ETF	Global X MSCI Greece ETF	Global X MSCI Norway ETF	Global X FTSE Nordic Region ETF
Undistributed Ordinary Income	$202,378	$5,474,984	$3,690,668	$1,186,859
Capital Loss Carryforwards	(3,830,730)	(123,424,920)	(26,147,824)	(3,737,366)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	29,545,874	(56,537,616)	372,148	1,184,480
Other Temporary Differences	(2)	(4)	(9)	(1)
Total Distributable Earnings (Accumulated Losses)	$25,917,520	$(174,487,556)	$(22,085,017)	$(1,366,028)

83

Notes to Financial Statements (continued)

April 30, 2018

5. TAX INFORMATION (continued)

	Global X Funds
	Global X MSCI Nigeria ETF	Global X Next Emerging & Frontier ETF	Global X MSCI Portugal ETF	Global X MSCI Pakistan ETF
Undistributed Ordinary Income	$1,360,192	$265,938	$1,558,589	$2,393,635
Undistributed Long-Term Capital Gain	–	–	–	1,522,378
Capital Loss Carryforwards	(7,772,704)	(21,337,408)	(9,561,140)	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(4,751,507)	200,385	178,076	(12,884,295)
Other Temporary Differences	1	(2)	(1)	1
Total Accumulated Losses	$(11,164,018)	$(20,871,087)	$(7,824,476)	$(8,968,281)

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2017, the Funds that had capital loss carryforwards are listed below:

			Global X	Global X	Global X
		Global X	China	China	China
	Global X China	China	Financials	Industrials	Materials
Expiration date	Consumer ETF	Energy ETF	ETF	ETF	ETF
October 2019	$1,341,121	$33,912	$-	$-	$-
October 2018	173,208	-	551,954	94,810	-
	$1,514,329	$33,912	$551,954	$94,810	$-

		Global X	Global X	Global X
	Global X	FTSE	MSCI	MSCI	Global X
	NASDAQ China	Southeast	Colombia	Argentina	MSCI
Expiration date	Technology ETF	Asia ETF	ETF	ETF	Greece ETF
October 2019	$236,466	$-	$8,249,654	$414,683	$-
October 2018	-	-	-	-	-
	$236,466	$-	$8,249,654	$414,683	$-

				Global X	Global X
		Global X	Global X	Next	MSCI
	Global X MSCI	FTSE Nordic	MSCI	Emerging &	Portugal
Expiration date	Norway ETF	Region ETF	Nigeria ETF	Frontier ETF	ETF
October 2019	$1,802,290	$-	$-	$-	$-
October 2018	-	-	-	-	-
	$1,802,290	$-	$-	$-	$-

Global X MSCI
Expiration date	Pakistan ETF
October 2019	$-
October 2018	-
$-

84

Notes to Financial Statements (continued)

April 30, 2018

5. TAX INFORMATION (continued)

For taxable years beginning after December 22, 2010, a registered investment company (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Net capital losses of a RIC realized in taxable years beginning before that date (pre-2011 losses) can be carried forward up to 8 years and are characterized in later years as short-term losses. If a Fund uses pre-2011 loss carryforwards in later years, the carryforwards will not reduce the Fund’s current earnings and profits, while loss carryforwards from later years will reduce the Fund’s current earnings and profits. To the extent that later year capital gains are offset by pre-2011 loss carryforwards, distributions of such gains will be treated as ordinary dividend distributions. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Global X China Consumer ETF	$717,059	$39,478,252	$40,195,311
Global X China Energy ETF	118,470	1,010,942	1,129,412
Global X China Financials ETF	1,775,586	919,477	2,695,063
Global X China Industrials ETF	276,432	1,828,420	2,104,852
Global X China Materials ETF	83,468	1,313,423	1,396,891
Global X NASDAQ China Technology ETF	1,738,729	768,904	2,507,633
Global X FTSE Southeast Asia ETF	1,770,485	3,594,994	5,365,479
Global X MSCI Colombia ETF	20,917,808	47,068,233	67,986,041
Global X MSCI Argentina ETF	1,289,644	2,126,403	3,416,047
Global X MSCI Greece ETF	58,340,484	65,084,436	123,424,920
Global X MSCI Norway ETF	6,513,435	17,832,099	24,345,534
Global X FTSE Nordic Region ETF	1,247,107	2,490,259	3,737,366
Global X MSCI Nigeria ETF	3,935,372	3,837,332	7,772,704
Global X Next Emerging & Frontier ETF	4,903,800	16,433,608	21,337,408
Global X MSCI Portugal ETF	2,637,641	6,923,499	9,561,140

During the year ended October 31, 2017, Global X MSCI Pakistan ETF utilized capital loss carryforwards to offset capital gains in the amount of $96,696.

85

Notes to Financial Statements (continued)

April 30, 2018

5. TAX INFORMATION (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2018 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X China Consumer ETF	$338,854,147	$38,060,915	$(10,752,471)	$27,308,444
Global X China Energy ETF	1,930,002	226,511	(294,641)	(68,130)
Global X China Financials ETF	50,679,633	10,275,905	(1,901,424)	8,374,481
Global X China Industrials ETF	3,631,504	253,417	(858,281)	(604,864)
Global X China Materials ETF	5,082,772	719,210	(497,095)	222,115
Global X NASDAQ China Technology ETF	29,309,014	5,449,420	(2,702,316)	2,747,104
Global X FTSE Southeast Asia ETF	18,739,075	3,316,132	(902,979)	2,413,153
Global X MSCI Colombia ETF	122,519,269	17,124,406	(11,475,160)	5,649,246
Global X MSCI Argentina ETF	173,412,536	29,599,400	(4,753,943)	24,845,457
Global X MSCI Greece ETF	507,538,832	75,549,237	(87,865,660)	(12,316,423)
Global X MSCI Norway ETF	163,982,088	14,415,171	(11,158,881)	3,256,290
Global X FTSE Nordic Region ETF	33,502,746	3,442,979	(4,531,521)	(1,088,542)
Global X MSCI Nigeria ETF	75,309,124	19,388,932	(13,318,894)	6,070,038
Global X Next Emerging & Frontier ETF	17,167,910	3,047,098	(2,301,194)	745,904
Global X MSCI Portugal ETF	56,238,538	4,817,757	(7,051,826)	(2,234,069)
Global X MSCI Pakistan ETF	72,996,264	1,475,448	(10,019,427)	(8,543,979)

The preceding differences between book and tax cost are primarily due to mark to market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging market countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors.

Issuers and securities markets in such countries are typically not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations or issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States.

86

Notes to Financial Statements (continued)

April 30, 2018

6. CONCENTRATION OF RISKS (continued)

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income, gains earned or gains repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as the underlying index. The Funds may utilize a representative sampling strategy with respect to their underlying index when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying indexes, or, in certain instances, when securities in the underlying indexes become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indexes).

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

A more complete description of risks is included in each Fund’s prospectus and SAI.

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receiepts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short term investment or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the fund. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

87

Notes to Financial Statements (continued)

April 30, 2018

7. LOANS OF PORTFOLIO SECURITIES (continued)

As of April 30, 2018, the value of the securities on loan was $3,411,243, $9,273,909, $15,274,458, $1,082,325 and $7,076,913 for the Global X China Consumer ETF, Global X MSCI Colombia ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF and Global X MSCI Portugal ETF, respectively. The value of securities purchased with the cash collateral held from securities on loan was $3,654,605, $9,430,380, $15,480,395, $1,150,050 and $7,405,881 for the Global X China Consumer ETF, Global X MSCI Colombia ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF and Global X MSCI Portugal ETF, respectively.

At April 30, 2018, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X China Consumer ETF
Citigroup	$865,249	$958,685
Credit Suisse	219,208	242,880
JPMorgan	2,164,329	2,273,040
UBS	162,457	180,000
Global X MSCI Colombia ETF
Credit Suisse	6,339,477	6,460,065
Morgan Stanley	2,934,432	2,970,315
Global X MSCI Greece ETF
Deutsche Bank	451,098	460,560
Goldman Sachs	296,840	303,400
JPMorgan	174,122	180,375
Morgan Stanley	2,669,525	2,721,810
UBS	11,682,873	11,814,250
Global X MSCI Norway ETF
Citigroup	126,552	138,116
Credit Suisse	291,808	315,282
Morgan Stanley	6,639,645	696,652
Global X MSCI Portugal ETF
Deutsche Bank	155,530	155,892
Morgan Stanley	6,921,383	7,249,989

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown. However the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

88

Notes to Financial Statements (concluded)

April 30, 2018

9. REVERSE SHARE SPLIT

Effective May 16, 2013, each of the Global X China Materials ETF and the Global X MSCI Argentina ETF executed a 1-for-2 reverse share split for shareholders of record after the close of markets on May 15, 2013. The effect of this transaction for each Fund was to divide the number of outstanding Shares of the Funds by two, resulting in a corresponding increase in the net asset value per share. The per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

Effective March 16, 2017, the Global X MSCI Nigeria ETF executed a 1-for-4 reverse share split for shareholders of record after the close of markets on March 15, 2017. The effect of this transaction was to divide the number of outstanding Shares of the Fund by four, resulting in a corresponding increase in the net asset value per share. The per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

10. SUBSEQUENT EVENTS

The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements except as follows:

Subsequent to the April 30, 2018 period end, the Global X Future Analytics Tech ETF investment portfolio of the Trust commenced operations, on May 11, 2018.

89

Disclosure of Fund Expenses (unaudited)

ETFs such as the Funds have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees incurred in the purchase or sale of share of the Fund on the secondary market.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2017 through April 30, 2018.

The table on the next page illustrates the Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that a Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare a Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

90

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X China Consumer ETF
Actual Fund Return	$1,000.00	$1,058.80	0.65%	$3.32
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X China Energy ETF
Actual Fund Return	$1,000.00	$1,100.90	0.66%	$3.42
Hypothetical 5% Return	1,000.00	1,021.54	0.66	3.29
Global X China Financials ETF
Actual Fund Return	$1,000.00	$1,084.40	0.65%	$3.36
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X China Industrials ETF
Actual Fund Return	$1,000.00	$966.80	0.65%	$3.18
Hypothetical 5% Return	1,000.00	1,021.56	0.65	3.27
Global X China Materials ETF
Actual Fund Return	$1,000.00	$997.20	0.66%	$3.25
Hypothetical 5% Return	1,000.00	1,021.54	0.66	3.29
Global X NASDAQ China Technology ETF
Actual Fund Return	$1,000.00	$1,019.00	0.65%	$3.25
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X FTSE Southeast Asia ETF
Actual Fund Return	$1,000.00	$1,130.50	0.65%	$3.44
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X MSCI Colombia ETF
Actual Fund Return	$1,000.00	$1,175.90	0.61%	$3.31
Hypothetical 5% Return	1,000.00	1,021.75	0.61	3.07
Global X MSCI Argentina ETF
Actual Fund Return	$1,000.00	$1,097.10	0.60%	$3.13
Hypothetical 5% Return	1,000.00	1,021.81	0.60	3.02
Global X MSCI Greece ETF
Actual Fund Return	$1,000.00	$1,176.50	0.58%	$3.16
Hypothetical 5% Return	1,000.00	1,021.89	0.58	2.93
Global X MSCI Norway ETF
Actual Fund Return	$1,000.00	$1,088.30	0.50%	$2.60
Hypothetical 5% Return	1,000.00	1,022.31	0.50	2.51
Global X FTSE Nordic Region ETF
Actual Fund Return	$1,000.00	$966.60	0.57%	$2.78
Hypothetical 5% Return	1,000.00	1,021.96	0.57	2.86
Global X MSCI Nigeria ETF
Actual Fund Return	$1,000.00	$1,147.00	0.87%	$4.63
Hypothetical 5% Return	1,000.00	1,020.48	0.87	4.36
Global X Next Emerging & Frontier ETF
Actual Fund Return	$1,000.00	$1,047.30	0.55%	$2.79
Hypothetical 5% Return	1,000.00	1,022.07	0.55	2.76
Global X MSCI Portugal ETF
Actual Fund Return	$1,000.00	$1,039.60	0.57%	$2.89
Hypothetical 5% Return	1,000.00	1,021.96	0.57	2.86
Global X MSCI Pakistan ETF
Actual Fund Return	$1,000.00	$1,028.80	0.87%	$4.36
Hypothetical 5% Return	1,000.00	1,020.50	0.87	4.34

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.).

91

Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not "interested persons" of the ETF, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

On November 14, 2017, at an in person quarterly Board meeting called for the purpose (the “November Board Meeting”), the Board of Trustees (including the Independent Trustees of Global X Funds (the “Trust”), voting separately) considered and unanimously approved (i) the renewal of the Investment Advisory Agreement (each a “Renewal Investment Advisory Agreement”) for each of the series of the Trust included in this semi-annual report (each, a “Renewal Fund”), and (ii) the renewal of the Supervision and Administration Agreement between the Trust (each a “Renewal Supervision and Administration Agreement”), on behalf the each Renewal Fund, and Global X Management, LLC (“Global X Management”). Each Renewal Investment Advisory Agreement and each Renewal Supervision and Administration Agreement are referred to herein, collectively, as the “Renewal Agreements.”

In advance of the November Board Meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the respective Renewal Agreements for each Renewal Fund to be considered at the November Board Meeting, and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meeting with management of Global X Management, the Independent Trustees met separately in executive session with their counsel.

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board considered a variety of factors at the November Board Meeting, including the factors discussed at greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services to be provided to the Renewal Funds in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory services to the Renewal Funds;

•	Global X Management’s responsibilities under the Renewal Agreements to, among other things, (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and

92

Approval of Investment Advisory Agreement (unaudited) (continued)

disposition of the Funds’ holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the Securities and Exchange Commission ("SEC") and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are provided by Global X Management or made available to the Renewal Funds; and

•	the quality of Global X Management’s resources and personnel that would be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded at the November Board Meeting that it was satisfied with the nature, extent and quality of the services to be provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. The Board examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investment performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable specialized and/or focused ETFs and other registered funds in the same classification as the Renewal Funds, which performance information is publicly available from such registered funds as well as from other third-party sources; and (ii) the performance of comparable registered funds and pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the comparable funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.

Based on these considerations and comparisons, the Board concluded, at the November Board Meeting, that the investment performance of each of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements for each Renewal Fund.

93

Approval of Investment Advisory Agreement (unaudited) (continued)

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to each of the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered the current and expected profitability to Global X Management from all services that Global X Management provided or expected to provide to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding Global X Management’s operations and the services provided to the Renewal Funds and discussed with the Board Global X Management’s current and expected profitability with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated, similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average and median for the Renewal Fund’s peer group;

•	the structure of the unified Management Fee (which includes as one component the investment advisory fees for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the Renewal Funds and that the proposed Management Fee for each Renewal Fund was set at a competitive fee to make the Renewal Fund viable in the marketplace; and

94

Approval of Investment Advisory Agreement (unaudited) (continued)

•	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded, at the November Board Meeting, that the services to be received and the fees to be charged under the applicable Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as each Renewal Fund grows and whether the proposed unitary Management Fee for the Renewal Fund reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management intends to continue to make in the Renewal Funds in order to seek to assure that each Renewal Fund is attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each Renewal Fund and its shareholders.

Based on these considerations, the Board concluded, at the November Board Meeting, that approval of the proposed unitary Management Fees for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering each Renewal Agreement, in addition to the factors discussed above, the Board considered at the November Board Meeting any other benefits that may be realized by Global X Management as a result of its relationships with the Renewal Funds. As a result, the Board concluded that, in each case, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the applicable Renewal Agreements.

Conclusion

After full consideration of the factors discussed above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees

95

Approval of Investment Advisory Agreement (unaudited) (concluded)

voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching these decisions, the Board did not assign relative weights to the factors discussed above, nor did the Board deem any one factor or group of factors to be controlling in and of themselves. Each member of the Board may have afforded different weight to the various factors.

96

Supplemental Information (unaudited)

NAV is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

97

Notes

98

Notes

99

Notes

100

600 Lexington Avenue, 20th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

600 Lexington Avenue, 20th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Suite 500

Washington, DC 20036

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

2001 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a prospectus for the funds described.

GLX-SA-002-0700

Global X SuperDividend® ETF (ticker: SDIV)

Global X SuperDividend® U.S. ETF (ticker: DIV)

Global X MSCI SuperDividend® EAFE ETF (tickler: EFAS)

Global X MSCI SuperDividend® Emerging Markets ETF (ticker: SDEM)

Global X SuperDividend® REIT ETF (ticker: SRET)

Global X SuperIncome™ Preferred ETF (ticker: SPFF)

Global X Social Media ETF (ticker: SOCL)

Global X | JPMorgan Efficiente Index ETF (ticker: EFFE)

Global X | JPMorgan US Sector Rotator Index ETF (ticker: SCTO)

Global X Guru® Index ETF (ticker: GURU)

Global X Scientific Beta US ETF (ticker: SCIU)

Global X Scientific Beta Europe ETF (ticker: SCID)

Global X Scientific Beta Japan ETF (ticker: SCIJ)

Global X Scientific Beta Asia ex-Japan ETF (ticker: SCIX)

Global X YieldCo Index ETF (ticker: YLCO)

Global X S&P 500® Catholic Values ETF (ticker: CATH)

Semi-Annual Report

April 30, 2018

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	April 30, 2018 (Unaudited)

Global X SuperDividend® ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 98.6%
AUSTRALIA— 9.2%
Consumer Services — 2.8%
G8 Education	3,971,547	$6,775,286
Harvey Norman Holdings	2,745,800	7,295,769
Nine Entertainment Holdings	7,324,613	13,048,368
		27,119,423
Financials — 5.3%
Bank of Queensland	986,578	7,491,848
Bendigo and Adelaide Bank	1,088,189	8,723,452
Commonwealth Bank of Australia	164,080	8,895,299
Genworth Mortgage Insurance Australia (A)	4,600,114	8,055,938
National Australia Bank	415,079	9,070,659
Westpac Banking	404,254	8,739,505
		50,976,701
Real Estate Investment Trusts — 1.1%
Cromwell Property Group	12,558,208	10,285,299
TOTAL AUSTRALIA		88,381,423
BRAZIL— 1.6%
Consumer Services — 0.8%
Multiplus	884,900	7,256,398
Financials — 0.8%
Ez Tec Empreendimentos e Participacoes	1,293,600	7,455,160
TOTAL BRAZIL		14,711,558

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	April 30, 2018 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
CANADA— 2.8%
Consumer Services — 0.8%
Corus Entertainment (A)	1,488,206	$7,429,711
Oil & Gas — 1.1%
Peyto Exploration & Development (A)	1,112,218	10,532,647
Real Estate Investment Trusts — 0.9%
Cominar (A)	865,945	8,463,895
TOTAL CANADA		26,426,253
CZECH REPUBLIC— 0.9%
Financials — 0.9%
Moneta Money Bank (B)	2,377,734	8,580,508
HONG KONG— 2.3%
Consumer Goods — 1.2%
Pacific Textiles Holdings	9,811,200	9,000,814
Texwinca Holdings	5,624,000	2,830,542
		11,831,356
Utilities — 1.1%
China Power International Development	37,618,700	10,113,778
TOTAL HONG KONG		21,945,134
MEXICO— 1.1%
Real Estate Investment Trusts — 1.1%
PLA Administradora Industrial S de RL *	6,845,274	10,868,089
NETHERLANDS— 1.1%
Real Estate Investment Trusts — 1.1%
Wereldhave (A)	252,820	10,171,692
NEW ZEALAND— 2.9%
Consumer Services — 1.9%
Air New Zealand	4,520,800	10,416,150
SKY Network Television	4,735,884	7,608,167
		18,024,317
Telecommunications — 1.0%
Spark New Zealand	4,035,912	9,839,249
TOTAL NEW ZEALAND		27,863,566
NORWAY— 1.0%
Industrials — 1.0%
Ocean Yield	1,068,648	9,230,997
PORTUGAL— 0.9%
Industrials — 0.9%
CTT-Correios de Portugal	2,284,197	8,439,342

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	April 30, 2018 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
RUSSIA— 0.8%
Telecommunications — 0.8%
Sistema PJSC FC GDR	2,166,056	$7,875,780
SINGAPORE— 3.6%
Financials — 1.0%
CapitaLand Retail China Trust	7,993,100	9,477,865
Industrials — 0.9%
Hutchison Port Holdings Trust	26,948,351	9,027,698
Real Estate Investment Trusts — 0.8%
Lippo Malls Indonesia Retail Trust	32,384,100	7,948,969
Telecommunications — 0.9%
StarHub	4,952,306	8,490,415
TOTAL SINGAPORE		34,944,947
SOUTH AFRICA— 2.9%
Real Estate Investment Trusts — 2.9%
Arrowhead Properties	16,013,403	8,979,179
Emira Property Fund	7,415,883	9,516,567
Redefine Properties	9,757,550	9,363,809
TOTAL SOUTH AFRICA		27,859,555
TAIWAN— 1.0%
Industrials — 1.0%
Highwealth Construction	6,250,600	9,675,949
TURKEY— 1.8%
Health Care — 0.9%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret	8,623,315	8,633,391
Utilities — 0.9%
Aygaz	2,599,128	8,618,472
TOTAL TURKEY		17,251,863
UNITED KINGDOM— 9.2%
Basic Materials — 1.0%
Centamin	4,626,300	9,988,190
Consumer Goods — 1.2%
Galliford Try	889,577	11,247,906
Consumer Services — 2.7%
AA	8,185,701	15,339,099
Stagecoach Group	5,138,466	11,040,876
		26,379,975
Industrials — 1.0%
Severstal PJSC GDR	580,117	9,264,468
Oil & Gas — 1.4%
Petrofac	1,643,500	13,663,576

The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments	April 30, 2018 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 0.8%
Inmarsat (A)	1,490,400	$7,720,610
Utilities — 1.1%
Centrica	5,176,300	10,965,317
TOTAL UNITED KINGDOM		89,230,042
UNITED STATES— 55.5%
Consumer Goods — 1.0%
Vector Group	479,891	9,357,874
Consumer Services — 2.7%
GameStop, Cl A	609,718	8,322,651
National CineMedia	1,340,845	7,669,634
New Media Investment Group	615,021	10,197,048
		26,189,333
Financials — 20.6%
AGNC Investment	514,609	9,736,402
Annaly Capital Management	956,271	9,916,530
Apollo Commercial Real Estate Finance	524,824	9,457,329
Arbor Realty Trust (A)	1,151,987	10,091,406
Armour Residential	425,656	9,632,595
Artisan Partners Asset Management, Cl A	277,673	8,927,187
Blackstone Mortgage Trust, Cl A	310,658	9,583,799
Capstead Mortgage	1,124,563	9,896,154
Chimera Investment	572,528	10,013,515
CYS Investments	1,511,171	10,835,096
Invesco Mortgage Capital	605,776	9,831,745
Ladder Capital, Cl A	659,597	9,168,398
MFA Financial	1,329,214	9,995,689
MTGE Investment	553,329	10,042,921
New Residential Investment	576,414	10,075,717
New York Mortgage Trust	1,722,849	10,440,465
PennyMac Mortgage Investment Trust	562,827	9,900,127
Redwood Trust	646,465	9,916,773
Starwood Property Trust	484,820	10,161,827
Two Harbors Investment	630,196	9,616,791
		197,240,466
Industrials — 2.6%
Costamare (A)	1,535,300	10,424,687
Macquarie Infrastructure	150,124	5,689,700
Ship Finance International	648,339	9,238,831
		25,353,218
Oil & Gas — 1.0%
Targa Resources	204,627	9,611,330

The accompanying notes are an integral part of the financial statements.

4

Schedule of Investments	April 30, 2018 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — 23.8%
Ashford Hospitality Trust	1,664,448	$11,451,402
Colony NorthStar, Cl A	1,188,935	7,264,393
DDR	1,314,768	9,532,068
Franklin Street Properties	1,133,405	8,817,891
Gaming and Leisure Properties	288,971	9,903,036
GEO Group	454,659	10,229,828
Global Net Lease	599,135	11,149,902
Government Properties Income Trust	620,546	7,750,620
Hospitality Properties Trust	360,918	8,979,640
Independence Realty Trust	1,155,543	10,862,104
Kite Realty Group Trust	646,398	9,514,978
Lexington Realty Trust	1,196,100	9,616,644
Medical Properties Trust	782,159	9,995,992
New Senior Investment Group	1,408,004	12,136,995
Omega Healthcare Investors (A)	372,077	9,666,560
Pennsylvania Real Estate Investment Trust (A)	958,704	9,280,255
Sabra Health Care	578,120	10,585,377
Select Income	496,383	9,411,422
Senior Housing Properties Trust	609,310	9,486,957
Spirit Realty Capital	1,270,614	10,228,443
Uniti Group	647,656	11,670,761
VEREIT	1,433,172	9,745,570
Washington Prime Group	1,589,435	10,283,644
		227,564,482
Telecommunications — 2.8%
CenturyLink	534,355	9,928,316
Consolidated Communications Holdings (A)	820,524	9,271,921
VEON ADR (A)	2,670,980	7,345,195
		26,545,432
Utilities — 1.0%
Pattern Energy Group, Cl A	515,353	9,369,117
TOTAL UNITED STATES		531,231,252
TOTAL COMMON STOCK
(Cost $996,452,094)		944,687,950

PREFERRED STOCK — 1.0%
BRAZIL— 1.0%
Utilities — 1.0%
Cia Paranaense de Energia
(Cost $9,965,236)	1,269,600	9,752,153

SHORT - TERM INVESTMENT (C) (D) — 0.5%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.620%
(Cost $4,078,570)	4,078,570	4,078,570

The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments	April 30, 2018 (Unaudited)

Global X SuperDividend® ETF

	Face Amount	Value
REPURCHASE AGREEMENTS (D) — 3.8%
Chase Securities
1.650%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $10,484,848 (collateralized by U.S. Treasury Obligations, ranging in par value $1,996,923 - $4,974,609, 1.875%, 1/31/2022, with a total market value of $10,971,503)	$10,484,368	$10,484,368

Royal Bank of Canada
1.670%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $26,029,926 (collateralized by U.S. Treasury Obligations, ranging in par value $2,752,537 - $4,655,236, 1.625%, 5/15/2026, with a total market value of $29,106,771)	26,028,718	26,028,718

TOTAL REPURCHASE AGREEMENTS
(Cost $36,513,086)		36,513,086
TOTAL INVESTMENTS — 103.9%
(Cost $1,047,008,986)		$995,031,759

Percentages are based on Net Assets of $957,870,504.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $38,774,170.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2018, the value of these securities amounted to $8,580,508, representing 0.9% of the net assets of the Fund.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2018.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2018 was $40,591,656.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Private Joint Stock Company

The following is a summary of the level of inputs used as of April 30, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$944,687,950	$—	$—	$944,687,950
Preferred Stock	9,752,153	—	—	9,752,153
Short - Term Investment	4,078,570	—	—	4,078,570
Repurchase Agreements	—	36,513,086	—	36,513,086
Total Investments in Securities	$958,518,673	$36,513,086	$—	$995,031,759

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

6

Schedule of Investments	April 30, 2018 (Unaudited)

Global X SuperDividend® U.S. ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 80.0%
Consumer Goods — 12.5%
Altria Group	127,096	$7,131,356
B&G Foods (A)	257,984	5,869,136
Flowers Foods	387,698	8,765,852
General Mills	145,797	6,377,161
Philip Morris International	79,304	6,502,928
Universal	164,960	7,761,368
Vector Group	409,408	7,983,456
		50,391,257
Consumer Services — 13.3%
AMC Entertainment Holdings, Cl A (A)	564,596	9,852,200
Brinker International (A)	250,004	10,897,674
Dine Brands Global	128,585	10,201,934
H&R Block	299,919	8,292,760
National CineMedia	1,170,049	6,692,681
Six Flags Entertainment	122,024	7,716,798
		53,654,047
Financials — 23.3%
AGNC Investment	433,060	8,193,495
Annaly Capital Management	801,612	8,312,716
Apollo Commercial Real Estate Finance	449,060	8,092,061
Armour Residential	364,454	8,247,594
Chimera Investment	481,639	8,423,866
CYS Investments	1,277,400	9,158,958
MFA Financial	1,139,855	8,571,709
MTGE Investment	473,384	8,591,920
New York Mortgage Trust (A)	1,508,831	9,143,516

The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments	April 30, 2018 (Unaudited)

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
PennyMac Mortgage Investment Trust	480,791	$8,457,114
Two Harbors Investment	542,903	8,284,700
		93,477,649
Health Care — 2.0%
Pfizer	224,304	8,211,769
Industrials — 2.0%
Fortress Transportation & Infrastructure Investors	493,055	8,204,435
Oil & Gas — 2.1%
Exxon Mobil	106,645	8,291,649
Telecommunications — 3.9%
AT&T	222,701	7,282,323
Verizon Communications	167,191	8,250,876
		15,533,199
Utilities — 20.9%
Avangrid	164,412	8,666,156
Consolidated Edison	105,784	8,476,472
Duke Energy	106,725	8,555,076
Entergy	107,101	8,738,370
FirstEnergy	246,274	8,471,826
NRG Yield, Cl C	494,129	8,795,496
Pattern Energy Group, Cl A	439,196	7,984,584
PPL	265,867	7,736,730
SCANA	221,939	8,160,697
Southern	185,833	8,570,618
		84,156,025
TOTAL COMMON STOCK
(Cost $315,638,974)		321,920,030

MASTER LIMITED PARTNERSHIPS — 19.5%
CANADA— 1.9%
Utilities — 1.9%
Brookfield Renewable Partners	248,817	7,546,620
UNITED STATES— 17.6%
Consumer Services — 3.8%
Cedar Fair	116,326	7,879,923
CrossAmerica Partners	343,722	7,372,837
		15,252,760
Financials — 1.9%
Compass Diversified Holdings	501,729	7,776,800
Oil & Gas — 9.9%
Delek Logistics Partners	267,409	8,115,863
PBF Logistics	388,236	7,745,308

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	April 30, 2018 (Unaudited)

Global X SuperDividend® U.S. ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Oil & Gas — continued
Phillips 66 Partners	159,742	$7,920,009
TransMontaigne Partners	210,624	8,140,618
Valero Energy Partners	199,712	7,874,644
		39,796,442
Utilities — 2.0%
AmeriGas Partners	187,242	8,013,957
TOTAL UNITED STATES		70,839,959
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $75,944,664)		78,386,579

SHORT - TERM INVESTMENT (B) (C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.620%
(Cost $755,404)	755,404	755,404

REPURCHASE AGREEMENTS (C) — 1.7%
Chase Securities
1.650%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $1,941,930 (collateralized by U.S. Treasury Obligations, ranging in par value $369,856 - $921,362, 1.875%, 1/31/2022, with a total market value of $2,032,064)	$1,941,841	1,941,841

Royal Bank of Canada
1.670%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $4,821,079 (collateralized by U.S. Treasury Obligations, ranging in par value $509,805 - $862,210, 1.625%, 5/15/2026, with a total market value of $5,390,951)	4,820,855	4,820,855

TOTAL REPURCHASE AGREEMENTS
(Cost $6,762,696)		6,762,696
TOTAL INVESTMENTS — 101.4%
(Cost $399,101,738)		$407,824,709

Percentages are based on Net Assets of $402,164,689.

(A)	This security or a partial position of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $7,285,107.
(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2018.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2018 was $7,518,100.

Cl — Class

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	April 30, 2018 (Unaudited)

Global X SuperDividend® U.S. ETF

The following is a summary of the level of inputs used as of April 30, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$321,920,030	$—	$—	$321,920,030
Master Limited Partnerships	78,386,579	—	—	78,386,579
Short - Term Investment	755,404	—	—	755,404
Repurchase Agreements	—	6,762,696	—	6,762,696
Total Investments in Securities	$401,062,013	$6,762,696	$—	$407,824,709

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	April 30, 2018 (Unaudited)

Global X MSCI SuperDividend® EAFE ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.4%
AUSTRALIA— 9.9%
Basic Materials — 1.7%
Fortescue Metals Group	44,293	$152,461
Financials — 5.2%
Bank of Queensland	19,902	151,131
Bendigo and Adelaide Bank	19,210	153,997
National Australia Bank	7,667	167,546
		472,674
Industrials — 1.6%
Aurizon Holdings	42,747	145,204
Telecommunications — 1.4%
Telstra	52,678	126,449
TOTAL AUSTRALIA		896,788
FINLAND— 2.8%
Utilities — 2.8%
Fortum	11,073	255,660
FRANCE— 13.5%
Consumer Services — 4.7%
Casino Guichard Perrachon	2,898	150,418
Lagardere SCA	5,589	159,902
SES, Cl A	7,410	114,595
		424,915
Financials — 2.0%
Credit Agricole	10,891	179,416
Oil & Gas — 2.2%
Total	3,194	201,940

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	April 30, 2018 (Unaudited)

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — 2.4%
ICADE	2,175	$216,402
Utilities — 2.2%
Engie	11,256	197,872
TOTAL FRANCE		1,220,545
GERMANY— 2.4%
Consumer Services — 2.4%
ProSiebenSat.1 Media	6,123	222,673
HONG KONG— 5.2%
Telecommunications — 3.3%
HKT Trust & HKT	133,520	175,912
PCCW	203,665	126,378
		302,290
Utilities — 1.9%
HK Electric Investments & HK Electric Investments (A)	188,970	175,769
TOTAL HONG KONG		478,059
ISRAEL— 2.8%
Health Care — 2.8%
Teva Pharmaceutical Industries ADR	14,361	258,211
ITALY— 7.0%
Financials — 5.1%
Intesa Sanpaolo	57,990	230,228
Poste Italiane (A)	24,187	236,879
		467,107
Utilities — 1.9%
Snam	35,757	172,158
TOTAL ITALY		639,265
LUXEMBOURG— 1.3%
Consumer Services — 1.3%
RTL Group	1,467	120,968
NETHERLANDS— 1.9%
Financials — 1.9%
ING Groep	10,254	173,146
NEW ZEALAND— 1.8%
Telecommunications — 1.8%
Spark New Zealand	68,977	168,161
NORWAY— 2.2%
Consumer Goods — 2.2%
Marine Harvest	9,403	204,995

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	April 30, 2018 (Unaudited)

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
PORTUGAL— 2.0%
Utilities — 2.0%
Energias de Portugal	49,963	$185,683
SINGAPORE— 3.8%
Real Estate Investment Trusts — 2.1%
Ascendas	93,970	189,494
Telecommunications — 1.7%
StarHub	88,936	152,475
TOTAL SINGAPORE		341,969
SPAIN— 3.8%
Financials — 1.9%
Banco Bilbao Vizcaya Argentaria	20,889	169,852
Utilities — 1.9%
Endesa	7,296	170,746
TOTAL SPAIN		340,598
SWEDEN— 7.2%
Financials — 4.7%
Nordea Bank	13,123	134,157
Skandinaviska Enskilda Banken, Cl A	14,226	134,238
Swedbank, Cl A	7,358	160,701
		429,096
Telecommunications — 2.5%
Tele2, Cl B	17,780	231,834
TOTAL SWEDEN		660,930
SWITZERLAND— 2.1%
Financials — 2.1%
Zurich Insurance Group	591	189,617
UNITED KINGDOM— 29.7%
Consumer Goods — 5.5%
Barratt Developments	22,233	170,875
Persimmon	5,493	205,412
Taylor Wimpey	45,950	121,357
		497,644
Consumer Services — 4.1%
Next	2,179	157,746
Pearson	19,001	218,215
		375,961
Financials — 6.5%
Direct Line Insurance Group	37,822	194,989
HSBC Holdings	20,023	200,056
Legal & General Group	53,274	198,118
		593,163

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	April 30, 2018 (Unaudited)

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 3.1%
Royal Mail	35,260	$282,263
Oil & Gas — 4.7%
BP	28,022	207,648
Royal Dutch Shell, Cl A	6,299	219,588
		427,236
Telecommunications — 1.9%
Vodafone Group	60,039	174,982
Utilities — 3.9%
Centrica	87,710	185,802
SSE	8,898	169,251
		355,053
TOTAL UNITED KINGDOM		2,706,302
TOTAL COMMON STOCK
(Cost $8,925,385)		9,063,570
TOTAL INVESTMENTS — 99.4%
(Cost $8,925,385)		$9,063,570

Percentages are based on Net Assets of $9,118,293.

(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2018 was $412,648 and represents 4.5% of Net Assets.

ADR — American Depository Receipt

Cl — Class

As of April 30, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	April 30, 2018 (Unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 95.2%
BRAZIL— 4.1%
Financials — 2.3%
Itausa - Investimentos Itau	121,550	$474,323
Utilities — 1.8%
Engie Brasil Energia	34,900	370,144
TOTAL BRAZIL		844,467
CHINA— 7.2%
Basic Materials — 2.1%
Sinopec Shanghai Petrochemical, Cl H	636,800	425,169
Financials — 3.4%
Bank of Communications, Cl H	502,580	413,680
SOHO China*	530,230	273,619
		687,299
Technology — 1.7%
Lenovo Group	721,900	344,934
TOTAL CHINA		1,457,402
CZECH REPUBLIC— 4.2%
Financials — 2.0%
Moneta Money Bank (A)	109,860	396,451
Telecommunications — 2.2%
O2 Czech Republic	32,470	445,354
TOTAL CZECH REPUBLIC		841,805
GREECE— 2.1%
Consumer Services — 2.1%
OPAP	35,730	428,667
HONG KONG— 1.8%
Utilities — 1.8%
China Resources Power Holdings	190,350	366,718

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	April 30, 2018 (Unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
INDIA— 3.9%
Basic Materials — 2.3%
Vedanta	105,462	$471,529
Financials — 1.6%
Rural Electrification	165,000	315,216
TOTAL INDIA		786,745
MEXICO— 1.6%
Real Estate Investment Trusts — 1.6%
Fibra Uno Administracion	202,900	334,563
PAKISTAN— 5.1%
Financials — 5.1%
Habib Bank	219,200	369,285
MCB Bank	167,210	302,170
United Bank	208,000	361,935
TOTAL PAKISTAN		1,033,390
PHILIPPINES— 1.7%
Utilities — 1.7%
Manila Electric	54,800	340,981
QATAR— 3.5%
Financials — 3.5%
Barwa Real Estate	39,830	386,704
Doha Bank QPSC	43,296	322,134
TOTAL QATAR		708,838
RUSSIA— 18.9%
Basic Materials — 8.9%
Alrosa PJSC	289,700	412,223
MMC Norilsk Nickel PJSC	2,513	431,525
Novolipetsk Steel PJSC	197,090	504,370
Severstal PJSC	29,428	472,852
		1,820,970
Financials — 2.0%
Moscow Exchange MICEX-RTS PJSC	209,670	402,023
Oil & Gas — 4.7%
Gazprom PJSC	195,140	452,187
Lukoil PJSC	7,520	496,333
		948,520
Telecommunications — 1.7%
Mobile TeleSystems ADR	33,102	347,571
Utilities — 1.6%
RusHydro PJSC	26,605,200	314,739
TOTAL RUSSIA		3,833,823

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	April 30, 2018 (Unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA— 21.3%
Consumer Services — 2.7%
Truworths International	67,190	$551,675
Financials — 8.4%
Barclays Africa Group	55,600	814,999
Liberty Holdings	46,690	495,671
MMI Holdings	227,370	405,245
		1,715,915
Real Estate Investment Trusts — 8.5%
Fortress, Cl A	291,870	404,006
Growthpoint Properties	197,970	461,474
Hyprop Investments	46,700	426,458
Redefine Properties	455,360	436,985
		1,728,923
Telecommunications — 1.7%
Telkom SOC	75,500	343,640
TOTAL SOUTH AFRICA		4,340,153
TAIWAN— 12.4%
Consumer Services — 1.7%
Cheng Shin Rubber Industry	218,100	353,100
Financials — 1.8%
First Financial Holding	544,900	375,711
Technology — 8.9%
Asustek Computer	37,900	356,115
Inventec	461,000	351,361
Lite-On Technology	277,400	368,004
Micro-Star International	141,200	445,747
Pegatron	126,300	296,684
		1,817,911
TOTAL TAIWAN		2,546,722
TURKEY— 3.9%
Basic Materials — 2.1%
Petkim Petrokimya Holding	244,660	432,116
Telecommunications — 1.8%
Turkcell Iletisim Hizmetleri	104,330	358,267
TOTAL TURKEY		790,383
UNITED ARAB EMIRATES— 3.5%
Financials — 3.5%
DAMAC Properties Dubai PJSC	481,575	363,166
Dubai Islamic Bank PJSC	239,010	357,882

The accompanying notes are an integral part of the financial statements.

17

Schedule of Investments	April 30, 2018 (Unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
TOTAL UNITED ARAB EMIRATES		$721,048
TOTAL COMMON STOCK
(Cost $18,509,640)		19,375,705

PREFERRED STOCK — 4.4%
BRAZIL— 4.4%
Utilities — 4.4%
Centrais Eletricas Brasileiras	75,704	494,896
Cia Energetica de Minas Gerais	169,453	411,037
TOTAL BRAZIL		905,933

TOTAL PREFERRED STOCK
(Cost $851,075)		905,933
TOTAL INVESTMENTS — 99.6%
(Cost $19,360,715)		$20,281,638

Percentages are based on Net Assets of $20,361,097.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2018 was $396,451 and represents 1.9% of Net Assets.

ADR — American Depository Receipt

Cl — Class

PJSC — Public Joint Stock Company

As of April 30, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

18

Schedule of Investments	April 30, 2018 (Unaudited)

Global X SuperDividend® REIT ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 101.7%
AUSTRALIA— 6.3%
Real Estate Investment Trusts — 6.3%
Stockland	697,500	$2,179,737
Vicinity Centres	1,138,802	2,097,479
TOTAL AUSTRALIA		4,277,216
CANADA— 9.4%
Real Estate Investment Trusts — 9.4%
Cominar	154,800	1,513,042
Dream Global	247,938	2,647,741
H&R	142,605	2,293,783
TOTAL CANADA		6,454,566
NETHERLANDS— 2.8%
Real Estate Investment Trusts — 2.8%
Wereldhave	47,937	1,928,646
UNITED STATES— 83.2%
Financials — 41.8%
AGNC Investment	123,961	2,345,342
Annaly Capital Management	222,249	2,304,722
Apollo Commercial Real Estate Finance	133,542	2,406,427
Armour Residential	98,908	2,238,288
Blackstone Mortgage Trust, Cl A	77,561	2,392,757
Chimera Investment	137,107	2,398,001
MTGE Investment	135,242	2,454,642
New Residential Investment	139,435	2,437,324
Park Hotels & Resorts	82,486	2,373,947
Redwood Trust	162,919	2,499,176
Starwood Property Trust	117,171	2,455,904
Two Harbors Investment	155,889	2,378,866
		28,685,396
Real Estate Investment Trusts — 41.4%
CYS Investments	334,280	2,396,788
EPR Properties	39,672	2,182,753
Gaming and Leisure Properties	67,397	2,309,695
Global Net Lease	129,617	2,412,172
Government Properties Income Trust	135,783	1,695,930
Hospitality Properties Trust	81,994	2,040,011
Independence Realty Trust	254,182	2,389,311

The accompanying notes are an integral part of the financial statements.

19

Schedule of Investments	April 30, 2018 (Unaudited)

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Invesco Mortgage Capital	106,913	$1,735,198
Lexington Realty Trust	268,739	2,160,662
Medical Properties Trust	185,697	2,373,208
Senior Housing Properties Trust	135,617	2,111,557
VEREIT	329,941	2,243,599
WP Carey	37,294	2,381,222
		28,432,106
TOTAL UNITED STATES		57,117,502
TOTAL COMMON STOCK
(Cost $71,602,014)		69,777,930
TOTAL INVESTMENTS — 101.7%
(Cost $71,602,014)		$69,777,930

Percentages are based on Net Assets of $68,637,302.

Cl — Class

As of April 30, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

20

Schedule of Investments	April 30, 2018 (Unaudited)

Global X SuperIncome™ Preferred ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
PREFERRED STOCK — 99.7%
GERMANY— 5.0%
Financials — 5.0%
Deutsche Bank Contingent Capital Trust II, 6.550%	146,540	$3,757,286
Deutsche Bank Contingent Capital Trust V, 8.050%	253,808	6,467,028
TOTAL GERMANY		10,224,314
NETHERLANDS— 8.0%
Financials — 8.0%
Aegon, 8.000%	133,618	3,336,441
Aegon, 6.375%	247,023	6,346,021
ING Groep, 6.375%	260,184	6,655,507
TOTAL NETHERLANDS		16,337,969
UNITED KINGDOM— 12.1%
Financials — 12.1%
Barclays Bank, Ser 5, 8.125%(A)	391,386	10,230,830
HSBC Holdings, 8.125%	143,155	3,789,313
HSBC Holdings, Ser 2, 8.000%(A)	247,847	6,515,898
Royal Bank of Scotland Group, Ser S, 6.600%	162,889	4,174,845
TOTAL UNITED KINGDOM		24,710,886
UNITED STATES— 74.6%
Basic Materials — 2.5%
NuStar Logistics, 9.082%, VAR ICE LIBOR USD 3 Month+6.734%	99,244	2,500,949
Pitney Bowes, 6.700%	103,685	2,591,088
		5,092,037
Consumer Goods — 4.7%
CHS, Ser 2, 7.100%, VAR ICE LIBOR USD 3 Month+4.298%	102,412	2,806,089
CHS, Ser 3, 6.750%, VAR ICE LIBOR USD 3 Month+4.155%	121,559	3,198,217

The accompanying notes are an integral part of the financial statements.

21

Schedule of Investments	April 30, 2018 (Unaudited)

Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Consumer Goods — continued
CHS, Ser 4, 7.500%	127,438	$3,512,191
		9,516,497
Financials — 45.7%
AGNC Investment, 7.000%, VAR ICE LIBOR USD 3 Month+5.111%	80,254	2,046,477
Allstate, 6.750%	94,944	2,429,617
Allstate, Ser E, 6.625%	183,945	4,793,607
Annaly Capital Management, 6.950%, VAR ICE LIBOR USD 3 Month+4.993%	176,503	4,446,110
Annaly Capital Management, 6.500%, VAR ICE LIBOR USD 3 Month+4.172%	104,547	2,515,401
Apollo Global Management, 6.375%	73,809	1,786,178
Apollo Global Management, 6.375%	67,774	1,636,742
Assurant, 6.500%	15,489	1,635,019
Bank of America, 6.625%	49,166	1,263,566
Capital One Financial, Ser B, 6.000%	215,816	5,438,563
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month+4.130%	118,197	3,252,782
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month+4.040%	74,762	2,083,617
Citigroup Capital XIII, 8.729%, VAR ICE LIBOR USD 3 Month+6.370%	177,333	4,750,751
Countrywide Capital V, 7.000%	203,261	5,227,873
GMAC Capital Trust I, Ser 2, 7.624%, VAR ICE LIBOR USD 3 Month+5.785%	394,560	10,491,351
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month+5.596%	147,862	4,285,041
Invesco Mortgage Capital, 7.500%, VAR ICE LIBOR USD 3 Month+5.289%	70,318	1,684,116
JPMorgan Chase, Ser T, 6.700%	226,975	6,001,219
Merrill Lynch Capital Trust I, 6.450%(A),	142,976	3,673,053
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month+4.320%	181,997	5,121,395
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month+3.940%	179,357	4,932,317
Two Harbors Investment, 7.625%, VAR ICE LIBOR USD 3 Month+5.352%(A)	70,266	1,756,650
Two Harbors Investment, 7.250%, VAR ICE LIBOR USD 3 Month+5.011%	67,100	1,608,387
Wells Fargo, Ser J, 8.000%	399,156	10,374,064
		93,233,896
Industrials — 0.9%
Stericycle, 5.250%	41,949	1,905,324
Oil & Gas — 6.2%
Hess, 8.000%*	69,925	4,546,523
Kinder Morgan, Ser A, 9.750% (A)	194,585	6,051,594
NuStar Energy, 7.625%, VAR ICE LIBOR USD 3 Month+5.643%	94,618	2,007,794
		12,605,911
Real Estate Investment Trust — 10.6%
CBL & Associates Properties, Ser D, 7.375%	109,836	1,944,097
Colony NorthStar, 7.150%	82,282	1,894,954
Colony NorthStar, 7.125%	74,914	1,723,022

The accompanying notes are an integral part of the financial statements.

22

Schedule of Investments	April 30, 2018 (Unaudited)

Global X SuperIncome™ Preferred ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Real Estate Investment Trust — continued
Crown Castle International, 6.875%	9,175	$9,399,259
VEREIT, Ser F, 6.700%	266,562	6,709,366
		21,670,698
Technology — 1.4%
Belden, 6.750%	33,051	2,869,157
Telecommunications — 2.6%
Qwest, 7.000%	97,976	2,290,679
Qwest, Ser 52, 7.000%	129,215	2,942,226
		5,232,905
TOTAL UNITED STATES		152,126,425
TOTAL PREFERRED STOCK
(Cost $210,365,161)		203,399,594

SHORT - TERM INVESTMENT (B) (C)— 0.0%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.620%
(Cost $105,866)	105,866	105,866

REPURCHASE AGREEMENTS (C) — 0.5%
Chase Securities
1.650%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $272,151 (collateralized by U.S. Treasury Obligations, ranging in par value $51,833 - $129,124, 1.875%, 1/31/2022, with a total market value of $284,783)	$272,139	272,139

Royal Bank of Canada
1.670%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $675,649 (collateralized by U.S. Treasury Obligations, ranging in par value $71,447 - $120,834, 1.625%, 5/15/2026, with a total market value of $755,514)	675,618	675,618

TOTAL REPURCHASE AGREEMENTs
(Cost $947,757)		947,757

TOTAL INVESTMENTS — 100.2%
(Cost $211,418,784)		$204,453,217

Percentages are based on Net Assets of $203,998,507

The accompanying notes are an integral part of the financial statements.

23

Schedule of Investments	April 30, 2018 (Unaudited)

Global X SuperIncome™ Preferred ETF

(A)	This security or a partial position of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $1,029,110.
(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2018.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2018 was $1,053,623.

ICE —Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ser — Series

USD —United States Dollar

VAR —Variable Rate

The following is a summary of the level of inputs used as of April 30, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$203,399,594	$—	$—	$203,399,594
Short - Term Investment	105,866	—	—	105,866
Repurchase Agreements	—	947,757	—	947,757
Total Investments in Securities	$203,505,460	$947,757	$—	$204,453,217

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

24

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Social Media ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 20.6%
Consumer Goods — 0.2%
Changyou.com ADR	24,684	$469,736
Consumer Services — 0.1%
Renren ADR * (A)	25,090	225,057
Technology — 20.3%
Baidu ADR *	32,615	8,183,104
Momo ADR *	202,437	7,065,051
NetEase ADR	31,573	8,116,471
SINA *	77,386	7,393,458
Weibo ADR *	41,649	4,769,644
YY ADR *	49,571	4,778,149
		40,305,877
TOTAL CHINA		41,000,670
GERMANY— 5.2%
Technology — 5.2%
United Internet	139,270	9,049,319
XING	3,816	1,187,198
TOTAL GERMANY		10,236,517
HONG KONG— 10.4%
Technology — 10.4%
Tencent Holdings	411,615	20,506,669
JAPAN— 8.2%
Consumer Goods — 4.3%
Nexon	591,264	8,607,572
Consumer Services — 1.9%
Dena	152,371	2,903,299
Gree	163,735	905,275
		3,808,574
Technology — 2.0%
LINE *	52,350	1,911,247

The accompanying notes are an integral part of the financial statements.

25

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Mixi	59,100	$1,949,747
		3,860,994
TOTAL JAPAN		16,277,140
RUSSIA— 7.1%
Technology — 7.1%
Mail.Ru Group GDR *	148,415	4,689,914
Yandex, Cl A *	279,082	9,310,176
TOTAL RUSSIA		14,000,090
TAIWAN— 0.3%
Consumer Services — 0.3%
PChome Online	128,244	600,334
UNITED STATES— 48.1%
Consumer Goods — 2.2%
Glu Mobile *	148,314	649,615
Zynga, Cl A *	1,096,545	3,783,080
		4,432,695
Consumer Services — 5.4%
ANGI Homeservices *	71,680	957,645
Groupon, Cl A *	609,796	2,829,454
Pandora Media * (A)	332,434	1,864,955
Yelp, Cl A *	111,410	4,996,738
		10,648,792
Technology — 40.5%
Alphabet, Cl A *	8,813	8,976,745
Facebook, Cl A *	107,425	18,477,100
IAC *	71,303	11,561,068
Match Group * (A)	55,772	2,627,977
Meet Group *	99,133	235,937
Snap, Cl A * (A)	741,690	10,628,418
Twitter *	918,049	27,826,065
		80,333,310
TOTAL UNITED STATES		95,414,797
TOTAL COMMON STOCK
(Cost $186,969,412)		198,036,217

SHORT - TERM INVESTMENT (B) (C) — 0.5%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.620%
(Cost $896,711)	896,711	896,711

The accompanying notes are an integral part of the financial statements.

26

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Social Media ETF

	Face Amount	Value
REPURCHASE AGREEMENTS (C) — 4.0%
Chase Securities
1.650%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $2,305,191 (collateralized by U.S. Treasury Obligations, ranging in par value $439,042 - $1,093,714, 1.875%, 1/31/2022, with a total market value of $2,412,186)	$2,305,085	$2,305,085

Royal Bank of Canada
1.670%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $5,722,919 (collateralized by U.S. Treasury Obligations, ranging in par value $605,171 - $1,023,497, 1.625%, 5/15/2026, with a total market value of $6,399,392)	5,722,654	5,722,654

TOTAL REPURCHASE AGREEMENTS
(Cost $8,027,739)		8,027,739
TOTAL INVESTMENTS — 104.4%
(Cost $195,893,862)		$206,960,667

Percentages are based on Net Assets of $198,144,882.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $8,706,819.
(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2018.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2018 was $8,924,450.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The following is a summary of the level of inputs used as of April 30, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$198,036,217	$—	$—	$198,036,217
Short - Term Investment	896,711	—	—	896,711
Repurchase Agreements	—	8,027,739	—	8,027,739
Total Investments in Securities	$198,932,928	$8,027,739	$—	$206,960,667

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

27

Schedule of Investments	April 30, 2018 (Unaudited)

Global X | JPMorgan Efficiente Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
iShares Core S&P Small-Capital ETF	6,844	$532,600
iShares Gold Trust *	39,955	504,232
iShares S&P GSCI Commodity Indexed Trust *	31,443	547,737
iShares TIPS Bond ETF	6,848	771,153
Vanguard FTSE Developed Markets ETF	17,746	795,198
Vanguard FTSE Emerging Markets ETF	22,268	1,017,202
Vanguard S&P 500 ETF	4,359	1,058,889

TOTAL INVESTMENTS — 100.0%
(Cost $4,910,843)		$5,227,011

Percentages are based on Net Assets of $5,228,762.

*	Non-income producing security.

ETF — Exchange Traded Fund

FTSE  — Financial Times Stock Exchange

GSCI  — Goldman Sachs Commodity Index

S&P — Standard & Poor's

TIPS  — Treasury Inflation Protected Securities

As of April 30, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

28

Schedule of Investments	April 30, 2018 (Unaudited)

Global X | JPMorgan US Sector Rotator Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
iShares 1-3 Year Treasury Bond ETF, Cl 3	28,042	$2,335,057
SPDR Dow Jones REIT ETF	8,684	758,895
Utilities Select Sector SPDR Fund	16,395	845,326

TOTAL INVESTMENTS — 100.0%
(Cost $3,901,015)		$3,939,278

Percentages are based on Net Assets of $3,940,151.

Cl — Class

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipts

As of April 30, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investment.

The accompanying notes are an integral part of the financial statements.

29

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Guru® Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 98.5%
CANADA— 2.3%
Basic Materials — 1.1%
Teck Resources, Cl B	24,021	$603,648
Consumer Services — 1.2%
Restaurant Brands International	12,500	680,250
TOTAL CANADA		1,283,898
CHINA— 3.6%
Consumer Services — 2.3%
Alibaba Group Holding ADR *	3,887	693,985
JD.com ADR *	15,466	564,664
		1,258,649
Technology — 1.3%
Baidu ADR *	2,936	736,642
TOTAL CHINA		1,995,291
NETHERLANDS— 1.2%
Technology — 1.2%
NXP Semiconductors *	6,232	653,737
UNITED KINGDOM— 1.2%
Consumer Services — 1.2%
Liberty Global *	22,069	642,208
UNITED STATES— 90.2%
Basic Materials — 2.7%
ArcelorMittal	20,645	698,627

The accompanying notes are an integral part of the financial statements.

30

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Celanese, Cl A	7,066	$767,862
		1,466,489
Consumer Goods — 17.7%
Adient	11,484	703,854
Constellation Brands, Cl A	3,360	783,317
Cooper-Standard Holdings *	6,266	775,731
Coty, Cl A	33,839	587,106
Deckers Outdoor *	7,590	707,843
Electronic Arts *	5,761	679,683
General Motors	17,409	639,607
Herbalife Nutrition *	8,686	918,371
LKQ *	17,442	541,051
Mondelez International, Cl A	16,529	652,895
Monsanto	6,022	754,978
Navistar International *	18,581	646,805
Procter & Gamble	8,841	639,558
WR Grace	10,933	748,255
		9,779,054
Consumer Services — 13.7%
AutoNation *	13,851	639,778
Charter Communications, Cl A *	2,004	543,665
Comcast, Cl A	18,178	570,607
Delta Air Lines	13,759	718,495
ILG	23,029	785,980
MGM Resorts International	20,817	654,070
Netflix *	2,600	812,396
Time Warner	7,670	727,116
Twenty-First Century Fox, Cl B	19,880	717,072
United Continental Holdings *	10,916	737,266
Viacom, Cl B	21,473	647,626
		7,554,071
Financials — 12.7%
American International Group	12,301	688,856
Arch Capital Group *	8,108	649,694
Berkshire Hathaway, Cl B *	3,573	692,197
CIT Group	13,547	717,314
Citizens Financial Group	15,832	656,870
Green Dot, Cl A *	12,108	736,287
Investors Bancorp	52,873	706,912
JPMorgan Chase	6,307	686,075
Visa, Cl A	5,959	756,078
Western Union	36,069	712,363
		7,002,646

The accompanying notes are an integral part of the financial statements.

31

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 13.1%
ABIOMED *	2,791	$839,951
Baxter International	10,966	762,137
HCA Healthcare	7,218	691,051
Heron Therapeutics *	30,481	923,575
Incyte *	8,513	527,295
Merck	13,013	766,075
Mylan *	17,492	677,990
Neurocrine Biosciences *	8,514	690,315
Perrigo	8,127	635,044
Pfizer	20,404	746,991
		7,260,424
Industrials — 2.3%
MasTec *	14,400	633,600
Spirit Aerosystems Holdings, Cl A	7,864	632,030
		1,265,630
Oil & Gas — 6.1%
Cheniere Energy *	12,580	731,653
Encana	65,697	819,899
Energen *	13,978	914,720
Hess	16,004	912,068
		3,378,340
Real Estate Investment Trusts — 5.2%
American Tower, Cl A	5,349	729,390
Crown Castle International	6,769	682,789
Invitation Homes	33,873	783,821
VEREIT	102,903	699,740
		2,895,740
Technology — 12.2%
Adobe Systems *	3,590	795,544
Alphabet, Cl A *	668	680,412
Dell Technologies, Cl V *	10,555	757,532
Facebook, Cl A *	4,048	696,256
GoDaddy, Cl A *	13,066	843,541
IAC *	4,916	797,080
Micron Technology *	16,751	770,211
Microsoft	7,863	735,348
ViaSat * (A)	10,419	666,607
		6,742,531
Telecommunications — 1.3%
Sprint * (A)	132,703	744,464
Utilities — 3.2%
NRG Energy	28,845	894,195

The accompanying notes are an integral part of the financial statements.

32

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Guru® Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Utilities — continued
Vistra Energy *	38,984	$890,784
		1,784,979
TOTAL UNITED STATES		49,874,368
TOTAL COMMON STOCK
(Cost $51,404,264)		54,449,502

MASTER LIMITED PARTNERSHIP — 1.3%
UNITED STATES— 1.3%
Oil & Gas — 1.3%
Energy Transfer Partners
(Cost $748,451)	38,921	701,356

SHORT - TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.620%
(Cost $93,637)	93,637	93,637

REPURCHASE AGREEMENTS (C) — 1.5%
Chase Securities
1.650%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $240,714 (collateralized by U.S. Treasury Obligations, ranging in par value $45,846 - $114,209, 1.875%, 1/31/2022, with a total market value of $251,887)	$240,703	240,703

Royal Bank of Canada
1.670%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $597,603 (collateralized by U.S. Treasury Obligations, ranging in par value $63,194 - $106,876, 1.625%, 5/15/2026, with a total market value of $668,242)	597,575	597,575

TOTAL REPURCHASE AGREEMENTS
(Cost $838,278)		838,278
TOTAL INVESTMENTS — 101.5%
(Cost $53,084,630)		$56,082,773

Percentages are based on Net Assets of $55,269,226.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $842,003.
(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2018.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2018 was 931,915.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

33

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Guru® Index ETF

The following is a summary of the level of inputs used as of April 30, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$54,449,502	$—	$—	$54,449,502
Master Limited Partnership	701,356	—	—	701,356
Short - Term Investment	93,637	—	—	93,637
Repurchase Agreements	—	838,278	—	838,278
Total Investments in Securities	$55,244,495	$838,278	$—	$56,082,773

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

34

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta US ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES— 99.8%
Basic Materials — 2.6%
Air Products & Chemicals	496	$80,496
Albemarle	2,696	261,404
Celanese, Cl A	2,853	310,036
DowDuPont	7,066	446,854
Eastman Chemical	2,691	274,697
FMC	2,224	177,320
Freeport-McMoRan Copper & Gold	9,503	144,541
International Flavors & Fragrances	2,571	363,179
International Paper	1,704	87,858
Mosaic	8,685	234,061
Newmont Mining	15,396	604,909
Nucor	1,534	94,525
Praxair	1,595	243,269
Steel Dynamics	3,536	158,448
		3,481,597
Consumer Goods — 9.7%
Activision Blizzard	2,370	157,249
Altria Group	2,046	114,801
Aptiv *	1,011	85,510
Archer-Daniels-Midland	2,724	123,615
Autoliv	3,410	457,111
BorgWarner	5,615	274,798
Brown-Forman, Cl B	3,758	210,598
Bunge	6,016	434,536
Campbell Soup	5,757	234,770
Church & Dwight	4,864	224,717

The accompanying notes are an integral part of the financial statements.

35

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Clorox	2,970	$348,084
Coca-Cola	2,841	122,760
Colgate-Palmolive	1,064	69,405
Conagra Brands	6,780	251,335
Constellation Brands, Cl A	2,448	570,702
Coty, Cl A	5,015	87,010
DR Horton	8,746	386,048
Dr Pepper Snapple Group	3,211	385,192
Electronic Arts *	2,574	303,681
Estee Lauder, Cl A	4,062	601,542
Ford Motor	6,646	74,701
General Mills	1,592	69,634
General Motors	5,432	199,572
Genuine Parts	1,363	120,380
Goodyear Tire & Rubber	5,115	128,438
Hanesbrands	7,426	137,158
Hasbro	2,367	208,509
Hershey	3,060	281,336
Hormel Foods	9,645	349,631
Ingredion	1,286	155,722
JM Smucker	3,450	393,576
Kellogg	2,324	136,884
Kimberly-Clark	623	64,505
Kraft Heinz	2,358	132,944
Lear	1,870	349,634
Lennar, Cl A	5,258	278,096
LKQ *	4,169	129,323
Mattel	6,805	100,714
McCormick	2,468	260,152
Mohawk Industries *	1,480	310,622
Molson Coors Brewing, Cl B	3,184	226,828
Mondelez International, Cl A	4,396	173,642
Monsanto	2,263	283,712
Monster Beverage *	1,870	102,850
Newell Brands	5,573	153,982
NIKE, Cl B	1,917	131,103
PepsiCo	1,125	113,557
Philip Morris International	2,423	198,686
Procter & Gamble	1,626	117,625
PVH	3,192	509,667
Snap-On	901	130,871
Stanley Black & Decker	3,141	444,734
Take-Two Interactive Software *	1,178	117,458
Tapestry	2,910	156,471

The accompanying notes are an integral part of the financial statements.

36

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Tesla *	257	$75,532
Tyson Foods, Cl A	6,674	467,847
VF	1,906	154,138
Whirlpool	869	134,652
		13,018,350
Consumer Services — 8.9%
Advance Auto Parts	880	100,716
Amazon.com *	107	167,576
AutoZone *	237	148,011
Best Buy	8,810	674,229
Booking Holdings *	44	95,832
Cardinal Health	1,825	117,110
CarMax *	1,921	120,063
Carnival	5,876	370,541
Charter Communications, Cl A *	758	205,638
Chipotle Mexican Grill, Cl A *	765	323,847
Comcast, Cl A	5,994	188,152
Costco Wholesale	384	75,709
CVS Health	4,116	287,421
Darden Restaurants	3,885	360,761
Delta Air Lines	3,599	187,940
DISH Network, Cl A *	1,731	58,075
Dollar Tree *	1,651	158,314
eBay *	5,837	221,105
Expedia Group	686	78,986
Foot Locker	3,897	167,883
Hilton Worldwide Holdings	3,364	265,218
Home Depot	839	155,047
Interpublic Group	5,501	129,769
Kroger	4,270	107,561
L Brands	2,759	96,317
Lowe's	733	60,421
Macy's	8,837	274,566
Marriott International, Cl A	1,903	260,102
McDonald's	2,863	479,381
MercadoLibre	449	152,485
MGM Resorts International	5,002	157,163
Netflix *	794	248,093
Nielsen Holdings	4,307	135,455
Norwegian Cruise Line Holdings *	3,131	167,415
Omnicom Group	1,116	82,204
O'Reilly Automotive *	306	78,358
Qurate Retail Group QVC Group, Cl A *	5,982	140,039
Royal Caribbean Cruises	4,034	436,438

The accompanying notes are an integral part of the financial statements.

37

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Sirius XM Holdings	54,852	$347,213
Southwest Airlines	2,023	106,875
Starbucks	2,099	120,839
Sysco	2,425	151,660
Target	5,373	390,080
Tiffany	5,551	570,809
Time Warner	2,479	235,009
TJX	1,528	129,651
Twenty-First Century Fox, Cl A	2,431	88,877
Ulta Beauty *	653	163,844
United Continental Holdings *	1,527	103,133
Walgreens Boots Alliance	3,228	214,501
Walmart	8,351	738,729
Walt Disney	2,060	206,680
Wyndham Worldwide	1,841	210,261
Wynn Resorts	1,726	321,364
Yum! Brands	3,601	313,647
		11,947,113
Financials — 21.2%
Affiliated Managers Group	1,083	178,543
Aflac	5,654	257,653
Alleghany	515	295,955
Allstate	4,204	411,235
Ally Financial	15,380	401,418
American Express	2,875	283,906
American International Group	4,426	247,856
Ameriprise Financial	1,201	168,392
Annaly Capital Management	77,321	801,819
Aon	1,941	276,534
Arch Capital Group *	9,051	725,257
Arthur J Gallagher	6,447	451,226
Bank of America	16,254	486,320
Bank of New York Mellon	6,688	364,563
BB&T	7,126	376,253
Berkshire Hathaway, Cl B *	1,163	225,308
BlackRock, Cl A	331	172,617
Capital One Financial	1,132	102,582
Cboe Global Markets	1,893	202,135
CBRE Group, Cl A *	3,770	170,819
Charles Schwab	8,420	468,826
Chubb	2,505	339,853
Cincinnati Financial	4,075	286,635
CIT Group	6,186	327,549
Citigroup	2,496	170,402

The accompanying notes are an integral part of the financial statements.

38

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Citizens Financial Group	15,315	$635,419
CME Group, Cl A	6,161	971,467
Comerica	7,281	688,637
Discover Financial Services	2,272	161,880
E*TRADE Financial *	9,180	557,042
Equifax	1,851	207,404
Everest Re Group	2,069	481,394
Fifth Third Bancorp	13,263	439,934
First Republic Bank	7,056	655,291
FNF Group	16,700	615,061
Franklin Resources	4,041	135,939
Goldman Sachs Group	810	193,047
Hartford Financial Services Group	7,104	382,479
Huntington Bancshares	26,837	400,140
IHS Markit *	5,837	286,772
Intercontinental Exchange	9,854	714,021
Invesco	5,059	146,559
JPMorgan Chase	5,105	555,322
KeyCorp	27,077	539,374
Liberty Broadband, Cl C *	4,223	299,368
Lincoln National	4,025	284,326
Loews	6,628	347,705
M&T Bank	2,917	531,681
Markel *	458	517,558
Marsh & McLennan	2,641	215,242
Mastercard, Cl A	1,841	328,195
MetLife	3,751	178,810
Moody's	1,200	194,640
Morgan Stanley	3,713	191,665
MSCI, Cl A	1,567	234,784
Nasdaq	4,785	422,611
Northern Trust	4,916	524,783
PNC Financial Services Group	4,792	697,763
Principal Financial Group	3,818	226,102
Progressive	8,882	535,496
Prudential Financial	898	95,475
Raymond James Financial	4,199	376,860
Regions Financial	43,092	805,820
S&P Global	1,215	229,149
State Street	2,988	298,143
SunTrust Banks	5,209	347,961
SVB Financial Group *	961	287,925
Synchrony Financial	3,568	118,351
T Rowe Price Group	1,321	150,356

The accompanying notes are an integral part of the financial statements.

39

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
TD Ameritrade Holding	6,455	$374,971
Torchmark	3,692	320,244
Travelers	1,501	197,532
Unum Group	6,155	297,779
US Bancorp	5,190	261,835
Visa, Cl A	1,827	231,810
Wells Fargo	3,280	170,429
Western Union	4,261	84,155
Willis Towers Watson	2,401	356,573
XL Group	10,655	592,311
Zions Bancorporation	4,383	239,969
		28,529,215
Health Care — 12.0%
Abbott Laboratories	7,367	428,244
AbbVie	1,241	119,819
Aetna	4,693	840,282
Align Technology *	873	218,119
Allergan	1,472	226,173
Amgen	684	119,344
Anthem	3,449	813,929
Baxter International	8,948	621,886
Becton Dickinson	2,108	488,782
BioMarin Pharmaceutical *	1,935	161,592
Boston Scientific *	9,517	273,328
Centene *	6,794	737,692
Cigna	2,880	494,841
Cooper	2,690	615,230
DaVita *	4,173	262,023
DENTSPLY SIRONA	4,353	219,130
Edwards Lifesciences *	1,252	159,455
Eli Lilly	2,343	189,947
Express Scripts Holding *	4,831	365,707
Henry Schein *	2,330	177,080
Hologic *	7,634	296,123
Humana	2,296	675,437
IDEXX Laboratories *	1,529	297,375
Illumina *	1,049	252,735
Intuitive Surgical *	1,252	551,856
IQVIA Holdings *	5,313	508,773
Johnson & Johnson	2,226	281,567
Laboratory Corp of America Holdings *	3,309	565,012
Medtronic	4,060	325,328
Merck	2,282	134,341
Mylan *	4,207	163,063

The accompanying notes are an integral part of the financial statements.

40

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Perrigo	2,737	$213,869
Pfizer	9,632	352,627
Quest Diagnostics	3,238	327,686
ResMed	4,905	464,209
Stryker	1,869	316,646
Thermo Fisher Scientific	1,296	272,614
UnitedHealth Group	1,918	453,415
Universal Health Services, Cl B	2,798	319,532
Varian Medical Systems *	3,442	397,861
Vertex Pharmaceuticals *	1,088	166,638
Waters *	2,170	408,850
Zimmer Biomet Holdings	3,190	367,392
Zoetis, Cl A	6,020	502,550
		16,148,102
Industrials — 13.4%
3M	813	158,039
Agilent Technologies	3,887	255,532
Alliance Data Systems	463	94,012
AMETEK	4,025	280,945
Amphenol, Cl A	3,664	306,713
Arconic	8,100	144,261
Automatic Data Processing	1,696	200,264
Ball	6,274	251,525
Boeing	928	309,544
Broadridge Financial Solutions	2,614	280,247
Caterpillar	625	90,225
CH Robinson Worldwide	3,906	359,469
Cintas	1,559	265,498
CSX	2,740	162,729
Cummins	1,346	215,171
Danaher	4,011	402,384
Deere	1,499	202,860
Dover	3,048	282,549
Eaton	2,299	172,494
Emerson Electric	1,944	129,101
Expeditors International of Washington	4,448	284,049
Fastenal	2,091	104,529
FedEx	1,045	258,324
Fidelity National Information Services	3,540	336,194
Fiserv *	2,998	212,438
FleetCor Technologies *	414	85,814
Fluor	2,386	140,655
Fortive	1,442	101,387
Fortune Brands Home & Security	1,113	60,870

The accompanying notes are an integral part of the financial statements.

41

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
General Dynamics	1,191	$239,760
General Electric	11,565	162,720
Global Payments	1,802	203,716
Honeywell International	1,164	168,407
Huntington Ingalls Industries	689	167,572
Illinois Tool Works	936	132,931
Ingersoll-Rand	3,007	252,257
JB Hunt Transport Services	1,547	181,664
Johnson Controls International	2,324	78,714
Kansas City Southern	2,918	311,146
L3 Technologies	2,115	414,286
Lockheed Martin	1,298	416,450
Martin Marietta Materials	1,656	322,539
Masco	4,054	153,525
Mettler-Toledo International *	568	318,040
Norfolk Southern	2,319	332,707
Northrop Grumman	1,393	448,602
PACCAR	1,289	82,071
Packaging Corp of America	1,253	144,960
Parker-Hannifin	815	134,165
Paychex	2,648	160,389
PayPal Holdings *	1,787	133,328
Pentair	3,024	203,455
Raytheon	2,598	532,434
Republic Services, Cl A	8,747	565,756
Rockwell Automation	990	162,885
Rockwell Collins	2,401	318,228
Roper Technologies	1,505	397,606
Sealed Air	3,067	134,488
Sherwin-Williams	523	192,286
TE Connectivity	2,864	262,772
Textron	3,430	213,140
Total System Services	6,165	518,230
TransDigm Group	612	196,189
Union Pacific	2,222	296,926
United Parcel Service, Cl B	939	106,577
United Rentals *	1,384	207,600
United Technologies	564	67,765
Verisk Analytics, Cl A *	3,227	343,514
Vulcan Materials	2,754	307,594
Waste Management	4,470	363,366
Westrock	4,091	242,023
Worldpay, Cl A *	7,214	585,921
WW Grainger	1,252	352,250

The accompanying notes are an integral part of the financial statements.

42

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Xylem	4,831	$352,180
		18,030,956
Oil & Gas — 5.0%
Anadarko Petroleum	1,541	103,740
Andeavor	4,680	647,338
Baker Hughes a GE	4,875	176,036
Cabot Oil & Gas	4,514	107,930
Cheniere Energy *	2,005	116,611
Chevron	2,494	312,024
Cimarex Energy	912	91,738
Concho Resources *	2,067	324,953
ConocoPhillips	3,407	223,159
Diamondback Energy *	1,352	173,664
EOG Resources	2,391	282,545
EQT	4,890	245,429
Exxon Mobil	4,534	352,519
Hess	3,320	189,207
Kinder Morgan	10,053	159,038
Marathon Oil	10,836	197,757
Marathon Petroleum	6,007	449,984
National Oilwell Varco	6,570	254,062
Noble Energy	6,969	235,761
Occidental Petroleum	7,573	585,090
Phillips 66	1,741	193,791
Pioneer Natural Resources	1,102	222,108
Schlumberger	3,039	208,354
Targa Resources	3,053	143,399
Valero Energy	6,824	756,986
		6,753,223
Real Estate Investment Trusts — 5.7%
Alexandria Real Estate Equities	1,629	202,925
American Tower, Cl A	1,626	221,721
AvalonBay Communities	1,365	222,495
Crown Castle International	2,648	267,104
Digital Realty Trust	4,797	506,995
Duke Realty	13,935	377,638
Equinix	925	389,231
Equity Residential	2,952	182,168
Essex Property Trust	2,564	614,565
Extra Space Storage	3,169	283,911
Federal Realty Investment Trust	1,353	156,745
GGP	9,697	193,843
HCP	7,044	164,548
Host Hotels & Resorts	12,219	239,004

The accompanying notes are an integral part of the financial statements.

43

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Iron Mountain	3,469	$117,738
Kimco Realty	8,780	127,398
Macerich	5,981	344,625
Mid-America Apartment Communities	3,305	302,275
ProLogis	4,675	303,454
Public Storage	540	108,961
Realty Income	8,803	444,640
Regency Centers	2,470	145,359
SBA Communications, Cl A *	2,571	411,951
Simon Property Group	550	85,987
SL Green Realty	2,075	202,810
UDR	9,251	334,424
Ventas	2,026	104,177
VEREIT	35,100	238,680
Vornado Realty Trust	1,995	135,720
Welltower	2,828	151,128
Weyerhaeuser	2,705	99,490
		7,681,710
Technology — 10.4%
Adobe Systems *	987	218,719
Advanced Micro Devices *	8,864	96,440
Akamai Technologies *	4,180	299,497
Alphabet, Cl A *	82	83,524
Amdocs	4,896	329,256
Analog Devices	1,147	100,190
ANSYS *	2,588	418,376
Apple	997	164,764
Applied Materials	1,800	89,406
Autodesk *	968	121,871
Broadcom	366	83,968
CA	7,608	264,758
Cadence Design Systems *	4,369	175,022
CDK Global	1,757	114,627
CDW	1,552	110,642
Cerner *	4,515	262,999
Check Point Software Technologies *	4,417	426,285
Cisco Systems	5,376	238,103
Citrix Systems *	1,806	185,856
Cognizant Technology Solutions, Cl A	2,210	180,822
Corning	7,716	208,486
DXC Technology	1,687	173,862
F5 Networks *	1,123	183,150
Facebook, Cl A *	888	152,736
Gartner *	2,261	274,237

The accompanying notes are an integral part of the financial statements.

44

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Harris	3,296	$515,560
HP	5,759	123,761
Intel	3,049	157,389
International Business Machines	566	82,048
Intuit	970	179,246
Juniper Networks	8,798	216,343
KLA-Tencor	2,793	284,160
Lam Research	1,714	317,193
Maxim Integrated Products	5,877	320,297
Microchip Technology	2,047	171,252
Micron Technology *	11,929	548,495
Microsoft	2,126	198,824
Motorola Solutions	5,036	553,104
NetApp	8,684	578,181
NVIDIA	693	155,856
Oracle	2,967	135,503
Palo Alto Networks *	1,330	256,038
Qorvo *	3,987	268,724
QUALCOMM	3,008	153,438
Red Hat *	1,468	239,372
salesforce.com *	1,586	191,890
Seagate Technology	3,040	175,985
ServiceNow *	3,614	600,430
Skyworks Solutions	2,614	226,791
Symantec	10,960	304,578
Synopsys *	4,692	401,213
Texas Instruments	2,220	225,175
Twitter *	15,074	456,893
VeriSign *	1,695	199,027
Western Digital	4,554	358,810
Workday, Cl A *	1,536	191,754
Xilinx	3,735	239,936
		13,984,862
Telecommunications — 0.7%
AT&T	8,590	280,893
CenturyLink	7,570	140,651
T-Mobile US *	7,217	436,700
Verizon Communications	2,352	116,071
		974,315
Utilities — 10.2%
Alliant Energy	14,295	613,970
Ameren	11,051	647,810
American Electric Power	7,287	509,944
American Water Works	5,668	490,736

The accompanying notes are an integral part of the financial statements.

45

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
CenterPoint Energy	18,814	$476,559
CMS Energy	13,914	656,602
Consolidated Edison	9,940	796,492
Dominion Energy	2,217	147,563
DTE Energy	6,771	713,663
Duke Energy	6,731	539,557
Edison International	9,476	620,868
Entergy	5,760	469,958
Eversource Energy	8,670	522,368
Exelon	13,259	526,117
FirstEnergy	12,892	443,485
NextEra Energy	5,395	884,294
NiSource	14,801	360,996
PG&E	5,176	238,614
Pinnacle West Capital	5,709	459,575
PPL	7,482	217,726
Public Service Enterprise Group	6,250	325,937
SCANA	5,619	206,611
Sempra Energy	2,761	308,680
Southern	12,386	571,242
WEC Energy Group	12,610	810,571
Westar Energy, Cl A	6,709	363,494
Xcel Energy	18,441	863,776
		13,787,208
TOTAL UNITED STATES		134,336,651
TOTAL INVESTMENTS — 99.8%
(Cost $120,183,781)		$134,336,651

Percentages are based on Net Assets of $134,630,433.

*	Non-income producing security.

Cl — Class

As of April 30, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

46

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Europe ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.0%
AUSTRIA— 1.5%
Basic Materials — 0.2%
voestalpine	391	$20,649
Financials — 0.6%
Erste Group Bank	475	23,300
IMMOFINANZ	7,542	19,810
Raiffeisen Bank International	803	27,165
		70,275
Industrials — 0.3%
ANDRITZ	130	6,999
Wienerberger	929	23,458
		30,457
Oil & Gas — 0.3%
OMV	621	38,640
Technology — 0.1%
AMS	187	15,562
TOTAL AUSTRIA		175,583
BELGIUM— 3.5%
Basic Materials — 0.4%
Solvay	138	19,274
Umicore	371	20,736
		40,010
Consumer Goods — 0.0%
Ontex Group	187	4,808
Consumer Services — 0.3%
Colruyt	272	15,340

The accompanying notes are an integral part of the financial statements.

47

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Telenet Group Holding *	308	$18,070
		33,410
Financials — 1.8%
Ackermans & van Haaren	260	47,057
Ageas	623	33,458
Groupe Bruxelles Lambert	265	30,404
KBC Group	438	38,313
Sofina	291	50,910
		200,142
Health Care — 0.5%
Ablynx *	110	5,951
UCB	593	44,965
		50,916
Industrials — 0.1%
bpost	396	8,693
Real Estate Investment Trusts — 0.3%
Cofinimmo	260	34,554
Telecommunications — 0.1%
Proximus	295	9,064
TOTAL BELGIUM		381,597
DENMARK— 3.9%
Consumer Goods — 0.5%
Carlsberg, Cl B	316	35,430
Royal Unibrew	231	15,358
		50,788
Financials — 1.1%
Danske Bank	1,020	35,628
Jyske Bank	724	43,546
Sydbank	871	32,317
Tryg	661	15,703
		127,194
Health Care — 1.4%
Christian Hansen Holding	407	37,039
Coloplast, Cl B	273	23,198
GN Store Nord	492	17,345
H Lundbeck	433	25,208
Novo Nordisk, Cl B	154	7,287
Novozymes, Cl B	369	17,443
William Demant Holding *	855	33,443
		160,963
Industrials — 0.5%
A P Moller - Maersk, Cl B	21	33,904

The accompanying notes are an integral part of the financial statements.

48

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
DSV	182	$14,471
ISS	349	12,224
		60,599
Oil & Gas — 0.1%
Vestas Wind Systems	84	5,451
Technology — 0.1%
SimCorp	179	13,039
Utilities — 0.2%
Orsted (A)	261	17,230
TOTAL DENMARK		435,264
FINLAND— 3.8%
Basic Materials — 0.8%
Outokumpu	2,213	14,385
Stora Enso, Cl R	2,336	46,385
UPM-Kymmene	903	32,381
		93,151
Consumer Goods — 0.2%
Amer Sports	423	12,981
Nokian Renkaat	354	14,221
		27,202
Consumer Services — 0.4%
Kesko, Cl B	769	45,247
Financials — 0.3%
Sampo, Cl A	567	30,656
Health Care — 0.1%
Orion, Cl B	370	11,256
Industrials — 0.3%
Huhtamaki	290	11,857
Kone, Cl B	160	7,976
Konecranes, Cl A	159	6,528
Metso	228	8,151
Wartsila Abp	207	4,414
		38,926
Oil & Gas — 0.8%
Neste	1,047	88,422
Technology — 0.3%
Nokia	4,276	25,718
Tieto	324	11,642
		37,360
Telecommunications — 0.2%
Elisa	442	19,609

The accompanying notes are an integral part of the financial statements.

49

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.4%
Fortum	1,818	$41,975
TOTAL FINLAND		433,804
FRANCE— 15.0%
Basic Materials — 0.5%
Air Liquide	102	13,316
Arkema	120	15,730
Imerys	288	26,306
		55,352
Consumer Goods — 2.0%
Christian Dior	25	10,545
Cie Generale des Etablissements Michelin, Cl B	171	24,079
Cie Plastic Omnium	143	6,883
Faurecia	267	21,872
Hermes International	30	19,420
L'Oreal	57	13,694
LVMH Moet Hennessy Louis Vuitton	31	10,835
Pernod Ricard	235	39,054
Peugeot	678	16,727
Renault	101	10,963
SEB	72	13,823
Societe BIC	143	14,591
Ubisoft Entertainment *	202	19,344
		221,830
Consumer Services — 1.9%
Air France-KLM *	1,678	16,499
Carrefour	533	10,970
Casino Guichard Perrachon	244	12,665
Elior Group (A)	1,555	31,807
Elis	335	8,022
Eutelsat Communications	1,746	37,844
JCDecaux	278	9,949
Lagardere SCA	1,358	38,852
Publicis Groupe	270	20,225
Sodexo	42	4,166
Vivendi	960	25,390
		216,389
Financials — 2.0%
Amundi (A)	188	16,009
AXA	416	11,922
BNP Paribas	338	26,127
CNP Assurances	806	20,684
Credit Agricole	981	16,161
Natixis	3,006	24,741

The accompanying notes are an integral part of the financial statements.

50

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Nexity	463	$28,949
SCOR	884	35,939
Societe Generale	334	18,343
Wendel	198	29,951
		228,826
Health Care — 1.4%
BioMerieux	295	23,381
Essilor International	44	6,010
Eurofins Scientific	27	14,608
Ipsen	135	21,938
Orpea	499	64,117
Sanofi	410	32,590
		162,644
Industrials — 3.8%
Aeroports de Paris	113	24,902
Airbus	84	9,885
Alstom	1,532	69,800
Bollore	5,546	27,593
Bouygues	1,267	64,676
Bureau Veritas	320	8,370
Cie de Saint-Gobain	261	13,716
Dassault Aviation	14	27,994
Edenred	346	11,914
Eiffage	294	35,059
Eurazeo	313	27,530
Getlink	683	9,647
Legrand	114	8,884
Rexel	776	12,048
Safran	90	10,598
Schneider Electric	177	16,099
SPIE	320	7,241
Teleperformance	54	8,671
Thales	97	12,305
Vinci	279	28,012
		434,944
Oil & Gas — 0.3%
Total	507	32,055
Real Estate Investment Trusts — 0.9%
Fonciere Des Regions	252	28,209
Gecina	174	30,188
ICADE	295	29,351
Klepierre	376	15,409
		103,157

The accompanying notes are an integral part of the financial statements.

51

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Technology — 0.5%
Atos	52	$7,030
Capgemini	173	23,828
Dassault Systemes	112	14,513
Iliad	33	6,617
Ingenico Group	96	8,397
		60,385
Telecommunications — 0.3%
Orange	2,094	38,240
Utilities — 1.4%
Electricite de France	1,102	15,511
Engie	1,463	25,718
Rubis SCA	921	71,772
Suez	1,176	16,993
Veolia Environnement	1,290	30,634
		160,628
TOTAL FRANCE		1,714,450
GERMANY— 11.2%
Basic Materials — 1.8%
Aurubis	457	40,925
BASF	304	31,705
Brenntag	76	4,363
Covestro (A)	118	10,772
Evonik Industries	1,300	46,304
K+S	1,159	34,181
LANXESS	248	18,445
Symrise	211	17,106
		203,801
Consumer Goods — 1.2%
adidas	28	6,898
Bayerische Motoren Werke	125	13,965
Beiersdorf	141	16,000
Daimler	131	10,367
HUGO BOSS	157	14,757
OSRAM Licht	501	28,915
Rheinmetall	337	44,238
		135,140
Consumer Services — 0.9%
Axel Springer	264	21,642
Deutsche Lufthansa	1,380	40,299
Fielmann	182	14,975
TUI	882	19,990
Zalando * (A)	104	5,372
		102,278

The accompanying notes are an integral part of the financial statements.

52

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — 2.8%
Aareal Bank	369	$18,493
Allianz	126	29,908
Commerzbank	2,475	32,026
Deutsche Annington Immobilien	735	36,951
Deutsche Bank	1,175	16,135
Deutsche Boerse	67	9,038
Deutsche EuroShop	460	16,562
Deutsche Wohnen	1,230	58,164
Hannover Rueck	228	32,120
LEG Immobilien	361	41,671
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	127	29,146
		320,214
Health Care — 0.5%
Bayer	118	14,155
Fresenius & KGaA	61	4,668
Fresenius Medical Care & KGaA	53	5,397
Gerresheimer	153	12,496
Merck KGaA	87	8,537
STADA Arzneimittel	120	12,155
		57,408
Industrials — 1.8%
Deutsche Post	201	8,767
Duerr	65	6,477
Fraport Frankfurt Airport Services Worldwide	315	30,599
GEA Group	672	26,314
HeidelbergCement	179	17,574
HOCHTIEF	64	11,722
KION Group	511	42,785
MAN	185	21,346
MTU Aero Engines	141	24,361
Wirecard	97	13,255
		203,200
Technology — 0.5%
Dialog Semiconductor *	713	15,278
SAP	105	11,725
Software	210	10,367
United Internet	259	16,829
		54,199
Telecommunications — 1.0%
Deutsche Telekom	920	16,112
Drillisch	235	17,064
Freenet	1,145	36,411
Telefonica Deutschland Holding	8,881	42,501
		112,088

The accompanying notes are an integral part of the financial statements.

53

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.7%
E.ON	670	$7,344
Innogy (A)	150	6,620
RWE	1,586	38,084
Uniper	726	22,516
		74,564
TOTAL GERMANY		1,262,892
IRELAND— 1.6%
Consumer Goods — 0.2%
Glanbia	1,013	17,135
Kerry Group, Cl A	102	10,413
		27,548
Consumer Services — 0.2%
Paddy Power Betfair	224	22,179
Financials — 0.4%
AIB Group	1,650	9,852
Bank of Ireland Group	4,123	37,111
		46,963
Industrials — 0.8%
CRH	441	15,723
Kingspan Group	371	16,737
Smurfit Kappa Group	1,222	52,207
		84,667
TOTAL IRELAND		181,357
ITALY— 6.0%
Consumer Goods — 0.8%
Davide Campari-Milano	1,806	13,572
Ferrari	84	10,357
Fiat Chrysler Automobiles *	1,413	31,702
Luxottica Group	201	12,570
Moncler	539	24,381
		92,582
Financials — 2.8%
Assicurazioni Generali	1,035	20,933
Azimut Holding	224	4,717
Banco BPM *	7,747	28,234
BPER Banca	3,918	22,684
EXOR	355	26,395
FinecoBank Banca Fineco	1,130	13,522
Intesa Sanpaolo	11,702	44,635
Mediobanca	3,553	43,206
Poste Italiane (A)	1,508	14,769
UniCredit	1,847	40,110
Unione di Banche Italiane SCpA	7,544	38,965

The accompanying notes are an integral part of the financial statements.

54

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
UnipolSai Assicurazioni	8,661	$23,335
		321,505
Health Care — 0.2%
Recordati	577	20,670
Industrials — 0.4%
Atlantia	263	8,738
CNH Industrial	541	6,693
Leonardo	1,642	19,065
Prysmian	264	7,776
		42,272
Oil & Gas — 0.4%
Eni	1,562	30,573
Saipem *	4,221	16,187
		46,760
Telecommunications — 0.1%
Telecom Italia *	9,951	9,837
Utilities — 1.3%
A2A	16,603	33,450
Enel	4,506	28,679
Snam	13,489	64,945
Terna Rete Elettrica Nazionale	3,449	20,740
		147,814
TOTAL ITALY		681,440
LUXEMBOURG— 0.4%
Basic Materials — 0.3%
Tenaris	2,057	38,696
Consumer Services — 0.1%
B&M European Value Retail	2,147	11,985
TOTAL LUXEMBOURG		50,681
NETHERLANDS— 5.2%
Basic Materials — 0.8%
Akzo Nobel	350	31,673
ArcelorMittal	609	20,672
Koninklijke DSM	356	36,913
		89,258
Consumer Goods — 0.2%
Coca-Cola European Partners	187	7,397
Heineken	41	4,325
Unilever	264	15,135
		26,857
Consumer Services — 0.6%
Koninklijke Ahold Delhaize	1,830	44,231

The accompanying notes are an integral part of the financial statements.

55

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
RELX	553	$11,769
Wolters Kluwer	206	11,158
		67,158
Financials — 1.2%
ABN AMRO Group (A)	855	26,579
ASR Nederland	382	18,074
Euronext (A)	205	14,712
ING Groep	1,329	22,441
NN Group	1,145	54,906
		136,712
Health Care — 0.6%
Aegon	4,995	36,765
Galapagos *	111	10,034
Koninklijke Philips	593	25,227
		72,026
Industrials — 0.5%
Aalberts Industries	254	12,533
Boskalis Westminster	709	21,047
Philips Lighting (A)	440	13,418
PostNL	947	3,685
		50,683
Oil & Gas — 0.2%
SBM Offshore	1,306	21,980
Real Estate Investment Trusts — 0.3%
Unibail-Rodamco	70	16,821
Wereldhave	411	16,536
		33,357
Technology — 0.8%
ASM International	499	29,964
BE Semiconductor Industries	59	4,088
Gemalto	333	20,068
NXP Semiconductors *	337	35,351
		89,471
TOTAL NETHERLANDS		587,502
NORWAY— 1.8%
Basic Materials — 0.4%
Norsk Hydro	2,731	17,066
Yara International	733	31,018
		48,084
Consumer Goods — 0.3%
Marine Harvest	579	12,623
Orkla	2,128	19,747
		32,370

The accompanying notes are an integral part of the financial statements.

56

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.6%
DnB	1,108	$20,822
Gjensidige Forsikring	1,767	28,056
Storebrand	1,672	14,338
		63,216
Oil & Gas — 0.5%
Statoil	1,013	25,985
Subsea 7	2,009	28,263
		54,248
Telecommunications — 0.0%
Telenor	220	4,883
TOTAL NORWAY		202,801
PORTUGAL— 0.4%
Oil & Gas — 0.3%
Galp Energia	1,640	31,534
Utilities — 0.1%
Energias de Portugal	3,400	12,636
TOTAL PORTUGAL		44,170
SPAIN— 4.1%
Basic Materials — 0.1%
Acerinox	1,015	14,280
Consumer Goods — 0.1%
Viscofan	191	12,692
Financials — 1.6%
Banco Bilbao Vizcaya Argentaria	1,726	14,034
Banco de Sabadell	8,352	16,413
Banco Santander	2,164	14,048
Bankia	5,068	22,331
Bankinter	4,032	42,283
Bolsas y Mercados Espanoles SHMSF	452	15,881
CaixaBank	7,478	36,492
Mapfre	5,047	17,586
		179,068
Health Care — 0.1%
Grifols	473	13,344
Industrials — 0.7%
Abertis Infraestructuras	1,430	31,548
Acciona	148	12,413
Aena SME (A)	52	10,750
Amadeus IT Group, Cl A	129	9,461
Ferrovial	803	17,206
		81,378

The accompanying notes are an integral part of the financial statements.

57

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 0.2%
Repsol	1,221	$23,382
Real Estate Investment Trusts — 0.2%
Merlin Properties Socimi	1,662	25,703
Telecommunications — 0.1%
Cellnex Telecom (A)	466	12,522
Utilities — 1.0%
Enagas	243	7,087
Endesa	1,951	45,659
Gas Natural SDG	811	20,489
Iberdrola	3,424	26,542
Red Electrica	387	8,080
		107,857
TOTAL SPAIN		470,226
SWEDEN— 6.3%
Basic Materials — 0.7%
BillerudKorsnas	1,396	20,613
Boliden	861	30,016
Hexpol	621	6,464
Svenska Cellulosa, Cl B	1,971	21,940
		79,033
Consumer Goods — 0.4%
Dometic Group (A)	1,379	13,273
Electrolux	250	6,614
Husqvarna, Cl B	1,613	15,578
Swedish Match	205	9,238
		44,703
Consumer Services — 0.3%
Hennes & Mauritz, Cl B	564	9,665
ICA Gruppen	759	23,656
		33,321
Financials — 2.3%
Castellum	1,608	26,117
Fabege	2,988	34,620
Fastighets Balder, Cl B *	644	16,676
Hufvudstaden, Cl A	855	12,615
Industrivarden, Cl C	1,143	24,205
Intrum Justitia	304	8,108
Investor, Cl B	491	21,515
Kinnevik	707	25,641
L E Lundbergforetagen, Cl B	164	11,161
Nordea Bank	2,067	21,131
Skandinaviska Enskilda Banken, Cl A	2,532	23,892
Svenska Handelsbanken, Cl A	1,693	18,977

The accompanying notes are an integral part of the financial statements.

58

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Swedbank, Cl A	735	$16,053
		260,711
Health Care — 0.3%
Elekta, Cl B	1,319	15,005
Swedish Orphan Biovitrum *	681	14,710
		29,715
Industrials — 1.1%
Alfa Laval	400	9,960
Atlas Copco, Cl A	204	8,029
Saab, Cl B	470	19,326
Sandvik	522	8,956
Securitas, Cl B	483	7,845
Skanska, Cl B	546	10,698
Trelleborg, Cl B	1,236	29,023
Volvo, Cl B	1,841	31,417
		125,254
Oil & Gas — 0.2%
Lundin Petroleum *	755	20,915
Technology — 0.4%
Hexagon, Cl B	113	6,566
Telefonaktiebolaget LM Ericsson, Cl B	4,510	34,665
		41,231
Telecommunications — 0.6%
Tele2, Cl B	3,403	44,372
Telia	4,519	22,318
		66,690
TOTAL SWEDEN		701,573
SWITZERLAND— 9.2%
Basic Materials — 0.7%
Clariant	1,402	32,589
EMS-Chemie Holding	37	22,987
Givaudan *	6	13,450
VAT Group (A)	68	10,125
		79,151
Consumer Goods — 1.1%
Aryzta	709	15,055
Barry Callebaut	12	21,664
Chocoladefabriken Lindt & Spruengli	2	12,890
Cie Financiere Richemont	263	25,123
Nestle	105	8,165
Swatch Group	76	36,737
		119,634

The accompanying notes are an integral part of the financial statements.

59

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — 0.2%
Dufry *	168	$23,904
Financials — 3.9%
Baloise Holding	230	36,642
Cembra Money Bank	149	12,696
Credit Suisse Group	1,719	29,165
GAM Holding	1,636	26,311
Helvetia Holding	59	35,195
Julius Baer Group	560	33,513
Pargesa Holding	372	35,005
Partners Group Holding	42	30,824
PSP Swiss Property	362	33,955
Swiss Life Holding	99	34,854
Swiss Prime Site	533	50,101
Swiss Re	319	30,505
UBS Group	1,037	17,568
Zurich Insurance Group	92	29,517
		435,851
Health Care — 0.8%
Lonza Group	34	8,388
Novartis	124	9,608
Roche Holding	30	6,693
Sonova Holding	108	17,915
Straumann Holding	54	36,958
Vifor Pharma	81	12,867
		92,429
Industrials — 1.6%
Adecco Group	97	6,461
DKSH Holding	206	16,607
dormakaba Holding	29	22,558
Flughafen Zurich	80	16,810
Geberit	19	8,150
Georg Fischer	15	18,759
Kuehne + Nagel International	77	12,057
LafargeHolcim	217	12,136
OC Oerlikon	2,049	33,388
Schindler Holding	51	10,593
SGS *	2	4,883
Sika	3	21,911
		184,313
Technology — 0.7%
Logitech International	363	13,524
STMicroelectronics	2,053	44,945
Temenos Group	163	20,632
		79,101

The accompanying notes are an integral part of the financial statements.

60

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 0.2%
Sunrise Communications Group (A)	157	$12,387
Swisscom *	13	6,264
		18,651
TOTAL SWITZERLAND		1,033,034
UNITED KINGDOM— 24.7%
Basic Materials — 2.5%
Anglo American	1,793	42,214
Antofagasta	2,646	35,439
BHP Billiton	1,115	23,712
Centamin	10,872	23,473
Croda International	221	13,579
Fresnillo	510	8,956
Glencore	4,957	23,944
Polymetal International	1,333	13,392
Randgold Resources	460	37,178
Rio Tinto	675	36,687
Victrex	543	19,610
		278,184
Consumer Goods — 2.3%
Associated British Foods	220	8,194
Barratt Developments	2,905	22,327
Bellway	838	38,274
Berkeley Group Holdings	714	40,045
Britvic	1,149	11,371
Burberry Group	246	6,179
Coca-Cola HBC	292	9,829
Diageo	368	13,123
Greencore Group	1,871	4,091
Kerry Group, Cl A	161	16,378
Persimmon	864	32,309
Reckitt Benckiser Group	72	5,655
Tate & Lyle	2,033	16,090
Taylor Wimpey	7,574	20,004
Unilever	261	14,658
		258,527
Consumer Services — 5.5%
ASOS *	88	7,086
Auto Trader Group (A)	1,173	5,703
Carnival	1,174	76,403
Compass Group	395	8,487
Daily Mail & General Trust, Cl A	1,173	10,889
Dixons Carphone	4,897	13,692
Domino's Pizza Group	2,289	11,454

The accompanying notes are an integral part of the financial statements.

61

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
easyJet	790	$17,301
Firstgroup *	12,432	19,332
Greene King	2,752	20,734
GVC Holdings	3,045	37,432
Inchcape	3,088	30,900
Informa	1,824	18,566
InterContinental Hotels Group	100	6,321
J Sainsbury	3,315	14,109
Just Eat *	766	8,164
Kingfisher	7,988	33,425
Marks & Spencer Group	5,090	20,170
Merlin Entertainments (A)	1,914	9,696
National Express Group	4,723	25,514
Pearson	3,611	41,470
Playtech	1,220	13,621
RELX	591	12,653
Saga	13,542	25,348
SSP Group	2,426	21,793
Tesco	9,002	29,249
UBM	981	13,079
WH Smith	580	15,586
Whitbread	150	8,845
William Hill	6,510	26,254
WM Morrison Supermarkets	5,555	18,600
WPP	250	4,296
		626,172
Financials — 5.9%
3i Group	1,487	19,285
Admiral Group	509	13,972
Aviva	1,449	10,558
Barclays	3,552	10,139
Beazley	6,598	53,754
Capital & Counties Properties	2,519	10,003
Close Brothers Group	1,453	30,740
CYBG	1,958	8,150
Direct Line Insurance Group	7,973	41,104
Hiscox	3,322	68,130
HSBC Holdings	4,455	44,512
IG Group Holdings	1,605	18,348
Intermediate Capital Group	2,475	37,022
Investec	2,380	18,928
Jardine Lloyd Thompson Group	1,132	19,053
Jupiter Fund Management	1,040	6,525
Legal & General Group	3,263	12,135

The accompanying notes are an integral part of the financial statements.

62

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Lloyds Banking Group	15,542	$13,842
London Stock Exchange Group	125	7,403
Man Group	12,930	32,270
NEX Group	876	11,921
Old Mutual	3,395	11,765
Phoenix Group Holdings	2,605	28,238
Provident Financial	855	7,831
Royal Bank of Scotland Group *	9,016	33,554
RSA Insurance Group	3,006	27,218
Standard Chartered	1,094	11,557
Standard Life Aberdeen	2,858	14,380
TP ICAP	1,845	11,974
Unite Group	2,759	31,674
		665,985
Health Care — 1.0%
AstraZeneca	87	6,115
BTG *	1,214	11,437
ConvaTec Group (A)	1,790	5,355
Dechra Pharmaceuticals	173	6,534
GlaxoSmithKline	391	7,870
Indivior	1,655	10,329
Mediclinic International	737	6,811
NMC Health	295	14,497
Shire	365	19,436
Smith & Nephew	600	11,537
UDG Healthcare	1,425	17,960
		117,881
Industrials — 4.6%
Aggreko	1,538	15,515
Ashtead Group	420	11,760
Babcock International Group	1,151	11,665
BAE Systems	1,221	10,275
Balfour Beatty	6,054	24,532
BBA Aviation	8,325	36,670
Bunzl	218	6,339
Cobham	6,912	10,958
DCC	83	8,002
DS Smith	2,822	20,305
Electrocomponents	1,912	16,038
Experian	286	6,567
Ferguson	110	8,454
G4S	1,609	5,738
Halma	827	13,931
Hays	3,113	7,688

The accompanying notes are an integral part of the financial statements.

63

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
HomeServe	1,413	$14,402
Howden Joinery Group	708	4,649
IMI	499	7,505
Intertek Group	154	10,396
Meggitt	5,227	34,010
Melrose Industries	10,795	33,900
QinetiQ Group	3,404	10,807
Rentokil Initial	5,846	24,719
Rolls-Royce Holdings	1,214	14,046
Rotork	1,707	7,735
Royal Mail	4,745	37,985
RPC Group	593	6,459
Spectris	857	31,752
Spirax-Sarco Engineering	174	13,816
Travis Perkins	576	10,068
Weir Group	1,477	43,454
		520,140
Oil & Gas — 1.2%
BP	4,207	31,175
Great Portland Estates	2,045	19,644
John Wood Group	4,622	36,198
Royal Dutch Shell, Cl A	789	27,505
Tullow Oil *	7,145	22,408
		136,930
Real Estate Investment Trusts — 1.0%
British Land	1,009	9,345
Derwent London	267	11,731
Hammerson	1,543	11,668
Intu Properties	3,788	10,190
Land Securities Group	863	11,749
Segro	3,622	32,237
Shaftesbury	2,004	27,906
		114,826
Technology — 0.1%
Micro Focus International	274	4,729
Telecommunications — 0.4%
BT Group, Cl A	2,800	9,620
Inmarsat	825	4,274
Vodafone Group	11,472	33,435
		47,329
Utilities — 0.6%
National Grid	3,257	37,808
Pennon Group	1,384	13,196

The accompanying notes are an integral part of the financial statements.

64

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Severn Trent	217	$5,798
SSE	391	7,437
United Utilities Group	635	6,500
		70,739
TOTAL UNITED KINGDOM		2,841,442
TOTAL COMMON STOCK
(Cost $10,491,541)		11,197,816

PREFERRED STOCK — 0.7%
GERMANY— 0.7%
Basic Materials — 0.1%
FUCHS PETROLUB(B)	344	18,512
Consumer Goods — 0.4%
Henkel & KGaA(B)	39	4,966
Porsche Automobil Holding(B)	224	19,162
Volkswagen(B)	88	18,270
		42,398
Industrials — 0.2%
Sartorius(B)	121	18,683

TOTAL PREFERRED STOCK
(Cost $65,278)		79,593
TOTAL INVESTMENTS — 99.7%
(Cost $10,556,819)		$11,277,409

Percentages are based on Net Assets of $11,315,853.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2018 was $237,099 and represents 2.1% of Net Assets.
(B)	There’s currently no stated interest rate.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

65

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Japan ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
JAPAN— 99.9%
Basic Materials — 10.6%
Air Water	1,922	$37,131
Asahi Kasei	8,376	115,391
Daicel	3,703	42,842
DIC	810	27,537
JFE Holdings	1,909	39,331
JSR	2,832	53,444
Kaneka	4,799	47,409
Kansai Paint	1,004	22,608
Kobe Steel	3,538	36,601
Kuraray	4,494	74,827
Mitsubishi Chemical Holdings	3,522	33,458
Mitsubishi Gas Chemical	1,640	38,578
Mitsui Chemicals	1,650	47,348
Nippon Paint Holdings	190	7,779
Nippon Steel & Sumitomo Metal	1,352	29,468
Nissan Chemical Industries	480	21,385
Nitto Denko	99	7,374
Oji Holdings	7,219	50,799
Shin-Etsu Chemical	204	20,517
Sumitomo Chemical	4,366	25,097
Sumitomo Metal Mining	1,617	69,423
Teijin	2,940	55,374
Toray Industries	4,800	44,831
Tosoh	3,099	54,999
		1,003,551

The accompanying notes are an integral part of the financial statements.

66

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — 18.9%
Aisin Seiki	1,169	$63,458
Ajinomoto	451	8,268
Asahi Group Holdings	555	28,078
Bandai Namco Holdings	240	8,148
Bridgestone	1,374	57,622
Calbee	742	25,022
Casio Computer	1,449	21,624
Coca-Cola Bottlers Japan	730	31,422
Daiwa House Industry	310	11,360
Denso	1,050	55,232
Ezaki Glico	315	17,013
Honda Motor	1,182	40,691
Japan Tobacco	407	10,922
JTEKT	2,345	38,039
Kao	220	15,793
Kewpie	474	11,050
Kirin Holdings	1,119	31,425
Konami Holdings	955	46,953
Kose	80	14,805
Lion	747	16,124
Makita	678	30,484
Mazda Motor	1,876	26,085
Mitsubishi Motors	12,113	90,329
Nexon	1,262	18,372
NGK Spark Plug	2,182	56,232
NH Foods	2,085	91,174
Nichirei	1,520	43,964
Nikon	4,130	72,013
Nintendo	31	13,080
Nissan Motor	3,394	35,716
Nisshin Seifun Group	2,860	62,545
Nissin Foods Holdings	592	43,551
NSK	2,539	34,109
Panasonic	595	8,874
Pigeon	370	17,347
Rinnai	275	27,368
Sega Sammy Holdings	2,860	46,942
Sekisui Chemical	2,569	45,546
Sekisui House	1,445	26,470
Sharp	600	17,629
Sony	290	14,311
Stanley Electric	1,650	59,788
Sumitomo Electric Industries	1,541	23,652
Sumitomo Rubber Industries	2,679	47,912

The accompanying notes are an integral part of the financial statements.

67

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Suntory Beverage & Food	349	$17,191
Suzuki Motor	175	9,421
Toyo Suisan Kaisha	467	18,394
Toyota Industries	587	34,708
Toyota Motor	706	46,331
Yakult Honsha	280	19,959
Yamaha	775	37,466
Yamaha Motor	2,122	67,873
Yamazaki Baking	1,383	30,308
		1,788,193
Consumer Services — 11.5%
Aeon	2,948	58,933
ANA Holdings	1,691	67,068
Central Japan Railway	132	26,503
Dai Nippon Printing	1,652	35,599
Dentsu	564	26,699
Don Quijote Holdings	120	6,470
East Japan Railway	84	8,053
FamilyMart UNY Holdings	615	59,743
Hakuhodo DY Holdings	844	11,809
Hankyu Hanshin Holdings	1,100	43,377
Isetan Mitsukoshi Holdings	3,080	34,283
J Front Retailing	2,332	37,828
Japan Airlines	1,231	48,486
Keihan Holdings	529	17,114
Keikyu	1,081	19,827
Keisei Electric Railway	624	20,358
Kintetsu Group Holdings	175	7,125
Lawson	355	23,456
M3	230	8,712
Marui Group	1,671	34,741
Nagoya Railroad	2,714	71,207
Nankai Electric Railway	871	23,203
Nitori Holdings	264	44,585
Oriental Land	197	19,650
Park24	1,092	30,936
Seibu Holdings	1,279	21,611
Seven & i Holdings	240	10,539
Shimamura	119	13,866
Start Today	998	28,820
Tobu Railway	1,458	46,501
Toho	700	23,413
Tsuruha Holdings	233	33,494
USS	938	19,724

The accompanying notes are an integral part of the financial statements.

68

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
West Japan Railway	578	$40,937
Yamada Denki	12,738	66,819
		1,091,489
Financials — 8.7%
Aozora Bank	1,464	59,201
Bank of Kyoto	634	38,124
Chiba Bank	5,793	46,799
Concordia Financial Group	4,900	28,525
Credit Saison	1,367	24,523
Dai-ichi Life Holdings	1,820	36,159
Daito Trust Construction	82	13,680
Daiwa Securities Group	2,504	15,394
Fukuoka Financial Group	7,014	37,562
Hachijuni Bank	4,260	22,541
Hiroshima Bank	2,230	16,996
Japan Post Bank	1,900	25,837
Japan Post Holdings	1,490	18,110
Kyushu Financial Group	2,760	13,570
Mitsubishi UFJ Financial Group	2,966	19,874
Mitsubishi UFJ Lease & Finance	5,522	35,173
Mitsui Fudosan	678	17,420
Mizuho Financial Group	20,522	37,209
MS&AD Insurance Group Holdings	477	16,007
Nomura Holdings	2,465	14,239
ORIX	961	16,897
Resona Holdings	7,057	40,153
Shinsei Bank	2,396	37,399
Shizuoka Bank	2,930	29,775
Sompo Holdings	521	21,854
Sumitomo Mitsui Financial Group	391	16,258
Sumitomo Mitsui Trust Holdings	425	18,045
Suruga Bank	768	10,444
T&D Holdings	1,685	28,626
Tokio Marine Holdings	340	16,070
Tokyo Tatemono	1,601	24,390
Tokyu Fudosan Holdings	3,221	25,374
		822,228
Health Care — 7.2%
Alfresa Holdings	1,855	40,957
Astellas Pharma	710	10,417
Daiichi Sankyo	2,319	79,472
Hisamitsu Pharmaceutical	262	20,424
Kobayashi Pharmaceutical	475	40,065
Kyowa Hakko Kirin	3,037	65,888

The accompanying notes are an integral part of the financial statements.

69

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Medipal Holdings	2,142	$46,021
Miraca Holdings	343	13,385
Mitsubishi Tanabe Pharma	4,883	92,998
Nippon Shinyaku	296	22,073
Otsuka Holdings	1,194	62,545
Sumitomo Dainippon Pharma	3,068	55,935
Suzuken	1,175	50,575
Taisho Pharmaceutical Holdings	574	55,026
Takeda Pharmaceutical	353	14,907
Terumo	177	10,029
		680,717
Industrials — 23.4%
Alps Electric	383	8,498
Amada Holdings	2,957	35,589
Asahi Glass	956	39,664
Daikin Industries	60	7,021
Disco	169	29,777
FANUC	124	26,698
Fuji Electric	11,596	83,082
Hamamatsu Photonics	889	34,284
Haseko	985	15,528
Hino Motors	3,793	46,344
Hirose Electric	198	27,902
Hitachi	5,579	40,869
Hoshizaki	307	28,533
Hoya	437	23,410
IHI	534	17,519
Isuzu Motors	1,571	24,033
ITOCHU	1,475	29,574
JGC	2,217	54,399
Kajima	8,461	81,575
Kawasaki Heavy Industries	915	30,688
Keyence	41	25,093
Komatsu	2,912	99,795
Kurita Water Industries	2,198	71,309
Kyocera	1,195	76,423
LIXIL Group	3,960	88,772
Mabuchi Motor	185	9,332
Marubeni	6,543	49,283
Minebea	1,314	26,382
MISUMI Group	683	18,912
Mitsubishi	1,237	34,219
Mitsubishi Electric	1,579	24,250
Mitsubishi Heavy Industries	517	20,439

The accompanying notes are an integral part of the financial statements.

70

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Mitsubishi Materials	1,569	$47,891
Mitsui	3,983	71,943
Mitsui OSK Lines	933	27,668
Murata Manufacturing	59	7,468
Nabtesco	729	26,349
Nidec	85	13,314
Nippon Express	859	64,920
Nippon Yusen	1,497	31,931
Obayashi	5,894	67,976
Omron	320	17,371
Persol Holdings	846	20,125
Recruit Holdings	1,040	24,017
Secom	85	6,371
Shimadzu	686	18,657
Shimizu	6,048	59,913
SMC	52	19,826
Sohgo Security Services	171	8,454
Sojitz	10,703	35,310
Sumitomo	2,689	48,398
Sumitomo Heavy Industries	1,235	47,289
Taiheiyo Cement	2,067	78,298
Taisei	490	26,465
TDK	504	43,526
THK	520	18,201
Toppan Printing	4,863	40,709
Toyo Seikan Group Holdings	1,859	29,272
Toyota Tsusho	786	28,265
Yamato Holdings	310	7,982
Yaskawa Electric	534	21,814
Yokogawa Electric	1,290	28,458
		2,217,377
Oil & Gas — 2.2%
Idemitsu Kosan	1,500	58,739
Inpex	4,168	53,421
JXTG Holdings	15,141	98,851
		211,011
Real Estate Investment Trusts — 4.4%
Activia Properties	8	35,458
Advance Residence Investment	16	41,219
Daiwa House, Cl A	7	16,696
GLP J-Reit	32	34,361
Japan Hotel Investment, Cl A	42	31,781
Japan Prime Realty Investment	8	29,024
Japan Real Estate Investment	4	20,763

The accompanying notes are an integral part of the financial statements.

71

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Japan Retail Fund Investment	23	$43,090
Nippon Building Fund	3	16,861
Nippon Prologis	19	39,988
Nomura Real Estate Master Fund	25	34,887
Orix JREIT	24	36,562
United Urban Investment	20	30,669
		411,359
Technology — 6.7%
Brother Industries	719	15,481
Canon	2,253	78,033
FUJIFILM Holdings	931	37,478
Fujitsu	2,729	16,607
Konica Minolta	4,750	40,804
NEC	1,933	53,084
Nomura Research Institute	525	27,108
NTT Data	665	7,165
Obic	356	29,833
Otsuka	1,308	60,963
Ricoh	6,136	60,056
Rohm	760	70,982
Seiko Epson	2,488	46,725
Square Enix Holdings	436	18,169
Tokyo Electron	53	10,198
Trend Micro	644	38,608
Yahoo Japan	5,160	21,220
		632,514
Telecommunications — 1.0%
KDDI	350	9,394
Nippon Telegraph & Telephone	1,472	70,018
NTT DOCOMO	515	13,343
		92,755
Utilities — 5.3%
Chubu Electric Power	2,755	43,141
Chugoku Electric Power	4,182	52,359
Electric Power Development	2,692	73,263
Kansai Electric Power	5,060	70,749
Kyushu Electric Power	5,172	63,902
Osaka Gas	2,028	43,627
Toho Gas	1,515	45,966
Tohoku Electric Power	2,625	33,849
Tokyo Electric Power Holdings *	3,997	19,031
Tokyo Gas	2,209	59,189
		505,076

The accompanying notes are an integral part of the financial statements.

72

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Japan ETF

Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $8,742,081)	$9,456,270
TOTAL INVESTMENTS — 99.9%
(Cost $8,742,081)	$9,456,270

Percentages are based on Net Assets of $9,467,098.

*	Non-income producing security.

As of April 30, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

73

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA— 36.0%
Basic Materials — 7.5%
Alumina	25,524	$50,865
BHP Billiton	548	12,803
BlueScope Steel	4,353	54,250
Fortescue Metals Group	5,191	17,868
Iluka Resources	2,650	23,504
Incitec Pivot	6,899	19,789
Newcrest Mining	1,559	24,889
Northern Star Resources	5,680	27,397
Orica	1,355	20,334
Rio Tinto	224	13,503
South32	8,465	23,770
		288,972
Consumer Goods — 1.4%
Coca-Cola Amatil	2,254	15,806
Treasury Wine Estates	2,730	39,298
		55,104
Consumer Services — 2.7%
Aristocrat Leisure	766	15,508
Domino's Pizza Enterprises	342	10,887
Qantas Airways	4,450	19,382
Star Entertainment Grp	7,906	31,510
TABCORP Holdings	2,852	9,429
Wesfarmers	565	18,667
		105,383

The accompanying notes are an integral part of the financial statements.

74

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Financials — 5.2%
ASX	464	$20,535
Australia & New Zealand Banking Group	382	7,739
Bank of Queensland	2,362	17,937
Bendigo and Adelaide Bank	1,892	15,167
Challenger	1,425	11,617
Insurance Australia Group	1,360	8,110
Lend Lease Group	1,309	17,677
Macquarie Group	292	23,957
Magellan Financial Group	524	9,240
National Australia Bank	694	15,166
QBE Insurance Group	1,068	8,030
REA Group	580	35,401
Suncorp Group	937	9,916
		200,492
Health Care — 3.2%
Ansell	914	17,993
Cochlear	314	45,997
CSL	185	23,790
Healthscope	8,965	16,444
Ramsay Health Care	150	7,325
Sonic Healthcare	789	14,067
		125,616
Industrials — 6.6%
ALS	3,366	19,818
Amcor	1,041	10,789
Aurizon Holdings	4,766	16,189
Boral	5,537	28,756
Brambles	1,340	9,983
CIMIC Group	459	15,727
Computershare	2,330	29,900
Downer EDI	5,629	29,191
Macquarie Atlas Roads Group	4,946	24,007
Orora	11,064	27,894
SEEK	1,108	16,251
Sydney Airport	2,448	13,175
Transurban Group	1,628	14,255
		255,935
Oil & Gas — 0.9%
Santos	4,942	22,906
Woodside Petroleum	423	10,288
		33,194
Real Estate Investment Trusts — 4.9%
Dexus	4,061	29,091
Goodman Group	6,538	44,763

The accompanying notes are an integral part of the financial statements.

75

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
GPT Group	5,529	$20,200
Mirvac Group	19,359	32,733
Scentre Group	6,200	18,861
Stockland	5,792	18,100
Vicinity Centres	6,343	11,683
Westfield	2,303	15,993
		191,424
Telecommunications — 0.2%
Telstra	2,900	6,961
Utilities — 3.4%
AGL Energy	2,165	35,512
AusNet Services	34,738	45,102
Origin Energy *	2,366	17,413
Spark Infrastructure Group	18,526	32,863
		130,890
TOTAL AUSTRALIA		1,393,971
HONG KONG— 31.5%
Consumer Goods — 6.4%
Li & Fung	48,809	24,690
Samsonite International	6,410	29,076
Shenzhou International Group Holdings	8,234	90,436
Techtronic Industries	5,494	32,481
WH Group (A)	21,470	22,405
Yue Yuen Industrial Holdings	17,358	49,432
		248,520
Consumer Services — 3.4%
Galaxy Entertainment Group	1,650	14,591
MTR	16,258	91,666
Wynn Macau	6,363	23,795
		130,052
Financials — 9.5%
AIA Group	3,517	31,682
Bank of East Asia	1,918	8,456
CK Asset Holdings	1,922	16,665
Hang Lung Group	5,937	18,004
Hang Lung Properties	5,813	13,806
Hang Seng Bank	860	21,872
Henderson Land Development	2,551	16,268
Hopewell Holdings	14,549	51,813
Hysan Development	6,625	38,704
New World Development	12,443	18,391
Sino Land	13,368	23,131
Sun Hung Kai Properties	1,637	26,448

The accompanying notes are an integral part of the financial statements.

76

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Swire Properties	15,254	$54,323
Wheelock	4,050	30,214
		369,777
Health Care — 1.2%
CSPC Pharmaceutical Group	18,760	48,285
Industrials — 3.4%
AAC Technologies Holdings	370	5,389
CK Hutchison Holdings	2,913	34,556
NWS Holdings	31,497	62,286
Swire Pacific, Cl A	2,836	28,186
		130,417
Oil & Gas — 0.0%
Hanergy Thin Film Power Group *(B) (C) (D)	29,000	37
Real Estate Investment Trusts — 1.6%
Link	7,105	63,009
Technology — 2.4%
ASM Pacific Technology	3,340	45,962
VTech Holdings	3,703	45,366
		91,328
Telecommunications — 1.0%
PCCW	64,045	39,741
Utilities — 2.6%
CK Infrastructure Holdings	2,803	22,179
CLP Holdings	1,813	18,827
Hong Kong & China Gas	6,588	13,800
Power Assets Holdings	6,394	47,620
		102,426
TOTAL HONG KONG		1,223,592
NEW ZEALAND— 4.4%
Health Care — 1.9%
a2 Milk *	1,200	10,273
Fisher & Paykel Healthcare	3,514	31,569
Ryman Healthcare	4,103	30,644
		72,486
Industrials — 0.6%
Auckland International Airport	1,488	6,689
Fletcher Building	3,806	16,922
		23,611
Telecommunications — 0.2%
Spark New Zealand	3,378	8,235
Utilities — 1.7%
Contact Energy	13,388	50,751

The accompanying notes are an integral part of the financial statements.

77

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Meridian Energy	7,958	$16,485
		67,236
TOTAL NEW ZEALAND		171,568
SINGAPORE— 27.7%
Consumer Goods — 0.6%
Thai Beverage	33,705	21,765
Consumer Services — 4.7%
ComfortDelGro	12,790	21,734
Dairy Farm International Holdings	3,594	30,261
Genting Singapore	57,835	51,106
Singapore Airlines	7,592	62,385
Singapore Press Holdings	8,273	16,995
		182,481
Financials — 7.8%
CapitaLand	9,258	26,291
City Developments	5,067	48,487
DBS Group Holdings	1,977	46,049
Hongkong Land Holdings	6,063	43,956
Oversea-Chinese Banking	3,133	32,654
Singapore Exchange	3,210	18,716
United Overseas Bank	1,864	42,431
UOL Group	6,584	43,809
		302,393
Industrials — 7.8%
Jardine Matheson Holdings	695	42,207
Jardine Strategic Holdings	1,177	44,726
SATS	11,418	47,774
Singapore Technologies Engineering	5,975	15,749
Venture	7,887	124,794
Wilmar International	10,763	26,500
		301,750
Oil & Gas — 0.5%
Keppel	3,242	20,054
Real Estate Investment Trusts — 6.3%
Ascendas	25,178	50,772
CapitaLand Commercial Trust	40,975	56,323
CapitaLand Mall Trust	37,033	58,737
Mapletree Commercial Trust	24,963	30,543
Suntec	32,041	47,431
		243,806

The accompanying notes are an integral part of the financial statements.

78

Schedule of Investments	April 30, 2018 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

	Number of Rights	Value
COMMON STOCK — continued
TOTAL SINGAPORE		$1,072,249
TOTAL COMMON STOCK
(Cost $3,335,109)		3,861,380

RIGHT — 0.0%
Fletcher Building Right*(B) (C) (D)
(Cost $–)	820	—

TOTAL INVESTMENTS — 99.6%
(Cost $3,335,109)		$3,861,380

Percentages are based on Net Assets of $3,874,997.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2018 was $22,405 and represents 0.6% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of April 30, 2018 was $37 and represented 0.0% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2018, was $37 and represents 0.0% of net assets.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Australia	$1,393,971	$—	$—	$1,393,971
Hong Kong	1,223,555	—	37	1,223,592
New Zealand	171,568	—	—	171,568
Singapore	1,072,249	—	—	1,072,249
Right	—	—	—	—
Total Investments in Securities	$3,861,343	$—	$37	$3,861,380

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

79

Schedule of Investments	April 30, 2018 (Unaudited)

Global X YieldCo Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 89.0%
CANADA— 26.7%
Utilities — 26.7%
Canadian Solar *	51,567	$805,992
Innergex Renewable Energy	92,959	981,836
Northland Power	117,718	2,125,803
TransAlta Renewables	180,762	1,615,923
TOTAL CANADA		5,529,554
SPAIN— 4.6%
Utilities — 4.6%
Saeta Yield	63,561	946,104
UNITED KINGDOM— 20.7%
Financials — 20.7%
Bluefield Solar Income Fund	328,502	527,120
Foresight Solar Fund	399,642	594,484
Greencoat UK Wind	572,080	961,306
John Laing Environmental Assets Group	336,098	469,870
NextEnergy Solar Fund	511,217	771,019
Renewables Infrastructure Group	659,631	961,241
TOTAL UNITED KINGDOM		4,285,040
UNITED STATES— 37.0%
Financials — 9.6%
NRG Yield, Cl A	112,732	1,985,210
Real Estate Investment Trusts — 4.5%
Hannon Armstrong Sustainable Infrastructure Capital	48,118	933,970
Utilities — 22.9%
8Point3 Energy Partners, Cl A	25,413	307,497
Atlantica Yield	49,697	998,413
NextEra Energy Partners	37,014	1,542,373
Pattern Energy Group, Cl A	54,952	999,027
TerraForm Power, Cl A	80,511	897,698
		4,745,008
TOTAL UNITED STATES		7,664,188
TOTAL COMMON STOCK
(Cost $17,967,653)		18,424,886

The accompanying notes are an integral part of the financial statements.

80

Schedule of Investments	April 30, 2018 (Unaudited)

Global X YieldCo Index ETF

	Shares	Value
MASTER LIMITED PARTNERSHIP — 10.4%
CANADA— 10.4%
Utilities — 10.4%
Brookfield Renewable Partners	71,120	$2,157,070
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $2,125,432)		2,157,070

PREFERRED STOCK — 0.3%
CANADA— 0.3%
Utilities — 0.3%
Brookfield Renewable Partners, 5.750%, VAR Canadian Govt Bonds 5 Year Note+5.010%
(Cost $62,457)	3,090	61,995

TOTAL INVESTMENTS — 99.7%
(Cost $20,155,542)		$20,643,951

Percentages are based on Net Assets of $20,700,738.

*	Non-income producing security.

Cl — Class

VAR — Variable Rate

As of April 30, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

81

Schedule of Investments	April 30, 2018 (Unaudited)

Global X S&P 500® Catholic Values ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
UNITED STATES— 100.0%
Basic Materials — 2.2%
Air Products & Chemicals	1,379	$223,798
Albemarle	715	69,326
Avery Dennison	540	56,597
CF Industries Holdings	1,482	57,502
DowDuPont	14,835	938,166
Eastman Chemical	906	92,484
Ecolab	1,688	244,372
FMC	845	67,372
Freeport-McMoRan Copper & Gold	8,814	134,060
International Flavors & Fragrances	519	73,314
International Paper	2,632	135,706
LyondellBasell Industries, Cl A	1,991	210,508
Mosaic	2,248	60,584
Newmont Mining	3,386	133,036
Nucor	2,025	124,781
PPG Industries	1,615	170,996
Praxair	1,820	277,587
		3,070,189
Consumer Goods — 8.1%
Activision Blizzard	4,832	320,603
Altria Group	13,647	765,733
Aptiv *	1,722	145,647
Archer-Daniels-Midland	4,044	183,517
BorgWarner	1,290	63,133
Brown-Forman, Cl B	1,860	104,234
Campbell Soup	1,284	52,362

The accompanying notes are an integral part of the financial statements.

82

Schedule of Investments	April 30, 2018 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods —continued
Clorox	929	$108,879
Coca-Cola	27,555	1,190,651
Colgate-Palmolive	6,224	405,992
Conagra Brands	2,735	101,386
Constellation Brands, Cl A	1,238	288,615
Coty, Cl A	2,913	50,541
DR Horton	2,166	95,608
Dr Pepper Snapple Group	1,302	156,188
Electronic Arts *	1,999	235,842
Estee Lauder, Cl A	1,615	239,165
Ford Motor	25,038	281,427
General Mills	3,932	171,986
General Motors	8,055	295,941
Genuine Parts	936	82,668
Goodyear Tire & Rubber	1,620	40,678
Hanesbrands	2,396	44,254
Harley-Davidson	1,125	46,271
Hasbro	720	63,425
Hershey	1,016	93,411
Hormel Foods	1,762	63,873
JM Smucker	736	83,963
Kellogg	1,650	97,185
Kimberly-Clark	2,493	258,125
Kraft Heinz	4,215	237,641
Leggett & Platt	836	33,900
Lennar, Cl A	1,734	91,711
Leucadia National	2,070	49,763
LKQ *	1,966	60,985
Mattel	2,185	32,338
McCormick	872	91,918
Michael Kors Holdings *	1,056	72,252
Mohawk Industries *	422	88,569
Molson Coors Brewing, Cl B	1,336	95,177
Mondelez International, Cl A	10,645	420,477
Monsanto	2,809	352,164
Monster Beverage *	2,993	164,615
NIKE, Cl B	8,473	579,467
Philip Morris International	11,149	914,218
Procter & Gamble	18,008	1,302,698
PulteGroup	1,914	58,109
PVH	540	86,222
Ralph Lauren, Cl A	360	39,546
Snap-On	557	80,904
Stanley Black & Decker	1,430	202,474

The accompanying notes are an integral part of the financial statements.

83

Schedule of Investments	April 30, 2018 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods —continued
Take-Two Interactive Software *	727	$72,489
Tapestry	1,789	96,195
Under Armour, Cl A *	1,184	21,028
Under Armour, Cl C *	1,188	18,236
VF	2,092	169,180
Whirlpool	479	74,221
		11,637,800
Consumer Services — 14.6%
Advance Auto Parts	450	51,503
Alaska Air Group	1,233	80,059
Amazon.com *	2,582	4,043,749
American Airlines Group	4,105	176,228
AmerisourceBergen, Cl A	2,101	190,309
AutoZone *	180	112,414
Best Buy	1,723	131,861
Booking Holdings *	309	673,002
Cardinal Health	4,254	272,979
CarMax *	1,172	73,250
Carnival	2,711	170,956
CBS, Cl B	2,227	109,568
Charter Communications, Cl A *	1,225	332,330
Chipotle Mexican Grill, Cl A *	180	76,199
Comcast, Cl A	29,721	932,942
Costco Wholesale	3,103	611,787
CVS Health	7,193	502,287
Darden Restaurants	792	73,545
Delta Air Lines	6,122	319,690
Discovery, Cl A *	972	22,988
Discovery, Cl C *	2,092	46,484
DISH Network, Cl A *	1,472	49,386
Dollar General	1,643	158,599
Dollar Tree *	1,499	143,739
eBay *	6,041	228,833
Expedia Group	809	93,148
Foot Locker	845	36,403
Gap	1,400	40,936
H&R Block	1,371	37,908
Hilton Worldwide Holdings	1,814	143,016
Home Depot	7,537	1,392,837
Interpublic Group	2,537	59,848
Kohl's	1,128	70,071
Kroger	6,083	153,231
L Brands	1,547	54,006
Lowe's	5,276	434,900

The accompanying notes are an integral part of the financial statements.

84

Schedule of Investments	April 30, 2018 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Macy's	1,962	$60,959
Marriott International, Cl A	1,920	262,426
McDonald's	5,149	862,148
McKesson	2,782	434,576
Netflix *	2,783	869,576
News	2,436	38,927
News	728	11,830
Nielsen Holdings	3,311	104,131
Nordstrom	754	38,122
Norwegian Cruise Line Holdings *	1,349	72,131
Omnicom Group	1,513	111,448
O'Reilly Automotive *	522	133,669
Ross Stores	2,520	203,742
Royal Caribbean Cruises	1,096	118,576
Southwest Airlines	5,237	276,671
Starbucks	9,013	518,878
Sysco	3,298	206,257
Target	3,576	259,618
Tiffany	705	72,495
Time Warner	4,975	471,630
TJX	4,153	352,382
Tractor Supply	810	55,080
TripAdvisor *	720	26,942
Twenty-First Century Fox, Cl A	6,805	248,791
Twenty-First Century Fox, Cl B	2,660	95,946
Ulta Beauty *	362	90,829
United Continental Holdings *	2,435	164,460
Viacom, Cl B	2,217	66,865
Walgreens Boots Alliance	6,063	402,886
Walmart	10,375	917,773
Walt Disney	9,618	964,974
Wyndham Worldwide	601	68,640
Wynn Resorts	540	100,543
Yum! Brands	2,216	193,014
		20,977,926
Financials — 16.6%
Affiliated Managers Group	360	59,350
Aflac	4,948	225,480
Allstate	2,215	216,671
American Express	4,493	443,683
American International Group	5,585	312,760
Ameriprise Financial	905	126,890
Aon	1,591	226,670
Arthur J Gallagher	1,124	78,669

The accompanying notes are an integral part of the financial statements.

85

Schedule of Investments	April 30, 2018 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Assurant	360	$33,415
Bank of America	60,828	1,819,974
Bank of New York Mellon	6,566	357,913
BB&T	4,871	257,189
Berkshire Hathaway, Cl B *	12,268	2,376,680
BlackRock, Cl A	788	410,942
Brighthouse Financial *	606	30,773
Capital One Financial	3,080	279,110
Cboe Global Markets	733	78,270
CBRE Group, Cl A *	1,896	85,908
Charles Schwab	7,510	418,157
Chubb	2,960	401,583
Cincinnati Financial	959	67,456
Citigroup	16,338	1,115,395
Citizens Financial Group	2,978	123,557
CME Group, Cl A	2,159	340,431
Comerica	1,101	104,133
Discover Financial Services	2,314	164,873
E*TRADE Financial *	1,729	104,916
Equifax	1,176	131,771
Everest Re Group	259	60,262
Fifth Third Bancorp	4,280	141,968
Franklin Resources	1,942	65,329
Goldman Sachs Group	2,260	538,625
Hartford Financial Services Group	2,161	116,348
Huntington Bancshares	6,929	103,311
IHS Markit *	3,452	169,597
Intercontinental Exchange	3,752	271,870
Invesco	2,615	75,757
JPMorgan Chase	21,822	2,373,798
KeyCorp	6,896	137,368
Lincoln National	1,458	102,993
Loews	1,744	91,490
M&T Bank	920	167,688
Marsh & McLennan	3,276	266,994
Mastercard, Cl A	5,877	1,047,693
MetLife	6,534	311,476
Moody's	1,080	175,176
Morgan Stanley	8,900	459,417
Nasdaq	720	63,590
Navient	1,920	25,459
Northern Trust	1,359	145,073
People's United Financial	2,056	37,604
PNC Financial Services Group	2,964	431,588

The accompanying notes are an integral part of the financial statements.

86

Schedule of Investments	April 30, 2018 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Principal Financial Group	1,712	$101,385
Progressive	3,697	222,892
Prudential Financial	2,629	279,515
Raymond James Financial	811	72,787
Regions Financial	7,009	131,068
S&P Global	1,643	309,870
State Street	2,270	226,501
SunTrust Banks	2,921	195,123
SVB Financial Group *	334	100,070
Synchrony Financial	4,504	149,398
T Rowe Price Group	1,545	175,852
Torchmark	720	62,453
Travelers	1,690	222,404
Unum Group	1,448	70,054
US Bancorp	9,847	496,781
Visa, Cl A	11,497	1,458,739
Wells Fargo	27,863	1,447,761
Western Union	3,079	60,810
Willis Towers Watson	828	122,966
XL Group	1,724	95,837
Zions Bancorporation	1,272	69,642
		23,845,001
Health Care — 13.0%
AbbVie	21,095	2,036,722
Aetna	4,346	778,151
Alexion Pharmaceuticals *	2,885	339,363
Align Technology *	933	233,110
Anthem	3,422	807,557
Baxter International	6,694	465,233
Biogen Idec *	2,817	770,731
Boston Scientific *	18,511	531,636
Celgene *	9,951	866,732
Centene *	2,303	250,060
Cigna	3,212	551,886
DaVita *	1,985	124,638
DENTSPLY SIRONA	2,932	147,597
Edwards Lifesciences *	2,830	360,429
Eli Lilly	12,755	1,034,047
Express Scripts Holding *	7,548	571,384
Gilead Sciences	17,333	1,251,963
Henry Schein *	2,007	152,532
Hologic *	3,506	135,998
Humana	1,821	535,702
IDEXX Laboratories *	1,177	228,915

The accompanying notes are an integral part of the financial statements.

87

Schedule of Investments	April 30, 2018 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Illumina *	1,948	$469,331
Incyte *	2,303	142,648
Intuitive Surgical *	1,493	658,085
IQVIA Holdings *	1,943	186,062
Laboratory Corp of America Holdings *	1,360	232,220
Medtronic	17,933	1,436,971
Nektar Therapeutics, Cl A *	2,125	177,778
Quest Diagnostics	1,740	176,088
Regeneron Pharmaceuticals *	1,017	308,843
ResMed	1,824	172,623
Stryker	4,296	727,828
Varian Medical Systems *	1,190	137,552
Vertex Pharmaceuticals *	3,376	517,068
Waters *	1,010	190,294
Zimmer Biomet Holdings	2,745	316,142
Zoetis, Cl A	6,444	537,945
		18,561,864
Industrials — 11.1%
3M	5,713	1,110,551
Accenture, Cl A	3,964	599,356
Acuity Brands	374	44,794
Allegion	959	74,016
Alliance Data Systems	302	61,321
AMETEK	2,271	158,516
Amphenol, Cl A	1,978	165,578
AO Smith	1,367	83,865
Arconic	4,137	73,680
Automatic Data Processing	2,778	328,026
Ball	2,185	87,597
Caterpillar	5,733	827,616
CH Robinson Worldwide	1,384	127,370
Cintas	841	143,222
CSX	8,451	501,905
Cummins	1,475	235,794
Deere	3,051	412,892
Dover	1,530	141,831
Eaton	4,142	310,774
Emerson Electric	6,129	407,027
Expeditors International of Washington	1,782	113,799
Fastenal	2,850	142,471
FedEx	2,302	569,054
Fidelity National Information Services	2,094	198,867
Fiserv *	2,574	182,394
FLIR Systems	900	48,195

The accompanying notes are an integral part of the financial statements.

88

Schedule of Investments	April 30, 2018 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Flowserve	1,291	$57,333
Fortive	2,967	208,610
Fortune Brands Home & Security	1,517	82,965
Global Payments	1,001	113,163
Illinois Tool Works	2,880	409,018
Ingersoll-Rand	2,433	204,104
IPG Photonics *	240	51,127
JB Hunt Transport Services	873	102,516
Johnson Controls International	8,640	292,636
Kansas City Southern	941	100,339
Martin Marietta Materials	403	78,492
Masco	2,887	109,331
Mettler-Toledo International *	342	191,496
Norfolk Southern	2,669	382,921
PACCAR	3,342	212,785
Packaging Corp of America	580	67,100
Parker-Hannifin	1,268	208,738
Paychex	2,052	124,290
PayPal Holdings *	7,223	538,908
Pentair	1,634	109,936
Quanta Services *	1,541	50,083
Republic Services, Cl A	2,261	146,241
Robert Half International	1,285	78,064
Rockwell Automation	1,202	197,765
Roper Technologies	992	262,076
Sealed Air	1,243	54,506
Sherwin-Williams	524	192,654
Stericycle *	841	49,375
TE Connectivity	2,270	208,273
Total System Services	1,080	90,785
TransDigm Group	459	147,142
Union Pacific	7,552	1,009,174
United Parcel Service, Cl B	6,416	728,215
United Rentals *	820	123,000
United Technologies	7,135	857,270
Verisk Analytics, Cl A *	1,530	162,868
Vulcan Materials	829	92,591
Waste Management	3,730	303,213
Westrock	1,618	95,720
WW Grainger	474	133,360
Xerox	1,374	43,212
Xylem	1,775	129,398
		15,951,304

The accompanying notes are an integral part of the financial statements.

89

Schedule of Investments	April 30, 2018 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 6.2%
Anadarko Petroleum	3,270	$220,136
Andeavor	899	124,350
Apache	2,425	99,304
Baker Hughes a GE	2,740	98,941
Cabot Oil & Gas	2,960	70,774
Chevron	12,185	1,524,464
Cimarex Energy	614	61,762
Concho Resources *	960	150,922
ConocoPhillips	7,443	487,516
Devon Energy	3,350	121,706
EOG Resources	3,698	436,993
EQT	1,519	76,239
Exxon Mobil	27,018	2,100,649
Halliburton	5,520	292,505
Helmerich & Payne	718	49,937
Hess	1,703	97,054
Kinder Morgan	12,238	193,605
Marathon Oil	5,411	98,751
Marathon Petroleum	2,999	224,655
National Oilwell Varco	2,421	93,620
Newfield Exploration *	1,260	37,548
Noble Energy	2,815	95,231
Occidental Petroleum	4,866	375,947
ONEOK	2,468	148,623
Phillips 66	2,657	295,751
Pioneer Natural Resources	1,078	217,271
Range Resources	1,216	16,842
Schlumberger	8,798	603,191
TechnipFMC	2,950	97,232
Valero Energy	2,700	299,511
Williams	5,223	134,388
		8,945,418
Real Estate Investment Trusts — 2.7%
Alexandria Real Estate Equities	581	72,375
American Tower, Cl A	2,824	385,082
Apartment Investment & Management, Cl A	990	40,194
AvalonBay Communities	894	145,722
Boston Properties	990	120,196
Crown Castle International	2,605	262,766
Digital Realty Trust	1,297	137,080
Duke Realty	2,177	58,997
Equinix	485	204,083
Equity Residential	2,334	144,031
Essex Property Trust	431	103,306

The accompanying notes are an integral part of the financial statements.

90

Schedule of Investments	April 30, 2018 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Extra Space Storage	810	$72,568
Federal Realty Investment Trust	450	52,133
GGP	3,758	75,122
HCP	2,976	69,519
Host Hotels & Resorts	4,715	92,225
Iron Mountain	1,582	53,693
Kimco Realty	2,687	38,988
Macerich	768	44,252
Mid-America Apartment Communities	687	62,833
ProLogis	3,348	217,319
Public Storage	957	193,103
Realty Income	1,756	88,696
Regency Centers	939	55,260
SBA Communications, Cl A *	745	119,371
Simon Property Group	1,977	309,084
SL Green Realty	630	61,576
UDR	1,693	61,202
Ventas	2,261	116,261
Vornado Realty Trust	1,088	74,017
Welltower	2,315	123,714
Weyerhaeuser	4,776	175,661
		3,830,429
Technology — 20.7%
Adobe Systems *	3,164	701,142
Advanced Micro Devices *	5,041	54,846
Akamai Technologies *	1,088	77,955
Alphabet, Cl A *	1,906	1,941,413
Alphabet, Cl C *	1,950	1,983,794
Analog Devices	2,345	204,836
ANSYS *	539	87,135
Apple	32,494	5,369,957
Applied Materials	6,685	332,044
Autodesk *	1,419	178,652
Broadcom	2,637	604,981
CA	1,984	69,043
Cadence Design Systems *	1,737	69,584
Cerner *	4,170	242,903
Cisco Systems	30,891	1,368,162
Citrix Systems *	822	84,592
Cognizant Technology Solutions, Cl A	3,683	301,343
DXC Technology	1,811	186,642
F5 Networks *	430	70,129
Facebook, Cl A *	15,349	2,640,029

The accompanying notes are an integral part of the financial statements.

91

Schedule of Investments	April 30, 2018 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Garmin	720	$42,242
Gartner *	583	70,712
Hewlett Packard Enterprise	9,994	170,398
HP	10,904	234,327
Intel	30,005	1,548,857
International Business Machines	5,478	794,091
Intuit	1,559	288,088
Juniper Networks	2,398	58,967
KLA-Tencor	990	100,723
Lam Research	1,036	191,722
Microchip Technology	1,524	127,498
Micron Technology *	7,241	332,941
Microsoft	49,316	4,612,033
Motorola Solutions	1,062	116,639
NetApp	1,794	119,445
NVIDIA	3,877	871,937
Oracle	19,284	880,700
Qorvo *	810	54,594
QUALCOMM	9,310	474,903
Red Hat *	1,170	190,780
salesforce.com *	4,409	533,445
Seagate Technology	1,890	109,412
Skyworks Solutions	1,170	101,509
Symantec	3,953	109,854
Synopsys *	973	83,201
Texas Instruments	6,225	631,402
VeriSign *	589	69,160
Western Digital	1,925	151,671
Xilinx	1,623	104,262
		29,744,695
Telecommunications — 1.9%
AT&T	38,856	1,270,591
CenturyLink	6,227	115,698
Verizon Communications	26,184	1,292,180
		2,678,469
Utilities — 2.9%
AES	4,204	51,457
Alliant Energy	1,455	62,492
Ameren	1,544	90,509
American Electric Power	3,145	220,087
American Water Works	1,153	99,827
CenterPoint Energy	2,739	69,379
CMS Energy	1,798	84,848
Consolidated Edison	1,941	155,532

The accompanying notes are an integral part of the financial statements.

92

Schedule of Investments	April 30, 2018 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Dominion Energy	4,019	$267,505
DTE Energy	1,168	123,107
Duke Energy	4,353	348,936
Edison International	2,082	136,413
Entergy	1,168	95,297
Eversource Energy	2,006	120,862
Exelon	5,941	235,739
FirstEnergy	2,748	94,531
NextEra Energy	2,970	486,812
NiSource	2,084	50,829
NRG Energy	1,983	61,473
PG&E	3,326	153,329
Pinnacle West Capital	720	57,960
PPL	4,348	126,527
Public Service Enterprise Group	3,252	169,592
SCANA	900	33,093
Sempra Energy	1,614	180,445
Southern	6,383	294,384
WEC Energy Group	2,004	128,817
Xcel Energy	3,257	152,558
		4,152,340
TOTAL COMMON STOCK
(Cost $128,772,429)		143,395,435
TOTAL INVESTMENTS — 100.0%
(Cost $128,772,429)		$143,395,435

Percentages are based on Net Assets of $143,460,602.

*	Non-income producing security.

Cl — Class

S&P — Standard & Poor's

As of April 30, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

93

Statements of Assets and Liabilities
April 30, 2018 (Unaudited)

	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® EAFE ETF	Global X MSCI SuperDividend® Emerging Markets ETF
Assets:
Cost of Investments	$1,010,495,900	$392,339,042	$8,925,385	$19,360,715
Cost of Repurchase Agreement	36,513,086	6,762,696	—	—
Cost of Foreign Currency	566,226	—	2,272	11,987
Investments, at Value	$958,518,673 *	$401,062,013 *	$9,063,570	$20,281,638
Repurchase Agreement, at Value	36,513,086	6,762,696	—	—
Foreign Currency, at Value	560,329	—	2,266	12,008
Cash	—	625,389	3,494	49,083
Dividend and Interest Receivable	4,649,039	876,959	46,760	47,174
Reclaim Receivable	388,039	45,622	5,531	—
Receivable for Investment Securities Sold	95,164	9,552,660	—	—
Total Assets	1,000,724,330	418,925,339	9,121,621	20,389,903
Liabilities:
Obligation to Return Securities Lending Collateral	40,591,656	7,518,100	—	—
Payable for Investment Securities Purchased	—	9,095,849	—	—
Due to Custodian	1,808,948	—	—	—
Payable due to Investment Adviser	452,734	146,701	3,328	9,759
Unrealized Depreciation on Foreign Spot Currency Contracts	488	—	—	—
Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	—	19,047
Total Liabilities	42,853,826	16,760,650	3,328	28,806
Net Assets	$957,870,504	$402,164,689	$9,118,293	$20,361,097
Net Assets Consist of:
Paid-in Capital	$1,086,853,300	$438,392,547	$8,820,260	$20,023,825
Undistributed (Distributions in Excess of) Net Investment Income	(11,162,538)	(4,571,272)	44,996	(45,829)
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(65,797,914)	(40,379,557)	115,062	(518,658)
Net Unrealized Appreciation (Depreciation) on Investments	(51,977,227)	8,722,971	138,185	920,923
Net Unrealized Depreciation on Foreign Currency Translations	(45,117)	—	(210)	(117)
Foreign Cap Gains Tax on Appreciated Securities	—	—	—	(19,047)
Net Assets	$957,870,504	$402,164,689	$9,118,293	$20,361,097
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	46,000,000	16,350,000	500,000	1,250,000
Net Asset Value, Offering and Redemption Price Per Share	$20.82	$24.60	$18.24	$16.29
*Includes Market Value of Securities on Loan	$38,774,170	$7,285,107	$—	$—

The accompanying notes are an integral part of the financial statements.

94

Statements of Assets and Liabilities
April 30, 2018 (Unaudited)

	Global X SuperDividend® REIT ETF	Global X SuperIncome™ Preferred ETF	Global X Social Media ETF	Global X | JPMorgan Efficiente Index ETF
Assets:
Cost of Investments	$71,602,014	$210,471,027	$187,866,123	$4,910,843
Cost of Repurchase Agreement	—	947,757	8,027,739	—
Cost of Foreign Currency	46,448	—	—	—
Investments, at Value	$69,777,930	$203,505,460 *	$198,932,928 *	$5,227,011
Repurchase Agreement, at Value	—	947,757	8,027,739	—
Foreign Currency, at Value	46,455	—	—	—
Cash	152,918	222,614	144,248	4,724
Receivable for Investment Securities Sold	1,983,228	—	—	—
Dividend and Interest Receivable	149,756	474,564	71,465	—
Reclaim Receivable	3,481	—	14,323	—
Unrealized Appreciation on Foreign Spot Currency Contracts	—	—	6	—
Total Assets	72,113,768	205,150,395	207,190,709	5,231,735
Liabilities:
Obligation to Return Securities Lending Collateral	—	1,053,623	8,924,450	—
Payable for Investment Securities Purchased	3,445,022	—	15,389	—
Payable due to Investment Adviser	31,365	98,265	105,988	2,973
Unrealized Depreciation on Foreign Spot Currency Contracts	79	—	—	—
Total Liabilities	3,476,466	1,151,888	9,045,827	2,973
Net Assets	$68,637,302	$203,998,507	$198,144,882	$5,228,762
Net Assets Consist of:
Paid-in Capital	$71,324,493	$258,439,923	$190,263,865	$6,683,643
Undistributed (Distributions in Excess of) Net Investment Income	(1,228,581)	(1,259,918)	(2,173,275)	7,773
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	365,483	(46,215,931)	(1,011,463)	(1,778,822)
Net Unrealized Appreciation (Depreciation) on Investments	(1,824,084)	(6,965,567)	11,066,805	316,168
Net Unrealized Depreciation on Foreign Currency Translations	(9)	—	(1,050)	—
Net Assets	$68,637,302	$203,998,507	$198,144,882	$5,228,762
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	4,750,000	17,250,000	5,850,000	200,000
Net Asset Value, Offering and Redemption Price Per Share	$14.45	$11.83	$33.87	$26.14
*Includes Market Value of Securities on Loan	$—	$1,029,110	$8,706,819	$—

The accompanying notes are an integral part of the financial statements.

95

Statements of Assets and Liabilities
April 30, 2018 (Unaudited)

	Global X | JPMorgan US Sector Rotator Index ETF	Global X Guru® Index ETF	Global X Scientific Beta US ETF	Global X Scientific Beta Europe ETF
Assets:
Cost of Investments	$3,901,015	$52,246,352	$120,183,781	$10,556,819
Cost of Repurchase Agreement	—	838,278	—	—
Cost of Foreign Currency	—	—	—	3,479
Investments, at Value	$3,939,278	$55,244,495 *	$134,336,651	$11,277,409
Repurchase Agreement, at Value	—	838,278	—	—
Foreign Currency, at Value	—	—	—	3,585
Cash	3,092	136,347	241,255	—
Unrealized Appreciation on Foreign Spot Currency Contracts	—	—	—	11
Receivable for Investment Securities Sold	—	1,502,667	—	—
Dividend and Interest Receivable	—	17,360	73,462	38,666
Reclaim Receivable	—	747	—	42,746
Total Assets	3,942,370	57,739,894	134,651,368	11,362,417
Liabilities:
Obligation to Return Securities Lending Collateral	—	931,915	—	—
Payable due to Investment Adviser	2,219	35,147	20,935	3,518
Payable for Capital Shares Redeemed	—	1,503,606	—	—
Due to Custodian	—	—	—	43,046
Total Liabilities	2,219	2,470,668	20,935	46,564
Net Assets	$3,940,151	$55,269,226	$134,630,433	$11,315,853
Net Assets Consist of:
Paid-in Capital	$5,524,722	$77,182,912	$116,201,919	$9,062,809
Undistributed (Distributions in Excess of) Net Investment Income	(4,167)	(37,676)	557,690	746
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(1,618,667)	(24,874,153)	3,717,954	1,531,108
Net Unrealized Appreciation on Investments	38,263	2,998,143	14,152,870	720,590
Net Unrealized Appreciation on Foreign Currency Translations	—	—	—	600
Net Assets	$3,940,151	$55,269,226	$134,630,433	$11,315,853
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	150,000	1,850,000	4,350,000	400,000
Net Asset Value, Offering and Redemption Price Per Share	$26.27	$29.88	$30.95	$28.29
*Includes Market Value of Securities on Loan	$—	$842,003	$—	$—

The accompanying notes are an integral part of the financial statements.

96

Statements of Assets and Liabilities
April 30, 2018 (Unaudited)

	Global X Scientific Beta Japan ETF	Global X Scientific Beta Asia ex-Japan ETF	Global X YieldCo Index ETF	Global X S&P 500® Catholic Values ETF
Assets:
Cost of Investments	$8,742,081	$3,335,109	$20,155,542	$128,772,429
Cost of Foreign Currency	520	—	4,145	—
Investments, at Value	$9,456,270	$3,861,380	$20,643,951	$143,395,435
Foreign Currency, at Value	519	1,835	9,350	—
Cash	—	—	27,131	—
Dividend and Interest Receivable	62,748	15,444	23,315	128,054
Reclaim Receivable	—	36	8,181	1,054
Total Assets	9,519,537	3,878,695	20,711,928	143,524,543
Liabilities:
Due to Custodian	49,562	2,490	—	29,937
Payable due to Investment Adviser	2,877	1,208	11,158	34,004
Unrealized Depreciation on Foreign Spot Currency Contracts	—	—	32	—
Total Liabilities	52,439	3,698	11,190	63,941
Net Assets	$9,467,098	$3,874,997	$20,700,738	$143,460,602
Net Assets Consist of:
Paid-in Capital	$7,201,353	$3,676,889	$21,396,067	$127,938,534
Undistributed (Distributions in Excess of) Net Investment Income	(91,571)	2,489	(279,867)	626,392
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	1,644,920	(330,657)	(903,810)	272,670
Net Unrealized Appreciation on Investments	714,189	526,271	488,409	14,623,006
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(1,793)	5	(61)	—
Net Assets	$9,467,098	$3,874,997	$20,700,738	$143,460,602
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	300,000	150,000	1,750,000	4,400,000
Net Asset Value, Offering and Redemption Price Per Share	$31.56	$25.83	$11.83	$32.60

The accompanying notes are an integral part of the financial statements.

97

Statements of Operations
For the period ended April 30, 2018 (Unaudited)

	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® EAFE ETF	Global X MSCI SuperDividend® Emerging Markets ETF
Investment Income:
Dividend Income	$32,032,414	$8,680,373	$132,455	$384,210
Interest Income	7,073	2,081	7	115
Security Lending Income	156,390	110,305	—	—
Less: Foreign Taxes Withheld	(1,390,119)	(45,146)	(11,371)	(36,789)
Total Investment Income	30,805,758	8,747,613	121,091	347,536
Supervision and Administration Fees(1)	2,806,166	921,753	9,294	47,578
Custodian Fees	5,087	4,687	52	828
Total Expenses	2,811,253	926,440	9,346	48,406
Net Expenses	2,811,253	926,440	9,346	48,406
Net Investment Income	27,994,505	7,821,173	111,745	299,130
Net Realized Gain (Loss) on:
Investments (2)	35,774,644	13,056,029	115,670	(290,477)
Foreign Currency Transactions	(342,509)	—	318	2,587
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	35,432,135	13,056,029	115,988	(287,890)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(61,634,793)	(18,310,990)	(10,458)	665,479
Foreign Capital Gains Tax on Appreciated Securities	—	—	—	(2,644)
Foreign Currency Translations	(22,334)	—	(388)	(56)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(61,657,127)	(18,310,990)	(10,846)	662,779
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(26,224,992)	(5,254,961)	105,142	374,889
Net Increase in Net Assets Resulting from Operations	$1,769,513	$2,566,212	$216,887	$674,019

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

98

Statements of Operations
For the period ended April 30, 2018 (Unaudited)

	Global X SuperDividend® REIT ETF	Global X SuperIncome™ Preferred ETF	Global X Social Media ETF	Global X | JPMorgan Efficiente Index ETF
Investment Income:
Dividend Income	$2,582,493	$6,963,674	$343,749	$57,150
Interest Income	454	2,628	1,506	38
Security Lending Income	—	125,256	72,985	—
Less: Foreign Taxes Withheld	(71,629)	—	(12,243)	—
Total Investment Income	2,511,318	7,091,558	405,997	57,188
Supervision and Administration Fees(1)	175,986	622,310	611,322	18,176
Tax Expense	982	—	—	131
Custodian Fees	1,696	1,953	—	1
Total Expenses	178,664	624,263	611,322	18,308
Net Expenses	178,664	624,263	611,322	18,308
Net Investment Income(Loss)	2,332,654	6,467,295	(205,325)	38,880
Net Realized Gain on:
Investments (2)	121,516	(19,542,667)	14,584,728	87,564
Foreign Currency Transactions	(15,708)	—	2,865	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	105,808	(19,542,667)	14,587,593	87,564
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(3,140,230)	10,048,424	(10,577,193)	(19,255)
Foreign Currency Translations	25	—	(3,653)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(3,140,205)	10,048,424	(10,580,846)	(19,255)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(3,034,397)	(9,494,243)	4,006,747	68,309
Net Increase (Decrease) in Net Assets Resulting from Operations	$(701,743)	$(3,026,948)	$3,801,422	$107,189

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

99

Statements of Operations
For the period ended April 30, 2018 (Unaudited)

	Global X | JPMorgan US Sector Rotator Index ETF	Global X Guru® Index ETF	Global X Scientific Beta US ETF	Global X Scientific Beta Europe ETF
Investment Income:
Dividend Income	$35,407	$339,317	$1,198,546	$161,423
Interest Income	32	1,757	626	69
Security Lending Income	—	2,900	—	—
Less: Foreign Taxes Withheld	—	(1,485)	—	(15,645)
Total Investment Income	35,439	342,489	1,199,172	145,847
Supervision and Administration Fees(1)	16,686	212,560	216,010	20,293
Custodian Fees	14	2	33	287
Total Expenses	16,700	212,562	216,043	20,580
Waiver of Supervision and Administration Fees	–	–	(90,345)	–
Net Expenses	16,700	212,562	125,698	20,580
Net Investment Income	18,739	129,927	1,073,474	125,267
Net Realized Gain on:
Investments (2)	280,561	4,731,779	4,976,021	2,133,141
Foreign Currency Transactions	—	—	—	2,256
Net Realized Gain on Investments and Foreign Currency Transactions	280,561	4,731,779	4,976,021	2,135,397
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(70,650)	(2,288,263)	34,892	(1,810,877)
Foreign Currency Translations	—	—	—	(219)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(70,650)	(2,288,263)	34,892	(1,811,096)
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	209,911	2,443,516	5,010,913	324,301
Net Increase in Net Assets Resulting from Operations	$228,650	$2,573,443	$6,084,387	$449,568

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

100

Statements of Operations
For the period ended April 30, 2018 (Unaudited)

	Global X Scientific Beta Japan ETF	Global X Scientific Beta Asia ex-Japan ETF	Global X YieldCo Index ETF	Global X S&P 500® Catholic Values ETF
Investment Income:
Dividend Income	$91,131	$69,766	$347,044	$1,195,338
Interest Income	35	32	53	566
Less: Foreign Taxes Withheld	(4,191)	(1,480)	(26,465)	—
Total Investment Income	86,975	68,318	320,632	1,195,904
Supervision and Administration Fees(1)	16,120	7,364	67,006	236,806
Custodian Fees	657	15	248	2
Total Expenses	16,777	7,379	67,254	236,808
Waiver of Supervision and Administration Fees	–	–	–	(43,032)
Net Expenses	16,777	7,379	67,254	193,776
Net Investment Income	70,198	60,939	253,378	1,002,128
Net Realized Gain on:
Investments (2)	1,985,006	20,282	161,304	428,142
Foreign Currency Transactions	1,547	142	6,557	—
Net Realized Gain on Investments and Foreign Currency Transactions	1,986,553	20,424	167,861	428,142
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,557,674)	104,067	(1,099,111)	2,800,879
Foreign Currency Translations	(428)	5	(52)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(1,558,102)	104,072	(1,099,163)	2,800,879
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	428,451	124,496	(931,302)	3,229,021
Net Increase (Decrease) in Net Assets Resulting from Operations	$498,649	$185,435	$(677,924)	$4,231,149

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

101

Statements of Changes in Net Assets

	Global X SuperDividend® ETF		Global X SuperDividend® U.S. ETF
	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income	$27,994,505	$45,324,150	$7,821,173	$12,295,430
Net Realized Gain on Investments and Foreign Currency Transactions(1)	35,432,135	7,177,380	13,056,029	9,835,037
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(61,657,127)	50,221,544	(18,310,990)	18,157,096
Net Increase in Net Assets Resulting from Operations	1,769,513	102,723,074	2,566,212	40,287,563
Dividends and Distributions from:
Net Investment Income	(33,598,025)	(50,713,102)	(12,392,445)	(14,750,888)
Return of Capital	—	(9,476,648)	—	(9,099,887)
Total Dividends and Distributions	(33,598,025)	(60,189,750)	(12,392,445)	(23,850,775)
Capital Share Transactions:
Issued	201,149,821	169,457,269	13,771,683	100,563,759
Redeemed	(204,344,236)	(20,913,187)	(27,360,036)	(29,817,886)
Increase (Decrease) in Net Assets from Capital Share Transactions	(3,194,415)	148,544,082	(13,588,353)	70,745,873
Total Increase (Decrease) in Net Assets	(35,022,927)	191,077,406	(23,414,586)	87,182,661
Net Assets:
Beginning of Period	992,893,431	801,816,025	425,579,275	338,396,614
End of Period	$957,870,504	$992,893,431	$402,164,689	$425,579,275
Distributions in Excess of Net Investment Income	$(11,162,538)	$(5,559,018)	$(4,571,272)	$—
Share Transactions:
Issued	9,650,000	7,900,000	550,000	4,000,000
Redeemed	(9,800,000)	(1,000,000)	(1,100,000)	(1,200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(150,000)	6,900,000	(550,000)	2,800,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

102

Statements of Changes in Net Assets

	Global X MSCI SuperDividend® EAFE ETF		Global X MSCI SuperDividend® Emerging Markets ETF
	Period Ended April 30, 2018 (Unaudited)	Period Ended October 31, 2017(1)	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income	$111,745	$79,718	$299,130	$487,640
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	115,988	157,287	(287,890)	687,362
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(10,846)	148,821	662,779	(381,556)
Net Increase in Net Assets Resulting from Operations	216,887	385,826	674,019	793,446
Dividends and Distributions from:
Net Investment Income	(88,424)	(58,777)	(423,123)	(411,165)
Net Realized Gains	(14,610)	—	—	—
Total Dividends and Distributions	(103,034)	(58,777)	(423,123)	(411,165)
Capital Share Transactions:
Issued	8,097,708	2,351,238	7,361,874	9,447,157
Redeemed	(906,478)	(865,077)	—	(821,544)
Increase in Net Assets from Capital Share Transactions	7,191,230	1,486,161	7,361,874	8,625,613
Total Increase in Net Assets	7,305,083	1,813,210	7,612,770	9,007,894
Net Assets:
Beginning of Period	1,813,210	—	12,748,327	3,740,433
End of Period	$9,118,293	$1,813,210	$20,361,097	$12,748,327
Undistributed (Distributions in Excess of) Net Investment Income	$44,996	$21,675	$(45,829)	$78,164
Share Transactions:
Issued	450,000	150,000	450,000	600,000
Redeemed	(50,000)	(50,000)	—	(50,000)
Net Increase in Shares Outstanding from Share Transactions	400,000	100,000	450,000	550,000

(1) The Fund commenced operations on November 14, 2016.

(2) Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

103

Statements of Changes in Net Assets

	Global X SuperDividend® REIT ETF		Global X SuperIncome™ Preferred ETF
	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income	$2,332,654	$2,286,934	$6,467,295	$14,939,979
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	105,808	488,096	(19,542,667)	(3,935,918)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(3,140,205)	1,814,061	10,048,424	(8,268,967)
Net Increase (Decrease) in Net Assets Resulting from Operations	(701,743)	4,589,091	(3,026,948)	2,735,094
Dividends and Distributions from:
Net Investment Income	(2,906,259)	(2,947,750)	(7,926,975)	(15,532,201)
Return of Capital	—	—	—	(716,030)
Total Dividends and Distributions	(2,906,259)	(2,947,750)	(7,926,975)	(16,248,231)
Capital Share Transactions:
Issued	39,107,632	25,482,477	2,378,587	40,670,341
Redeemed	(18,848,448)	(9,440,021)	(23,756,664)	(23,032,945)
Increase (Decrease) in Net Assets from Capital Share Transactions	20,259,184	16,042,456	(21,378,077)	17,637,396
Total Increase (Decrease) in Net Assets	16,651,182	17,683,797	(32,332,000)	4,124,259
Net Assets:
Beginning of Period	51,986,120	34,302,323	236,330,507	232,206,248
End of Period	$68,637,302	$51,986,120	$203,998,507	$236,330,507
Undistributed (Distributions in Excess of) Net Investment Income	$(1,228,581)	$(654,976)	$(1,259,918)	$199,762
Share Transactions:
Issued	2,600,000	1,700,000	200,000	3,150,000
Redeemed	(1,250,000)	(650,000)	(1,950,000)	(1,800,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,350,000	1,050,000	(1,750,000)	1,350,000

(1) Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

104

Statements of Changes in Net Assets

	Global X Social Media ETF		Global X | JPMorgan Efficiente Index ETF
	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income (Loss)	$(205,325)	$398,327	$38,880	$101,187
Net Realized Gain on Investments and Foreign Currency Transactions	14,587,593	16,537,557	87,564	302,416
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(10,580,846)	20,946,051	(19,255)	331,982
Net Increase in Net Assets Resulting from Operations	3,801,422	37,881,935	107,189	735,585
Dividends and Distributions from:
Net Investment Income	(2,573,545)	(126,360)	(136,857)	(198,988)
Total Dividends and Distributions	(2,573,545)	(126,360)	(136,857)	(198,988)
Capital Share Transactions:
Issued	82,448,755	68,430,889	1,326,463	—
Redeemed	(50,529,282)	(75,299,670)	(1,304,681)	(2,514,605)
Increase (Decrease) in Net Assets from Capital Share Transactions	31,919,473	(6,868,781)	21,782	(2,514,605)
Total Increase (Decrease) in Net Assets	33,147,350	30,886,794	(7,886)	(1,978,008)
Net Assets:
Beginning of Period	164,997,532	134,110,738	5,236,648	7,214,656
End of Period	$198,144,882	$164,997,532	$5,228,762	$5,236,648
Undistributed (Distributions in Excess of) Net Investment Income	$(2,173,275)	$605,595	$7,773	$105,750
Share Transactions:
Issued	2,300,000	2,500,000	50,000	—
Redeemed	(1,500,000)	(3,150,000)	(50,000)	(100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	800,000	(650,000)	—	(100,000)

The accompanying notes are an integral part of the financial statements.

105

Statements of Changes in Net Assets

	Global X | JPMorgan US Sector Rotator Index ETF		Global X Guru® Index ETF
	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income	$18,739	$106,490	$129,927	$305,516
Net Realized Gain on Investments and Foreign Currency Transactions(1)	280,561	592,175	4,731,779	5,169,392
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(70,650)	30,028	(2,288,263)	6,897,293
Net Increase in Net Assets Resulting from Operations	228,650	728,693	2,573,443	12,372,201
Dividends and Distributions from:
Net Investment Income	(76,175)	(190,176)	(302,653)	(122,367)
Total Dividends and Distributions	(76,175)	(190,176)	(302,653)	(122,367)
Capital Share Transactions:
Redeemed	(1,314,432)	(6,142,683)	(2,957,353)	(15,307,477)
Decrease in Net Assets from Capital Share Transactions	(1,314,432)	(6,142,683)	(2,957,353)	(15,307,477)
Total Decrease in Net Assets	(1,161,957)	(5,604,166)	(686,563)	(3,057,643)
Net Assets:
Beginning of Period	5,102,108	10,706,274	55,955,789	59,013,432
End of Period	$3,940,151	$5,102,108	$55,269,226	$55,955,789
Undistributed (Distributions in Excess of) Net Investment Income	$(4,167)	$53,269	$(37,676)	$135,050
Share Transactions:
Redeemed	(50,000)	(250,000)	(100,000)	(600,000)
Net Decrease in Shares Outstanding from Share Transactions	(50,000)	(250,000)	(100,000)	(600,000)

(1) Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

106

Statements of Changes in Net Assets

	Global X Scientific Beta US ETF		Global X Scientific Beta Europe ETF
	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income	$1,073,474	$1,718,877	$125,267	$410,910
Net Realized Gain on Investments and Foreign Currency Transactions(1)	4,976,021	2,455,435	2,135,397	1,269,866
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	34,892	12,815,043	(1,811,096)	2,751,400
Net Increase in Net Assets Resulting from Operations	6,084,387	16,989,355	449,568	4,432,176
Dividends and Distributions from:
Net Investment Income	(1,913,894)	(942,969)	(494,437)	(373,503)
Total Dividends and Distributions	(1,913,894)	(942,969)	(494,437)	(373,503)
Capital Share Transactions:
Issued	14,029,532	64,474,236	1,395,077	10,288,569
Redeemed	(18,753,580)	(11,538,411)	(11,357,622)	(5,471,340)
Increase (Decrease) in Net Assets from Capital Share Transactions	(4,724,048)	52,935,825	(9,962,545)	4,817,229
Total Increase (Decrease) in Net Assets	(553,555)	68,982,211	(10,007,414)	8,875,902
Net Assets:
Beginning of Period	135,183,988	66,201,777	21,323,267	12,447,365
End of Period	$134,630,433	$135,183,988	$11,315,853	$21,323,267
Undistributed Net Investment Income	$557,690	$1,398,110	$746	$369,916
Share Transactions:
Issued	450,000	2,300,000	50,000	400,000
Redeemed	(600,000)	(400,000)	(400,000)	(200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(150,000)	1,900,000	(350,000)	200,000

(1) Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

107

Statements of Changes in Net Assets

	Global X Scientific Beta Japan ETF		Global X Scientific Beta Asia ex-Japan ETF
	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income	$70,198	$268,228	$60,939	$114,367
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	1,986,553	1,334,237	20,424	(10,788)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(1,558,102)	1,129,734	104,072	382,154
Net Increase in Net Assets Resulting from Operations	498,649	2,732,199	185,435	485,733
Dividends and Distributions from:
Net Investment Income	(339,465)	(372,358)	(167,280)	(101,714)
Total Dividends and Distributions	(339,465)	(372,358)	(167,280)	(101,714)
Capital Share Transactions:
Issued	1,549,503	7,230,845	—	1,176,937
Redeemed	(9,550,141)	(5,970,573)	—	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(8,000,638)	1,260,272	—	1,176,937
Total Increase (Decrease) in Net Assets	(7,841,454)	3,620,113	18,155	1,560,956
Net Assets:
Beginning of Period	17,308,552	13,688,439	3,856,842	2,295,886
End of Period	$9,467,098	$17,308,552	$3,874,997	$3,856,842
Undistributed (Distributions in Excess of) Net Investment Income	$(91,571)	$177,696	$2,489	$108,830
Share Transactions:
Issued	50,000	250,000	—	50,000
Redeemed	(300,000)	(200,000)	—	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(250,000)	50,000	—	50,000

(1) Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

108

Statements of Changes in Net Assets

	Global X YieldCo Index ETF		Global X S&P 500® Catholic Values ETF
	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income	$253,378	$256,524	$1,002,128	$1,454,670
Net Realized Gain on Investments and Foreign Currency Transactions(1)	167,861	268,545	428,142	3,679,540
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(1,099,163)	1,236,012	2,800,879	12,367,503
Net Increase (Decrease) in Net Assets Resulting from Operations	(677,924)	1,761,081	4,231,149	17,501,713
Dividends and Distributions from:
Net Investment Income	(470,267)	(421,625)	(1,651,047)	(325,821)
Net Realized Gains	—	—	(37,625)	(4,312)
Total Dividends and Distributions	(470,267)	(421,625)	(1,688,672)	(330,133)
Capital Share Transactions:
Issued	2,979,765	13,196,907	28,023,275	80,954,875
Redeemed	(1,177,231)	(1,185,410)	(1,685,890)	(23,444,672)
Increase in Net Assets from Capital Share Transactions	1,802,534	12,011,497	26,337,385	57,510,203
Total Increase in Net Assets	654,343	13,350,953	28,879,862	74,681,783
Net Assets:
Beginning of Period	20,046,395	6,695,442	114,580,740	39,898,957
End of Period	$20,700,738	$20,046,395	$143,460,602	$114,580,740
Undistributed (Distributions in Excess of) Net Investment Income	$(279,867)	$(62,978)	$626,392	$1,275,311
Share Transactions:
Issued	250,000	1,100,000	850,000	2,850,000
Redeemed	(100,000)	(100,000)	(50,000)	(800,000)
Net Increase in Shares Outstanding from Share Transactions	150,000	1,000,000	800,000	2,050,000

(1) Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

109

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*		Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X SuperDividend® ETF
2018 (Unaudited)	21.51	0.61		(0.57)	0.04	(0.73)	—	—	(0.73)	20.82	0.19	957,871	0.58	†	5.79	†	39.37
2017	20.43	1.08		1.45	2.53	(1.22)	—	(0.23)	(1.45)	21.51	12.69	992,893	0.58		5.07		67.38
2016	20.65	1.15		0.08	1.23	(1.30)	—	(0.15)	(1.45)	20.43	6.23	801,816	0.58		5.67		39.06
2015	24.24	1.26		(3.36)	(2.10)	(1.44)	(0.05)	—	(1.49)	20.65	(9.01)	880,666	0.58		5.58		26.12
2014	23.74	1.40		0.56	1.96	(1.46)	—	—	(1.46)	24.24	8.41	1,037,576	0.58		5.71		33.63
2013	21.86	1.34		2.27	3.61	(1.73)	—	—	(1.73)	23.74	17.34	775,238	0.58		5.93		43.64
Global X SuperDividend® U.S. ETF
2018 (Unaudited)	25.18	0.47		(0.31)	0.16	(0.74)	—	—	(0.74)	24.60	0.67	402,165	0.45	†	3.82	†	23.56
2017	24.00	0.79	#	1.94	2.73	(0.96)	—	(0.59)	(1.55)	25.18	11.64	425,579	0.45		3.15	#	53.01
2016	25.23	0.92	#	(0.40)	0.52	(1.07)	—	(0.68)	(1.75)	24.00	2.13	338,397	0.45		3.77	#	53.45
2015	29.60	1.71		(4.19)	(2.48)	(1.23)	—	(0.66)	(1.89)	25.23	(8.67)	274,999	0.45		6.25		42.51
2014	25.94	1.78		3.45	5.23	(1.41)	—	(0.16)	(1.57)	29.60	20.80	276,715	0.45		6.32		40.04
2013(1)	25.15	0.98		0.82	1.80	(0.91)	—	(0.10)	(1.01)	25.94	7.32	51,879	0.45	†	6.02	†	20.36
Global X MSCI SuperDividend® EAFE ETF
2018 (Unaudited)	18.13	0.59		0.30	0.89	(0.63)	(0.15)	—	(0.78)	18.24	5.04	9,118	0.55	†	6.61	†	5.88
2017(2)	14.87	0.81		3.04	3.85	(0.59)	—	—	(0.59)	18.13	26.19	1,813	0.56	†	4.97	†	45.40
Global X MSCI SuperDividend® Emerging Markets ETF
2018 (Unaudited)	15.94	0.33		0.52	0.85	(0.50)	—	—	(0.50)	16.29	5.35	20,361	0.66	†	4.09	†	23.48
2017	14.96	0.83		0.91	1.74	(0.76)	—	—	(0.76)	15.94	11.95	12,748	0.66		5.25		122.32
2016	13.73	0.59		1.41	2.00	(0.77)	—	—	(0.77)	14.96	15.58	3,740	0.65		4.49		64.83
2015(3)	14.90	0.66		(1.34)	(0.68)	(0.49)	—	—	(0.49)	13.73	(4.89)	3,433	0.65	†	6.72	†	1.25
Global X SuperDividend® REIT ETF
2018 (Unaudited)	15.29	0.56		(0.67)	(0.11)	(0.73)	—	—	(0.73)	14.45	(0.81)	68,637	0.59	†	7.67	†	40.45
2017	14.60	0.86		0.96	1.82	(1.13)	—	—	(1.13)	15.29	13.00	51,986	0.58		5.74		54.96
2016	13.18	0.91		1.72	2.63	(1.21)	—	—	(1.21)	14.60	21.01	34,302	0.56		6.23		16.87
2015(3)	15.12	0.63		(1.95)	(1.32)	(0.62)	—	—	(0.62)	13.18	(8.86)	3,954	0.54	†	7.20	†	1.45
Global X SuperIncome™ Preferred ETF
2018 (Unaudited)	12.44	0.36		(0.53)	(0.17)	(0.44)	—	—	(0.44)	11.83	(1.38)	203,999	0.58	†	6.03	†	42.49
2017	13.16	0.82		(0.65)	0.17	(0.85)	—	(0.04)	(0.89)	12.44	1.31	236,331	0.58		6.39		45.12
2016	13.49	0.91		(0.33)	0.58	(0.91)	—	—	(0.91)	13.16	4.44	232,206	0.58		6.81		47.62
2015	14.74	0.95		(1.21)	(0.26)	(0.99)	—	—	(0.99)	13.49	(1.95)	235,427	0.58		6.68		76.54
2014	14.81	1.01		(0.02)	0.99	(1.06)	—	—	(1.06)	14.74	6.89	162,875	0.58		6.78		85.07
2013^	14.65	0.31		0.18	0.49	(0.33)	—	—	(0.33)	14.81	3.38	59,965	0.58	†	6.34	†	61.86
2013(4)	15.02	1.13		(0.47)	0.66	(1.02)	(0.01)	—	(1.03)	14.65	4.46	35,169	0.58	†	7.84	†	91.98
Global X Social Media ETF
2018 (Unaudited)	32.67	(0.04)		1.73	1.69	(0.49)	—	—	(0.49)	33.87	5.20	198,145	0.65	†	(0.22	)†	0.14
2017	23.53	0.10		9.08	9.18	(0.04)	—	—	(0.04)	32.67	39.09	164,998	0.65		0.35		41.40
2016	19.29	0.02		4.22	4.24		—	—	***	23.53	21.99	134,111	0.65		0.12		39.89
2015	19.30	0.01		(0.01)	—	(0.01)	—	—	(0.01)	19.29	—	77,145	0.65		0.04		26.51
2014	19.38	—		(0.08)	(0.08)	—	—	—	—	19.30	(0.41)	126,418	0.65		(0.01)		26.52
2013	12.83	—		6.66	6.66	(0.11)	—	—	(0.11)	19.38	52.34	95,948	0.65		(0.01)		55.96
Global X | JPMorgan Efficiente Index ETF
2018 (Unaudited)	26.18	0.19		0.45	0.64	(0.68)	—	—	(0.68)	26.14	2.45	5,229	0.70	†	1.48	†	137.20
2017	24.05	0.40		2.51	2.91	(0.78)	—	—	(0.78)	26.18	12.29	5,237	0.76		1.60		232.58
2016	23.72	0.51		0.86	1.37	(1.04)	—	—	(1.04)	24.05	6.12	7,215	0.69		2.15		387.39
2015	25.49	0.43		(2.04)	(1.61)	(0.16)	—	—	(0.16)	23.72	(6.37)	8,302	0.69		1.70		311.58
2014(5)	24.95	—		0.54	0.54	—	—	—	—	25.49	2.16	2,549	0.69	†	(0.69	)†	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount rounds to less than $0.00.
^	For the period July 1, 2013 to October 31, 2013. Effective July 1, 2013 the Global X Permanent ETF, Global X Guru® Index ETF (formerly Global X Top Guru Holdings Index ETF) and Global X SuperIncome™ Preferred ETF each changed their fiscal year end to October 31.
#	Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on March 11, 2013.
(2)	The Fund commenced operations on November 14, 2016.
(3)	The Fund commenced operations on March 16, 2015.
(4)	The Fund commenced operations on July 16, 2012.
(5)	The Fund commenced operations on October 22, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

110

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*		Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X | JPMorgan US Sector Rotator Index ETF
2018 (Unaudited)	25.51	0.10		1.04	1.14	(0.38)	—	—	(0.38)	26.27	4.47	3,940	0.69	†	0.77	†	329.21
2017	23.79	0.37		1.89	2.26	(0.54)	—	—	(0.54)	25.51	9.65	5,102	0.69		1.48		815.61
2016	23.55	0.35		0.25	0.60	(0.36)	—	—	(0.36)	23.79	2.60	10,706	0.69		1.50		839.83
2015	25.41	0.20		(1.94)	(1.74)	(0.11)	(0.01)	—	(0.12)	23.55	(6.90)	14,127	0.69		0.82		907.92
2014(1)	25.03	—		0.38	0.38	—	—	—	—	25.41	1.52	2,541	0.69	†	(0.69	)†	63.35
Global X Guru® Index ETF
2018 (Unaudited)	28.70	0.07		1.27	1.34	(0.16)	—	—	(0.16)	29.88	4.67	55,269	0.75	†	0.46	†	67.25
2017	23.14	0.14	#	5.47	5.61	(0.05)	—	—	(0.05)	28.70	24.30	55,956	0.75		0.54	#	94.71
2016	23.96	0.12	#	(0.83)	(0.71)	(0.09)	—	(0.02)	(0.11)	23.14	(2.97)	59,013	0.75		0.52	#	102.07
2015	26.30	0.10		(2.16)	(2.06)	(0.28)	—	—	(0.28)	23.96	(7.94)	184,505	0.75		0.39		129.71
2014	23.99	0.22		2.12	2.34	(0.03)	—	—	(0.03)	26.30	9.76	436,586	0.75		0.88		128.37
2013^	20.68	0.01		3.30	3.31	—	—	—	—	23.99	16.01	241,060	0.75	†	0.10	†	24.89
2013	15.83	0.17		5.66	5.83	(0.20)	(0.78)	—	(0.98)	20.68	38.08	52,740	0.75		0.85		77.25
Global X Scientific Beta US ETF
2018 (Unaudited)	30.04	0.25		1.12	1.37	(0.46)	—	—	(0.46)	30.95	4.55	134,630	0.19	†	1.62	†	12.50
2017	25.46	0.48		4.44	4.92	(0.34)	—	—	(0.34)	30.04	19.52	135,184	0.19	@	1.69		28.46
2016	24.67	0.46		0.62	1.08	(0.29)	—	—	(0.29)	25.46	4.43	66,202	0.20	@	1.82		32.54
2015(2)	24.90	0.18		(0.41)	(0.23)	—	—	—	—	24.67	(0.92)	2,467	0.35	†	1.55	†	20.90
Global X Scientific Beta Europe ETF
2018 (Unaudited)	28.43	0.33		0.94	1.27	(1.41)	—	—	(1.41)	28.29	4.58	11,316	0.39	†	2.35	†	14.35
2017	22.63	0.61		5.87	6.48	(0.68)	—	—	(0.68)	28.43	29.54	21,323	0.38		2.41		26.52
2016	24.41	0.66		(2.10)	(1.44)	(0.34)	—	—	(0.34)	22.63	(5.96)	12,447	0.38		2.89		35.72
2015(2)	24.89	0.25		(0.73)	(0.48)	—	—	—	—	24.41	(1.93)	2,441	0.38	†	2.22	†	17.53
Global X Scientific Beta Japan ETF
2018 (Unaudited)	31.47	0.26		1.19	1.45	(1.36)	—	—	(1.36)	31.56	4.61	9,467	0.40	†	1.65	†	12.85
2017	27.38	0.47		4.36	4.83	(0.74)	—	—	(0.74)	31.47	18.17	17,309	0.39		1.64		17.80
2016	25.19	0.44		1.97	2.41	(0.21)	(0.01)	—	(0.22)	27.38	9.63	13,688	0.38		1.75		82.57
2015(2)	25.07	0.12		—	0.12	—	—	—	—	25.19	0.48	2,519	0.38	†	1.02	†	20.31
Global X Scientific Beta Asia ex-Japan ETF
2018 (Unaudited)	25.71	0.41		0.83	1.24	(1.12)	—	—	(1.12)	25.83	4.81	3,875	0.38	†	3.14	†	12.69
2017	22.96	0.92		2.85	3.77	(1.02)	—	—	(1.02)	25.71	17.43	3,857	0.38		3.86		53.22
2016	21.63	0.80		1.15	1.95	(0.62)	—	—	(0.62)	22.96	9.29	2,296	0.38		3.61		74.44
2015(2)	24.89	0.44		(3.70)	(3.26)	—	—	—	—	21.63	(13.10)	2,163	0.38	†	4.17	†	59.21
Global X YieldCo Index ETF
2018 (Unaudited)	12.53	0.15		(0.57)	(0.42)	(0.28)	—	—	(0.28)	11.83	(3.34)	20,701	0.65	†	2.46	†	12.28
2017	11.16	0.28	#	1.59	1.87	(0.50)	—	—	(0.50)	12.53	17.30	20,046	0.65		2.37	#	25.99
2016	11.06	0.41	#	0.35	0.76	(0.48)	—	(0.18)	(0.66)	11.16	7.25	6,695	0.66		3.78	#	40.25
2015(3)	15.19	0.20		(4.19)	(3.99)	(0.14)	—	—	(0.14)	11.06	(26.39)	3,319	0.65	†	3.72	†	22.97
Global X S&P 500® Catholic Values ETF
2018 (Unaudited)	31.83	0.25		0.94	1.19	(0.41)	(0.01)	—	(0.42)	32.60	3.71	143,461	0.29	†	1.50	†	1.76
2017	25.74	0.48		5.74	6.22	(0.13)	***	—	(0.13)	31.83	24.27	114,581	0.29	@	1.64		6.09
2016(4)	25.14	0.24		0.36	0.60	—	—	—	—	25.74	2.39	39,899	0.29	@†	1.75	†	2.80

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount rounds to less than $0.00.
^	For the period July 1, 2013 to October 31, 2013. Effective July 1, 2013 the Global X Permanent ETF, Global X Guru® Index ETF (formerly Global X Top Guru Holdings Index ETF) and Global X SuperIncome™ Preferred ETF each changed their fiscal year end to October 31.
#	Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
@	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.35% and 0.39%, for the Global X Scientific Beta US ETF and the Global X S&P 500® Catholic Values ETF, respectively.
(1)	The Fund commenced operations on October 22, 2014.
(2)	The Fund commenced operations on May 12, 2015.
(3)	The Fund commenced operations on May 27, 2015.
(4)	The Fund commenced operations on April 18, 2016.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

111

Notes to Financial Statements
April 30, 2018 (Unaudited)

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2018, the Trust had eighty-four portfolios, fifty-three of which were operational. The financial statements herein and the related notes pertain to the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® EAFE ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X SuperDividend® REIT ETF, Global X SuperIncome™ Preferred ETF, Global X Social Media ETF, Global X | JPMorgan Efficiente Index ETF, Global X | JPMorgan US Sector Rotator Index ETF, Global X Guru® Index ETF, Global X Scientific Beta US ETF, Global X Scientific Beta Europe ETF, Global X Scientific Beta Japan ETF, Global X Scientific Beta Asia ex-Japan ETF, Global X YieldCo Index ETF, and Global X S&P 500® Catholic Values ETF (each a “Fund”, collectively, the “Funds”). Each Fund (except the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X Guru® Index ETF, Global X Scientific Beta US ETF, Global X Scientific Beta Europe ETF, Global X Scientific Beta Japan ETF, Global X Scientific Beta Asia ex-Japan ETF, and Global X S&P 500® Catholic Values ETF) has elected non-diversification status.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying Master Limited Partnership (“MLP”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

MLPs – Certain Funds may invest in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners: the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity.

112

Notes to Financial Statements (Continued)
April 30, 2018 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Board of Trustees (the “Board”) of the Trust. The Funds’ Fair Value Procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security's primary pricing source

113

Notes to Financial Statements (Continued)
April 30, 2018 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

is not able or willing to provide a price; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment advisor (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of April 30, 2018, Global X Scientific Beta Asia ex-Japan ETF has two fair valued securities valued $0 and $37, respectively. There were no other securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year or period ended April 30, 2018, there have been no significant changes to the Funds’ fair valuation methodologies.

114

Notes to Financial Statements (Continued)
April 30, 2018 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS – Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at April 30, 2018. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements by Chase Securities and Royal Bank of Canada are held by Brown Brothers Harriman & Co (“BBH”) and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

115

Notes to Financial Statements (Continued)
April 30, 2018 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

At April 30, 2018, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

		Fair Value of Non-cash	Cash Collateral
	Repurchase Agreements	Collateral Received(1)	Received	Net Amount (2)
Global X SuperDividend® ETF
Chase Securities	$10,484,368	$10,484,368	$-	$-
Royal Bank of Canada	26,028,718	26,028,718	-	-
Global X SuperDividend® U.S. ETF
Chase Securities	1,941,841	1,941,841	-	-
Royal Bank of Canada	4,820,855	4,820,855	-	-
Global X SuperIncome™ Preferred ETF
Chase Securities	272,139	272,139	-	-
Royal Bank of Canada	675,618	675,618	-	-
Global X Social Media ETF
Chase Securities	2,305,085	2,305,085	-	-
Royal Bank of Canada	5,722,654	5,722,654	-	-
Global X Guru® Index ETF
Chase Securities	240,703	240,703	-	-
Royal Bank of Canada	597,575	597,575	-	-
(1)	Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for each Fund.
(2)	Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES – It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof. As of December 31, 2017, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from inception forward.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

116

Notes to Financial Statements (Continued)
April 30, 2018 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

As of and during the reporting period ended April 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the reporting period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from real estate investment trust (“REIT”) investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at Net Asset Value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, the Funds’ custodian (“Custodian”), on the date of such redemption, regardless of the number of Creation Units redeemed that day.

117

Notes to Financial Statements (Continued)
April 30, 2018 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at April 30, 2018	Redemption Fee
Global X SuperDividend® ETF	50,000	$3,800	$1,041,000	$3,800
Global X SuperDividend® U.S. ETF	50,000	500	1,230,000	750
Global X MSCI SuperDividend® EAFE ETF	50,000	1,200	912,000	3,000
Global X MSCI SuperDividend® Emerging Markets ETF	50,000	3,000	814,500	3,000
Global X SuperDividend® REIT ETF	50,000	500	722,500	750
Global X SuperIncome™ Preferred ETF	50,000	500	591,500	500
Global X Social Media ETF	50,000	300	1,693,500	1,000
Global X | JPMorgan Efficiente Index ETF	50,000	500	1,307,000	500
Global X | JPMorgan US Sector Rotator Index ETF	50,000	500	1,313,500	500
Global X Guru® Index ETF	50,000	300	1,494,000	750
Global X Scientific Beta US ETF	50,000	2,300	1,547,500	2,500
Global X Scientific Beta Europe ETF	50,000	10,500	1,414,500	10,500
Global X Scientific Beta Japan ETF	50,000	4,500	1,578,000	5,500
Global X Scientific Beta Asia ex-Japan ETF	50,000	6,500	1,291,500	11,000
Global X YieldCo Index ETF	50,000	500	591,500	500
Global X S&P 500® Catholic Values ETF	50,000	2,300	1,630,000	2,300

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For the Adviser’s service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

118

Notes to Financial Statements (Continued)
April 30, 2018 (Unaudited)

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)

The following table discloses supervision and administration fees pursuant to the Supervision and Administration Agreement:

Supervision and
Administration Fee
Global X SuperDividend® ETF	0.58%
Global X SuperDividend® U.S. ETF	0.45%
Global X MSCI SuperDividend® EAFE ETF	0.55%
Global X MSCI SuperDividend® Emerging Markets ETF	0.65%
Global X SuperDividend® REIT ETF	0.58%
Global X SuperIncomeTM Preferred ETF	0.58%
Global X Social Media ETF	0.65%
Global X | JPMorgan Efficiente Index ETF	0.69%
Global X | JPMorgan US Sector Rotator Index ETF	0.69%
Global X Guru® Index ETF	0.75%
Global X Scientific Beta US ETF*	0.19%
Global X Scientific Beta Europe ETF	0.38%
Global X Scientific Beta Japan ETF	0.38%
Global X Scientific Beta Asia ex-Japan ETF	0.38%
Global X YieldCo Index ETF	0.65%
Global X S&P 500® Catholic Values ETF**	0.29%

*Effective March 1, 2018, pursuant to an expense limitation agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Global X Scientific Beta US ETF (the “Fund”) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.19% of the Fund’s average daily net assets per year until at least March 1, 2019. The Fund (at a later date) may reimburse the Adviser for the fees it reimbursed or waived and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.19% during the year in which it is paid and the Board of Trustees has approved such reimbursement to the Adviser. As of April 30, 2018, the amounts of waivers/reimbursements subject to recoupment for Global X Scientific Beta US ETF were $90,345 expiring in 2021, $162,684 expiring 2020, and $50,604 expiring 2019. As of April 30, 2018, there had been no recoupment of previously waived and reimbursed fees.

**Effective March 1, 2018, the Adviser discontinued the expense limitation agreement that had been in place with respect to the Global X S&P 500® Catholic Values ETF. As of April 30, 2018, the amounts of waivers/reimbursements subject to recoupment for Global X S&P 500® Catholic Values ETF were $43,032 expiring in 2021, $88,406 expiring 2020, and $8,298 expiring 2019. As of April 30, 2018, there had been no recoupment of previously waived and reimbursed fees.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser. SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares.

119

Notes to Financial Statements (Continued)
April 30, 2018 (Unaudited)

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (concluded)

SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement, rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as Custodian of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. BBH also serves as the Funds’ transfer agent. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2018, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities, were:

	Purchases	Sales and Maturities
Global X SuperDividend® ETF	$398,361,479	$382,739,536
Global X SuperDividend® U.S. ETF	97,167,511	104,897,615
Global X MSCI SuperDividend® EAFE ETF	219,371	253,850
Global X MSCI SuperDividend® Emerging Markets ETF	6,222,180	3,522,741
Global X SuperDividend® REIT ETF	30,560,931	24,598,051
Global X SuperIncome™ Preferred ETF	92,858,399	91,935,162
Global X Social Media ETF	268,079	2,773,894
Global X | JPMorgan Efficiente Index ETF	7,495,029	7,583,740
Global X | JPMorgan US Sector Rotator Index ETF	16,143,517	16,169,839
Global X Guru® Index ETF	38,037,905	38,223,314
Global X Scientific Beta US ETF	16,540,996	17,299,957
Global X Scientific Beta Europe ETF	1,707,671	2,072,444
Global X Scientific Beta Japan ETF	1,219,805	1,479,376
Global X Scientific Beta Asia ex-Japan ETF	493,409	599,458
Global X YieldCo Index ETF	2,551,882	2,937,291
Global X S&P 500® Catholic Values ETF	2,359,497	2,962,026

120

Notes to Financial Statements (Continued)
April 30, 2018 (Unaudited)

4. INVESTMENT TRANSACTIONS (concluded)

For the period ended April 30, 2018, there were no purchases and sales of long-term U.S. Government securities.

For the year or periods ended April 30, 2018, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X SuperDividend® ETF	$180,641,782	$200,003,463	$39,263,649
Global X SuperDividend® U.S. ETF	13,721,744	22,124,716	3,067,056
Global X MSCI SuperDividend® EAFE ETF	8,087,309	907,321	131,305
Global X MSCI SuperDividend® Emerging Markets ETF	4,497,291	-	-
Global X SuperDividend® REIT ETF	34,131,190	18,794,473	2,340,737
Global X SuperIncome™ Preferred ETF	2,373,774	23,718,849	400,262
Global X Social Media ETF	80,390,277	48,573,293	15,453,845
Global X | JPMorgan Efficiente Index ETF	1,327,106	1,312,028	97,501
Global X | JPMorgan US Sector Rotator Index ETF	-	1,345,801	(3,126)
Global X Guru® Index ETF	-	2,957,338	344,141
Global X Scientific Beta US ETF	13,916,646	18,746,671	4,922,191
Global X Scientific Beta Europe ETF	1,393,857	11,346,786	2,128,935
Global X Scientific Beta Japan ETF	1,528,075	9,526,117	1,935,130
Global X Scientific Beta Asia ex-Japan ETF	-	-	-
Global X YieldCo Index ETF	2,974,617	928,839	191,370
Global X S&P 500® Catholic Values ETF	28,012,146	1,682,954	459,681

For the year or periods ended October 31, 2017, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain
Global X SuperDividend® ETF	$163,240,027	$20,590,005	$2,861,114
Global X SuperDividend® U.S. ETF	100,539,399	23,933,355	3,420,825
Global X MSCI SuperDividend® EAFE ETF	2,345,995	872,903	142,869
Global X MSCI SuperDividend® Emerging Markets ETF	4,822,071	813,727	152,182
Global X SuperDividend® REIT ETF	25,401,109	9,432,919	431,276
Global X SuperIncome™ Preferred ETF	40,625,775	23,004,344	557,950
Global X Social Media ETF	67,999,034	74,870,376	13,127,991
Global X | JPMorgan Efficiente Index ETF	-	2,515,599	199,439
Global X | JPMorgan US Sector Rotator Index ETF	-	6,154,295	121,486
Global X Guru® Index ETF	-	15,308,084	1,594,422
Global X Scientific Beta US ETF	64,441,946	11,532,295	3,237,833
Global X Scientific Beta Europe ETF	10,268,569	5,472,878	1,599,139
Global X Scientific Beta Japan ETF	7,186,396	5,950,909	1,488,551
Global X Scientific Beta Asia ex-Japan ETF	1,180,298	-	-
Global X YieldCo Index ETF	13,132,948	945,833	259,096
Global X S&P 500® Catholic Values ETF	80,897,365	23,330,073	3,783,252

121

Notes to Financial Statements (Continued)
April 30, 2018 (Unaudited)

5. TAX INFORMATION

The Global X SuperDividend® REIT ETF has a tax year that ends on December 31. The following tax disclosures are representative as of October 31, 2017. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year ending December 31, 2017.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years or periods ended October 31, 2017 and October 31, 2016 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X SuperDividend® ETF
2017	$50,713,102	$–	$9,476,648	$60,189,750
2016	50,746,230	–	5,683,920	56,430,150
Global X SuperDividend® U.S. ETF
2017	$14,750,888	$–	$9,099,887	$23,850,775
2016	12,821,203	–	8,107,347	20,928,550
Global X MSCI SuperDividend® EAFE ETF
2017	$58,664	$113	$–	$58,777
Global X MSCI SuperDividend® Emerging Markets ETF
2017	$411,165	$–	$–	$411,165
2016	191,294	–	–	191,294
Global X SuperDividend® REIT ETF(1)
2017	$1,512,300	$–	$–	$1,512,300
2016	210,363	10,512	–	220,875
Global X SuperIncome™ Preferred ETF
2017	$15,532,201	$–	$716,030	$16,248,231
2016	14,776,181	–	–	14,776,181
Global X Social Media ETF
2017	$126,360	$–	$–	$126,360
2016	6,875	–	–	6,875
Global X | JPMorgan Efficiente Index ETF
2017	$198,988	$–	$–	$198,988
2016	312,783	–	–	312,783
Global X | JPMorgan US Sector Rotator Index ETF
2017	$190,176	$–	$–	$190,176
2016	197,183	–	–	197,183
Global X Guru® Index ETF
2017	$122,367	$–	$–	$122,367
2016	635,053	–	125,403	760,456
Global X Scientific Beta US ETF
2017	$942,969	$–	$–	$942,969
2016	29,000	–	–	29,000

122

Notes to Financial Statements (Continued)
April 30, 2018 (Unaudited)

5. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Scientific Beta Europe ETF
2017	$373,503	$–	$–	$373,503
2016	34,296	–	–	34,296
Global X Scientific Beta Japan ETF
2017	$372,358	$–	$–	$372,358
2016	21,833	–	–	21,833
Global X Scientific Beta Asia ex-Japan ETF
2017	$101,714	$–	$–	$101,714
2016	62,417	–	–	62,417
Global X YieldCo Index ETF
2017	$421,625	$–	$–	$421,625
2016	199,159	–	76,200	275,359
Global X S&P 500® Catholic Values ETF
2017	$330,133	$–	$–	$330,133
2016	–	–	–	–

(1) The Global X SuperDividend® REIT ETF has a tax year that ends on December 31.

As of October 31, 2017, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® EAFE ETF
Undistributed Ordinary Income	$–	$–	$41,494
Capital Loss Carryforwards	(97,650,388)	(51,441,041)	–
Unrealized Appreciation on Investments and Foreign Currency	496,107	25,039,414	142,688
Other Temporary Differences	(3)	2	(2)
Total Distributable Earnings (Accumulated Losses)	$(97,154,284)	$(26,401,625)	$184,180

	Global X Funds
	Global X MSCI SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF(1)	Global X SuperIncome™ Preferred ETF
Undistributed Ordinary Income	$138,432	$204,179	$–
Capital Loss Carryforwards	(163,583)	(192,181)	(24,532,422)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	111,529	(1,092,871)	(18,653,485)
Other Temporary Differences	(2)	(287,375)	(301,586)
Total Distributable Earnings (Accumulated Losses)	$86,376	$(1,368,248)	$(43,487,493)

123

Notes to Financial Statements (Continued)
April 30, 2018 (Unaudited)

5. TAX INFORMATION (continued)

	Global X Funds
	Global X Social Media ETF	Global X | JPMorgan Efficiente Index ETF	Global X | JPMorgan US Sector Rotator Index ETF
Undistributed Ordinary Income	$2,573,540	$105,750	$53,268
Capital Loss Carryforwards	(13,992,387)	(1,864,221)	(1,838,450)
Unrealized Appreciation on Investments and Foreign Currency	18,071,984	333,255	48,134
Other Temporary Differences	3	3	2
Total Distributable Earnings (Accumulated Losses)	$6,653,140	$(1,425,213)	$(1,737,046)

	Global X Funds
	Global X Guru® Index ETF	Global X Scientific Beta US ETF	Global X Scientific Beta Europe ETF
Undistributed Ordinary Income	$135,049	$1,398,111	$483,063
Capital Loss Carryforwards	(29,492,154)	(695,864)	(456,013)
Unrealized Appreciation on Investments and Foreign Currency	5,172,631	13,555,773	2,270,867
Other Temporary Differences	(2)	1	(4)
Total Distributable Earnings (Accumulated Losses)	$(24,184,476)	$14,258,021	$2,297,913

(1) The Global X SuperDividend® REIT ETF has a tax year that ends on December 31.

	Global X Funds
	Global X Scientific Beta Japan ETF	Global X Scientific Beta Asia ex- Japan ETF	Global X YieldCo Index ETF
Undistributed Ordinary Income	$325,459	$149,279	$10,704
Capital Loss Carryforwards	(264,637)	(345,285)	(900,338)
Unrealized Appreciation on Investments and Foreign Currency	2,045,744	375,960	1,342,493
Other Temporary Differences	(5)	(1)	3
Total Distributable Earnings	$2,106,561	$179,953	$452,862

	Global X Funds
	Global X S&P 500® Catholic Values ETF
Undistributed Ordinary Income	$1,291,701
Undistributed Long-Term Capital Gain	21,227
Unrealized Appreciation on Investments and Foreign Currency	11,666,661
Other Temporary Differences	2
Total Distributable Earnings	$12,979,591

124

Notes to Financial Statements (Continued)
April 30, 2018 (Unaudited)

5. TAX INFORMATION (continued)

For taxable years beginning after December 22, 2010, a RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Net capital losses of a RIC realized in taxable years beginning before that date (pre-2011 losses) can be carried forward up to 8 years and are characterized in later years as short-term losses. If a Fund uses pre-2011 loss carryforwards in later years, the carryforwards will not reduce the Fund’s current earnings and profits, while loss carryforwards from later years will reduce the Fund’s current earnings and profits. To the extent that later year capital gains are offset by pre-2011 loss carryforwards, distributions of such gains will be treated as ordinary dividend distributions. Losses carried forward under these provisions are as follows:

	Short-Term	Long-Term
Global X Funds	Loss	Loss	Total
Global X SuperDividend® ETF	$(53,093,160)	$(44,557,228)	$(97,650,388)
Global X SuperDividend® U.S. ETF	(40,060,305)	(11,380,736)	(51,441,041)
Global X MSCI SuperDividend® Emerging Markets ETF	(54,187)	(109,396)	(163,583)
Global X SuperDividend® REIT ETF	(192,181)	-	(192,181)
Global X SuperIncome™ Preferred ETF	(9,454,764)	(15,077,658)	(24,532,422)
Global X Social Media ETF	(1,303,796)	(12,688,591)	(13,992,387)
Global X | JPMorgan Efficiente Index ETF	(1,864,221)	-	(1,864,221)
Global X | JPMorgan US Sector Rotator Index ETF	(1,838,450)	-	(1,838,450)
Global X Guru® Index ETF	(27,599,901)	(1,892,253)	(29,492,154)
Global X Scientific Beta US ETF	(695,864)	-	(695,864)
Global X Scientific Beta Europe ETF	(355,376)	(100,637)	(456,013)
Global X Scientific Beta Japan ETF	(264,637)	-	(264,637)
Global X Scientific Beta Asia ex-Japan ETF	(275,129)	(70,156)	(345,285)
Global X YieldCo Index ETF	(509,745)	(390,593)	(900,338)

During the year ended October 31, 2017, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

	Short-Term	Long-Term
Global X Funds	Loss	Loss	Total
Global X SuperDividend® ETF	$-	$3,712,459	$3,712,459
Global X MSCI SuperDividend® Emerging Markets ETF	705,953	-	705,953
Global X | JPMorgan Efficiente Index ETF	87,218	-	87,218
Global X | JPMorgan US Sector Rotator Index ETF	474,843	-	474,843
Global X Guru® Index ETF	1,359,833	2,140,221	3,500,054
Global X YieldCo Index ETF	11,855	-	11,855

125

Notes to Financial Statements (Continued)
April 30, 2018 (Unaudited)

5. TAX INFORMATION (concluded)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2018 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X SuperDividend® ETF	$1,056,147,662	$41,770,952	$(102,886,855)	$(61,115,903)
Global X SuperDividend® U.S. ETF	401,096,286	21,612,507	(14,884,084)	6,728,423
Global X MSCI SuperDividend® EAFE ETF	8,931,518	315,390	(183,338)	132,052
Global X MSCI SuperDividend® Emerging Markets ETF	19,488,168	1,288,270	(484,800)	793,470
Global X SuperDividend® REIT ETF	71,702,223	754,275	(2,678,568)	(1,924,293)
Global X SuperIncome™ Preferred ETF	212,831,800	1,322,524	(9,701,107)	(8,378,583)
Global X Social Media ETF	199,344,919	22,084,765	(14,469,017)	7,615,748
Global X | JPMorgan Efficiente Index ETF	4,913,010	328,955	(14,954)	314,001
Global X | JPMorgan US Sector Rotator Index ETF	3,961,793	43,997	(66,512)	(22,515)
Global X Guru® Index ETF	53,198,406	5,822,691	(2,938,324)	2,884,367
Global X Scientific Beta US ETF	120,745,986	17,525,439	(3,934,774)	13,590,665
Global X Scientific Beta Europe ETF	10,818,238	1,118,983	(659,812)	459,171
Global X Scientific Beta Japan ETF	8,966,836	890,001	(400,567)	489,434
Global X Scientific Beta Asia ex-Japan ETF	3,381,354	622,806	(142,780)	480,026
Global X YieldCo Index ETF	20,400,562	1,002,291	(758,902)	243,389
Global X S&P 500® Catholic Values ETF	128,927,895	19,482,837	(5,015,297)	14,467,540

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies, MLP adjustments and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than those of U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

126

Notes to Financial Statements (Continued)
April 30, 2018 (Unaudited)

6. CONCENTRATION OF RISKS (concluded)

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. The Funds may utilize a representative sampling strategy with respect to their underlying indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying indices, or, in certain instances, when securities in the underlying indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indices).

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short term investments or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

As of April 30, 2018, the value of securities on loan was $38,774,170, $7,285,107, $1,029,110, $8,706,819 and $842,003 for the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X SuperIncome™ Preferred ETF, Global X Social Media ETF and Global X Guru® Index ETF, respectively, and the value of securities purchased with the cash collateral held from securities on loan was $40,591,656, $7,518,100, $1,053,623, $8,924,450 and $931,915 for the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X SuperIncome™ Preferred ETF, Global X Social Media ETF and Global X Guru® Index ETF, respectively.

127

Notes to Financial Statements (Continued)
April 30, 2018 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (continued)

As of April 30, 2018, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X SuperDividend® ETF
Barclays Bank	$4,772,854	$5,115,600
Citigroup	1,423,333	1,519,533
Credit Suisse	3,027,749	3,193,793
Deutsche Bank	7,666,276	7,941,381
Goldman Sachs & Co.	5,820,464	5,914,880
JPMorgan	4,266,000	4,500,000
Merrill Lynch Pierce Fenner & Smith	5,205,800	5,525,499
Morgan Stanley	6,468,585	6,749,540
Scotia Capital	123,109	131,430
Global X SuperDividend® U.S. ETF
Citigroup	4,111,372	4,214,725
Goldman Sachs & Co.	2,484,630	2,599,200
SG Americas Securities	689,105	704,175
Global X SuperIncome™ Preferred ETF
Citigroup	170,495	173,680
Credit Suisse	219,815	227,943
Deutsche Bank	513,800	525,000
Goldman Sachs & Co.	125,000	127,000
Global X Social Media ETF
Barclays Bank	543,609	557,175
Credit Suisse	6,228,737	6,413,450
JPMorgan	91,494	107,100
Merrill Lynch Pierce Fenner & Smith	306,867	314,525
SG Americas Securities	1,536,112	1,532,200
Global X Guru® Index ETF
Merrill Lynch Pierce Fenner & Smith	409,472	419,200
UBS Securities LLC	432,531	512,715

128

Notes to Financial Statements (Concluded)
April 30, 2018 (Unaudited)

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. SUBSEQUENT EVENTS

The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements except as follows:

Subsequent to the April 30, 2018 period end, the Global X Future Analytics Tech ETF investment portfolio of the Trust commenced operations, on May 11, 2018.

129

Disclosure of Fund Expenses (unaudited)

All ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.

Operating expenses such as these are deducted from the Funds’ gross income and directly reduce their final investment returns. These expenses are expressed as a percentage of the Funds’ average net assets; this percentage is known as the Funds’ expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2017 through April 30, 2018).

The table on the next page illustrates the Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

130

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X SuperDividend® ETF
Actual Fund Return	$1,000.00	$1,001.90	0.58%	$2.88
Hypothetical 5% Return	1,000.00	1,022.04	0.58	2.91
Global X SuperDividend® U.S. ETF
Actual Fund Return	$1,000.00	$1,006.70	0.45%	$2.24
Hypothetical 5% Return	1,000.00	1,002.24	0.45	2.26
Global X MSCI SuperDividend® EAFE ETF
Actual Fund Return	$1,000.00	$1,050.40	0.55%	$2.80
Hypothetical 5% Return	1,000.00	1,022.07	0.55	2.76
Global X MSCI SuperDividend® Emerging Markets ETF
Actual Fund Return	$1,000.00	$1,053.50	0.66%	$3.36
Hypothetical 5% Return	1,000.00	1,021.52	0.66	3.31
Global X SuperDividend® REIT ETF
Actual Fund Return	$1,000.00	$991.90	0.59%	$2.91
Hypothetical 5% Return	1,000.00	1,021.87	0.59	2.96
Global X SuperIncome™ Preferred ETF
Actual Fund Return	$1,000.00	$986.20	0.58%	$2.86
Hypothetical 5% Return	1,000.00	1,021.92	0.58	2.91
Global X Social Media ETF
Actual Fund Return	$1,000.00	$1,052.00	0.65%	$3.31
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X | JPMorgan Efficiente Index ETF
Actual Fund Return	$1,000.00	$1,024.50	0.70%	$3.51
Hypothetical 5% Return	1,000.00	1,021.32	0.70	3.51
Global X | JPMorgan US Sector Rotator Index ETF
Actual Fund Return	$1,000.00	$1,044.70	0.69%	$3.50
Hypothetical 5% Return	1,000.00	1,021.37	0.69	3.46
Global X Guru® Index ETF
Actual Fund Return	$1,000.00	$1,046.70	0.75%	$3.81
Hypothetical 5% Return	1,000.00	1,021.08	0.75	3.76
Global X Scientific Beta US ETF
Actual Fund Return	$1,000.00	$1,045.50	0.19%	$0.96
Hypothetical 5% Return	1,000.00	1,023.85	0.19	0.95
Global X Scientific Beta Europe ETF
Actual Fund Return	$1,000.00	$1,045.80	0.39%	$1.98
Hypothetical 5% Return	1,000.00	1,022.86	0.39	1.96
Global X Scientific Beta Japan ETF
Actual Fund Return	$1,000.00	$1,046.10	0.40%	$2.03
Hypothetical 5% Return	1,000.00	1,022.81	0.40	2.01
Global X Scientific Beta Asia ex-Japan ETF
Actual Fund Return	$1,000.00	$1,048.10	0.38%	$1.93
Hypothetical 5% Return	1,000.00	1,022.91	0.38	1.91
Global X YieldCo Index ETF
Actual Fund Return	$1,000.00	$966.60	0.65%	$3.17
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X S&P 500® Catholic Values ETF
Actual Fund Return	$1,000.00	$1,037.10	0.29%	$1.46
Hypothetical 5% Return	1,000.00	1,023.36	0.29	1.45

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period), unless otherwise noted.

131

Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not "interested persons" of the ETF, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

On November 14, 2017, at an in person quarterly Board meeting called for the purpose (the “November Board Meeting”), the Board of Trustees (including the Independent Trustees of Global X Funds (the “Trust”), voting separately) considered and unanimously approved (i) the renewal of the Investment Advisory Agreement (each a “Renewal Investment Advisory Agreement”) for each of the series of the Trust included in this semi-annual report (each, a “Renewal Fund”), and (ii) the renewal of the Supervision and Administration Agreement between the Trust (each a “Renewal Supervision and Administration Agreement”), on behalf the each Renewal Fund, and Global X Management, LLC (“Global X Management”). Each Renewal Investment Advisory Agreement and each Renewal Supervision and Administration Agreement are referred to herein, collectively, as the “Renewal Agreements.”

In advance of the November Board Meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the respective Renewal Agreements for each Renewal Fund to be considered at the November Board Meeting, and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meeting with management of Global X Management, the Independent Trustees met separately in executive session with their counsel.

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board considered a variety of factors at the November Board Meeting, including the factors discussed at greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services to be provided to the Renewal Funds in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory services to the Renewal Funds;

•	Global X Management’s responsibilities under the Renewal Agreements to, among other things, (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of the Funds’ holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the Securities and Exchange Commission ("SEC") and other regulatory or

132

Approval of Investment Advisory Agreement (Unaudited) (continued)

governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are provided by Global X Management or made available to the Renewal Funds; and

•	the quality of Global X Management’s resources and personnel that would be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded at the November Board Meeting that it was satisfied with the nature, extent and quality of the services to be provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. The Board examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investment performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable specialized and/or focused ETFs and other registered funds in the same classification as the Renewal Funds, which performance information is publicly available from such registered funds as well as from other third-party sources; and (ii) the performance of comparable registered funds and pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the comparable funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.

Based on these considerations and comparisons, the Board concluded, at the November Board Meeting, that the investment performance of each of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements for each Renewal Fund.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to each of the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered the current and expected profitability to Global X Management from all services that Global X Management provided or expected to provide to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding Global X Management’s operations and the services provided to the Renewal Funds and discussed with the Board Global X Management’s current and expected profitability with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

133

Approval of Investment Advisory Agreement (Unaudited) (continued)

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated, similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average and median for the Renewal Fund’s peer group;

•	the structure of the unified Management Fee (which includes as one component the investment advisory fees for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the Renewal Funds and that the proposed Management Fee for each Renewal Fund was set at a competitive fee to make the Renewal Fund viable in the marketplace; and

•	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded, at the November Board Meeting, that the services to be received and the fees to be charged under the applicable Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as each Renewal Fund grows and whether the proposed unitary Management Fee for the Renewal Fund reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management intends to continue to make in the Renewal Funds in order to seek to assure that each Renewal Fund is attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each Renewal Fund and its shareholders.

Based on these considerations, the Board concluded, at the November Board Meeting, that approval of the proposed unitary Management Fees for the Renewal Funds appropriately addressed economies of scale.

134

Approval of Investment Advisory Agreement (Unaudited) (continued)

Other Benefits

In considering each Renewal Agreement, in addition to the factors discussed above, the Board considered at the November Board Meeting any other benefits that may be realized by Global X Management as a result of its relationships with the Renewal Funds. As a result, the Board concluded that, in each case, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the applicable Renewal Agreements.

Conclusion

After full consideration of the factors discussed above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching these decisions, the Board did not assign relative weights to the factors discussed above, nor did the Board deem any one factor or group of factors to be controlling in and of themselves. Each member of the Board may have afforded different weight to the various factors.

135

SUPPLEMENTAL INFORMATION (unaudited)

NAV is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com

136

Notes

137

Notes

138

Notes

139

Notes

140

600 Lexington Avenue, 20th Floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Suite 500

Washington, DC 2006

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-003-0700

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
President

Date: July 09, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
President

Date: July 09, 2018

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
Chief Financial Officer

Date: July 09, 2018

*	Print the name and title of each signing officer under his or her signature.